UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867
                                                      --------

                     Oppenheimer Multi-State Municipal Trust
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--135.1%
-----------------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.9%
-----------------------------------------------------------------------------------------------------------------------------------
$        25,000  AL HFA (Berkshire Apartments)                                             6.300%      05/20/2038   $       25,271
-----------------------------------------------------------------------------------------------------------------------------------
     18,960,000  AL HFA (Single Family) 1                                                  5.450       10/01/2032       19,148,968
-----------------------------------------------------------------------------------------------------------------------------------
      5,335,000  AL HFA (Single Family)                                                    5.300       10/01/2027        5,438,126
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  AL HFA (Single Family)                                                    5.350       10/01/2026           15,120
-----------------------------------------------------------------------------------------------------------------------------------
      2,775,000  AL HFA (Single Family)                                                    5.350       10/01/2032        2,822,813
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  AL HFA (South Bay Apartments)                                             5.950       02/01/2033           15,485
-----------------------------------------------------------------------------------------------------------------------------------
     16,095,000  AL IDA Solid Waste Disposal (Pine City Fiber
                 Company)                                                                  6.450       12/01/2023       16,153,908
-----------------------------------------------------------------------------------------------------------------------------------
      7,440,000  AL IDA Solid Waste Disposal (Pine City Fiber
                 Company)                                                                  6.450       12/01/2023        7,486,426
-----------------------------------------------------------------------------------------------------------------------------------
     10,140,000  AL Space Science Exhibit Finance Authority                                6.000       10/01/2025        9,995,099
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  AL Water Pollution Control Authority                                      5.500       08/15/2020           25,130
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  Alexander City, AL GO                                                     5.625       05/01/2021           10,234
-----------------------------------------------------------------------------------------------------------------------------------
      1,810,000  Andalusia-Opp, AL Airport Authority                                       5.000       08/01/2026        1,774,253
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  Bay Minette, AL Industrial Devel. Board (B.F.
                 Goodrich)                                                                 6.500       02/15/2009          100,319
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000  Courtland, AL Industrial Devel. Board (International
                 Paper Company)                                                            5.200       06/01/2025        9,777,600
-----------------------------------------------------------------------------------------------------------------------------------
     73,980,000  Huntsville, AL Health Care Authority 1                                    4.636 2     06/01/2032       68,937,398
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  Huntsville, AL Health Care Authority                                      4.636 2     06/01/2032           18,632
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  Mobile, AL Industrial Devel. Board (International
                 Paper Company)                                                            6.450       05/15/2019           25,878
-----------------------------------------------------------------------------------------------------------------------------------
      2,200,000  Rainbow City, AL Special Health Care Facilities
                 Financing Authority (Regency Pointe) 3                                    8.250       01/01/2031        1,062,754
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  Selma, AL Industrial Devel. Board (International
                 Paper Company)                                                            6.000       05/01/2025           10,293
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  South Marengo County, AL Water & Fire Protection
                 Authority                                                                 7.700       05/01/2008           10,151
-----------------------------------------------------------------------------------------------------------------------------------
      7,220,000  Tuscaloosa, AL Educational Building Authority
                 (Stillman College) 4                                                      5.000       06/01/2026        6,782,757
                                                                                                                    ---------------
                                                                                                                       149,636,615
-----------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.4%
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  AK HFC, Series A-1                                                        6.100       06/01/2030           20,483
-----------------------------------------------------------------------------------------------------------------------------------
         45,000  AK HFC, Series A-2                                                        5.300       06/01/2008           45,399
-----------------------------------------------------------------------------------------------------------------------------------
      7,250,000  AK HFC, Series C 1                                                        5.200       12/01/2037        7,285,356
-----------------------------------------------------------------------------------------------------------------------------------
      2,250,000  AK Industrial Devel. & Export Authority (Anchorage
                 Sportsplex/Grace Community Church Obligated
                 Group)                                                                    6.150       08/01/2031        2,211,165
-----------------------------------------------------------------------------------------------------------------------------------
         40,000  AK Industrial Devel. & Export Authority
                 (Snettisham)                                                              6.000       01/01/2014           41,375
-----------------------------------------------------------------------------------------------------------------------------------
      1,650,000  AK Industrial Devel. & Export Authority Community
                 Provider (Boys & Girls Home)                                              5.875       12/01/2027        1,641,239
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  AK Industrial Devel. & Export Authority Community
                 Provider (Boys & Girls Home)                                              6.000       12/01/2036        1,502,160
-----------------------------------------------------------------------------------------------------------------------------------
         90,000  AK Industrial Devel. & Export Authority, Series A                         5.250       04/01/2023           91,289
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  AK Northern Tobacco Securitization Corp. (TASC)                           5.000       06/01/2032        4,422,600
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000  AK Northern Tobacco Securitization Corp. (TASC)                           5.000       06/01/2046        8,509,700
-----------------------------------------------------------------------------------------------------------------------------------
     31,850,000  AK Northern Tobacco Securitization Corp. (TASC)                           6.125 5     06/01/2046        2,454,043
-----------------------------------------------------------------------------------------------------------------------------------
     20,860,000  AK Northern Tobacco Securitization Corp. (TASC)                           6.375 5     06/01/2046        1,519,860
-----------------------------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ALASKA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$        25,000  Kasaan, AK Lease 6                                                        9.500%      07/01/2020   $       25,035
                                                                                                                    ---------------
                                                                                                                        29,769,704
-----------------------------------------------------------------------------------------------------------------------------------
ARIZONA--5.0%
-----------------------------------------------------------------------------------------------------------------------------------
        325,000  Apache County, AZ IDA (Tucson Electric Power
                 Company)                                                                  5.875       03/01/2033          325,046
-----------------------------------------------------------------------------------------------------------------------------------
    297,650,000  AZ Health Facilities Authority (Banner Health
                 System), Series B 1                                                       4.401 2     01/01/2037      276,677,581
-----------------------------------------------------------------------------------------------------------------------------------
        805,000  AZ HFA (Casa De Flores)                                                   5.300       07/20/2042          811,319
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000  Buckeye, AZ Watson Road Community Facilities
                 District                                                                  5.750       07/01/2022        3,006,840
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  Buckeye, AZ Watson Road Community Facilities
                 District                                                                  6.000       07/01/2030        5,024,650
-----------------------------------------------------------------------------------------------------------------------------------
        810,000  Estrella, AZ Mountain Ranch Community Facilities
                 District                                                                  5.625       07/15/2025          790,422
-----------------------------------------------------------------------------------------------------------------------------------
        400,000  Estrella, AZ Mountain Ranch Community Facilities
                 District                                                                  5.800       07/15/2030          396,224
-----------------------------------------------------------------------------------------------------------------------------------
      8,250,000  Flagstaff, AZ IDA (Senior Living Community-
                 Northern Arizona)                                                         5.700       07/01/2042        7,889,888
-----------------------------------------------------------------------------------------------------------------------------------
        500,000  Gladden Farms, AZ Community Facilities District                           5.500       07/15/2031          470,650
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Goodyear, AZ IDA Water and Sewer (Litchfield Park
                 Service Company)                                                          6.750       10/01/2031        1,058,220
-----------------------------------------------------------------------------------------------------------------------------------
      4,600,000  Maricopa County, AZ IDA (Christian Care
                 Apartments)                                                               6.500       01/01/2036        4,768,866
-----------------------------------------------------------------------------------------------------------------------------------
      1,120,000  Maricopa County, AZ IDA (Guadalupe Huerta)                                5.300       07/20/2042        1,128,792
-----------------------------------------------------------------------------------------------------------------------------------
      1,885,000  Maricopa County, AZ IDA (Immanuel Campus Care)                            8.500       04/20/2041        1,848,695
-----------------------------------------------------------------------------------------------------------------------------------
      2,950,000  Maricopa County, AZ IDA (Rosa Linda Apartments)                           5.300       07/20/2042        2,973,158
-----------------------------------------------------------------------------------------------------------------------------------
        355,000  Maricopa County, AZ IDA (Sun King Apartments)                             6.750       11/01/2018          363,964
-----------------------------------------------------------------------------------------------------------------------------------
        500,000  Maricopa County, AZ IDA (Sun King Apartments)                             6.750       05/01/2031          507,430
-----------------------------------------------------------------------------------------------------------------------------------
      3,760,000  Maricopa County, AZ IDA (Sun King Apartments)                             9.500       11/01/2031        3,641,372
-----------------------------------------------------------------------------------------------------------------------------------
        665,000  Maricopa County, AZ School District No. 024 (Gila
                 Bend) 4                                                                   5.500       07/01/2021          683,161
-----------------------------------------------------------------------------------------------------------------------------------
        460,000  Merrill Ranch, AZ Community Facilities District No.
                 1 Special Assessment Lien                                                 5.250       07/01/2024          432,929
-----------------------------------------------------------------------------------------------------------------------------------
        390,000  Merrill Ranch, AZ Community Facilities District No.
                 2 Special Assessment Lien                                                 5.250       07/01/2024          367,049
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Merrill Ranch, AZ Community Facilities District No.
                 2 Special Assessment Lien                                                 5.300       07/01/2030          919,010
-----------------------------------------------------------------------------------------------------------------------------------
        235,000  Navajo County, AZ IDA (Stone Container Corp.) 4                           7.200       06/01/2027          238,708
-----------------------------------------------------------------------------------------------------------------------------------
      1,195,000  Navajo County, AZ IDA (Stone Container Corp.) 4                           7.400       04/01/2026        1,213,021
-----------------------------------------------------------------------------------------------------------------------------------
      1,125,000  Palm Valley, AZ Community Facility District No. 3                         5.300       07/15/2031        1,133,258
-----------------------------------------------------------------------------------------------------------------------------------
        420,000  Parkway, AZ Community Facilities District No. 1
                 (Prescott Valley)                                                         5.300       07/15/2025          394,922
-----------------------------------------------------------------------------------------------------------------------------------
        350,000  Parkway, AZ Community Facilities District No. 1
                 (Prescott Valley)                                                         5.350       07/15/2031          322,840
-----------------------------------------------------------------------------------------------------------------------------------
      3,275,000  Phoenix, AZ IDA (America West Airlines) 4                                 6.250       06/01/2019        3,288,297
-----------------------------------------------------------------------------------------------------------------------------------
      7,500,000  Phoenix, AZ IDA (America West Airlines) 4                                 6.300       04/01/2023        7,521,075
-----------------------------------------------------------------------------------------------------------------------------------
         50,000  Phoenix, AZ IDA (Crossroads Apartments)                                   5.200       12/15/2021           50,444
-----------------------------------------------------------------------------------------------------------------------------------
      1,650,000  Phoenix, AZ IDA (Espiritu Community Devel. Corp.)                         6.250       07/01/2036        1,673,117
-----------------------------------------------------------------------------------------------------------------------------------
      1,935,000  Phoenix, AZ IDA (Gourmet Boutique West) 4                                 5.875       11/01/2037        1,828,207
-----------------------------------------------------------------------------------------------------------------------------------
      1,450,000  Phoenix, AZ IDA (Royal Paper Converting) 4                                7.000       03/01/2014        1,465,124
-----------------------------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       225,000  Pima County, AZ Devel. Authority (Tucson Electric
                 Power Company)                                                            6.100%      09/01/2025   $      225,009
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  Pima County, AZ IDA (American Charter Schools
                 Foundation)                                                               5.625       07/01/2038        4,945,500
-----------------------------------------------------------------------------------------------------------------------------------
      2,150,000  Pima County, AZ IDA (Christian Senior Living)                             5.050       01/01/2037        1,996,834
-----------------------------------------------------------------------------------------------------------------------------------
        400,000  Pima County, AZ IDA (Desert Technology Schools)                           6.375       02/01/2014          408,404
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Pima County, AZ IDA (Desert Technology Schools)                           7.000       02/01/2024        1,015,740
-----------------------------------------------------------------------------------------------------------------------------------
      1,250,000  Pima County, AZ IDA (Facility Choice Education &
                 Devel. Corp.)                                                             6.250       06/01/2026        1,273,588
-----------------------------------------------------------------------------------------------------------------------------------
      2,350,000  Pima County, AZ IDA (Facility Choice Education &
                 Devel. Corp.)                                                             6.375       06/01/2036        2,395,684
-----------------------------------------------------------------------------------------------------------------------------------
      3,410,000  Pima County, AZ IDA (Global Water Resources)                              5.450       12/01/2017        3,323,454
-----------------------------------------------------------------------------------------------------------------------------------
      2,215,000  Pima County, AZ IDA (Global Water Resources)                              5.600       12/01/2022        2,124,562
-----------------------------------------------------------------------------------------------------------------------------------
     11,100,000  Pima County, AZ IDA (Global Water Resources)                              5.750       12/01/2032       10,381,053
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Pima County, AZ IDA (P.L.C. Charter Schools)                              6.750       04/01/2036        1,557,840
-----------------------------------------------------------------------------------------------------------------------------------
        250,000  Pima County, AZ IDA (Paradise Education Center)                           5.875       06/01/2022          246,618
-----------------------------------------------------------------------------------------------------------------------------------
        550,000  Pima County, AZ IDA (Paradise Education Center)                           6.000       06/01/2036          529,986
-----------------------------------------------------------------------------------------------------------------------------------
        180,000  Pima County, AZ IDA (Single Family Mtg.)                                  6.200       11/01/2030          189,513
-----------------------------------------------------------------------------------------------------------------------------------
      1,600,000  Pima County, AZ IDA (Sonoran Science Academy)                             5.670       12/01/2027        1,526,016
-----------------------------------------------------------------------------------------------------------------------------------
      1,960,000  Pima County, AZ IDA (Sonoran Science Academy)                             5.750       12/01/2037        1,846,634
-----------------------------------------------------------------------------------------------------------------------------------
      1,650,000  Pinal County, AZ IDA (San Manuel Facility)                                6.250       06/01/2026        1,750,155
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Quail Creek, AZ Community Facilities District                             5.550       07/15/2030        1,425,825
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  San Luis, AZ Facility Devel. Corp. (Regional
                 Dentention Center)                                                        7.250       05/01/2027          997,210
-----------------------------------------------------------------------------------------------------------------------------------
        265,000  Show Low Bluff, AZ Community Facilities District                          5.600       07/01/2031          249,980
-----------------------------------------------------------------------------------------------------------------------------------
        300,000  Show Low Bluff, AZ Community Facilities District
                 Special Assessment                                                        5.200       07/01/2017          295,350
-----------------------------------------------------------------------------------------------------------------------------------
     11,825,000  Somerton, AZ IDA (Bienestar)                                              5.750       07/01/2017       11,793,546
-----------------------------------------------------------------------------------------------------------------------------------
        555,000  Tucson & Pima Counties, AZ IDA (Single Family
                 Mtg.)                                                                     6.000       07/01/2021          575,152
-----------------------------------------------------------------------------------------------------------------------------------
         90,000  Tucson & Pima Counties, AZ IDA (Single Family
                 Mtg.)                                                                     6.200       01/01/2034           91,933
-----------------------------------------------------------------------------------------------------------------------------------
        775,000  Tucson & Pima Counties, AZ IDA (Single Family
                 Mtg.)                                                                     6.350       01/01/2034          784,331
-----------------------------------------------------------------------------------------------------------------------------------
      2,360,000  Tucson, AZ IDA (Casa De Eneanto)                                          5.300       07/20/2042        2,378,526
-----------------------------------------------------------------------------------------------------------------------------------
        800,000  Tucson, AZ IDA (Joint Single Family Mtg.)                                 5.000       01/01/2039          806,208
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000  Verrado, AZ Community Facilities District No. 1                           5.350       07/15/2031        3,737,600
-----------------------------------------------------------------------------------------------------------------------------------
     10,200,000  Yavapai County, AZ IDA Solid Waste Disposal
                 (Waste Management) 1                                                      4.900       03/01/2028        9,492,375
                                                                                                                    ---------------
                                                                                                                       401,578,905
-----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.4%
-----------------------------------------------------------------------------------------------------------------------------------
      7,000,000  AR Devel. Finance Authority (Single Family Mtg.) 1                        5.200       01/01/2038        7,037,520
-----------------------------------------------------------------------------------------------------------------------------------
         55,000  AR Devel. Finance Authority (Single Family Mtg.) 7                        5.200       01/01/2038           55,295
-----------------------------------------------------------------------------------------------------------------------------------
        555,000  Calhoun County, AR Solid Waste Disposal (Georgia-
                 Pacific Corp.)                                                            6.375       11/01/2026          557,353
-----------------------------------------------------------------------------------------------------------------------------------
      7,700,000  Cave Springs, AR Municipal Property (Creeks Special
                 Sewer District)                                                           6.250       02/01/2038        7,421,029
-----------------------------------------------------------------------------------------------------------------------------------
         50,000  Grand Prairie, AR Water Users Board                                       5.900       07/01/2022           50,135
-----------------------------------------------------------------------------------------------------------------------------------
      1,345,000  Little River County, AR (Georgia-Pacific Corp.)                           5.600       10/01/2026        1,261,597
-----------------------------------------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     8,440,000  North Little Rock, AR Residential Hsg. Facilities
                 Board (Ridgeview Apartments) 1                                            5.600%      08/20/2045   $    8,660,622
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  Pine Bluff, AR (International Paper Company)                              5.550       08/15/2022           25,342
-----------------------------------------------------------------------------------------------------------------------------------
      5,460,000  Sebastian County, AR Health Facilities Board (Sparks
                 Regional Medical Center)                                                  5.625       11/01/2031        5,316,347
                                                                                                                    ---------------
                                                                                                                        30,385,240
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--16.1%
-----------------------------------------------------------------------------------------------------------------------------------
        715,000  Azusa, CA Special Tax Community Facilities District
                 No. 05-1                                                                  5.000       09/01/2027          665,980
-----------------------------------------------------------------------------------------------------------------------------------
      1,840,000  Azusa, CA Special Tax Community Facilities District
                 No. 05-1                                                                  5.000       09/01/2037        1,659,790
-----------------------------------------------------------------------------------------------------------------------------------
        415,000  Bakersfield, CA Improvement Bond Act 1915                                 5.100       09/02/2021          412,734
-----------------------------------------------------------------------------------------------------------------------------------
     60,110,000  CA County Tobacco Securitization Agency                                   6.118 5     06/01/2046        4,718,635
-----------------------------------------------------------------------------------------------------------------------------------
     75,000,000  CA County Tobacco Securitization Agency                                   6.300 5     06/01/2055        2,423,250
-----------------------------------------------------------------------------------------------------------------------------------
    127,310,000  CA County Tobacco Securitization Agency                                   6.489 5     06/01/2046        9,993,835
-----------------------------------------------------------------------------------------------------------------------------------
    107,400,000  CA County Tobacco Securitization Agency                                   6.619 5     06/01/2050        4,976,916
-----------------------------------------------------------------------------------------------------------------------------------
     33,920,000  CA County Tobacco Securitization Agency                                   6.650 5     06/01/2046        2,471,411
-----------------------------------------------------------------------------------------------------------------------------------
    215,100,000  CA County Tobacco Securitization Agency                                   7.000 5     06/01/2055        6,949,881
-----------------------------------------------------------------------------------------------------------------------------------
    246,760,000  CA County Tobacco Securitization Agency                                   7.477 5     06/01/2055        6,398,487
-----------------------------------------------------------------------------------------------------------------------------------
     36,000,000  CA County Tobacco Securitization Agency (TASC)                            0.000 8     06/01/2041       27,763,560
-----------------------------------------------------------------------------------------------------------------------------------
     56,530,000  CA County Tobacco Securitization Agency (TASC)                            0.000 8     06/01/2046       43,770,048
-----------------------------------------------------------------------------------------------------------------------------------
        255,000  CA County Tobacco Securitization Agency (TASC)                            5.250       06/01/2045          229,523
-----------------------------------------------------------------------------------------------------------------------------------
     19,000,000  CA County Tobacco Securitization Agency (TASC)                            5.250       06/01/2046       17,088,220
-----------------------------------------------------------------------------------------------------------------------------------
      2,500,000  CA County Tobacco Securitization Agency (TASC)                            5.500       06/01/2033        2,485,600
-----------------------------------------------------------------------------------------------------------------------------------
      2,610,000  CA County Tobacco Securitization Agency (TASC)                            5.875       06/01/2035        2,617,099
-----------------------------------------------------------------------------------------------------------------------------------
      7,285,000  CA County Tobacco Securitization Agency (TASC)                            5.875       06/01/2043        7,304,815
-----------------------------------------------------------------------------------------------------------------------------------
      2,930,000  CA County Tobacco Securitization Agency (TASC)                            6.000       06/01/2042        2,952,532
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  CA County Tobacco Securitization Agency (TASC)                            6.125       06/01/2038        5,063,300
-----------------------------------------------------------------------------------------------------------------------------------
    318,250,000  CA County Tobacco Securitization Agency (TASC)                            6.315 5     06/01/2050       17,672,423
-----------------------------------------------------------------------------------------------------------------------------------
     57,000,000  CA County Tobacco Securitization Agency (TASC)                            6.400 5     06/01/2046        4,153,020
-----------------------------------------------------------------------------------------------------------------------------------
    265,000,000  CA Golden State Tobacco Securitization Corp.
                 (TASC) 1,6                                                                5.750       06/01/2047      254,439,721
-----------------------------------------------------------------------------------------------------------------------------------
     24,000,000  CA Golden State Tobacco Securitization Corp.
                 (TASC)                                                                    5.000       06/01/2033       21,382,080
-----------------------------------------------------------------------------------------------------------------------------------
     24,650,000  CA Golden State Tobacco Securitization Corp.
                 (TASC)                                                                    5.125       06/01/2047       21,684,112
-----------------------------------------------------------------------------------------------------------------------------------
      6,000,000  CA Golden State Tobacco Securitization Corp.
                 (TASC)                                                                    5.750       06/01/2047        5,760,600
-----------------------------------------------------------------------------------------------------------------------------------
  1,301,000,000  CA Golden State Tobacco Securitization Corp.
                 (TASC)                                                                    6.081 5     06/01/2047       95,610,490
-----------------------------------------------------------------------------------------------------------------------------------
    340,000,000  CA Golden State Tobacco Securitization Corp.
                 (TASC)                                                                    6.000 5     06/01/2047       23,147,200
-----------------------------------------------------------------------------------------------------------------------------------
      6,250,000  CA Pollution Control Financing Authority
                 (Browning-Ferris Industries)                                              6.750       09/01/2019        6,269,750
-----------------------------------------------------------------------------------------------------------------------------------
     25,575,000  CA Pollution Control Financing Authority
                 (Browning-Ferris Industries)                                              6.875       11/01/2027       25,631,009
-----------------------------------------------------------------------------------------------------------------------------------
      4,815,000  CA Statewide CDA (Aspire Public Schools)                                  7.250       08/01/2031        4,926,997
-----------------------------------------------------------------------------------------------------------------------------------
     14,400,000  CA Statewide CDA (Fairfield Apartments) 9                                 7.250       01/01/2035        8,514,432
-----------------------------------------------------------------------------------------------------------------------------------


                  4 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   555,300,000  CA Statewide Financing Authority Tobacco
                 Settlement                                                                7.001% 5    06/01/2055   $   17,941,743
-----------------------------------------------------------------------------------------------------------------------------------
    260,000,000  CA Statewide Financing Authority Tobacco
                 Settlement                                                                7.876 5     06/01/2055        6,614,400
-----------------------------------------------------------------------------------------------------------------------------------
      4,500,000  CA Statewide Financing Authority Tobacco
                 Settlement (TASC)                                                         6.000       05/01/2037        4,534,335
-----------------------------------------------------------------------------------------------------------------------------------
      1,405,000  CA Statewide Financing Authority Tobacco
                 Settlement (TASC)                                                         6.000       05/01/2043        1,415,720
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  CA Statewide Financing Authority Tobacco
                 Settlement (TASC)                                                         6.000       05/01/2043          100,763
-----------------------------------------------------------------------------------------------------------------------------------
      3,875,000  CA Valley Health System COP                                               6.875       05/15/2023        3,876,589
-----------------------------------------------------------------------------------------------------------------------------------
     21,000,000  CA Veterans GO 1                                                          4.900       12/01/2025       21,129,990
-----------------------------------------------------------------------------------------------------------------------------------
     57,500,000  CA Veterans GO 1                                                          5.050       12/01/2036       57,723,962
-----------------------------------------------------------------------------------------------------------------------------------
     40,000,000  Inland, CA Empire Tobacco Securitization Authority
                 (TASC)                                                                    6.625 5     06/01/2036        6,072,800
-----------------------------------------------------------------------------------------------------------------------------------
     80,000,000  Inland, CA Empire Tobacco Securitization Authority
                 (TASC)                                                                    6.750 5     06/01/2047        5,803,200
-----------------------------------------------------------------------------------------------------------------------------------
    432,795,000  Inland, CA Empire Tobacco Securitization Authority
                 (TASC)                                                                    7.626 5     06/01/2057       10,867,482
-----------------------------------------------------------------------------------------------------------------------------------
  1,000,000,000  Inland, CA Empire Tobacco Securitization Authority
                 (TASC)                                                                    8.001 5     06/01/2057       20,790,000
-----------------------------------------------------------------------------------------------------------------------------------
      1,375,000  Lathrop, CA Special Tax Community Facilities
                 District No. 03-2 4                                                       7.000       09/01/2033        1,476,296
-----------------------------------------------------------------------------------------------------------------------------------
     98,250,000  Long Beach, CA Bond Finance Authority Natural
                 Gas 1                                                                     5.371 2     11/15/2033       95,548,125
-----------------------------------------------------------------------------------------------------------------------------------
     13,000,000  Long Beach, CA Harbor 1                                                   5.200       05/15/2027       13,326,690
-----------------------------------------------------------------------------------------------------------------------------------
      5,700,000  Los Angeles, CA Regional Airports Improvement
                 Corp. (Air Canada)                                                        8.750       10/01/2014        5,364,783
-----------------------------------------------------------------------------------------------------------------------------------
      2,160,000  Los Angeles, CA Regional Airports Improvement
                 Corp. (American Airlines) 4                                               7.500       12/01/2024        2,348,330
-----------------------------------------------------------------------------------------------------------------------------------
      2,810,000  Los Angeles, CA Regional Airports Improvement
                 Corp. (Continental Airlines) 4                                            5.650       08/01/2017        2,783,614
-----------------------------------------------------------------------------------------------------------------------------------
      1,135,000  Los Angeles, CA Regional Airports Improvement
                 Corp. (Delta Airlines) 4                                                  6.350       11/01/2025        1,120,166
-----------------------------------------------------------------------------------------------------------------------------------
     13,415,000  Los Angeles, CA Regional Airports Improvement
                 Corp. (Delta-Continental Airlines) 6                                      9.250       08/01/2024       13,649,763
-----------------------------------------------------------------------------------------------------------------------------------
        400,000  Los Angeles, CA Regional Airports Improvement
                 Corp. (United Airlines) 9                                                 6.875       11/15/2012          279,496
-----------------------------------------------------------------------------------------------------------------------------------
      2,280,000  Los Angeles, CA Regional Airports Improvement
                 Corp. (United Airlines) 6,9,10                                            8.800       11/15/2021        1,610,090
-----------------------------------------------------------------------------------------------------------------------------------
    155,000,000  Northern CA Gas Authority 1                                               4.225 2     07/01/2027      141,825,000
-----------------------------------------------------------------------------------------------------------------------------------
    115,975,000  Northern CA Tobacco Securitization Authority
                 (TASC)                                                                    6.375 5     06/01/2045        9,043,731
-----------------------------------------------------------------------------------------------------------------------------------
      5,925,000  Palm Desert, CA Improvement Bond Act 1915                                 5.100       09/02/2037        5,312,355
-----------------------------------------------------------------------------------------------------------------------------------
      2,200,000  San Diego County, CA COP 4                                                5.700       02/01/2028        2,147,926
-----------------------------------------------------------------------------------------------------------------------------------
     45,440,000  Southern CA Tobacco Securitization Authority                              5.125       06/01/2046       40,009,011
-----------------------------------------------------------------------------------------------------------------------------------
    175,550,000  Southern CA Tobacco Securitization Authority                              6.250 5     06/01/2046       13,780,675
-----------------------------------------------------------------------------------------------------------------------------------
     41,325,000  Southern CA Tobacco Securitization Authority                              6.400 5     06/01/2046        3,010,940
-----------------------------------------------------------------------------------------------------------------------------------
    143,080,000  Southern CA Tobacco Securitization Authority                              7.100 5     06/01/2046        8,848,067
-----------------------------------------------------------------------------------------------------------------------------------


                  5 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     5,125,000  Southern CA Tobacco Securitization Authority
                 (TASC)                                                                    5.000%      06/01/2037   $    4,531,679
-----------------------------------------------------------------------------------------------------------------------------------
    101,450,000  Southern California Public Power Authority Natural
                 Gas 1                                                                     4.992 2     11/01/2038      100,435,500
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000  Stockton, CA Public Financing Authority, Series A                         5.250       09/01/2031        3,027,210
-----------------------------------------------------------------------------------------------------------------------------------
      2,860,000  Stockton, CA Public Financing Authority, Series A                         5.250       09/01/2034        2,873,842
-----------------------------------------------------------------------------------------------------------------------------------
      5,425,000  Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh) 4                               5.450       09/01/2026        4,889,715
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000  Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh) 4                               5.500       09/01/2036        3,507,280
-----------------------------------------------------------------------------------------------------------------------------------
      2,680,000  Val Verde, CA Unified School District Special Tax 4                       5.450       09/01/2036        2,647,143
                                                                                                                    ---------------
                                                                                                                     1,279,405,861
COLORADO--3.0%
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Andonea, CO Metropolitan District No. 2                                   6.125       12/01/2025          977,520
-----------------------------------------------------------------------------------------------------------------------------------
      2,380,000  Andonea, CO Metropolitan District No. 3                                   6.250       12/01/2035        2,322,975
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  Arista, CO Metropolitan District                                          6.750       12/01/2035        5,066,300
-----------------------------------------------------------------------------------------------------------------------------------
      2,620,000  Beacon Point, CO Metropolitan District                                    6.125       12/01/2025        2,410,557
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Beacon Point, CO Metropolitan District                                    6.250       12/01/2035        1,826,840
-----------------------------------------------------------------------------------------------------------------------------------
        375,000  Bent County, CO School District No. RE-2 (McClave)
                 COP                                                                       5.000       12/01/2026          376,204
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Castle Oaks, CO Metropolitan District                                     6.000       12/01/2025          964,170
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Castle Oaks, CO Metropolitan District                                     6.125       12/01/2035        1,439,835
-----------------------------------------------------------------------------------------------------------------------------------
      5,920,000  Central Marksheffel, CO Metropolitan District                             7.250       12/01/2029        6,173,494
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  CO Educational & Cultural Facilities Authority
                 (Banning Lewis Ranch Academy)                                             6.125       12/15/2035        1,511,325
-----------------------------------------------------------------------------------------------------------------------------------
        680,000  CO Educational & Cultural Facilities Authority
                 (Carbon Valley Academy Charter School)                                    5.625       12/01/2036          650,474
-----------------------------------------------------------------------------------------------------------------------------------
      2,475,000  CO Educational & Cultural Facilities Authority (Inn
                 at Auraria)                                                               5.375       07/01/2015        2,474,802
-----------------------------------------------------------------------------------------------------------------------------------
     24,295,000  CO Educational & Cultural Facilities Authority (Inn
                 at Auraria)                                                               6.000       07/01/2042       24,204,623
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  CO Health Facilities Authority (Christian Living
                 Communities)                                                              5.750       01/01/2037        1,967,860
-----------------------------------------------------------------------------------------------------------------------------------
      1,225,000  CO Health Facilities Authority Health & Residential
                 Care Facilities (Volunteers of America)                                   5.300       07/01/2037        1,117,739
-----------------------------------------------------------------------------------------------------------------------------------
        365,000  CO Hsg. & Finance Authority                                               6.400       11/01/2024          374,045
-----------------------------------------------------------------------------------------------------------------------------------
        630,000  CO Hsg. & Finance Authority 4                                             6.450       04/01/2030          665,816
-----------------------------------------------------------------------------------------------------------------------------------
        735,000  CO Hsg. & Finance Authority                                               7.000       02/01/2030          775,962
-----------------------------------------------------------------------------------------------------------------------------------
        170,000  CO Hsg. & Finance Authority                                               7.050       04/01/2031          179,459
-----------------------------------------------------------------------------------------------------------------------------------
        675,000  CO Hsg. & Finance Authority                                               7.050       04/01/2031          712,557
-----------------------------------------------------------------------------------------------------------------------------------
        560,000  CO Hsg. & Finance Authority                                               7.250       10/01/2031          568,333
-----------------------------------------------------------------------------------------------------------------------------------
        390,000  CO Hsg. & Finance Authority                                               8.400       10/01/2021          413,739
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  CO Hsg. & Finance Authority (Single Family)                               6.500       11/01/2029           10,242
-----------------------------------------------------------------------------------------------------------------------------------
         30,000  CO Hsg. & Finance Authority (Single Family)                               6.800       04/01/2030           30,828
-----------------------------------------------------------------------------------------------------------------------------------
      2,040,000  CO Hsg. & Finance Authority (Single Family) 4                             6.800       02/01/2031        2,164,807
-----------------------------------------------------------------------------------------------------------------------------------
         45,000  CO Hsg. & Finance Authority (Single Family)                               7.000       05/01/2026           46,328
-----------------------------------------------------------------------------------------------------------------------------------
         54,000  CO Hsg. & Finance Authority (Single Family)                               7.250       05/01/2027           55,670
-----------------------------------------------------------------------------------------------------------------------------------
        220,000  CO Hsg. & Finance Authority (Single Family)                               7.375       06/01/2026          226,846
-----------------------------------------------------------------------------------------------------------------------------------
        400,000  CO Hsg. & Finance Authority, Series C-2                                   6.600       08/01/2032          423,580
-----------------------------------------------------------------------------------------------------------------------------------


                  6 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       240,000  CO Hsg. & Finance Authority, Series C-2                                   6.875%      11/01/2028   $      243,305
-----------------------------------------------------------------------------------------------------------------------------------
      7,050,000  CO International Center Metropolitan District No.3                        6.500       12/01/2035        6,928,952
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Confluence, CO Metropolitan District                                      5.400       12/01/2027          964,920
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Copperleaf, CO Metropolitan District No. 2                                5.850       12/01/2026          945,610
-----------------------------------------------------------------------------------------------------------------------------------
      1,850,000  Copperleaf, CO Metropolitan District No. 2                                5.950       12/01/2036        1,730,250
-----------------------------------------------------------------------------------------------------------------------------------
      1,700,000  Crystal Crossing, CO Metropolitan District                                6.000       12/01/2036        1,509,940
-----------------------------------------------------------------------------------------------------------------------------------
        195,000  Denver, CO City & County Airport                                          5.000       11/15/2031          195,289
-----------------------------------------------------------------------------------------------------------------------------------
     28,500,000  Denver, CO City & County Airport Special Facilities
                 (United Air Lines)                                                        5.250       10/01/2032       26,016,510
-----------------------------------------------------------------------------------------------------------------------------------
     22,000,000  Denver, CO City & County Airport Special Facilities
                 (United Air Lines)                                                        5.750       10/01/2032       21,542,620
-----------------------------------------------------------------------------------------------------------------------------------
      1,355,000  Denver, CO Urban Renewal Authority                                        9.125       09/01/2017        1,371,490
-----------------------------------------------------------------------------------------------------------------------------------
        375,000  Eagle County, CO Airport Terminal Corp.                                   5.250       05/01/2020          370,069
-----------------------------------------------------------------------------------------------------------------------------------
      1,335,000  Elbert and Highway 86, CO Metropolitan District                           5.750       12/01/2036        1,213,702
-----------------------------------------------------------------------------------------------------------------------------------
      2,475,000  Elkhorn Ranch, CO Metropolitan District 4                                 6.375       12/01/2035        2,455,646
-----------------------------------------------------------------------------------------------------------------------------------
        560,000  Fairplay, CO Sanitation District                                          5.250       12/15/2031          541,750
-----------------------------------------------------------------------------------------------------------------------------------
        700,000  Fallbrook, CO Metropolitan District                                       5.625       12/01/2026          636,013
-----------------------------------------------------------------------------------------------------------------------------------
      2,960,000  Heritage Todd Creek, CO Metropolitan District 4                           5.500       12/01/2037        2,482,759
-----------------------------------------------------------------------------------------------------------------------------------
      3,625,000  High Plains, CO Metropolitan District                                     6.125       12/01/2025        3,335,218
-----------------------------------------------------------------------------------------------------------------------------------
      6,625,000  High Plains, CO Metropolitan District                                     6.250       12/01/2035        6,051,408
-----------------------------------------------------------------------------------------------------------------------------------
      3,725,000  Highline Business Improvement District (Littleton,
                 CO) 6,9                                                                   5.250       12/15/2019        1,974,250
-----------------------------------------------------------------------------------------------------------------------------------
      1,060,000  Horse Creek, CO Metropolitan District                                     5.750       12/01/2036          963,688
-----------------------------------------------------------------------------------------------------------------------------------
        500,000  Huntington Trails, CO Metropolitan District                               6.250       12/01/2036          487,230
-----------------------------------------------------------------------------------------------------------------------------------
      3,750,000  Lambertson Farms, CO Metropolitan District No. 1 4                        6.100       12/01/2035        3,513,788
-----------------------------------------------------------------------------------------------------------------------------------
      1,145,000  Liberty Ranch, CO Metropolitan District                                   6.250       12/01/2036        1,115,757
-----------------------------------------------------------------------------------------------------------------------------------
     11,000,000  Lincoln Park, CO Metropolitan District                                    7.750       12/01/2026       11,673,090
-----------------------------------------------------------------------------------------------------------------------------------
      1,875,000  Madre, CO Metropolitan District No. 2 4                                   5.500       12/01/2036        1,655,888
-----------------------------------------------------------------------------------------------------------------------------------
      2,800,000  Mountain Shadows, CO Metropolitan District 4                              5.625       12/01/2037        2,290,904
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000  Murphy Creek, CO Metropolitan District No. 3                              6.000       12/01/2026        2,851,260
-----------------------------------------------------------------------------------------------------------------------------------
      9,060,000  Murphy Creek, CO Metropolitan District No. 3                              6.125       12/01/2035        8,540,047
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  North Range, CO Metropolitan District No. 2                               5.500       12/15/2037          917,020
-----------------------------------------------------------------------------------------------------------------------------------
      4,500,000  Northwest CO Metropolitan District No. 3                                  6.125       12/01/2025        4,398,840
-----------------------------------------------------------------------------------------------------------------------------------
      5,625,000  Northwest CO Metropolitan District No. 3                                  6.250       12/01/2035        5,490,225
-----------------------------------------------------------------------------------------------------------------------------------
        600,000  Park Meadows, CO Business Improvement District                            5.300       12/01/2027          586,560
-----------------------------------------------------------------------------------------------------------------------------------
     17,640,000  Park Valley, CO Water & Sanitation Metropolitan
                 District                                                                  6.000 5     12/15/2017        9,847,354
-----------------------------------------------------------------------------------------------------------------------------------
        320,000  Potomac Farms, CO Metropolitan District                                   0.000 8     12/01/2023          254,243
-----------------------------------------------------------------------------------------------------------------------------------
      1,590,000  Potomac Farms, CO Metropolitan District                                   7.250       12/01/2037        1,571,636
-----------------------------------------------------------------------------------------------------------------------------------
        850,000  Prairie Center, CO Metropolitan District No. 3                            5.250       12/15/2021          813,578
-----------------------------------------------------------------------------------------------------------------------------------
      1,250,000  Prairie Center, CO Metropolitan District No. 3                            5.400       12/15/2031        1,163,200
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Prairie Center, CO Metropolitan District No. 3                            5.400       12/15/2031          925,750
-----------------------------------------------------------------------------------------------------------------------------------
      2,275,000  Regency, CO Metropolitan District                                         5.750       12/01/2036        2,068,294
-----------------------------------------------------------------------------------------------------------------------------------
      1,320,000  Silver Peaks, CO Metropolitan District                                    5.750       12/01/2036        1,200,065
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Sorrell Ranch, CO Metropolitan District 4                                 5.750       12/01/2036        1,363,710
-----------------------------------------------------------------------------------------------------------------------------------
      1,735,000  Sorrell Ranch, CO Metropolitan District 4                                 6.750       12/15/2036        1,667,803
-----------------------------------------------------------------------------------------------------------------------------------
      1,330,000  Stoneridge, CO Metropolitan District                                      5.625       12/01/2036        1,203,530
-----------------------------------------------------------------------------------------------------------------------------------
      2,065,000  Tallgrass, CO Metropolitan District                                       5.250       12/01/2037        1,778,172
-----------------------------------------------------------------------------------------------------------------------------------
        500,000  Tallyns Reach, CO Metropolitan District No. 3                             5.200       12/01/2036          443,065
-----------------------------------------------------------------------------------------------------------------------------------
        655,000  Todd Creek Farms, CO Metropolitan District No. 1                          6.125       12/01/2019          662,709
-----------------------------------------------------------------------------------------------------------------------------------


                  7 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       695,000  Traditions, CO Metropolitan District No. 2                                5.750%      12/01/2036   $      631,852
-----------------------------------------------------------------------------------------------------------------------------------
      3,780,000  Waterview I Metropolitan District, CO                                     8.000       12/15/2032        3,804,797
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Wheatlands, CO Metropolitan District 4                                    6.000       12/01/2025          907,270
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  Wheatlands, CO Metropolitan District                                      6.125       12/01/2035        4,490,400
-----------------------------------------------------------------------------------------------------------------------------------
      1,550,000  Wildgrass, CO Metropolitan District                                       6.200       12/01/2034        1,505,407
-----------------------------------------------------------------------------------------------------------------------------------
        750,000  Woodmen Heights, CO Metropolitan District No. 1                           6.750       12/01/2020          768,450
-----------------------------------------------------------------------------------------------------------------------------------
     12,250,000  Woodmen Heights, CO Metropolitan District No. 1                           7.000       12/01/2030       12,602,433
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Wyndham Hill, CO Metropolitan District                                    6.250       12/01/2025          990,860
-----------------------------------------------------------------------------------------------------------------------------------
      2,450,000  Wyndham Hill, CO Metropolitan District                                    6.375       12/01/2035        2,430,841
                                                                                                                    ---------------
                                                                                                                       238,222,347
-----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.6%
-----------------------------------------------------------------------------------------------------------------------------------
        145,000  CT Devel. Authority (Bridgeport Hydraulic
                 Company)                                                                  6.150       04/01/2035          148,062
-----------------------------------------------------------------------------------------------------------------------------------
         55,000  CT Devel. Authority (Bridgeport Hydraulic
                 Company)                                                                  6.150       04/01/2035           56,195
-----------------------------------------------------------------------------------------------------------------------------------
        165,667  CT Devel. Authority (East Hills Woods)                                    7.750       11/01/2017          167,468
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  CT Devel. Authority Airport Facility (Learjet) 4                          7.950       04/01/2026        1,745,130
-----------------------------------------------------------------------------------------------------------------------------------
        470,000  CT Devel. Authority Pollution Control (Connecticut
                 Light & Power Company)                                                    5.850       09/01/2028          483,033
-----------------------------------------------------------------------------------------------------------------------------------
      8,275,000  CT Devel. Authority Pollution Control (Connecticut
                 Light & Power Company)                                                    5.950       09/01/2028        8,487,916
-----------------------------------------------------------------------------------------------------------------------------------
     15,590,000  CT Devel. Authority Pollution Control (Western
                 Massachusetts Electric Company)                                           5.850       09/01/2028       16,022,311
-----------------------------------------------------------------------------------------------------------------------------------
        125,000  CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
                 Foundation Obligated Group)                                               6.500       07/01/2012          127,864
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  CT H&EFA (St. Mary's Hospital Corp.)                                      5.500       07/01/2012           19,672
-----------------------------------------------------------------------------------------------------------------------------------
        235,000  CT H&EFA (Windham Community Memorial
                 Hospital)                                                                 6.000       07/01/2020          237,310
-----------------------------------------------------------------------------------------------------------------------------------
         80,000  CT HFA                                                                    6.300       11/15/2017           82,103
-----------------------------------------------------------------------------------------------------------------------------------
      9,020,000  CT Resource Recovery Authority (Browning-Ferris
                 Industries)                                                               6.450       11/15/2022        9,025,141
-----------------------------------------------------------------------------------------------------------------------------------
        275,000  Eastern CT Res Rec (Wheelabrator Lisbon)                                  5.500       01/01/2020          275,121
-----------------------------------------------------------------------------------------------------------------------------------
      2,975,000  Georgetown, CT Special Taxing District                                    5.125       10/01/2036        2,617,643
-----------------------------------------------------------------------------------------------------------------------------------
      3,750,000  Mashantucket, CT Western Pequot Tribe, Series B                           5.500       09/01/2036        3,747,000
-----------------------------------------------------------------------------------------------------------------------------------
      1,750,000  Mashantucket, CT Western Pequot Tribe, Series B                           5.750       09/01/2027        1,762,985
-----------------------------------------------------------------------------------------------------------------------------------
      1,285,000  New Britain, CT Senior Citizens Hsg. (Nathan Hale
                 Apartments)                                                               6.875       07/01/2024        1,338,893
-----------------------------------------------------------------------------------------------------------------------------------
      1,810,000  West Haven, CT Hsg. Authority (Meadow Landing
                 Apartments)                                                               6.000       01/01/2028        1,868,789
-----------------------------------------------------------------------------------------------------------------------------------
        635,000  West Haven, CT Hsg. Authority (Meadow Landing
                 Apartments)                                                               6.000       01/01/2033          653,352
                                                                                                                    ---------------
                                                                                                                        48,865,988
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
      1,810,000  DE EDA (General Motors Corp.) 4                                           5.600       04/01/2009        1,800,534
-----------------------------------------------------------------------------------------------------------------------------------
        330,000  DE EDA (Peninsula United Methodist Homes)                                 6.300       05/01/2022          335,722
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  DE Hsg. Authority (Single Family Mtg.)                                    6.000       07/01/2018           15,287
-----------------------------------------------------------------------------------------------------------------------------------
         55,000  DE Hsg. Authority (Single Family Mtg.)                                    6.000       07/01/2032           56,497
-----------------------------------------------------------------------------------------------------------------------------------
      6,939,000  Millsboro, DE Special Obligation (Plantation Lakes)                       5.450       07/01/2036        6,596,352
-----------------------------------------------------------------------------------------------------------------------------------
        200,000  New Castle County, DE Pollution Control (General
                 Motors Corp.) 6                                                           7.000 2     10/01/2008          200,000
-----------------------------------------------------------------------------------------------------------------------------------


                  8 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$        25,000  Wilmington, DE GO                                                         6.200%      10/01/2016   $       25,296
                                                                                                                    ---------------
                                                                                                                         9,029,688
-----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.9%
-----------------------------------------------------------------------------------------------------------------------------------
        155,000  District of Columbia HFA (Benning Road
                 Apartments)                                                               6.300       01/01/2012          155,042
-----------------------------------------------------------------------------------------------------------------------------------
     10,380,000  District of Columbia HFA (Shipley Park
                 Apartments) 1                                                             4.800       06/01/2038       10,067,251
-----------------------------------------------------------------------------------------------------------------------------------
        125,000  District of Columbia Tobacco Settlement Financing
                 Corp.                                                                     6.250       05/15/2024          129,533
-----------------------------------------------------------------------------------------------------------------------------------
     32,680,000  District of Columbia Tobacco Settlement Financing
                 Corp.                                                                     6.750       05/15/2040       33,830,009
-----------------------------------------------------------------------------------------------------------------------------------
    435,000,000  District of Columbia Tobacco Settlement Financing
                 Corp. (TASC)                                                              6.250 5     06/15/2046       33,429,750
-----------------------------------------------------------------------------------------------------------------------------------
  1,348,680,000  District of Columbia Tobacco Settlement Financing
                 Corp. (TASC)                                                              6.873 5     06/15/2055       43,454,470
-----------------------------------------------------------------------------------------------------------------------------------
  1,055,000,000  District of Columbia Tobacco Settlement Financing
                 Corp. (TASC)                                                              7.250 5     06/15/2055       27,271,750
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  Metropolitan Washington D.C. Airport Authority                            5.000       10/01/2033           20,203
                                                                                                                    ---------------
                                                                                                                       148,358,008
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--14.1%
-----------------------------------------------------------------------------------------------------------------------------------
      1,215,000  Aberdeen, FL Community Devel. District                                    5.250       11/01/2015        1,136,876
-----------------------------------------------------------------------------------------------------------------------------------
        485,000  Aberdeen, FL Community Devel. District                                    5.500       11/01/2011          485,689
-----------------------------------------------------------------------------------------------------------------------------------
      7,015,000  Aberdeen, FL Community Devel. District                                    5.500       05/01/2036        5,954,542
-----------------------------------------------------------------------------------------------------------------------------------
      8,000,000  Alachua County, FL Industrial Devel. Revenue (North
                 Florida Retirement Village)                                               5.875       11/15/2042        7,993,840
-----------------------------------------------------------------------------------------------------------------------------------
      1,895,000  Amelia Walk, FL Community Devel. District Special
                 Assessment                                                                5.500       05/01/2037        1,666,671
-----------------------------------------------------------------------------------------------------------------------------------
      5,350,000  Amelia, FL Concourse Community Devel. District                            5.750       05/01/2038        4,876,258
-----------------------------------------------------------------------------------------------------------------------------------
     13,380,000  Arborwood, FL Community Devel. District (Centex
                 Homes)                                                                    5.250       05/01/2016       12,437,111
-----------------------------------------------------------------------------------------------------------------------------------
      4,190,000  Arlington Ridge, FL Community Devel. District                             5.500       05/01/2036        3,691,181
-----------------------------------------------------------------------------------------------------------------------------------
      9,250,000  Ave Maria Stewardship, FL Community Devel.
                 District                                                                  5.125       05/01/2038        7,576,583
-----------------------------------------------------------------------------------------------------------------------------------
      2,250,000  Avelar Creek, FL Community Devel. District                                5.375       05/01/2036        1,945,553
-----------------------------------------------------------------------------------------------------------------------------------
      1,045,000  Avignon Villages, FL Community Devel. District                            5.300       05/01/2014          993,973
-----------------------------------------------------------------------------------------------------------------------------------
        770,000  Avignon Villages, FL Community Devel. District                            5.400       05/01/2037          667,082
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Bahia Lakes, FL Community Devel. District                                 5.450       05/01/2037          872,930
-----------------------------------------------------------------------------------------------------------------------------------
      2,620,000  Bainebridge, FL Community Devel. District                                 5.500       05/01/2038        2,300,753
-----------------------------------------------------------------------------------------------------------------------------------
      2,740,000  Bartram Park, FL Community Devel. District                                5.300       05/01/2035        2,353,934
-----------------------------------------------------------------------------------------------------------------------------------
        225,000  Bayshore, FL Hsg. Corp.                                                   8.000       12/01/2016          173,963
-----------------------------------------------------------------------------------------------------------------------------------
      4,755,000  Baywinds, FL Community Devel. District                                    4.900       05/01/2012        4,521,720
-----------------------------------------------------------------------------------------------------------------------------------
     10,385,000  Baywinds, FL Community Devel. District                                    5.250       05/01/2037        8,579,360
-----------------------------------------------------------------------------------------------------------------------------------
      4,640,000  Beacon Lakes, FL Community Devel. District Special
                 Assessment                                                                6.000       05/01/2038        4,383,594
-----------------------------------------------------------------------------------------------------------------------------------
      3,380,000  Beacon Lakes, FL Community Devel. District Special
                 Assessment                                                                6.200       05/01/2038        3,279,276
-----------------------------------------------------------------------------------------------------------------------------------
      1,955,000  Beacon, FL Tradeport Community Devel. District                            7.250       05/01/2033        2,053,024
-----------------------------------------------------------------------------------------------------------------------------------
     10,990,000  Beacon, FL Tradeport Community Devel. District,
                 Series A                                                                  5.625       05/01/2032       11,373,331
-----------------------------------------------------------------------------------------------------------------------------------


                  9 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     9,955,000  Bella Verde, FL Golf Community Devel. District                            4.800%      12/18/2007   $    9,933,497
-----------------------------------------------------------------------------------------------------------------------------------
      7,625,000  Bonnet Creek, FL Resort Community Devel. District
                 Special Assessment                                                        7.500       05/01/2034        8,124,056
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000  Boynton Village, FL Community Devel. District
                 Special Assessment                                                        6.000       05/01/2038        3,738,560
-----------------------------------------------------------------------------------------------------------------------------------
         75,000  Broward County, FL Educational Facilities Authority
                 (Pompano Oaks Apartments)                                                 6.000       12/01/2027           76,164
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  Broward County, FL HFA (Cross Keys Apartments)                            5.750       10/01/2028           25,209
-----------------------------------------------------------------------------------------------------------------------------------
        160,000  Broward County, FL HFA (Heron Pointe
                 Apartments)                                                               5.700       11/01/2029          160,794
-----------------------------------------------------------------------------------------------------------------------------------
     12,475,000  Broward County, FL HFA (Pembroke Village
                 Apartments)                                                               7.000       06/01/2046       12,345,260
-----------------------------------------------------------------------------------------------------------------------------------
      1,310,000  Broward County, FL HFA (Single Family)                                    5.000       10/01/2039        1,316,786
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  Broward County, FL HFA (Stirling Apartments)                              5.600       10/01/2018           15,158
-----------------------------------------------------------------------------------------------------------------------------------
        125,000  Broward County, FL HFA (Stirling Apartments)                              5.750       04/01/2038          126,748
-----------------------------------------------------------------------------------------------------------------------------------
        825,000  Cascades, FL Groveland Community Devel. District                          5.300       05/01/2036          705,317
-----------------------------------------------------------------------------------------------------------------------------------
      1,050,000  Century Gardens, FL Community Devel. District                             5.100       05/01/2037          868,182
-----------------------------------------------------------------------------------------------------------------------------------
      2,500,000  Chapel Creek, FL Community Devel. District Special
                 Assessment                                                                5.200       05/01/2011        2,431,200
-----------------------------------------------------------------------------------------------------------------------------------
      3,665,000  Chapel Creek, FL Community Devel. District Special
                 Assessment                                                                5.250       05/01/2015        3,440,885
-----------------------------------------------------------------------------------------------------------------------------------
     12,595,000  Chapel Creek, FL Community Devel. District Special
                 Assessment                                                                5.500       05/01/2038       11,060,299
-----------------------------------------------------------------------------------------------------------------------------------
      4,200,000  City Center, FL Community Devel. District                                 6.000       05/01/2038        3,942,876
-----------------------------------------------------------------------------------------------------------------------------------
      1,640,000  City Center, FL Community Devel. District                                 6.125       05/01/2036        1,655,022
-----------------------------------------------------------------------------------------------------------------------------------
     31,840,000  Clearwater Cay, FL Community Devel. District                              5.500       05/01/2037       26,099,248
-----------------------------------------------------------------------------------------------------------------------------------
        265,000  Collier County, FL HFA (Saxon Manor Isles
                 Apartments)                                                               5.450       03/01/2030          267,560
-----------------------------------------------------------------------------------------------------------------------------------
         55,000  Collier County, FL IDA (Allete)                                           6.500       10/01/2025           55,076
-----------------------------------------------------------------------------------------------------------------------------------
      4,080,000  Connerton West, FL Community Devel. District                              5.125       05/01/2016        3,749,275
-----------------------------------------------------------------------------------------------------------------------------------
      4,370,000  Connerton West, FL Community Devel. District                              5.400       05/01/2038        3,779,351
-----------------------------------------------------------------------------------------------------------------------------------
      4,940,000  Copperstone, FL Community Devel. District                                 5.200       05/01/2038        4,140,757
-----------------------------------------------------------------------------------------------------------------------------------
      7,520,000  Cordoba Ranch, FL Community Devel. District
                 Special Assessment                                                        5.550       05/01/2037        6,663,397
-----------------------------------------------------------------------------------------------------------------------------------
      1,345,000  Coronado, FL Community Devel. District                                    6.000       05/01/2038        1,270,675
-----------------------------------------------------------------------------------------------------------------------------------
      3,250,000  Creekside, FL Community Devel. District                                   5.200       05/01/2038        2,724,183
-----------------------------------------------------------------------------------------------------------------------------------
      1,130,000  Crestview II, FL Community Devel. District Special
                 Assessment                                                                5.600       05/01/2037        1,008,728
-----------------------------------------------------------------------------------------------------------------------------------
      2,625,000  Crosscreek, FL Community Devel. District                                  5.500       05/01/2017        2,427,941
-----------------------------------------------------------------------------------------------------------------------------------
      1,280,000  Crosscreek, FL Community Devel. District                                  5.600       05/01/2039        1,104,384
-----------------------------------------------------------------------------------------------------------------------------------
      9,685,000  Cypress Creek of Hillsborough County, FL
                 Community Devel. District                                                 5.350       05/01/2037        8,326,776
-----------------------------------------------------------------------------------------------------------------------------------
         70,000  Dade City, FL (First Mtg.-Retirement Care)                                8.000       01/01/2025           68,496
-----------------------------------------------------------------------------------------------------------------------------------
        385,000  Dade County, FL Aviation (Miami International
                 Airport)                                                                  5.125       10/01/2022          388,865
-----------------------------------------------------------------------------------------------------------------------------------
        525,000  Dade County, FL Aviation (Miami International
                 Airport) 4                                                                5.750       10/01/2018          530,912
-----------------------------------------------------------------------------------------------------------------------------------
      2,725,000  Dade County, FL Aviation (Miami International
                 Airport) 4                                                                5.750       10/01/2026        2,755,684
-----------------------------------------------------------------------------------------------------------------------------------
        160,000  Dade County, FL Aviation, Series A                                        5.750       10/01/2011          161,832
-----------------------------------------------------------------------------------------------------------------------------------
         45,000  Dade County, FL HFA (Golden Lakes Apartments)                             6.050       11/01/2039           45,230
-----------------------------------------------------------------------------------------------------------------------------------
         90,000  Dade County, FL HFA (Siesta Pointe Apartments)                            5.650       09/01/2017           90,656
-----------------------------------------------------------------------------------------------------------------------------------


                 10 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       145,000  Dade County, FL HFA (Siesta Pointe Apartments)                            5.750%      09/01/2029   $      145,860
-----------------------------------------------------------------------------------------------------------------------------------
          9,870  Dade County, FL HFA (Single Family Mtg.)                                  6.100       04/01/2027           10,255
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  Dade County, FL IDA (Florida Club Care)                                   6.600       01/20/2018           25,053
-----------------------------------------------------------------------------------------------------------------------------------
      1,900,000  Dade County, FL IDA (Miami Cerebral Palsy
                 Residence)                                                                8.000       06/01/2022        1,918,240
-----------------------------------------------------------------------------------------------------------------------------------
        115,000  Dade County, FL Res Rec                                                   5.500       10/01/2013          116,277
-----------------------------------------------------------------------------------------------------------------------------------
      3,185,000  Durbin Crossing, FL Community Devel. District
                 Special Assessment                                                        5.250       11/01/2015        2,991,639
-----------------------------------------------------------------------------------------------------------------------------------
      2,445,000  East Homestead, FL Community Devel. District                              5.375       05/01/2036        2,091,575
-----------------------------------------------------------------------------------------------------------------------------------
        960,000  East Homestead, FL Community Devel. District                              5.450       11/01/2036          830,525
-----------------------------------------------------------------------------------------------------------------------------------
      1,125,000  Easton Park, FL Community Devel. District                                 5.200       05/01/2037          945,000
-----------------------------------------------------------------------------------------------------------------------------------
          5,000  Edgewater, FL Water and Sewer                                             7.000       10/01/2021            5,014
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Enclave at Black Point Marina, FL Community Devel.
                 District                                                                  5.200       05/01/2014        1,418,835
-----------------------------------------------------------------------------------------------------------------------------------
        750,000  Enclave at Black Point Marina, FL Community Devel.
                 District                                                                  5.400       05/01/2037          649,755
-----------------------------------------------------------------------------------------------------------------------------------
         75,000  Escambia County, FL HFA (Single Family Mtg.)                              5.500       10/01/2031           75,729
-----------------------------------------------------------------------------------------------------------------------------------
     21,495,000  Fiddler's Creek, FL Community Devel. District No.2                        6.000       05/01/2038       20,923,663
-----------------------------------------------------------------------------------------------------------------------------------
        150,000  FL Capital Projects Finance Authority (Peerless
                 Group)                                                                    7.500       08/01/2019          150,377
-----------------------------------------------------------------------------------------------------------------------------------
         50,000  FL Capital Projects Finance Authority CCRC
                 (Glenridge on Palmer Ranch)                                               7.625       06/01/2032           52,772
-----------------------------------------------------------------------------------------------------------------------------------
      1,250,000  FL Capital Projects Finance Authority Solid Waste
                 (Waste Corp. of America)                                                  9.000       09/01/2020        1,252,538
-----------------------------------------------------------------------------------------------------------------------------------
     26,200,000  FL Capital Trust Agency (AHF Florida LLC)                                 8.125       10/01/2038       26,965,040
-----------------------------------------------------------------------------------------------------------------------------------
      3,085,000  FL Capital Trust Agency (American Opportunity)                            5.750       06/01/2023        3,018,117
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  FL Capital Trust Agency (American Opportunity)                            5.875       06/01/2038        1,929,800
-----------------------------------------------------------------------------------------------------------------------------------
        970,000  FL Capital Trust Agency (American Opportunity)                            7.250       06/01/2038          985,423
-----------------------------------------------------------------------------------------------------------------------------------
        705,000  FL Capital Trust Agency (American Opportunity)                            8.250       12/01/2038          711,817
-----------------------------------------------------------------------------------------------------------------------------------
      7,135,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                        6.000       07/01/2040        7,129,221
-----------------------------------------------------------------------------------------------------------------------------------
     13,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                        8.000       07/01/2040       12,930,580
-----------------------------------------------------------------------------------------------------------------------------------
     24,600,000  FL Capital Trust Agency (Seminole Tribe
                 Convention)                                                               8.950       10/01/2033       30,699,816
-----------------------------------------------------------------------------------------------------------------------------------
         30,000  FL HFA (Hsg. Partners of Panama City)                                     5.700       05/01/2037           30,243
-----------------------------------------------------------------------------------------------------------------------------------
         60,000  FL HFA (Landings Boot Ranch)                                              6.100       11/01/2035           60,972
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  FL HFA (Mar Lago Village Apartments)                                      5.900       12/01/2027          102,115
-----------------------------------------------------------------------------------------------------------------------------------
         50,000  FL HFA (Reserve at Kanapaha)                                              5.700       07/01/2037           50,444
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  FL HFA (Spinnaker Cove Apartments)                                        6.500       07/01/2036           20,150
-----------------------------------------------------------------------------------------------------------------------------------
      4,905,000  FL HFA (St. Cloud Village Associates)                                     5.950       02/01/2030        5,017,668
-----------------------------------------------------------------------------------------------------------------------------------
      1,345,000  FL HFA (St. Cloud Village Associates)                                     8.000       02/15/2030        1,284,838
-----------------------------------------------------------------------------------------------------------------------------------
         50,000  FL HFA (Stoddert Arms Apartments)                                         6.250       09/01/2026           50,441
-----------------------------------------------------------------------------------------------------------------------------------
         55,000  FL HFA (Turtle Creek Apartments)                                          6.150       05/01/2026           55,275
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  FL HFA (Turtle Creek Apartments)                                          6.200       05/01/2036           15,068
-----------------------------------------------------------------------------------------------------------------------------------
         45,000  FL HFA (Vizcaya Villas)                                                   6.125       12/01/2021           45,298
-----------------------------------------------------------------------------------------------------------------------------------
         80,000  FL HFA (Vizcaya Villas)                                                   6.200       12/01/2028           80,530
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  FL HFA (Wentworth Apartments)                                             5.450       10/01/2037           15,078
-----------------------------------------------------------------------------------------------------------------------------------
         50,000  FL HFA (Willow Lake Apartments)                                           5.250       01/01/2021           50,347
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  FL HFA (Willow Lakes Apartments)                                          5.350       07/01/2027          100,632
-----------------------------------------------------------------------------------------------------------------------------------
        180,000  FL HFC (Ashton Lake Apartments)                                           5.700       07/01/2033          183,344
-----------------------------------------------------------------------------------------------------------------------------------
         55,000  FL HFC (Ashton Point Apartments)                                          5.625       07/01/2029           55,903
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  FL HFC (Ashton Point Apartments)                                          5.750       07/01/2036          101,798
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  FL HFC (Brittany of Rosemont)                                             6.250       07/01/2035           15,026
-----------------------------------------------------------------------------------------------------------------------------------


                 11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                          COUPON       MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       155,000  FL HFC (Crossing at University Apartments)                               5.250%     12/01/2038     $      155,494
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  FL HFC (East Lake Apartments)                                            5.050      10/01/2026             20,033
-----------------------------------------------------------------------------------------------------------------------------------
         45,000  FL HFC (Grande Pointe Apartments)                                        6.000      07/01/2038             46,200
-----------------------------------------------------------------------------------------------------------------------------------
         70,000  FL HFC (Hampton Court Apartments)                                        5.600      03/01/2032             70,767
-----------------------------------------------------------------------------------------------------------------------------------
        115,000  FL HFC (Heron Cove Apartments)                                           5.150      11/01/2029            115,427
-----------------------------------------------------------------------------------------------------------------------------------
     24,660,000  FL HFC (Homeowner Mtg.) 1                                                5.150      07/01/2037         24,528,759
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000  FL HFC (Homeowner Mtg.) 1                                                5.150      07/01/2038         10,006,150
-----------------------------------------------------------------------------------------------------------------------------------
         85,000  FL HFC (Homeowner Mtg.)                                                  5.150      07/01/2021             85,190
-----------------------------------------------------------------------------------------------------------------------------------
        155,000  FL HFC (Homeowner Mtg.)                                                  5.573 5    01/01/2029             48,129
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  FL HFC (Homeowner Mtg.)                                                  6.250      07/01/2022             15,611
-----------------------------------------------------------------------------------------------------------------------------------
         70,000  FL HFC (Kendall Court Apartments)                                        5.300      02/01/2031             70,358
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  FL HFC (Kendall Court Apartments)                                        5.350      08/01/2024            100,873
-----------------------------------------------------------------------------------------------------------------------------------
        145,000  FL HFC (Logan Heights Apartments)                                        6.000      10/01/2039            152,296
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  FL HFC (Marina Bay Apartments)                                           5.625      08/01/2027             25,330
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  FL HFC (Mystic Pointe II)                                                6.100      12/01/2035             26,056
-----------------------------------------------------------------------------------------------------------------------------------
         45,000  FL HFC (Mystic Woods II Apartments)                                      6.300      07/01/2036             45,291
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  FL HFC (Raceway Pointe Apartments)                                       5.950      09/01/2032             25,664
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  FL HFC (River Trace Senior Apartments)                                   5.800      01/01/2041             10,197
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  FL HFC (Sable Chase Associates)                                          5.875      11/01/2036             25,846
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  FL HFC (Sanctuary Winterlakes)                                           5.850      09/01/2026             10,259
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  FL HFC (Sheridan Place of Bredenton)                                     5.500      10/01/2036             20,253
-----------------------------------------------------------------------------------------------------------------------------------
         50,000  FL HFC (Spring Harbor Apartments)                                        5.500      08/01/2019             51,207
-----------------------------------------------------------------------------------------------------------------------------------
         95,000  FL HFC (Spring Harbor Apartments)                                        5.900      08/01/2039             96,794
-----------------------------------------------------------------------------------------------------------------------------------
         60,000  FL HFC (Stonebridge Landings Apartments)                                 5.200      08/01/2031             60,182
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  FL HFC (Sundance Pointe Associates)                                      5.850      02/01/2037             10,220
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  FL HFC (Villas De Mallorca)                                              5.750      07/01/2027             10,338
-----------------------------------------------------------------------------------------------------------------------------------
         30,000  FL HFC (Walker Avenue Club)                                              5.750      12/01/2030             30,621
-----------------------------------------------------------------------------------------------------------------------------------
      5,150,000  FL HFC (Westchase Apartments)                                            6.610      07/01/2038          5,198,719
-----------------------------------------------------------------------------------------------------------------------------------
        140,000  FL HFC (Woodbridge Apartments)                                           5.750      10/01/2025            143,163
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  FL HFC (Woodridge Apartments)                                            5.800      10/01/2029            102,221
-----------------------------------------------------------------------------------------------------------------------------------
         75,000  FL HFC (Woods Vero Beach)                                                5.900      10/01/2039             76,635
-----------------------------------------------------------------------------------------------------------------------------------
        270,000  FL Ports Financing Commission                                            5.375      06/01/2016            275,073
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Flora Ridge, FL Educational Facilities Benefit District                  5.300      05/01/2037          1,279,755
-----------------------------------------------------------------------------------------------------------------------------------
      6,080,000  Fontainbleau Lakes, FL Community Devel. District                         6.000      05/01/2015          5,963,446
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000  Fontainbleau Lakes, FL Community Devel. District                         6.000      05/01/2038          3,778,960
-----------------------------------------------------------------------------------------------------------------------------------
     11,880,000  Forest Creek, FL Community Devel. District                               5.450      05/01/2036         10,388,466
-----------------------------------------------------------------------------------------------------------------------------------
     18,340,000  Glades, FL Correctional Devel. Corp. (Glades County
                 Detention)                                                               7.375      03/01/2030         19,152,645
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000  Grand Bay at Doral, FL Community Devel. District                         6.000      05/01/2017          9,735,800
-----------------------------------------------------------------------------------------------------------------------------------
      8,735,000  Grand Bay at Doral, FL Community Devel. District                         6.000      05/01/2039          8,081,535
-----------------------------------------------------------------------------------------------------------------------------------
        650,000  Grand Haven, FL Community Devel. District                                6.900      05/01/2019            650,683
-----------------------------------------------------------------------------------------------------------------------------------
      7,870,000  Greater Lakes/Sawgrass Bay, FL Community Devel.
                 District                                                                 5.500      05/01/2038          6,911,041
-----------------------------------------------------------------------------------------------------------------------------------
      7,445,000  Greater Orlando, FL Aviation Authority (JetBlue
                 Airways Corp.) 4                                                         6.375      11/15/2026          7,535,680
-----------------------------------------------------------------------------------------------------------------------------------
     14,965,000  Greater Orlando, FL Aviation Authority (JetBlue
                 Airways Corp.) 4                                                         6.500      11/15/2036         15,202,794
-----------------------------------------------------------------------------------------------------------------------------------
        150,000  Gulf Breeze, FL GO                                                       5.900      12/01/2015            151,781
-----------------------------------------------------------------------------------------------------------------------------------
      8,900,000  Harrison Ranch, FL Community Devel. District                             5.300      05/01/2038          7,578,528
-----------------------------------------------------------------------------------------------------------------------------------
      1,125,000  Hawks Point, FL Community Devel. District                                5.300      05/01/2039            956,216
-----------------------------------------------------------------------------------------------------------------------------------


                 12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                          COUPON       MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    15,250,000  Heritage Harbour North, FL Community Devel.
                 District                                                                 6.375%     05/01/2038     $   15,190,983
-----------------------------------------------------------------------------------------------------------------------------------
      1,920,000  Heritage Plantation, FL Community Devel. District                        5.100      11/01/2013          1,821,485
-----------------------------------------------------------------------------------------------------------------------------------
      3,580,000  Heritage Plantation, FL Community Devel. District                        5.400      05/01/2037          3,101,497
-----------------------------------------------------------------------------------------------------------------------------------
     12,000,000  Hialeah Gardens, FL Health Facilities Authority
                 (Catholic Health Services Facilities) 1                                  5.250      08/15/2031         12,173,340
-----------------------------------------------------------------------------------------------------------------------------------
        960,000  Highland Meadows, FL Community Devel. District
                 Special Assessment, Series A                                             5.500      05/01/2036            844,579
-----------------------------------------------------------------------------------------------------------------------------------
      4,185,000  Highlands, FL Community Devel. District                                  5.550      05/01/2036          3,749,049
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Hillsborough County, FL IDA (National Gypsum
                 Company)                                                                 7.125      04/01/2030          2,096,260
-----------------------------------------------------------------------------------------------------------------------------------
      9,250,000  Hillsborough County, FL IDA (Senior Care Group)                          6.700      07/01/2021          9,428,895
-----------------------------------------------------------------------------------------------------------------------------------
      6,100,000  Hillsborough County, FL IDA (Senior Care Group)                          6.750      07/01/2029          6,213,826
-----------------------------------------------------------------------------------------------------------------------------------
      2,740,000  Indigo, FL Community Devel. District                                     5.750      05/01/2036          2,526,390
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000  Jacksonville, FL EDC (Met Packaging Solutions)                           5.500      10/01/2030          3,037,260
-----------------------------------------------------------------------------------------------------------------------------------
     18,000,000  Jacksonville, FL Health Facilities Authority
                 (Ascension Health Credit Group) 1                                        5.250      11/15/2032         18,358,470
-----------------------------------------------------------------------------------------------------------------------------------
        715,000  Jacksonville, FL Water and Sewage (United
                 Waterworks) 4                                                            6.350      08/01/2025            716,387
-----------------------------------------------------------------------------------------------------------------------------------
      1,475,000  K-Bar Ranch, FL Community Devel. District Special
                 Assessment                                                               5.450      05/01/2036          1,289,814
-----------------------------------------------------------------------------------------------------------------------------------
      1,195,000  Keys Cove, FL Community Devel. District                                  5.875      05/01/2035          1,202,146
-----------------------------------------------------------------------------------------------------------------------------------
      3,500,000  Lake Ashton II, FL Community Devel. District                             5.375      05/01/2036          3,075,940
-----------------------------------------------------------------------------------------------------------------------------------
        930,000  Lake Frances, FL Community Devel. District Special
                 Assessment                                                               5.300      05/01/2037            793,448
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Lakeside Landings, FL Devel. District                                    5.250      05/01/2013          1,914,820
-----------------------------------------------------------------------------------------------------------------------------------
        750,000  Lakeside Landings, FL Devel. District                                    5.500      05/01/2038            658,613
-----------------------------------------------------------------------------------------------------------------------------------
      6,500,000  Landmark at Doral, FL Community Devel. District
                 Special Assessment                                                       5.200      05/01/2015          6,083,350
-----------------------------------------------------------------------------------------------------------------------------------
      8,000,000  Landmark at Doral, FL Community Devel. District
                 Special Assessment                                                       5.500      05/01/2038          7,025,200
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  Largo, FL Sun Coast Health System (Sun Coast
                 Hospital)                                                                6.200      03/01/2013             95,022
-----------------------------------------------------------------------------------------------------------------------------------
         85,000  Lee County, FL HFA (Single Family Mtg.)                                  7.200      03/01/2033             86,355
-----------------------------------------------------------------------------------------------------------------------------------
      1,200,000  Legends Bay, FL Community Devel. District                                5.500      05/01/2014          1,154,064
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Legends Bay, FL Community Devel. District                                5.875      05/01/2038          1,392,135
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  Leon County, FL Educational Facilities Authority
                 (Southgate Residence Hall)                                               6.750      09/01/2028            102,199
-----------------------------------------------------------------------------------------------------------------------------------
      7,955,000  Madeira, FL Community Devel. District                                    5.250      11/01/2014          7,520,259
-----------------------------------------------------------------------------------------------------------------------------------
      8,045,000  Madeira, FL Community Devel. District                                    5.450      05/01/2039          7,000,357
-----------------------------------------------------------------------------------------------------------------------------------
      1,740,000  Madison County, FL Mtg. (Twin Oaks)                                      6.000      07/01/2025          1,752,458
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  Magnolia Creek, FL Community Devel. District                             5.600      05/01/2014          4,835,000
-----------------------------------------------------------------------------------------------------------------------------------
      5,360,000  Magnolia Creek, FL Community Devel. District                             5.900      05/01/2039          4,988,552
-----------------------------------------------------------------------------------------------------------------------------------
      2,940,000  Magnolia West, FL Community Devel. District
                 Special Assessment                                                       5.350      05/01/2037          2,527,694
-----------------------------------------------------------------------------------------------------------------------------------
        145,000  Manatee County, FL HFA (Single Family Mtg.)                              7.000      11/01/2027            148,479
-----------------------------------------------------------------------------------------------------------------------------------
     14,190,000  Martin County, FL IDA (Indiantown Cogeneration) 4                        7.875      12/15/2025         14,338,286
-----------------------------------------------------------------------------------------------------------------------------------
        760,000  Martin County, FL IDA (Indiantown Cogeneration) 4                        8.050      12/15/2025            769,044
-----------------------------------------------------------------------------------------------------------------------------------
      4,845,000  Meadow Woods, FL Community Devel. District
                 Special Assessment                                                       6.050      05/01/2035          4,803,333
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Mediterranea, FL Community Devel. District Special
                 Assessment                                                               5.600      05/01/2037            892,680
-----------------------------------------------------------------------------------------------------------------------------------


                 13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                          COUPON       MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     1,025,000  Miami Beach, FL Health Facilities Authority (Mt.
                 Sinai Medical Center)                                                    6.700%     11/15/2019     $    1,097,355
-----------------------------------------------------------------------------------------------------------------------------------
        540,000  Miami Beach, FL Health Facilities Authority (Mt.
                 Sinai Medical Center)                                                    6.800      11/15/2031            574,776
-----------------------------------------------------------------------------------------------------------------------------------
         80,000  Miami-Dade County, FL Aviation                                           5.000      10/01/2023             80,818
-----------------------------------------------------------------------------------------------------------------------------------
         30,000  Miami-Dade County, FL Aviation (Miami
                 International Airport)                                                   5.000      10/01/2033             30,136
-----------------------------------------------------------------------------------------------------------------------------------
        700,000  Mira Lago West, FL Community Devel. District                             5.375      05/01/2036            605,283
-----------------------------------------------------------------------------------------------------------------------------------
      6,970,000  Miromar Lakes, FL Community Devel. District                              6.875      05/01/2035          7,436,572
-----------------------------------------------------------------------------------------------------------------------------------
     19,780,000  Montecito, FL Community Devel. District 4                                5.100      05/01/2013         18,836,494
-----------------------------------------------------------------------------------------------------------------------------------
      3,790,000  Montecito, FL Community Devel. District                                  5.500      05/01/2037          3,333,343
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000  Monterra, FL Community Devel. District Special
                 Assessment                                                               5.000      11/01/2010          3,883,680
-----------------------------------------------------------------------------------------------------------------------------------
      1,875,000  Monterra, FL Community Devel. District Special
                 Assessment                                                               5.125      11/01/2014          1,763,456
-----------------------------------------------------------------------------------------------------------------------------------
      5,210,000  Monterra, FL Community Devel. District Special
                 Assessment                                                               5.500      05/01/2036          4,589,750
-----------------------------------------------------------------------------------------------------------------------------------
        700,000  Moody River, FL Estates Community Devel. District                        5.350      05/01/2036            603,008
-----------------------------------------------------------------------------------------------------------------------------------
      4,250,000  Myrtle Creek, FL Improvement District Special
                 Assessment                                                               5.200      05/01/2037          3,570,000
-----------------------------------------------------------------------------------------------------------------------------------
         30,000  Nassau County, FL Pollution Control (ITT Rayonier)                       6.200      07/01/2015             30,223
-----------------------------------------------------------------------------------------------------------------------------------
      1,735,000  Naturewalk, FL Community Devel. District                                 5.300      05/01/2016          1,614,053
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Naturewalk, FL Community Devel. District                                 5.500      05/01/2038          1,317,225
-----------------------------------------------------------------------------------------------------------------------------------
      1,555,000  New Port Tampa Bay, FL Community Devel. District                         5.300      11/01/2012          1,429,387
-----------------------------------------------------------------------------------------------------------------------------------
     24,700,000  New Port Tampa Bay, FL Community Devel. District                         5.875      05/01/2038         19,310,954
-----------------------------------------------------------------------------------------------------------------------------------
      3,480,000  New River, FL Community Devel. District                                  5.000      05/01/2013          3,297,961
-----------------------------------------------------------------------------------------------------------------------------------
        365,000  New River, FL Community Devel. District                                  5.350      05/01/2038            313,236
-----------------------------------------------------------------------------------------------------------------------------------
         55,000  North Broward, FL Hospital District                                      5.375      01/15/2024             55,611
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  North Miami, FL Health Facilities Authority
                 (CHS/SJRNC Obligated Group)                                              6.000      08/15/2016          1,011,100
-----------------------------------------------------------------------------------------------------------------------------------
        750,000  Northern Palm Beach, FL Improvement District                             5.350      08/01/2041            640,193
-----------------------------------------------------------------------------------------------------------------------------------
      1,420,000  Oak Creek, FL Community Devel. District Special
                 Assessment                                                               5.800      05/01/2035          1,421,420
-----------------------------------------------------------------------------------------------------------------------------------
      2,750,000  Oakmont Grove, FL Community Devel. District
                 Special Assessment                                                       5.250      05/01/2012          2,656,583
-----------------------------------------------------------------------------------------------------------------------------------
      1,595,000  Oakmont Grove, FL Community Devel. District
                 Special Assessment                                                       5.400      05/01/2038          1,379,420
-----------------------------------------------------------------------------------------------------------------------------------
      1,535,000  Orange County, FL Health Facilities Authority (GF
                 Orlando/CFGH Obligated Group)                                            8.875      07/01/2021          1,668,806
-----------------------------------------------------------------------------------------------------------------------------------
      3,200,000  Orange County, FL Health Facilities Authority (GF
                 Orlando/CFGH Obligated Group)                                            9.000      07/01/2031          3,489,888
-----------------------------------------------------------------------------------------------------------------------------------
        750,000  Orange County, FL Health Facilities Authority
                 (Orlando Lutheran Tower)                                                 5.500      07/01/2032            718,710
-----------------------------------------------------------------------------------------------------------------------------------
      1,125,000  Orange County, FL Health Facilities Authority
                 (Orlando Lutheran Tower)                                                 5.500      07/01/2038          1,073,700
-----------------------------------------------------------------------------------------------------------------------------------
      2,625,000  Orange County, FL HFA                                                    5.150      03/01/2037          2,627,441
-----------------------------------------------------------------------------------------------------------------------------------
      6,020,000  Orange County, FL HFA (Dunwoodie Apartments)                             6.500      07/01/2035          6,086,882
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  Orange County, FL HFA (Homeowner)                                        5.200      09/01/2023             10,038
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  Orange County, FL HFA (Homeowner)                                        5.250      09/01/2026             25,109
-----------------------------------------------------------------------------------------------------------------------------------
        190,000  Orange County, FL HFA (Homeowner)                                        5.420 5    03/01/2028             61,868
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  Orange County, FL HFA (Homeowner)                                        5.550      09/01/2033             15,102
-----------------------------------------------------------------------------------------------------------------------------------
          5,000  Orange County, FL HFA (Park Avenue Villas)                               5.250      09/01/2031              5,023
-----------------------------------------------------------------------------------------------------------------------------------


                 14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                          COUPON       MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     1,755,000  Orange County, FL HFA (Seminole Pointe)                                  5.800%     06/01/2032     $    1,797,857
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  Osceola County, FL HFA (Kensington Apartments)                           5.450      01/01/2040            100,620
-----------------------------------------------------------------------------------------------------------------------------------
        200,000  Osceola County, FL HFA (Tierra Vista Apartments)                         5.800      12/01/2029            200,112
-----------------------------------------------------------------------------------------------------------------------------------
      3,750,000  Palm Bay, FL Educational Facilities (Patriot Charter
                 School)                                                                  7.000      07/01/2036          4,009,875
-----------------------------------------------------------------------------------------------------------------------------------
        215,000  Palm Beach County, FL HFA (Chelsea Commons)                              5.900      06/01/2029            215,260
-----------------------------------------------------------------------------------------------------------------------------------
         55,000  Palm Beach County, FL HFA (Golden Lake Hsg.
                 Assoc.)                                                                  6.100      08/01/2029             55,135
-----------------------------------------------------------------------------------------------------------------------------------
        120,000  Palm Beach County, FL HFA (Pinnacle Palms
                 Apartments)                                                              5.750      07/01/2041            122,468
-----------------------------------------------------------------------------------------------------------------------------------
      4,375,000  Palm Coast Park, FL Community Devel. District
                 Special Assessment                                                       5.700      05/01/2037          3,963,094
-----------------------------------------------------------------------------------------------------------------------------------
      2,805,000  Palm Glades, FL Community Devel. District                                5.300      05/01/2036          2,398,079
-----------------------------------------------------------------------------------------------------------------------------------
      1,850,000  Palm River, FL Community Devel. District                                 5.150      05/01/2013          1,762,699
-----------------------------------------------------------------------------------------------------------------------------------
      1,020,000  Palm River, FL Community Devel. District                                 5.375      05/01/2036            881,984
-----------------------------------------------------------------------------------------------------------------------------------
         70,000  Panther Trace, FL Community Devel. District                              7.250      05/01/2033             79,576
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Parker Road, FL Community Devel. District                                5.350      05/01/2015          1,413,720
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Parker Road, FL Community Devel. District                                5.600      05/01/2038          1,337,205
-----------------------------------------------------------------------------------------------------------------------------------
      1,235,000  Parkway Center, FL Community Devel. District,
                 Series A                                                                 6.300      05/01/2034          1,264,973
-----------------------------------------------------------------------------------------------------------------------------------
        145,000  Pasco County, FL HFA (Pasco Woods)                                       5.700      08/01/2019            148,867
-----------------------------------------------------------------------------------------------------------------------------------
      3,100,000  Paseo, FL Community Devel. District                                      5.000      02/01/2011          3,001,854
-----------------------------------------------------------------------------------------------------------------------------------
      2,750,000  Pine Ridge Plantation, FL Community Devel. District                      5.400      05/01/2037          2,325,180
-----------------------------------------------------------------------------------------------------------------------------------
        820,000  Pinellas County, FL Educational Facilities Authority
                 (Barry University)                                                       5.875      10/01/2030            848,733
-----------------------------------------------------------------------------------------------------------------------------------
      4,625,000  Pinellas County, FL Health Facility Authority (St.
                 Mark Village)                                                            5.650      05/01/2037          4,190,111
-----------------------------------------------------------------------------------------------------------------------------------
         40,000  Pinellas County, FL HFA (Single Family Hsg.)                             5.200      03/01/2037             38,008
-----------------------------------------------------------------------------------------------------------------------------------
        800,000  Pinellas County, FL HFA (Single Family Hsg.)                             5.250      03/01/2038            754,304
-----------------------------------------------------------------------------------------------------------------------------------
        475,000  Pinellas County, FL HFA (Single Family Hsg.)                             5.300      09/01/2021            482,211
-----------------------------------------------------------------------------------------------------------------------------------
        160,000  Pinellas County, FL HFA (Single Family Hsg.)                             5.503 5    03/01/2031             43,454
-----------------------------------------------------------------------------------------------------------------------------------
      1,315,000  Poinciana West, FL Community Devel. District
                 Special Assessment                                                       6.000      05/01/2037          1,292,684
-----------------------------------------------------------------------------------------------------------------------------------
      2,815,000  Port St. Lucie, FL Special Assessment (Peacock &
                 Lowry)                                                                   5.350      07/01/2027          2,594,473
-----------------------------------------------------------------------------------------------------------------------------------
        915,000  Portfino Springs, FL Community Devel. District
                 Special Assessment                                                       5.500      05/01/2038            803,507
-----------------------------------------------------------------------------------------------------------------------------------
      6,250,000  Portico, FL Community Devel. District                                    5.450      05/01/2037          5,324,938
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Portofino Cove, FL Community Devel. District
                 Special Assessment                                                       5.500      05/01/2038          1,317,225
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000  Portofino Isles, FL Community Devel. District
                 (Portofino Court)                                                        5.600      05/01/2036          2,743,860
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Portofino Landings, FL Community Devel. District
                 Special Assessment                                                       5.200      05/01/2017            917,230
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Portofino Landings, FL Community Devel. District
                 Special Assessment                                                       5.400      05/01/2038          1,729,680
-----------------------------------------------------------------------------------------------------------------------------------
      2,570,000  Portofino Vista, FL Community Devel. District 4                          5.000      05/01/2013          2,415,003
-----------------------------------------------------------------------------------------------------------------------------------
        495,000  Renaissance Commons, FL Community Devel.
                 District, Series A                                                       5.600      05/01/2036            452,737
-----------------------------------------------------------------------------------------------------------------------------------
      1,650,000  Reunion East, FL Community Devel. District                               5.800      05/01/2036          1,559,085
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000  Reunion East, FL Community Devel. District, Series A                     7.375      05/01/2033         10,769,300
-----------------------------------------------------------------------------------------------------------------------------------
      1,975,000  Reunion West, FL Community Devel. District                               6.250      05/01/2036          2,005,672
-----------------------------------------------------------------------------------------------------------------------------------


                 15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                          COUPON       MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     2,250,000  Ridgewood Trails, FL Community Devel. District                           5.650%     05/01/2038     $    2,020,793
-----------------------------------------------------------------------------------------------------------------------------------
      7,890,000  River Glen, FL Community Devel. District Special
                 Assessment                                                               5.450      05/01/2038          6,876,135
-----------------------------------------------------------------------------------------------------------------------------------
      3,545,000  Riverwood Estates, FL Community Devel. District
                 Special Assessment                                                       5.350      05/01/2037          2,994,568
-----------------------------------------------------------------------------------------------------------------------------------
      2,580,000  Rolling Hills, FL Community Devel. District                              5.125      11/01/2013          2,450,819
-----------------------------------------------------------------------------------------------------------------------------------
      6,000,000  Rolling Hills, FL Community Devel. District                              5.450      05/01/2037          5,237,580
-----------------------------------------------------------------------------------------------------------------------------------
        200,000  Santa Rosa Bay, FL Bridge Authority                                      6.250      07/01/2028            201,366
-----------------------------------------------------------------------------------------------------------------------------------
      1,648,000  Sarasota, FL Health Facility Authority (SPS/SHS/SR
                 Obligated Group)                                                         6.000      05/15/2010          1,657,196
-----------------------------------------------------------------------------------------------------------------------------------
     12,500,000  Sarasota, FL National Community Devel. District
                 Special Assessment                                                       5.300      05/01/2039         10,624,625
-----------------------------------------------------------------------------------------------------------------------------------
      4,475,000  Seminole County, FL IDA (Progressive Health)                             7.500      03/01/2035          4,526,597
-----------------------------------------------------------------------------------------------------------------------------------
      6,855,000  Shingle Creek, FL Community Devel. District                              6.100      05/01/2025          6,800,434
-----------------------------------------------------------------------------------------------------------------------------------
     25,085,000  Shingle Creek, FL Community Devel. District 4                            6.125      05/01/2037         24,450,851
-----------------------------------------------------------------------------------------------------------------------------------
      1,055,000  Six Mile Creek, FL Community Devel. District                             5.500      05/01/2017            975,801
-----------------------------------------------------------------------------------------------------------------------------------
      8,625,000  Six Mile Creek, FL Community Devel. District                             5.875      05/01/2038          7,530,056
-----------------------------------------------------------------------------------------------------------------------------------
      6,915,000  South Bay, FL Community Devel. District                                  5.125      11/01/2009          6,699,874
-----------------------------------------------------------------------------------------------------------------------------------
      7,535,000  South Bay, FL Community Devel. District                                  5.375      05/01/2013          7,044,170
-----------------------------------------------------------------------------------------------------------------------------------
     16,975,000  South Bay, FL Community Devel. District                                  5.950      05/01/2036         14,985,530
-----------------------------------------------------------------------------------------------------------------------------------
      1,825,000  South Fork East, FL Community Devel. District                            6.500      05/01/2038          1,838,487
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  South Lake County, FL Hospital District (Orlando
                 Regional Healthcare System)                                              6.000      10/01/2022            103,499
-----------------------------------------------------------------------------------------------------------------------------------
      3,100,000  St. Johns County, FL IDA (Glenmoor Health Care)                          5.375      01/01/2040          2,874,754
-----------------------------------------------------------------------------------------------------------------------------------
        565,000  St. Johns County, FL IDA (St. John's County Welfare
                 Federation)                                                              5.200      10/01/2027            512,845
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  St. Johns County, FL IDA (St. John's County Welfare
                 Federation)                                                              5.250      10/01/2041            874,910
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Stonebrier, FL Community Devel. District                                 5.500      05/01/2037          1,759,020
-----------------------------------------------------------------------------------------------------------------------------------
      3,165,000  Stoneybrook, FL South Community Devel. District                          5.800      05/01/2039          2,903,096
-----------------------------------------------------------------------------------------------------------------------------------
      1,525,000  Summerville, FL Community Devel. District                                5.500      05/01/2036          1,343,449
-----------------------------------------------------------------------------------------------------------------------------------
      6,000,000  Sweetwater Creek, FL Community Devel. District                           5.500      05/01/2038          4,959,240
-----------------------------------------------------------------------------------------------------------------------------------
      9,460,000  Tern Bay, FL Community Devel. District                                   5.000      05/01/2015          8,124,437
-----------------------------------------------------------------------------------------------------------------------------------
     19,280,000  Tern Bay, FL Community Devel. District                                   5.375      05/01/2037         13,836,870
-----------------------------------------------------------------------------------------------------------------------------------
     33,650,000  Tolomato, FL Community Devel. District Special
                 Assessment                                                               6.650      05/01/2040         33,705,523
-----------------------------------------------------------------------------------------------------------------------------------
      2,925,000  Town Center, FL at Palm Coast Community Devel.
                 District                                                                 6.000      05/01/2036          2,811,364
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  Treeline, FL Preservation Community Devel. District                      6.800      05/01/2039          5,033,000
-----------------------------------------------------------------------------------------------------------------------------------
        750,000  Turnbull Creek, FL Community Devel. District
                 Special Assessment                                                       5.250      05/01/2037            596,865
-----------------------------------------------------------------------------------------------------------------------------------
      1,435,000  Two Creeks, FL Community Devel. District                                 5.250      05/01/2037          1,214,857
-----------------------------------------------------------------------------------------------------------------------------------
      2,250,000  University Square, FL Community Devel. District                          5.875      05/01/2038          2,172,758
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Verandah East, FL Community Devel. District                              5.400      05/01/2037          1,299,510
-----------------------------------------------------------------------------------------------------------------------------------
      6,580,000  Verano Center, FL Community Devel. District                              5.375      05/01/2037          5,360,923
-----------------------------------------------------------------------------------------------------------------------------------
      2,500,000  Villa Portofino East, FL Community Devel. District                       5.200      05/01/2037          2,100,000
-----------------------------------------------------------------------------------------------------------------------------------
      1,760,000  Villa Portofino West, FL Community Devel. District                       5.350      05/01/2036          1,516,134
-----------------------------------------------------------------------------------------------------------------------------------
      1,265,000  Villa Vizcaya, FL Community Devel. District Special
                 Assessment                                                               5.550      05/01/2039          1,117,767
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Villages of Westport, FL Community Devel. District                       5.700      05/01/2035          1,833,180
-----------------------------------------------------------------------------------------------------------------------------------
      2,815,000  Villagewalk of Bonita Springs, FL Community Devel.
                 District                                                                 5.150      05/01/2038          2,340,813
-----------------------------------------------------------------------------------------------------------------------------------


                 16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                          COUPON       MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$        20,000  Volusia County, FL Educational Facility Authority
                 (Embry-Riddle Aeronautical University)                                   5.750%     10/15/2029     $       20,322
-----------------------------------------------------------------------------------------------------------------------------------
      1,395,000  Waterford Estates, FL Community Devel. District
                 Special Assessment                                                       5.125      05/01/2013          1,330,063
-----------------------------------------------------------------------------------------------------------------------------------
      3,400,000  Waterford Estates, FL Community Devel. District
                 Special Assessment                                                       5.500      05/01/2037          2,990,334
-----------------------------------------------------------------------------------------------------------------------------------
      3,735,000  Watergrass, FL Community Devel. District Special
                 Assessment                                                               5.125      11/01/2014          3,504,737
-----------------------------------------------------------------------------------------------------------------------------------
      2,370,000  Watergrass, FL Community Devel. District Special
                 Assessment                                                               5.375      05/01/2039          2,038,342
-----------------------------------------------------------------------------------------------------------------------------------
      3,275,000  Waterlefe, FL Community Devel. District Golf Course                      8.125      10/01/2025          3,319,311
-----------------------------------------------------------------------------------------------------------------------------------
      7,160,000  Waters Edge, FL Community Devel. District                                5.350      05/01/2039          6,133,972
-----------------------------------------------------------------------------------------------------------------------------------
      3,025,000  Waters Edge, FL Community Devel. District                                5.400      05/01/2039          2,611,876
-----------------------------------------------------------------------------------------------------------------------------------
      5,850,000  Waterstone, FL Community Devel. District                                 5.500      05/01/2018          5,483,790
-----------------------------------------------------------------------------------------------------------------------------------
      2,435,000  Wentworth Estates, FL Community Devel. District                          5.125      11/01/2012          2,265,037
-----------------------------------------------------------------------------------------------------------------------------------
     10,610,000  Wentworth Estates, FL Community Devel. District                          5.625      05/01/2037          8,978,606
-----------------------------------------------------------------------------------------------------------------------------------
      3,940,000  West Villages, FL Improvement District                                   5.350      05/01/2015          3,902,649
-----------------------------------------------------------------------------------------------------------------------------------
     10,480,000  West Villages, FL Improvement District                                   5.500      05/01/2037          9,217,265
-----------------------------------------------------------------------------------------------------------------------------------
     11,395,000  West Villages, FL Improvement District                                   5.500      05/01/2038         10,006,519
-----------------------------------------------------------------------------------------------------------------------------------
     18,550,000  West Villages, FL Improvement District                                   5.800      05/01/2036         17,065,629
-----------------------------------------------------------------------------------------------------------------------------------
     15,250,000  Westridge, FL Community Devel. District                                  5.800      05/01/2037         14,014,903
-----------------------------------------------------------------------------------------------------------------------------------
      6,525,000  Westside, FL Community Devel. District                                   5.650      05/01/2037          5,867,672
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Winter Garden Village at Fowler Groves, FL
                 Community Devel. District Special Tax                                    5.650      05/01/2037          1,407,165
-----------------------------------------------------------------------------------------------------------------------------------
      2,085,000  World Commerce, FL Community Devel. District
                 Special Assessment                                                       5.500      05/01/2038          1,796,353
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  World Commerce, FL Community Devel. District
                 Special Assessment                                                       6.500      05/01/2036          1,002,640
-----------------------------------------------------------------------------------------------------------------------------------
      7,420,000  Wyld Palms, FL Community Devel. District                                 5.400      05/01/2015          7,015,091
-----------------------------------------------------------------------------------------------------------------------------------
      4,400,000  Wyld Palms, FL Community Devel. District                                 5.500      05/01/2038          3,863,860
-----------------------------------------------------------------------------------------------------------------------------------
      2,270,000  Zephyr Ridge, FL Community Devel. District                               5.250      05/01/2013          2,177,407
-----------------------------------------------------------------------------------------------------------------------------------
      2,705,000  Zephyr Ridge, FL Community Devel. District                               5.625      05/01/2037          2,423,599
                                                                                                                    ---------------
                                                                                                                     1,118,756,944
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA--2.3%
-----------------------------------------------------------------------------------------------------------------------------------
         60,000  Acworth, GA Hsg. Authority (Wingate Falls
                 Apartments)                                                              6.200      03/01/2027             60,762
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  Acworth, GA Hsg. Authority (Wingate Falls
                 Apartments)                                                              6.200      03/01/2029             25,305
-----------------------------------------------------------------------------------------------------------------------------------
         60,000  Americus-Sumter County, GA Hospital Authority
                 (South Georgia Methodist Home for the Aging)                             6.250      05/15/2016             61,277
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000  Atlanta, GA Devel. Authority Student Hsg.
                 (ADA/CAU Partners)                                                       6.250      07/01/2036          3,190,380
-----------------------------------------------------------------------------------------------------------------------------------
        160,000  Atlanta, GA Hsg. Authority (Village at Castleberry)                      5.400      02/20/2039            161,067
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Atlanta, GA Tax Allocation (Eastside)                                    5.600      01/01/2030          1,454,880
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  Atlanta, GA Urban Residential Finance Authority
                 (Fulton Cotton Mill)                                                     6.000      05/20/2017            101,480
-----------------------------------------------------------------------------------------------------------------------------------
        320,000  Atlanta, GA Urban Residential Finance Authority
                 (John Hope Community Partnership)                                        5.550      11/20/2037            325,670
-----------------------------------------------------------------------------------------------------------------------------------
        140,000  Atlanta, GA Urban Residential Finance Authority
                 (Spring Branch Apartments)                                               8.500      04/01/2026            112,393
-----------------------------------------------------------------------------------------------------------------------------------
         40,000  Augusta, GA Hsg. Authority (Bon Air Apartments)                          5.100      11/20/2045             39,502
-----------------------------------------------------------------------------------------------------------------------------------


                 17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                          COUPON       MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       305,000  Brunswick & Glynn County, GA Devel. Authority
                 (Coastal Community Retirement Corp.) 9                                   7.125%     01/01/2025     $      235,106
-----------------------------------------------------------------------------------------------------------------------------------
      7,095,000  Brunswick & Glynn County, GA Devel. Authority
                 (Coastal Community Retirement Corp.) 9                                   7.250      01/01/2035          5,431,861
-----------------------------------------------------------------------------------------------------------------------------------
        200,000  Brunswick & Glynn County, GA Devel. Authority
                 (Georgia-Pacific Corp.)                                                  5.550      03/01/2026            187,000
-----------------------------------------------------------------------------------------------------------------------------------
        365,000  Burke County, GA Devel. Authority (Georgia Power
                 Company)                                                                 5.450      05/01/2034            365,077
-----------------------------------------------------------------------------------------------------------------------------------
        685,000  Burke County, GA Devel. Authority (Georgia Power
                 Company)                                                                 5.450      05/01/2034            685,678
-----------------------------------------------------------------------------------------------------------------------------------
        305,000  Charlton County, GA Solid Waste Management
                 Authority (Chesser Island Road Landfill)                                 7.375      04/01/2018            305,220
-----------------------------------------------------------------------------------------------------------------------------------
         45,000  Cherokee County, GA Hospital Authority (RT Jones
                 Memorial Hospital)                                                       7.300      12/01/2013             45,130
-----------------------------------------------------------------------------------------------------------------------------------
         95,000  Clayton County, GA Hsg. Authority (Pointe Clear
                 Apartments)                                                              5.650      07/01/2017             96,167
-----------------------------------------------------------------------------------------------------------------------------------
         50,000  Crisp County, GA Devel. Authority (International
                 Paper Company)                                                           6.200      02/01/2020             52,013
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000  De Kalb County, GA Devel. Authority (General
                 Motors Corp.) 4                                                          6.000      03/15/2021          3,962,000
-----------------------------------------------------------------------------------------------------------------------------------
      1,680,000  Effingham County, GA Devel. Authority (Fort James
                 Corp.) 4                                                                 5.625      07/01/2018          1,630,087
-----------------------------------------------------------------------------------------------------------------------------------
         95,000  Effingham County, GA IDA Pollution Control
                 (Georgia-Pacific Corp.)                                                  6.500      06/01/2031             96,474
-----------------------------------------------------------------------------------------------------------------------------------
        125,000  Fulton County, GA Airport (Delta Airlines) 6,9,10                        5.300      05/01/2013              3,750
-----------------------------------------------------------------------------------------------------------------------------------
        250,000  Fulton County, GA Airport (Delta Airlines) 6,9,10                        5.450      05/01/2023              7,500
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  Fulton County, GA Airport (Delta Airlines) 6,9,10                        5.500      05/01/2033                750
-----------------------------------------------------------------------------------------------------------------------------------
         80,000  Fulton County, GA Airport (Delta Airlines) 6,9,10                        6.950      11/01/2012              2,400
-----------------------------------------------------------------------------------------------------------------------------------
     39,510,000  Fulton County, GA Devel. Authority (Catholic
                 Health East) 1                                                           4.534 2    11/15/2028         37,559,600
-----------------------------------------------------------------------------------------------------------------------------------
        615,000  Fulton County, GA Devel. Authority (Catholic
                 Health East/Mercy Medical/McCauley Center
                 Obligated Group)                                                         4.508 2    11/15/2028            584,250
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000  Fulton County, GA Residential Care Facilities
                 (Lenbrook Square Foundation)                                             5.000      07/01/2027          3,596,840
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Fulton County, GA Residential Care Facilities
                 (Lenbrook Square Foundation)                                             5.125      07/01/2042            872,870
-----------------------------------------------------------------------------------------------------------------------------------
     24,740,000  GA George L. Smith II World Congress Center
                 Authority (Domed Stadium) 1                                              5.500      07/01/2020         25,766,463
-----------------------------------------------------------------------------------------------------------------------------------
         30,000  GA Hsg. & Finance Authority (Single Family Mtg.)                         5.400      12/01/2031             30,303
-----------------------------------------------------------------------------------------------------------------------------------
         50,000  GA Municipal Gas Authority (Warner Robins)                               6.000      01/01/2008             50,083
-----------------------------------------------------------------------------------------------------------------------------------
     30,000,000  Irwin County, GA COP                                                     8.000      08/01/2037         30,301,200
-----------------------------------------------------------------------------------------------------------------------------------
      4,715,000  Lawrenceville, GA Hsg. Authority (Knollwood Park
                 Apartments) 4                                                            6.250      12/01/2029          4,931,560
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  McDuffie County, GA County Devel. Authority
                 (Temple-Inland) 4                                                        6.950      12/01/2023            104,274
-----------------------------------------------------------------------------------------------------------------------------------
     49,820,000  Milledgeville-Baldwin County, GA Devel. Authority
                 (Georgia College & State University Foundation) 1                        4.241 2    10/01/2033         47,205,500
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  Peach County, GA Devel. Authority Healthcare
                 Facility                                                                 8.500      03/01/2034             10,085
-----------------------------------------------------------------------------------------------------------------------------------


                 18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                          COUPON       MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     7,000,000  Richmond County, GA Devel. Authority
                 (International Paper Company) 4                                          5.000%     08/01/2030     $    6,543,950
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Rockdale County, GA Devel. Authority (Visy Paper)                        6.125      01/01/2034          1,001,150
-----------------------------------------------------------------------------------------------------------------------------------
        430,000  Savannah, GA EDA (Skidway Health & Living
                 Services)                                                                6.850      01/01/2019            441,146
-----------------------------------------------------------------------------------------------------------------------------------
      1,055,000  Savannah, GA EDA (Skidway Health & Living
                 Services)                                                                7.400      01/01/2024          1,116,696
-----------------------------------------------------------------------------------------------------------------------------------
      2,985,000  Savannah, GA EDA (Skidway Health & Living
                 Services)                                                                7.400      01/01/2034          3,155,682
-----------------------------------------------------------------------------------------------------------------------------------
         70,000  Savannah, GA EDA (Snap Hsg.)                                             5.350      11/20/2040             70,673
                                                                                                                    ---------------
                                                                                                                       181,981,254
-----------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.4%
-----------------------------------------------------------------------------------------------------------------------------------
        200,000  HI Airports System                                                       6.000      07/01/2019            211,418
-----------------------------------------------------------------------------------------------------------------------------------
      8,500,000  HI Dept. of Budget & Finance Special Purpose
                 (Hawaiian Electric Company) 1                                            5.100      09/01/2032          8,575,437
-----------------------------------------------------------------------------------------------------------------------------------
      1,845,000  HI Dept. of Budget & Finance Special Purpose
                 (Hawaiian Electric Company)                                              5.450      11/01/2023          1,854,889
-----------------------------------------------------------------------------------------------------------------------------------
     10,600,000  HI Dept. of Budget & Finance Special Purpose
                 (Kahala Nui)                                                             8.000      11/15/2033         12,069,160
-----------------------------------------------------------------------------------------------------------------------------------
      2,700,000  HI Dept. of Budget & Finance Special Purpose
                 (Kahala Senior Living Community)                                         7.875      11/15/2023          3,072,033
-----------------------------------------------------------------------------------------------------------------------------------
        275,000  HI Dept. of Transportation (Continental Airlines)                        5.625      11/15/2027            257,439
-----------------------------------------------------------------------------------------------------------------------------------
      5,510,000  HI Dept. of Transportation (Continental Airlines)                        7.000      06/01/2020          5,666,815
                                                                                                                    ---------------
                                                                                                                        31,707,191
-----------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000  ID Health Facilities Authority (Valley Vista Care
                 Corp.)                                                                   7.875      11/15/2022          3,290,970
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.200      01/01/2039          5,014,500
-----------------------------------------------------------------------------------------------------------------------------------
      1,125,000  ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.250      01/01/2038          1,134,203
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.350      01/01/2025             10,044
-----------------------------------------------------------------------------------------------------------------------------------
         85,000  ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.950      01/01/2014             85,803
-----------------------------------------------------------------------------------------------------------------------------------
         95,000  ID Hsg. Agency (Single Family Mtg.)                                      6.200      07/01/2025             97,290
-----------------------------------------------------------------------------------------------------------------------------------
        385,000  ID Hsg. Agency (Single Family Mtg.)                                      6.550      07/01/2025            394,309
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  Power County, ID Industrial Devel. Corp. (FMC
                 Corp.)                                                                   6.450      08/01/2032             26,029
                                                                                                                    ---------------
                                                                                                                        10,053,148
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--5.9%
-----------------------------------------------------------------------------------------------------------------------------------
      1,700,000  Annawan, IL Tax Increment (Patriot Renewable
                 Fuels)                                                                   5.625      01/01/2018          1,646,943
-----------------------------------------------------------------------------------------------------------------------------------
     38,056,324  Aurora, IL Single Family Mtg.                                            5.500      12/01/2039         39,433,963
-----------------------------------------------------------------------------------------------------------------------------------
      1,750,000  Belleville, IL Tax Increment (Frank Scott Parkway
                 Redevel.)                                                                5.700      05/01/2036          1,749,755
-----------------------------------------------------------------------------------------------------------------------------------
      4,262,500  Bolingbrook, IL Will and Du Page Counties
                 Wastewater Facilities (Crossroads Treatment)                             6.600      01/01/2035          4,238,545
-----------------------------------------------------------------------------------------------------------------------------------
      8,000,000  Caseyville, IL Tax (Forest Lakes)                                        7.000      12/30/2022          7,863,520
-----------------------------------------------------------------------------------------------------------------------------------
      8,000,000  Centerpoint, IL Intermodal Center Program                                8.000      06/15/2023          8,007,360
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  Chicago, IL (Single Family Mtg.)                                         5.550      12/01/2038          5,189,900
-----------------------------------------------------------------------------------------------------------------------------------
     25,900,000  Chicago, IL (Single Family Mtg.)                                         5.700      06/01/2039         27,332,788
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  Chicago, IL (Single Family Mtg.)                                         6.350      10/01/2030             21,043
-----------------------------------------------------------------------------------------------------------------------------------


                 19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                          COUPON      MATURITY                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$        55,000  Chicago, IL Midway Airport                                               5.750%     01/01/2017     $       55,623
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000  Chicago, IL Midway Airport, Series A                                     5.500      01/01/2029         10,113,100
-----------------------------------------------------------------------------------------------------------------------------------
         35,000  Chicago, IL Midway Airport, Series B                                     5.625      01/01/2029             35,389
-----------------------------------------------------------------------------------------------------------------------------------
         40,000  Chicago, IL Multifamily Hsg. (Cottage View Terrace)                      6.125      02/20/2042             41,322
-----------------------------------------------------------------------------------------------------------------------------------
         50,000  Chicago, IL Multifamily Hsg. (Indiana Manor
                 Townhomes)                                                               5.100      03/20/2044             49,386
-----------------------------------------------------------------------------------------------------------------------------------
      2,700,000  Chicago, IL Multifamily Hsg. (Paul G. Stewart Phases I
                 & II)                                                                    5.000      03/20/2049          2,612,412
-----------------------------------------------------------------------------------------------------------------------------------
      8,000,000  Chicago, IL O'Hare International Airport 1                               5.000      01/01/2034          8,037,400
-----------------------------------------------------------------------------------------------------------------------------------
     32,200,000  Chicago, IL O'Hare International Airport 1                               6.000      01/01/2029         34,863,584
-----------------------------------------------------------------------------------------------------------------------------------
     15,455,000  Chicago, IL O'Hare International Airport (Delta
                 Airlines) 6                                                              6.450      05/01/2018         15,471,846
-----------------------------------------------------------------------------------------------------------------------------------
         90,000  Cook County, IL Multifamily Hsg. (Morton Grove
                 Senior Hsg.)                                                             5.650      09/20/2033             93,383
-----------------------------------------------------------------------------------------------------------------------------------
      5,336,000  Cortland, IL Special Tax (Sheaffer System)                               5.500      03/01/2017          5,270,901
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Deerfield, IL Educational Facilities (Chicagoland
                 Jewish High School)                                                      6.000      05/01/2041          1,525,440
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Du Page County, IL Special Service Area No. 31
                 Special Tax (Monarch Landing)                                            5.625      03/01/2036            940,710
-----------------------------------------------------------------------------------------------------------------------------------
      3,750,000  Gilberts, IL Special Service Area No. 19 Special Tax
                 (Conservancy)                                                            5.375      03/01/2016          3,540,188
-----------------------------------------------------------------------------------------------------------------------------------
      1,375,000  Godfrey, IL (United Methodist Village)                                   5.875      11/15/2029          1,102,709
-----------------------------------------------------------------------------------------------------------------------------------
      1,725,000  Hampshire, IL Special Service Area No. 16 (Crown
                 Devel.-Prairie Ridge)                                                    5.625      03/01/2022          1,704,818
-----------------------------------------------------------------------------------------------------------------------------------
      3,135,000  Hampshire, IL Special Service Area No. 16 (Crown
                 Devel.-Prairie Ridge)                                                    6.000      03/01/2046          3,077,034
-----------------------------------------------------------------------------------------------------------------------------------
      1,160,000  Hampshire, IL Special Service Area No. 17 (Crown
                 Devel.-Oakstead)                                                         5.625      03/01/2022          1,146,428
-----------------------------------------------------------------------------------------------------------------------------------
      7,450,000  Hampshire, IL Special Service Area No. 17 (Crown
                 Devel.-Oakstead)                                                         6.000      03/01/2045          7,259,951
-----------------------------------------------------------------------------------------------------------------------------------
      1,215,000  Hampshire, IL Special Service Area No. 18 (Crown
                 Devel.-Tamms Farm)                                                       6.000      03/01/2044          1,192,851
-----------------------------------------------------------------------------------------------------------------------------------
      4,270,000  Hampshire, IL Special Service Area No. 19 (Crown
                 Devel.-Prairie Ridge East)                                               6.000      03/01/2046          4,160,304
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  IL COP (Dept. of Central Management Services)                            5.650      07/01/2017            101,667
-----------------------------------------------------------------------------------------------------------------------------------
         24,864  IL Devel. Finance Authority (Community
                 Rehabilitation Providers)                                                8.250      08/01/2012             21,319
-----------------------------------------------------------------------------------------------------------------------------------
     23,540,000  IL Devel. Finance Authority Environmental Facilities
                 (Citgo Petroleum Corp.)                                                  8.000      06/01/2032         26,034,298
-----------------------------------------------------------------------------------------------------------------------------------
      3,735,000  IL Devel. Finance Authority Pollution Control
                 (Amerencips)                                                             5.500      03/01/2014          3,735,374
-----------------------------------------------------------------------------------------------------------------------------------
        480,000  IL Devel. Finance Authority Pollution Control
                 (Central Illinois Public Service Company) 4                              5.700      08/15/2026            479,995
-----------------------------------------------------------------------------------------------------------------------------------
     21,000,000  IL Devel. Finance Authority Pollution Control
                 (Central Illinois Public Service Company)                                5.950      08/15/2026         21,004,200
-----------------------------------------------------------------------------------------------------------------------------------
        115,000  IL Devel. Finance Authority Solid Waste (WSREC)                          8.250      04/01/2023            117,270
-----------------------------------------------------------------------------------------------------------------------------------
     10,150,000  IL Educational Facilities Authority (Plum Creek
                 Rolling Meadows)                                                         6.500      12/01/2037         10,297,784
-----------------------------------------------------------------------------------------------------------------------------------
      3,195,000  IL Finance Authority (Bethel Terrace Apartments)                         5.375      09/01/2035          3,040,011
-----------------------------------------------------------------------------------------------------------------------------------
      1,200,000  IL Finance Authority (Central Baptist Village)                           5.375      11/15/2039          1,103,316
-----------------------------------------------------------------------------------------------------------------------------------
      4,250,000  IL Finance Authority (Clare Oaks)                                        6.000      11/15/2039          4,211,028
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  IL Finance Authority (DeKalb Supportive Living)                          6.100      12/01/2041            973,250
-----------------------------------------------------------------------------------------------------------------------------------


                 20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                          COUPON       MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     2,250,000  IL Finance Authority (Franciscan Communities)                            5.500%     05/15/2027     $    2,188,283
-----------------------------------------------------------------------------------------------------------------------------------
      2,750,000  IL Finance Authority (Franciscan Communities)                            5.500      05/15/2037          2,602,435
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  IL Finance Authority (Friendship Village
                 Schaumburg)                                                              5.375      02/15/2025          1,885,940
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  IL Finance Authority (Friendship Village
                 Schaumburg)                                                              5.625      02/15/2037          1,887,740
-----------------------------------------------------------------------------------------------------------------------------------
     30,000,000  IL Finance Authority (Illinois River Energy)                             8.500      07/01/2019         29,490,900
-----------------------------------------------------------------------------------------------------------------------------------
        850,000  IL Finance Authority (Luther Oaks)                                       6.000      08/15/2026            865,003
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  IL Finance Authority (Luther Oaks)                                       6.000      08/15/2039          1,502,370
-----------------------------------------------------------------------------------------------------------------------------------
      3,640,000  IL Finance Authority (Lutheran Social Services of
                 Illinois/Vesper Management Corp. Obligated
                 Group)                                                                   5.125      08/15/2028          3,298,204
-----------------------------------------------------------------------------------------------------------------------------------
      3,265,000  IL Finance Authority (Lutheran Social Services)                          5.000      08/15/2024          3,024,827
-----------------------------------------------------------------------------------------------------------------------------------
      1,250,000  IL Finance Authority (Montgomery Place)                                  5.500      05/15/2026          1,198,813
-----------------------------------------------------------------------------------------------------------------------------------
      2,250,000  IL Finance Authority (Montgomery Place)                                  5.750      05/15/2038          2,190,015
-----------------------------------------------------------------------------------------------------------------------------------
      7,000,000  IL Finance Authority (Sedgebrook)                                        6.000      11/15/2042          6,898,990
-----------------------------------------------------------------------------------------------------------------------------------
      3,500,000  IL Finance Authority (Three Crowns Park Plaza)                           5.875      02/15/2038          3,467,835
-----------------------------------------------------------------------------------------------------------------------------------
     27,700,000  IL Finance Authority Student Hsg. (Educational
                 Advancement Fund)                                                        5.250      05/01/2034         26,683,687
-----------------------------------------------------------------------------------------------------------------------------------
      8,700,000  IL Health Facilities Authority                                           6.900      11/15/2033          8,693,388
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  IL Health Facilities Authority (Delnor Community
                 Resource Living)                                                         6.000      11/15/2017            100,028
-----------------------------------------------------------------------------------------------------------------------------------
         40,000  IL Health Facilities Authority (Memorial Medical
                 Center/Memorial Health System)                                           5.250      10/01/2027             40,579
-----------------------------------------------------------------------------------------------------------------------------------
      2,295,000  IL Hsg. Devel. Authority (Evergreen Place-Litchfield) 7                  5.350      01/01/2044          2,304,272
-----------------------------------------------------------------------------------------------------------------------------------
      1,965,000  IL Hsg. Devel. Authority (Evergreen Place-Streator) 7                    5.250      07/01/2037          1,968,537
-----------------------------------------------------------------------------------------------------------------------------------
      1,440,000  IL Hsg. Devel. Authority (Evergreen Place-Streator) 7                    5.350      01/01/2044          1,445,818
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  IL Hsg. Devel. Authority (EvergreenPlace-Litchfield) 7                   5.250      07/01/2037          1,001,800
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  Lindenhurst, IL Special Service Area No. 4                               6.150      01/01/2018             25,393
-----------------------------------------------------------------------------------------------------------------------------------
     13,635,000  Lombard, IL Public Facilities Corp. (Conference
                 Center & Hotel) 4                                                        7.125      01/01/2036         14,562,589
-----------------------------------------------------------------------------------------------------------------------------------
      3,780,000  Manhattan, IL Special Service Area Special Tax
                 (Groebe Farm-Stonegate)                                                  5.750      03/01/2022          3,733,393
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000  Manhattan, IL Special Service Area Special Tax
                 (Groebe Farm-Stonegate)                                                  6.125      03/01/2040          3,845,360
-----------------------------------------------------------------------------------------------------------------------------------
      1,940,000  Manhattan, IL Special Service Area Special Tax
                 (Lakeside Towns Liberty)                                                 5.750      03/01/2022          1,916,080
-----------------------------------------------------------------------------------------------------------------------------------
        445,000  Peoria, IL Hsg. (Peoria Oak Woods Apartments)                            7.750      10/15/2033            445,138
-----------------------------------------------------------------------------------------------------------------------------------
      3,500,000  Plano, IL Special Service Area No. 5 4                                   6.000      03/01/2036          3,422,755
-----------------------------------------------------------------------------------------------------------------------------------
      3,750,000  Quad Cities, IL Regional EDA (Heritage Woods
                 Moline)                                                                  6.000      12/01/2041          3,595,275
-----------------------------------------------------------------------------------------------------------------------------------
      6,375,000  Quad Cities, IL Regional EDA (Pheasant Ridge
                 Apartments)                                                              6.375      08/01/2040          5,853,334
-----------------------------------------------------------------------------------------------------------------------------------
         47,033  Robbins, IL Res Rec (Robbins Res Rec Partners)                           5.873 5    10/15/2009             41,643
-----------------------------------------------------------------------------------------------------------------------------------
            668  Robbins, IL Res Rec (Robbins Res Rec Partners)                           7.250      10/15/2009                676
-----------------------------------------------------------------------------------------------------------------------------------
     19,208,162  Robbins, IL Res Rec (Robbins Res Rec Partners) 4                         7.250      10/15/2024         21,272,847
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  Rockford, IL Mtg. (Faust Landmark Partnership)                           6.200      01/01/2028             10,251
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Southwestern, IL Devel. Authority (Eden Retirement
                 Center)                                                                  5.850      12/01/2036          1,493,670
-----------------------------------------------------------------------------------------------------------------------------------
      3,650,000  Southwestern, IL Devel. Authority (Village of Sauget)                    5.625      11/01/2026          3,544,333
-----------------------------------------------------------------------------------------------------------------------------------


                 21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                          COUPON       MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    15,230,000  Southwestern, IL Devel. Authority Solid Waste
                 Dispposal (Center Ethanol Company)                                       8.250%     12/01/2019     $   15,097,804
-----------------------------------------------------------------------------------------------------------------------------------
      7,950,000  Upper, IL River Valley Devel. Authority (Living
                 Springs McHenry)                                                         6.100      12/01/2041          7,955,406
-----------------------------------------------------------------------------------------------------------------------------------
      3,200,000  Volo Village, IL Special Service Area (Lancaster Falls) 4                5.750      03/01/2036          3,022,848
-----------------------------------------------------------------------------------------------------------------------------------
      5,608,000  Volo Village, IL Special Service Area (Remington
                 Pointe) 4                                                                6.450      03/01/2034          5,713,991
-----------------------------------------------------------------------------------------------------------------------------------
      5,175,000  Yorkville, IL United City Special Services Area Special
                 Tax (Bristol Bay)                                                        5.875      03/01/2036          4,974,624
                                                                                                                    ---------------
                                                                                                                       472,164,982
-----------------------------------------------------------------------------------------------------------------------------------
INDIANA--1.4%
-----------------------------------------------------------------------------------------------------------------------------------
     20,210,000  Bluffton, IN Solid Waste Disposal Facility (Bluffton
                 Subordinate Industrial Bio-Energy)                                       7.500      09/01/2019         19,309,442
-----------------------------------------------------------------------------------------------------------------------------------
      5,805,000  East Chicago, IN Solid Waste Disposal (USG Corp.)                        6.375      08/01/2029          5,928,124
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  Fort Wayne, IN Pollution Control (General Motors
                 Corp.)                                                                   6.200      10/15/2025             25,133
-----------------------------------------------------------------------------------------------------------------------------------
        140,000  Griffith, IN Economic Devel. (May Department
                 Stores Company)                                                          6.750      03/01/2009            140,491
-----------------------------------------------------------------------------------------------------------------------------------
      2,515,000  IN Airport Authority (Federal Express) 4                                 5.500      05/01/2029          2,515,302
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  IN Bond Bank (Southwestern Bartholomew Water
                 Corp.)                                                                   6.625      06/01/2012             25,035
-----------------------------------------------------------------------------------------------------------------------------------
      4,875,000  IN H&EFA (Community Foundation Northwest
                 Indiana)                                                                 5.500      03/01/2037          4,871,051
-----------------------------------------------------------------------------------------------------------------------------------
      1,835,000  IN Health Facility Financing Authority (Methodist
                 Hospitals) 4                                                             5.500      09/15/2031          1,836,450
-----------------------------------------------------------------------------------------------------------------------------------
        750,000  IN HFA (Single Family Mtg.)                                              5.550      01/01/2025            767,948
-----------------------------------------------------------------------------------------------------------------------------------
        550,000  IN Pollution Control (General Motors Corp.)                              5.625      04/01/2011            540,876
-----------------------------------------------------------------------------------------------------------------------------------
      4,360,000  Indianapolis, IN Hsg. (Cambridge Station
                 Apartments)                                                              5.250      01/01/2039          4,420,342
-----------------------------------------------------------------------------------------------------------------------------------
         75,000  Jasper County, IN Economic Devel. (Georgia-Pacific
                 Corp.)                                                                   5.600      04/01/2029             69,911
-----------------------------------------------------------------------------------------------------------------------------------
        155,000  Jasper County, IN Economic Devel. (Georgia-Pacific
                 Corp.) 4                                                                 5.625      12/01/2027            145,255
-----------------------------------------------------------------------------------------------------------------------------------
        560,000  Jasper County, IN Economic Devel. (Georgia-Pacific
                 Corp.)                                                                   6.700      04/01/2029            567,179
-----------------------------------------------------------------------------------------------------------------------------------
         30,000  North Manchester, IN (Estelle Peabody Memorial
                 Home)                                                                    6.500      07/01/2015             30,010
-----------------------------------------------------------------------------------------------------------------------------------
     17,505,000  North Manchester, IN (Estelle Peabody Memorial
                 Home)                                                                    7.250      07/01/2033         17,973,609
-----------------------------------------------------------------------------------------------------------------------------------
         35,000  Petersburg, IN Pollution Control (Indianapolis Power
                 & Light Company)                                                         6.375      11/01/2029             36,885
-----------------------------------------------------------------------------------------------------------------------------------
      6,820,000  Shelbyville, IN Redevel. District Tax Increment
                 (Central Shelbyville Economic)                                           6.500      07/01/2022          6,803,291
-----------------------------------------------------------------------------------------------------------------------------------
        230,000  St. Joseph County, IN Economic Devel. (Holy Cross
                 Village Notre Dame)                                                      5.550      05/15/2019            230,359
-----------------------------------------------------------------------------------------------------------------------------------
        265,000  St. Joseph County, IN Economic Devel. (Holy Cross
                 Village Notre Dame)                                                      5.700      05/15/2028            261,836
-----------------------------------------------------------------------------------------------------------------------------------
        500,000  St. Joseph County, IN Economic Devel. (Holy Cross
                 Village Notre Dame)                                                      6.000      05/15/2038            500,315
-----------------------------------------------------------------------------------------------------------------------------------


                 22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                             COUPON      MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDIANA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    39,000,000  St. Joseph, IN Hospital Authority (Memorial Health
                 System) 1                                                                  4.460% 2   08/15/2046    $  36,075,000
-----------------------------------------------------------------------------------------------------------------------------------
      4,875,000  Vigo County, IN Hospital Authority (Union
                 Hospital)                                                                  5.800      09/01/2047        4,727,483
-----------------------------------------------------------------------------------------------------------------------------------
      6,695,000  Vincennes, IN Economic Devel. (Southwest Indiana
                 Regional Youth Village)                                                    6.250      01/01/2024        6,639,900
                                                                                                                     --------------
                                                                                                                       114,441,227
-----------------------------------------------------------------------------------------------------------------------------------
IOWA--2.5%
-----------------------------------------------------------------------------------------------------------------------------------
        500,000  Cedar Rapids, IA (Cottage Grove Place)                                     5.875      07/01/2028          463,030
-----------------------------------------------------------------------------------------------------------------------------------
      4,105,000  Cedar Rapids, IA (Cottage Grove Place)                                     6.000      07/01/2014        3,864,858
-----------------------------------------------------------------------------------------------------------------------------------
        650,000  Coralville, IA Urban Renewal                                               5.000      06/01/2047          601,796
-----------------------------------------------------------------------------------------------------------------------------------
        375,000  Coralville, IA Urban Renewal                                               5.125      06/01/2039          359,708
-----------------------------------------------------------------------------------------------------------------------------------
        750,000  Coralville, IA Urban Renewal                                               5.750      06/01/2028          750,105
-----------------------------------------------------------------------------------------------------------------------------------
        750,000  Coralville, IA Urban Renewal                                               6.000      06/01/2036          755,168
-----------------------------------------------------------------------------------------------------------------------------------
         30,000  Des Moines, IA Aviation System                                             5.125      07/01/2028           30,067
-----------------------------------------------------------------------------------------------------------------------------------
      5,475,000  Dickinson County, IA Hsg. (Spirit Lake)                                    5.875      12/01/2036        5,215,047
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  IA Finance Authority (Allen Memorial Hospital
                 Corp.)                                                                     5.600      02/15/2020           20,303
-----------------------------------------------------------------------------------------------------------------------------------
        480,000  IA Finance Authority (Amity Fellowserve)                                   5.900      10/01/2016          489,298
-----------------------------------------------------------------------------------------------------------------------------------
        845,000  IA Finance Authority (Amity Fellowserve)                                   6.000      10/01/2028          830,145
-----------------------------------------------------------------------------------------------------------------------------------
        940,000  IA Finance Authority (Amity Fellowserve)                                   6.375      10/01/2026          963,180
-----------------------------------------------------------------------------------------------------------------------------------
      2,190,000  IA Finance Authority (Amity Fellowserve)                                   6.500      10/01/2036        2,233,099
-----------------------------------------------------------------------------------------------------------------------------------
      1,160,000  IA Finance Authority (Boys & Girls Home and Family
                 Services)                                                                  5.900      12/01/2028        1,162,993
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  IA Finance Authority (Iowa Valley Community
                 College Student Hsg.)                                                      5.850      05/01/2019           99,870
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000  IA Finance Authority Health Facilities (Care
                 Initiatives)                                                               5.500      07/01/2025        3,019,260
-----------------------------------------------------------------------------------------------------------------------------------
        900,000  IA Finance Authority Retirement Community
                 (Friendship Haven)                                                         6.125      11/15/2032          907,479
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  IA Finance Authority Senior Hsg. (Bethany Manor)                           5.550      11/01/2041          935,050
-----------------------------------------------------------------------------------------------------------------------------------
      1,300,000  IA Finance Authority Senior Hsg. (Wedum Walnut
                 Ridge) 4                                                                   5.375      06/01/2025        1,233,349
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000  IA Higher Education Loan Authority (Wartburg
                 College)                                                                   5.300      10/01/2037        9,992,100
-----------------------------------------------------------------------------------------------------------------------------------
     34,865,000  IA Tobacco Settlement Authority 4                                          5.375      06/01/2038       31,894,851
-----------------------------------------------------------------------------------------------------------------------------------
     45,000,000  IA Tobacco Settlement Authority                                            5.500      06/01/2042       41,763,600
-----------------------------------------------------------------------------------------------------------------------------------
    190,800,000  IA Tobacco Settlement Authority                                            6.250 5    06/01/2046       13,901,688
-----------------------------------------------------------------------------------------------------------------------------------
    360,990,000  IA Tobacco Settlement Authority                                            7.125 5    06/01/2046       18,677,623
-----------------------------------------------------------------------------------------------------------------------------------
     60,000,000  IA Tobacco Settlement Authority (TASC) 1                                   5.625      06/01/2046       56,672,800
                                                                                                                     --------------
                                                                                                                       196,836,467
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.7%
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  Goddard, KS Industrial Revenue (IFR Systems)                               6.250      05/01/2012          100,802
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  Kingman, KS Hospital Revenue (Ninnescah Valley)                            6.375      03/01/2022           14,894
-----------------------------------------------------------------------------------------------------------------------------------
      1,025,000  KS Devel. Finance Authority (Oak Ridge Park
                 Associates)                                                                6.500      02/01/2018        1,035,219
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  KS Devel. Finance Authority (Oak Ridge Park
                 Associates)                                                                6.625      08/01/2029        1,007,730
-----------------------------------------------------------------------------------------------------------------------------------


                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                             COUPON      MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$        55,000  KS Devel. Finance Authority (VS/VSCF/JGCCF
                 Obligated Group)                                                           5.500%     11/15/2015    $      54,858
-----------------------------------------------------------------------------------------------------------------------------------
      1,800,000  KS Independent College Finance Authority
                 (Newman University) 4                                                      5.000      10/01/2028        1,713,582
-----------------------------------------------------------------------------------------------------------------------------------
        950,000  Labette County, KS Hospital Revenue                                        5.750      09/01/2029          950,618
-----------------------------------------------------------------------------------------------------------------------------------
        825,000  Labette County, KS Hospital Revenue                                        5.750      09/01/2037          821,428
-----------------------------------------------------------------------------------------------------------------------------------
      1,285,000  Lenexa, KS Multifamily Hsg. (Meadows Apartments)                           7.950      10/15/2035        1,316,971
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Manhattan, KS Health Care Facility (Meadowlark
                 Hills Retirement)                                                          5.125      05/15/2042          920,620
-----------------------------------------------------------------------------------------------------------------------------------
         45,000  Mission, KS Multifamily (Lamar Place Apartments)                           5.180      10/01/2023           45,006
-----------------------------------------------------------------------------------------------------------------------------------
      4,500,000  Olathe, KS Tax Increment (Gateway)                                         5.000      03/01/2026        4,108,410
-----------------------------------------------------------------------------------------------------------------------------------
      2,500,000  Olathe, KS Transportation Devel. District (Gateway) 4                      5.000      12/01/2028        2,248,525
-----------------------------------------------------------------------------------------------------------------------------------
      4,770,000  Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)                                                               5.450      06/01/2038        5,081,386
-----------------------------------------------------------------------------------------------------------------------------------
     15,000,000  Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.) 4                                                             5.500      12/01/2038       15,934,950
-----------------------------------------------------------------------------------------------------------------------------------
        485,000  Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)                                                               5.900      06/01/2028          490,029
-----------------------------------------------------------------------------------------------------------------------------------
      2,965,000  Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)                                                               5.900      12/01/2035        3,147,170
-----------------------------------------------------------------------------------------------------------------------------------
      5,085,000  Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)                                                               5.950      06/01/2036        5,441,204
-----------------------------------------------------------------------------------------------------------------------------------
      2,160,000  Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)                                                               6.450      12/01/2033        2,323,706
-----------------------------------------------------------------------------------------------------------------------------------
      1,255,000  Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)                                                               6.450      12/01/2033        1,343,691
-----------------------------------------------------------------------------------------------------------------------------------
        400,000  Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)                                                               6.875      12/01/2026          405,832
-----------------------------------------------------------------------------------------------------------------------------------
        210,000  Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)                                                               7.600      12/01/2031          213,614
-----------------------------------------------------------------------------------------------------------------------------------
        525,000  Sedgwick & Shawnee Counties, KS Hsg. (Single
                 Family Mtg.)                                                               7.600      12/01/2031          534,035
-----------------------------------------------------------------------------------------------------------------------------------
        200,000  Sterling, KS Educational Facilities (Sterling College)                     5.375      11/01/2027          194,978
-----------------------------------------------------------------------------------------------------------------------------------
        860,000  Sterling, KS Educational Facilities (Sterling College)                     5.500      11/01/2032          840,022
-----------------------------------------------------------------------------------------------------------------------------------
      1,650,000  Wichita, KS Hsg. (Innes Station Apartments)                                6.250      03/01/2028        1,656,155
-----------------------------------------------------------------------------------------------------------------------------------
      2,500,000  Wyandotte County/Kansas City, KS Unified
                 Government Industrial Devel. (Crestwood
                 Apartments)                                                                6.950      06/01/2037        2,458,225
-----------------------------------------------------------------------------------------------------------------------------------
      1,400,000  Wyandotte County/Kansas City, KS Unified
                 Government Pollution Control (General Motors) 4                            6.000      06/01/2025        1,376,802
                                                                                                                     --------------
                                                                                                                        55,780,462
-----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.4%
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  Elizabethtown, KY Industrial Building (Elizabethtown
                 Medical Rehabilitation)                                                   10.250      12/01/2016           15,076
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Jefferson County, KY Health Facilities (University
                 Medical Center)                                                            5.500      07/01/2017        2,022,740
-----------------------------------------------------------------------------------------------------------------------------------
     28,805,000  Kenton County, KY Airport (Delta Airlines) 6,9,10                          8.000      12/01/2015          864,150
-----------------------------------------------------------------------------------------------------------------------------------
     31,750,000  Kenton County, KY Airport (Delta Airlines) 6,9,10                          8.000      12/01/2015          952,500
-----------------------------------------------------------------------------------------------------------------------------------
     27,170,000  Kenton County, KY Airport (Delta Airlines) 6,9,10                          8.000      12/01/2015          815,100
-----------------------------------------------------------------------------------------------------------------------------------
     45,560,000  Kenton County, KY Airport (Delta Airlines) 6,9,10                          8.000      12/01/2015        1,366,800
-----------------------------------------------------------------------------------------------------------------------------------


                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                             COUPON      MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       150,000  Kenton County, KY Airport (Delta Airlines) 6,9,10                          8.000%     12/01/2015    $       4,500
-----------------------------------------------------------------------------------------------------------------------------------
         45,000  Kenton County, KY Airport Board
                 (Cincinnati/Northern Kentucky International)                               5.750      03/01/2010           45,276
-----------------------------------------------------------------------------------------------------------------------------------
      4,680,000  Kenton County, KY Airport Special Facilities
                 (Mesaba Aviation)                                                          6.625      07/01/2019        4,647,614
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  Kenton County, KY Airport Special Facilities
                 (Mesaba Aviation)                                                          6.700      07/01/2029        4,985,800
-----------------------------------------------------------------------------------------------------------------------------------
      2,635,000  Kuttawa, KY (1st Mortgage-GF/Kentucky)                                     6.750      03/01/2029        2,635,105
-----------------------------------------------------------------------------------------------------------------------------------
         10,000  KY EDFA (Norton)                                                           6.125      10/01/2010           10,335
-----------------------------------------------------------------------------------------------------------------------------------
      2,900,000  Morgantown, KY Solid Waste Disposal (Imco
                 Recycling)                                                                 6.000      05/01/2023        2,895,070
-----------------------------------------------------------------------------------------------------------------------------------
      1,200,000  Morgantown, KY Solid Waste Disposal (Imco
                 Recycling)                                                                 7.450      05/01/2022        1,219,776
-----------------------------------------------------------------------------------------------------------------------------------
      5,740,000  Morgantown, KY Solid Waste Disposal (Imco
                 Recycling)                                                                 7.650      05/01/2016        5,779,204
                                                                                                                     --------------
                                                                                                                        28,259,046
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.4%
-----------------------------------------------------------------------------------------------------------------------------------
        175,000  Caddo Parish, LA Industrial Devel. Board (Pennzoil
                 Products Company)                                                          5.600      12/01/2028          177,947
-----------------------------------------------------------------------------------------------------------------------------------
      5,565,000  Calcasieu Parish, LA Industrial Devel. Board Pollution
                 Control (Gulf States Utilities Company)                                    6.750      10/01/2012        5,625,992
-----------------------------------------------------------------------------------------------------------------------------------
      2,800,000  Claiborne Parish, LA Law Enforcement District
                 (Claiborne Correctional Facilities)                                        6.250      03/01/2019        2,874,956
-----------------------------------------------------------------------------------------------------------------------------------
      1,400,000  Epps, LA COP                                                               8.000      06/01/2018        1,455,174
-----------------------------------------------------------------------------------------------------------------------------------
      2,400,000  Juban Park, LA Community Devel. District Special
                 Assessment                                                                 5.150      10/01/2014        2,373,936
-----------------------------------------------------------------------------------------------------------------------------------
      3,750,000  LA CDA (Eunice Student Hsg. Foundation)                                    7.375      09/01/2033        3,284,550
-----------------------------------------------------------------------------------------------------------------------------------
      1,945,000  LA HFA (Azalea Gonzales/Azalea New Iberia/Azalea
                 Monroe/Azalea Slidell/Azalea Shreveport Obligated
                 Group)                                                                     5.375      10/20/2039        1,974,972
-----------------------------------------------------------------------------------------------------------------------------------
      3,420,000  LA HFA (Homeownership)                                                     5.700      06/01/2039        3,745,003
-----------------------------------------------------------------------------------------------------------------------------------
        470,000  LA HFA (Malta Square at Sacred Heart)                                      6.450      09/01/2027          493,975
-----------------------------------------------------------------------------------------------------------------------------------
        115,000  LA HFA (Single Family Mtg.)                                                6.300      06/01/2020          116,237
-----------------------------------------------------------------------------------------------------------------------------------
      1,085,000  LA Local Government EF&CD Authority (Cypress
                 Apartments)                                                                8.000      04/20/2028        1,065,177
-----------------------------------------------------------------------------------------------------------------------------------
        500,000  LA Local Government EF&CD Authority (Sharlo
                 Apartments)                                                                8.000      06/20/2028          499,895
-----------------------------------------------------------------------------------------------------------------------------------
      8,000,000  LA Local Government EF&CD Authority (St. James
                 Place)                                                                     7.000      11/01/2029        8,636,160
-----------------------------------------------------------------------------------------------------------------------------------
      7,460,000  LA Public Facilities Authority (Lake Charles
                 Memorial Hospital)                                                         8.625      12/01/2030        8,594,964
-----------------------------------------------------------------------------------------------------------------------------------
      5,350,000  LA Public Facilities Authority (Progressive
                 Healthcare)                                                                6.375      10/01/2028        5,366,799
-----------------------------------------------------------------------------------------------------------------------------------
    110,080,000  LA Tobacco Settlement Financing Corp. (TASC)                               5.875      05/15/2039      110,119,629
-----------------------------------------------------------------------------------------------------------------------------------
      9,630,000  LA Tobacco Settlement Financing Corp. (TASC),
                 Series B 4                                                                 5.500      05/15/2030        9,623,548
-----------------------------------------------------------------------------------------------------------------------------------
      7,500,000  Lakeshore Villages Master, LA Community Devel.
                 District                                                                   5.250      07/01/2017        7,357,500
-----------------------------------------------------------------------------------------------------------------------------------
        195,000  New Orleans, LA Finance Authority (Single Family
                 Mtg.)                                                                      6.218 5    12/01/2032           41,282
-----------------------------------------------------------------------------------------------------------------------------------


                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                             COUPON      MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     1,270,000  New Orleans, LA Finance Authority (Single Family
                 Mtg.)                                                                      6.372% 5   06/01/2032    $     266,027
-----------------------------------------------------------------------------------------------------------------------------------
        330,000  New Orleans, LA HDC (Southwood Patio)                                      7.700      02/01/2022          335,554
-----------------------------------------------------------------------------------------------------------------------------------
         60,000  New Orleans, LA Sewage Service                                             5.400      06/01/2017           60,659
-----------------------------------------------------------------------------------------------------------------------------------
      3,020,000  St. James Parish, LA Solid Waste (IMC Phosphates
                 Company)                                                                   7.700      10/01/2022        3,069,256
-----------------------------------------------------------------------------------------------------------------------------------
     94,550,000  St. John Baptist Parish, LA (Marathon Oil Company)                         5.125      06/01/2037       93,678,249
-----------------------------------------------------------------------------------------------------------------------------------
         40,000  Tensas Parish, LA Law Enforcement District COP 6                           8.000      10/01/2010           40,867
-----------------------------------------------------------------------------------------------------------------------------------
        140,000  West Feliciana Parish, LA Pollution Control (Entergy
                 Gulf States)                                                               5.800      12/01/2015          140,171
-----------------------------------------------------------------------------------------------------------------------------------
        290,000  West Feliciana Parish, LA Pollution Control (Entergy
                 Gulf States)                                                               5.800      04/01/2016          291,140
-----------------------------------------------------------------------------------------------------------------------------------
         15,000  West Feliciana Parish, LA Pollution Control (Entergy
                 Gulf States)                                                               6.600      09/01/2028           15,015
                                                                                                                     --------------
                                                                                                                       271,324,634
-----------------------------------------------------------------------------------------------------------------------------------
MAINE--0.7%
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000  Jay, ME Solid Waste Disposal (International Paper
                 Company)                                                                   6.200      09/01/2019        5,196,500
-----------------------------------------------------------------------------------------------------------------------------------
     35,125,000  ME Finance Authority Solid Waste Recycling
                 Facilities (Great Northern Paper)                                          7.750      10/01/2022       35,382,466
-----------------------------------------------------------------------------------------------------------------------------------
         90,000  ME Municipal Bond Bank, Series D                                           6.300      11/01/2014           90,201
-----------------------------------------------------------------------------------------------------------------------------------
      4,200,000  ME State Hsg. Authority Mtg., Series F-2 1                                 5.150      11/15/2022        4,232,592
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  North Berwick, ME (Hussey Seating Company)                                 7.000      12/01/2013           20,019
-----------------------------------------------------------------------------------------------------------------------------------
      4,800,000  Rumford, ME Pollution Control (Boise Cascade
                 Corp.) 4                                                                   6.625      07/01/2020        4,812,480
-----------------------------------------------------------------------------------------------------------------------------------
      6,215,000  Rumford, ME Solid Waste Disposal (Boise Cascade
                 Corp.) 4                                                                   6.875      10/01/2026        6,489,827
                                                                                                                     --------------
                                                                                                                        56,224,085
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000  Baltimore, MD Convention Center                                            5.875      09/01/2039        4,130,320
-----------------------------------------------------------------------------------------------------------------------------------
      6,810,000  Brunswick, MD Special Obligation (Brunswick
                 Crossing)                                                                  5.500      07/01/2036        6,430,411
-----------------------------------------------------------------------------------------------------------------------------------
      2,440,000  MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)                                                   5.200      09/01/2048        2,444,124
-----------------------------------------------------------------------------------------------------------------------------------
      3,090,000  MD Community Devel. People's Resource Center,
                 Series A                                                                   5.050      07/01/2047        3,026,501
-----------------------------------------------------------------------------------------------------------------------------------
      8,000,000  MD EDC (Chesapeake Bay)                                                    5.000      12/01/2031        7,339,520
-----------------------------------------------------------------------------------------------------------------------------------
      5,135,000  MD EDC Student Hsg. (Bowie State University) 4                             6.000      06/01/2023        5,179,418
-----------------------------------------------------------------------------------------------------------------------------------
        400,000  MD EDC Student Hsg. (University of Maryland)                               5.625      10/01/2023          388,120
-----------------------------------------------------------------------------------------------------------------------------------
      8,500,000  MD EDC Student Hsg. (University of Maryland)                               5.750      10/01/2033        8,173,345
-----------------------------------------------------------------------------------------------------------------------------------
        750,000  MD H&HEFA (Edenwald)                                                       5.400      01/01/2031          739,215
-----------------------------------------------------------------------------------------------------------------------------------
        600,000  MD H&HEFA (Edenwald)                                                       5.400      01/01/2037          589,572
-----------------------------------------------------------------------------------------------------------------------------------
        710,000  MD H&HEFA (King Farm Presbyterian Community)                               5.250      01/01/2027          671,788
-----------------------------------------------------------------------------------------------------------------------------------
        600,000  MD H&HEFA (King Farm Presbyterian Community)                               5.300      01/01/2037          552,858
-----------------------------------------------------------------------------------------------------------------------------------
        925,000  MD H&HEFA (Washington Christian Academy) 4                                 5.500      07/01/2038          889,841
-----------------------------------------------------------------------------------------------------------------------------------
        320,000  MD Industrial Devel. Financing Authority (Our Lady
                 of Good Counsel) 4                                                         5.500      05/01/2020          324,810
-----------------------------------------------------------------------------------------------------------------------------------
        800,000  MD Industrial Devel. Financing Authority (Our Lady
                 of Good Counsel) 4                                                         6.000      05/01/2035          818,152
-----------------------------------------------------------------------------------------------------------------------------------


                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                             COUPON      MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     2,250,000  Salisbury, MD Special Obligation (Villages at
                 Aydelotte Farm)                                                            5.250%     01/01/2037    $   2,060,505
                                                                                                                     --------------
                                                                                                                        43,758,500
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.6%
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  MA Devel. Finance Agency (Curry College) 4                                 5.000      03/01/2036          949,860
-----------------------------------------------------------------------------------------------------------------------------------
        800,000  MA Devel. Finance Agency (Eastern Nazarene
                 College)                                                                   5.625      04/01/2019          804,144
-----------------------------------------------------------------------------------------------------------------------------------
      2,630,000  MA Devel. Finance Agency (Eastern Nazarene
                 College)                                                                   5.625      04/01/2029        2,596,047
-----------------------------------------------------------------------------------------------------------------------------------
      1,800,000  MA Devel. Finance Agency (Linden Ponds)                                    5.750      11/15/2042        1,760,148
-----------------------------------------------------------------------------------------------------------------------------------
        300,000  MA Devel. Finance Agency (Regis College)                                   5.250      10/01/2018          289,950
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  MA Devel. Finance Agency (VOA Concord)                                     5.200      11/01/2041          891,120
-----------------------------------------------------------------------------------------------------------------------------------
     13,850,000  MA H&EFA (Capital Asset Program) 6                                         5.950 2    07/01/2030       13,850,000
-----------------------------------------------------------------------------------------------------------------------------------
      9,990,000  MA H&EFA (Catholic Health East) 1                                          4.544 2    11/15/2032        9,297,563
-----------------------------------------------------------------------------------------------------------------------------------
        155,000  MA H&EFA (Catholic Health East/Mercy
                 Medical/McCauley Center/Mercy Community
                 Health Obligated Group)                                                    4.518 2    11/15/2032          144,054
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000  MA H&EFA (Emerson Hospital)                                                5.000      08/15/2035        9,807,800
-----------------------------------------------------------------------------------------------------------------------------------
         80,000  MA H&EFA (Holyoke Hospital)                                                6.500      07/01/2015           80,004
-----------------------------------------------------------------------------------------------------------------------------------
     52,080,000  MA HFA, Series A 1                                                         5.250      07/01/2025       52,801,829
-----------------------------------------------------------------------------------------------------------------------------------
     10,500,000  MA HFA, Series A 1,7                                                       5.300      06/01/2049       10,568,512
-----------------------------------------------------------------------------------------------------------------------------------
      1,280,000  MA HFA, Series A                                                           5.700      07/01/2020        1,318,528
-----------------------------------------------------------------------------------------------------------------------------------
      1,355,000  MA HFA, Series A                                                           5.800      07/01/2030        1,396,070
-----------------------------------------------------------------------------------------------------------------------------------
     22,560,000  MA HFA, Series F 1                                                         5.000      07/01/2022       22,516,685
-----------------------------------------------------------------------------------------------------------------------------------
        145,000  MA Industrial Finance Agency (Arbors at Taunton)                           5.500      06/20/2040          148,273
                                                                                                                     --------------
                                                                                                                       129,220,587
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.4%
-----------------------------------------------------------------------------------------------------------------------------------
     55,760,000  Detroit, MI Sewer Disposal System 1                                        4.191 2    07/01/2032       53,390,838
-----------------------------------------------------------------------------------------------------------------------------------
        775,000  East Lansing, MI Economic Corp. (Burcham Hills)                            5.250      07/01/2037          685,588
-----------------------------------------------------------------------------------------------------------------------------------
      1,700,000  Kalamazoo, MI EDC (Heritage Community)                                     5.500      05/15/2036        1,588,888
-----------------------------------------------------------------------------------------------------------------------------------
      2,625,000  Kent, MI Hospital Finance Authority                                        6.250      07/01/2040        2,825,576
-----------------------------------------------------------------------------------------------------------------------------------
        500,000  Kentwood, MI Economic Devel. (Holland
                 Homes/Faith Hospice/HHCAHH/RD/HHF
                 Obligated Group)                                                           5.375      11/15/2036          490,620
-----------------------------------------------------------------------------------------------------------------------------------
        425,000  Meridian, MI EDC (Burcham Hills)                                           5.250      07/01/2026          393,729
-----------------------------------------------------------------------------------------------------------------------------------
      9,900,000  MI Higher Education Student Loan Authority 1                               5.450      09/01/2026       10,217,047
-----------------------------------------------------------------------------------------------------------------------------------
         65,000  MI Hospital Finance Authority (Detroit Medical
                 Center)                                                                    6.500      08/15/2018           65,023
-----------------------------------------------------------------------------------------------------------------------------------
      1,200,000  MI Hsg. Devel. Authority (Deaconess Tower)                                 5.200      08/20/2038        1,205,928
-----------------------------------------------------------------------------------------------------------------------------------
      7,500,000  MI Hsg. Devel. Authority, Series A 1                                       5.200      06/01/2039        7,524,937
-----------------------------------------------------------------------------------------------------------------------------------
        500,000  MI Hsg. Devel. Authority, Series D                                         5.200      10/01/2042          502,000
-----------------------------------------------------------------------------------------------------------------------------------
      2,185,000  MI Job Devel. Authority Pollution Control (General
                 Motors Corp.) 4                                                            5.550      04/01/2009        2,183,143
-----------------------------------------------------------------------------------------------------------------------------------
        450,000  MI Public Educational Facilities Authority (Black
                 River School) 4                                                            5.800      09/01/2030          444,074
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  MI Public Educational Facilities Authority (Old
                 Redford Academy) 4                                                         6.000      12/01/2035        2,057,220
-----------------------------------------------------------------------------------------------------------------------------------


                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                             COUPON      MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       360,000  MI Strategic Fund Limited Obligation (Clark
                 Retirement Community/Clark Retirement
                 Community Foundation Obligated Group) 4                                    5.650%     09/01/2029    $     369,659
-----------------------------------------------------------------------------------------------------------------------------------
      8,000,000  MI Strategic Fund Limited Obligation (Detroit
                 Edison Company) 1                                                          5.500      06/01/2030        8,347,800
-----------------------------------------------------------------------------------------------------------------------------------
      5,505,000  MI Strategic Fund Limited Obligation (Ford Motor
                 Company), Series A 4                                                       6.550      10/01/2022        5,506,211
-----------------------------------------------------------------------------------------------------------------------------------
      4,730,000  MI Strategic Fund Pollution Control (General
                 Motors Corp.) 4                                                            6.200      09/01/2020        4,679,673
-----------------------------------------------------------------------------------------------------------------------------------
     15,375,000  MI Strategic Fund Pollution Control (General
                 Motors Corp.) 6                                                            7.000 2    04/01/2008       15,375,000
-----------------------------------------------------------------------------------------------------------------------------------
     27,895,000  MI Strategic Fund Pollution Control (General
                 Motors Corp.) 6                                                            7.000 2    12/01/2008       27,895,000
-----------------------------------------------------------------------------------------------------------------------------------
      4,800,000  MI Strategic Fund Solid Waste (Genesee Power
                 Station)                                                                   7.500      01/01/2021        4,799,088
-----------------------------------------------------------------------------------------------------------------------------------
    414,590,000  MI Tobacco Settlement Finance Authority                                    7.250 5    06/01/2052       18,138,313
-----------------------------------------------------------------------------------------------------------------------------------
     20,455,000  Midland County, MI EDC (Midland Cogeneration
                 Venture)                                                                   6.875      07/23/2009       20,494,478
-----------------------------------------------------------------------------------------------------------------------------------
        800,000  Pontiac, MI Tax Increment Finance Authority                                6.375      06/01/2031          830,496
-----------------------------------------------------------------------------------------------------------------------------------
      3,765,000  Wayne Charter County, MI Airport Facilities
                 (Northwest Airlines) 4                                                     6.000      12/01/2029        3,589,702
                                                                                                                     --------------
                                                                                                                       193,600,031
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.9%
-----------------------------------------------------------------------------------------------------------------------------------
      1,375,000  Aitkin, MN Health Care Facilities (Riverwood
                 Healthcare Center)                                                         5.600      02/01/2032        1,341,051
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Apple Valley, MN EDA (Evercare Senior Living)                              6.000      12/01/2025        1,482,000
-----------------------------------------------------------------------------------------------------------------------------------
      6,000,000  Apple Valley, MN EDA (Evercare Senior Living)                              6.125      06/01/2035        6,000,300
-----------------------------------------------------------------------------------------------------------------------------------
      1,750,000  Buffalo, MN Health Care (Central Minnesota Senior
                 Hsg.)                                                                      5.500      09/01/2033        1,680,000
-----------------------------------------------------------------------------------------------------------------------------------
      1,430,000  Burnsville, MN Commercial Devel. (Holiday Inn) 4                           5.900      04/01/2008        1,428,356
-----------------------------------------------------------------------------------------------------------------------------------
      3,500,000  Chippewa County, MN Gross Revenue (Montevideo
                 Hospital)                                                                  5.500      03/01/2037        3,331,230
-----------------------------------------------------------------------------------------------------------------------------------
         35,000  Chisago City, MN Hsg. Devel (Bungalows of Chisago
                 City)                                                                      7.500      05/01/2027           34,490
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Cokato, MN Senior Hsg. (Cokato Charitable Trust)                           5.400      12/01/2036          946,740
-----------------------------------------------------------------------------------------------------------------------------------
      2,700,000  Coon Rapids, MN Multifamily Hsg. (Coon Rapids
                 Leased Hsg. Associates II)                                                 4.950      10/20/2041        2,607,444
-----------------------------------------------------------------------------------------------------------------------------------
      6,000,000  Cottage Grove, MN Senior Hsg.                                              5.250      12/01/2046        5,303,760
-----------------------------------------------------------------------------------------------------------------------------------
      1,750,000  Cottage Grove, MN Senior Hsg.                                              6.000      12/01/2046        1,749,895
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Crookston, MN Health Care Facilities (Riverview
                 Health Assoc.)                                                             5.300      05/01/2032        1,423,200
-----------------------------------------------------------------------------------------------------------------------------------
        475,000  Cuyuna Range, MN Hospital District Health Facilities                       5.200      06/01/2025          443,322
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Cuyuna Range, MN Hospital District Health Facilities                       5.500      06/01/2035          943,190
-----------------------------------------------------------------------------------------------------------------------------------
        100,000  Eagan, MN Ice Arena                                                        5.500      04/01/2019          100,040
-----------------------------------------------------------------------------------------------------------------------------------
        200,000  Eden Prairie, MN Multifamily Hsg. (Sterling Ponds)                         6.250      12/01/2029          196,580
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Elysian, MN Senior Hsg. (Kingsway Ministries)                              5.350      05/01/2042        1,778,240
-----------------------------------------------------------------------------------------------------------------------------------
        750,000  Eveleth, MN Health Care (Arrowhead Senior Living
                 Community)                                                                 5.200      10/01/2027          700,155
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Eveleth, MN Multifamily (Manor House Woodland)                             5.500      10/01/2025          965,710
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Eveleth, MN Multifamily (Manor House Woodland)                             5.700      10/01/2036        1,898,300
-----------------------------------------------------------------------------------------------------------------------------------


                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                       COUPON             MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
$    130,000  Grand Rapids, MN Hsg. and Redevel. Authority
              (Lakeshore)                                                          5.700%            10/01/2029     $     132,764
----------------------------------------------------------------------------------------------------------------------------------
   2,160,000  Green Isle, MN Senior Hsg. (Kingsway Ministries)                     5.500             05/01/2042         2,010,809
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Hopkins, MN Hsg. and Redevel. Authority (Excelsior
              Crossings)                                                           5.050             02/01/2030         2,667,360
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Inner Grove Heights, MN Nursing Home
              (Presbyterian Homes)                                                 5.500             10/01/2041           934,670
----------------------------------------------------------------------------------------------------------------------------------
     525,000  International Falls, MN Pollution Control (Boise
              Cascade Corp.) 4                                                     5.500             04/01/2023           522,008
----------------------------------------------------------------------------------------------------------------------------------
   3,250,000  International Falls, MN Pollution Control (Boise
              Cascade Corp.)                                                       5.650             12/01/2022         3,271,678
----------------------------------------------------------------------------------------------------------------------------------
   6,370,000  International Falls, MN Solid Waste Disposal (Boise
              Cascade Corp.)                                                       6.850             12/01/2029         6,686,016
----------------------------------------------------------------------------------------------------------------------------------
     530,000  Lake Crystal, MN Hsg. (Ecumen-Second Century)                        5.550             09/01/2026           518,451
----------------------------------------------------------------------------------------------------------------------------------
   1,135,000  Lake Crystal, MN Hsg. (Ecumen-Second Century)                        5.700             09/01/2036         1,091,473
----------------------------------------------------------------------------------------------------------------------------------
   1,220,000  Mahtomedi, MN Multifamily (Briarcliff)                               7.350             06/01/2036         1,231,956
----------------------------------------------------------------------------------------------------------------------------------
   9,800,000  Mankato, MN Industrial Devel. (Environ
              Biocomposites Holdings)                                              7.250             12/01/2025         8,973,762
----------------------------------------------------------------------------------------------------------------------------------
   7,968,645  Minneapolis & St. Paul, MN Hsg. Finance Board
              (Single Family Mtg.) 1                                               5.000             11/01/2038         7,814,098
----------------------------------------------------------------------------------------------------------------------------------
   4,741,101  Minneapolis & St. Paul, MN Hsg. Finance Board
              (Single Family Mtg.) 4                                               5.000             12/01/2038         4,649,076
----------------------------------------------------------------------------------------------------------------------------------
  47,015,000  Minneapolis & St. Paul, MN Metropolitan Airports
              Commission (Northwest Airlines) 6,9,10                               7.000             04/01/2025             4,702
----------------------------------------------------------------------------------------------------------------------------------
  16,400,000  Minneapolis & St. Paul, MN Metropolitan Airports
              Commission (Northwest Airlines) 6,9,10                               7.375             04/01/2025             1,640
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Minneapolis, MN (Walker Methodist Senior
              Services)                                                            5.875             11/15/2018            35,004
----------------------------------------------------------------------------------------------------------------------------------
     145,000  Minneapolis, MN (Walker Methodist Senior
              Services)                                                            6.000             11/15/2028           145,593
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Minneapolis, MN (Walker Methodist Senior
              Services)                                                            6.000             11/15/2028            15,000
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Minneapolis, MN Multifamily Hsg. (Belmont
              Apartments)                                                          7.625             11/01/2027           100,904
----------------------------------------------------------------------------------------------------------------------------------
     730,000  Minneapolis, MN Multifamily Hsg. (Blaisdell
              Apartments)                                                          5.400             04/01/2028           693,193
----------------------------------------------------------------------------------------------------------------------------------
   5,340,000  Minneapolis, MN Multifamily Hsg. (Blaisdell
              Apartments)                                                          5.500             04/01/2042         4,941,956
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Minneapolis, MN Tax Increment (Grant Park) 4                         5.350             02/01/2030           232,915
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Minneapolis, MN Tax Increment (Ivy Tower)                            5.500             02/01/2022           491,960
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Minneapolis, MN Tax Increment (Ivy Tower)                            5.700             02/01/2029           979,290
----------------------------------------------------------------------------------------------------------------------------------
      25,000  MN HFA (Single Family Mtg.)                                          5.900             07/01/2025            25,424
----------------------------------------------------------------------------------------------------------------------------------
     935,000  MN Seaway Port Authority of Duluth (Northstar
              Aerospace)                                                           5.000             04/01/2017           893,346
----------------------------------------------------------------------------------------------------------------------------------
     210,000  MN Seaway Port Authority of Duluth (Northstar
              Aerospace)                                                           5.200             04/01/2027           198,578
----------------------------------------------------------------------------------------------------------------------------------
     375,000  Moorhead, MN EDA (Eventide)                                          5.150             06/01/2029           344,543
----------------------------------------------------------------------------------------------------------------------------------
     900,000  New Hope, MN Hsg. & Health Care Facilities
              (Minnesota Masonic Home North Ridge)                                 5.900             03/01/2019           896,238
----------------------------------------------------------------------------------------------------------------------------------
      80,000  New Hope, MN Multifamily (Chardon Court)                             7.250             06/01/2026            78,444
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Northfield, MN Hospital                                              5.375             11/01/2031           494,025
----------------------------------------------------------------------------------------------------------------------------------


                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                       COUPON            MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Northfield, MN Hsg. & Redevel. Authority
              (Northfield Retirement)                                              5.375%            12/01/2036     $     936,570
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Northfield, MN Lease (Village School of
              Northfield) 6,9,10                                                   6.500             12/01/2014            13,016
----------------------------------------------------------------------------------------------------------------------------------
     330,000  Northfield, MN Lease (Village School of
              Northfield) 6,9,10                                                   7.500             12/01/2024           163,149
----------------------------------------------------------------------------------------------------------------------------------
   2,100,000  Northwest MN Multi-County Hsg. and Redevel.
              Authority                                                            5.450             07/01/2041         1,957,914
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Oronoco, MN Multifamily Hsg. (Wedum Shorewood
              Campus)                                                              5.400             06/01/2041         4,670,600
----------------------------------------------------------------------------------------------------------------------------------
  10,170,000  Otter Tail County, MN GO                                             7.500             11/01/2019         9,904,258
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Owatonna, MN Senior Hsg. (Owatonna Senior
              Living)                                                              5.800             10/01/2029           398,012
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Owatonna, MN Senior Hsg. (Owatonna Senior
              Living)                                                              6.000             04/01/2041         1,258,125
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Park Rapids, MN Health Facilities (Mankato
              Lutheran Homes)                                                      5.600             08/01/2036           379,580
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Pine City, MN (Lakes International Language
              Academy)                                                             6.250             05/01/2035           995,450
----------------------------------------------------------------------------------------------------------------------------------
     820,000  Pine City, MN Health Care & Hsg. (North Branch)                      6.000             10/20/2036           811,095
----------------------------------------------------------------------------------------------------------------------------------
   1,715,000  Pine City, MN Health Care & Hsg. (North Branch)                      6.125             10/20/2047         1,696,015
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Prior Lake, MN Senior Hsg. (Shepherds Path Senior
              Hsg.)                                                                5.625             08/01/2026         1,480,200
----------------------------------------------------------------------------------------------------------------------------------
   1,875,000  Prior Lake, MN Senior Hsg. (Shepherds Path Senior
              Hsg.)                                                                5.750             08/01/2041         1,820,494
----------------------------------------------------------------------------------------------------------------------------------
   6,200,000  Richfield, MN Senior Hsg. (Richfield Senior Hsg.)                    6.625             12/01/2039         6,336,028
----------------------------------------------------------------------------------------------------------------------------------
     680,000  Rochester, MN Multifamily Hsg. (Eastridge Estates)                   7.750             12/15/2034           680,211
----------------------------------------------------------------------------------------------------------------------------------
   4,300,000  Sartell, MN Health Care & Hsg. Facilities (The
              Foundation for Health Care Continuums)                               6.625             09/01/2029         4,399,201
----------------------------------------------------------------------------------------------------------------------------------
     830,000  St. Anthony, MN Hsg. & Redevel. Authority (Silver
              Lake Village)                                                        5.375             08/01/2021           811,790
----------------------------------------------------------------------------------------------------------------------------------
     790,000  St. Anthony, MN Hsg. & Redevel. Authority (Silver
              Lake Village)                                                        5.625             02/01/2031           762,627
----------------------------------------------------------------------------------------------------------------------------------
      95,000  St. Cloud, MN Hsg. & Redevel. Authority (Germain
              Towers)                                                              5.900             09/01/2020            91,639
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  St. Louis Park, MN (Roitenberg Family)                               5.700             08/15/2041           963,680
----------------------------------------------------------------------------------------------------------------------------------
   1,295,000  St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek
              Senior Place)                                                        7.000             09/15/2037         1,294,819
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  St. Paul, MN Hsg. & Redevel. Authority (Episcopal
              Nursing Home)                                                        5.630             10/01/2033         1,922,240
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  St. Paul, MN Hsg. & Redevel. Authority (Great
              Northern Lofts)                                                      6.250             03/01/2029         3,082,620
----------------------------------------------------------------------------------------------------------------------------------
     400,000  St. Paul, MN Hsg. & Redevel. Authority (Hmong
              Academy)                                                             5.750             09/01/2026           399,736
----------------------------------------------------------------------------------------------------------------------------------
     650,000  St. Paul, MN Hsg. & Redevel. Authority (Hmong
              Academy)                                                             6.000             09/01/2036           653,250
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  St. Paul, MN Hsg. & Redevel. Authority (Rossy &
              Richard Shaller)                                                     5.250             10/01/2042         1,371,795
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  St. Paul, MN Hsg. & Redevel. Authority (Upper
              Landing)                                                             6.800             03/01/2029         2,083,460
----------------------------------------------------------------------------------------------------------------------------------
   2,130,000  St. Paul, MN Hsg. & Redevel. Authority (Upper
              Landing)                                                             7.000             03/01/2029         2,236,628
----------------------------------------------------------------------------------------------------------------------------------


                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                       COUPON            MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED

 $ 1,770,000  St. Paul, MN Port Authority (Great Northern)                         6.000%            03/01/2030     $   1,784,249
----------------------------------------------------------------------------------------------------------------------------------
   3,400,000  St. Paul, MN Port Authority (Healtheast Midway
              Campus)                                                              6.000             05/01/2030         3,418,326
----------------------------------------------------------------------------------------------------------------------------------
     560,000  St. Paul, MN Port Authority Parking Revenue (4th
              Parking Ramp)                                                        8.000             12/01/2027           474,914
----------------------------------------------------------------------------------------------------------------------------------
   1,760,000  Wadena, MN Hsg. & Redevel. Authority (Humphrey
              Manor East)                                                          6.000             02/01/2019         1,778,058
----------------------------------------------------------------------------------------------------------------------------------
   3,600,000  Washington County, MN Hsg. & Redevel.
              (Birchwood & Woodbury)                                               5.625             06/01/2037         3,371,508
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Worthington, MN Hsg. Authority (Meadows
              Worthington)                                                         5.375             05/01/2037           917,260
                                                                                                                    --------------
                                                                                                                      150,749,396
----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.5%
----------------------------------------------------------------------------------------------------------------------------------
     125,000  Claiborne County, MS Pollution Control (System
              Energy Resources)                                                    6.200             02/01/2026           125,530
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Gulfport, MS Hospital Facility (Gulfport Memorial
              Hospital)                                                            6.125             07/01/2015            50,087
----------------------------------------------------------------------------------------------------------------------------------
     175,000  Jackson, MS Hsg. Authority (Elton Park Apartments)                   5.400             04/01/2039           176,908
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Jones County, MS Solid Waste Disposal
              (International Paper Company) 4                                      5.800             10/01/2021            50,579
----------------------------------------------------------------------------------------------------------------------------------
  12,585,000  MS Business Finance Corp. (System Energy
              Resources) 4                                                         5.875             04/01/2022        12,727,336
----------------------------------------------------------------------------------------------------------------------------------
   6,430,000  MS Business Finance Corp. (System Energy
              Resources) 4                                                         5.900             05/01/2022         6,501,695
----------------------------------------------------------------------------------------------------------------------------------
   1,320,000  MS Home Corp. (Madonna Manor Apartments)                             5.250             01/20/2038         1,327,590
----------------------------------------------------------------------------------------------------------------------------------
   2,820,000  MS Home Corp. (Madonna Manor Apartments)                             5.375             01/20/2049         2,846,198
----------------------------------------------------------------------------------------------------------------------------------
  16,410,000  Stonebridge, MS Public Improvement District
              Special Assessment                                                   7.500             10/01/2042        16,609,546
----------------------------------------------------------------------------------------------------------------------------------
     245,000  Warren County, MS Environmental Improvement
              (International Paper Company)                                        5.550             08/15/2022           247,083
----------------------------------------------------------------------------------------------------------------------------------
     175,000  Warren County, MS Environmental Improvement
              (International Paper Company)                                        6.250             09/01/2023           181,143
                                                                                                                    --------------
                                                                                                                       40,843,695
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.7%
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Belton, MO Tax Increment (Belton Town Center)                        5.500             03/01/2020           247,665
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Belton, MO Tax Increment (Belton Town Center)                        5.625             03/01/2025           390,456
----------------------------------------------------------------------------------------------------------------------------------
     325,000  Branson Hills, MO Infrastructure Facilities                          5.000             04/01/2010           324,656
----------------------------------------------------------------------------------------------------------------------------------
     580,000  Branson Hills, MO Infrastructure Facilities                          5.000             04/01/2012           576,236
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Branson Hills, MO Infrastructure Facilities                          5.000             04/01/2016           488,075
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Branson Hills, MO Infrastructure Facilities                          5.000             04/01/2017           484,825
----------------------------------------------------------------------------------------------------------------------------------
     730,000  Branson Hills, MO Infrastructure Facilities                          5.500             04/01/2022           711,195
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Branson Hills, MO Infrastructure Facilities                          5.500             04/01/2027           716,805
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Branson, MO Commerce Park Community
              Improvement District                                                 5.750             06/01/2026         4,858,100
----------------------------------------------------------------------------------------------------------------------------------
   2,485,000  Branson, MO IDA (Branson Hills Redevel.)                             5.750             05/01/2026         2,442,010
----------------------------------------------------------------------------------------------------------------------------------
  13,000,000  Branson, MO IDA (Branson Hills Redevel.)                             7.050             05/01/2027        13,890,760
----------------------------------------------------------------------------------------------------------------------------------
   2,070,000  Branson, MO IDA (Branson Landing) 4                                  5.250             06/01/2021         1,991,154
----------------------------------------------------------------------------------------------------------------------------------
   2,470,000  Branson, MO IDA (Branson Landing)                                    5.500             06/01/2029         2,337,188
----------------------------------------------------------------------------------------------------------------------------------
  24,545,000  Branson, MO IDA (Branson Shoppe Redevel.)                            5.950             11/01/2029        24,604,399
----------------------------------------------------------------------------------------------------------------------------------


                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                            COUPON         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  5,000,000   Branson, MO Regional Airport (Branson Airport)                           6.000%        07/01/2025     $   4,986,050
-----------------------------------------------------------------------------------------------------------------------------------
     570,000   Broadway-Fairview, MO Transportation Devel.
               District (Columbia)                                                      6.125         12/01/2036           532,363
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Cape Girardeau County, MO IDA (Procter &
               Gamble Company)                                                          5.300         05/15/2028            75,950
-----------------------------------------------------------------------------------------------------------------------------------
   1,215,000   Chillicothe, MO Tax Increment (South U.S. 65) 4                          5.500         04/01/2021         1,208,670
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)                            5.625         04/01/2027         1,080,827
-----------------------------------------------------------------------------------------------------------------------------------
   2,530,000   Clay County, MO IDA (Oak Creek)                                          6.300         01/20/2038         2,684,659
-----------------------------------------------------------------------------------------------------------------------------------
     450,000   Cottleville, MO COP 6                                                    5.250         08/01/2031           453,650
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Jackson County, MO IDA (Avila College)                                   6.500         12/02/2025           204,142
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Jennings, MO Tax Increment & Community
               Improvement (Northland Redevel. Area)                                    5.000         11/01/2023         1,187,250
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Kansas City, MO IDA (Plaza Library)                                      5.900         03/01/2024           984,070
-----------------------------------------------------------------------------------------------------------------------------------
   1,385,000   Kansas City, MO IDA (West Paseo)                                         6.750         07/01/2036         1,356,483
-----------------------------------------------------------------------------------------------------------------------------------
     555,000   Kansas City, MO IDA (Woodbridge Apartments)                              6.700         08/01/2015           558,841
-----------------------------------------------------------------------------------------------------------------------------------
   3,750,000   Kansas City, MO Tax Increment (Briarcliff West)                          5.400         06/01/2024         3,727,500
-----------------------------------------------------------------------------------------------------------------------------------
   1,735,000   Lees Summit, MO IDA (Kensington Farms)                                   5.500         03/01/2021         1,709,912
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Lees Summit, MO IDA (Kensington Farms)                                   5.750         03/01/2029           744,015
-----------------------------------------------------------------------------------------------------------------------------------
   3,065,000   Liberty, MO Tax Increment (Liberty Triangle)                             5.875         10/01/2029         3,049,859
-----------------------------------------------------------------------------------------------------------------------------------
   3,325,000   MO Dardenne Town Square Transportation Devel.
               District                                                                 5.000         05/01/2026         3,016,872
-----------------------------------------------------------------------------------------------------------------------------------
   3,825,000   MO Dardenne Town Square Transportation Devel.
               District                                                                 5.000         05/01/2036         3,326,794
-----------------------------------------------------------------------------------------------------------------------------------
   2,815,000   MO Enright Arlington Community Improvement
               District 4                                                               5.400         03/01/2026         2,699,416
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   MO Environmental Improvement & Energy
               Resources Authority                                                      5.450         01/01/2018            50,581
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   MO Environmental Improvement & Energy
               Resources Authority (Missouri-American Water
               Company)                                                                 5.900         03/01/2030            71,497
-----------------------------------------------------------------------------------------------------------------------------------
     165,000   MO Environmental Improvement & Energy
               Resources Authority (St. Louis County Water
               Company)                                                                 5.000         03/01/2029           165,147
-----------------------------------------------------------------------------------------------------------------------------------
   2,475,000   MO Environmental Improvement & Energy
               Resources Authority (Union Electric Company)                             5.450         10/01/2028         2,475,866
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   MO Good Shepard Nursing Home District                                    5.900         08/15/2023         2,009,980
-----------------------------------------------------------------------------------------------------------------------------------
     245,000   MO Grindstone Plaza Transportation Devel. District                       5.250         10/01/2021           240,134
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   MO Grindstone Plaza Transportation Devel. District                       5.400         10/01/2026           387,772
-----------------------------------------------------------------------------------------------------------------------------------
     600,000   MO Grindstone Plaza Transportation Devel. District                       5.550         10/01/2036           575,088
-----------------------------------------------------------------------------------------------------------------------------------
   3,915,000   MO HDC (Mansion Apartments Phase II)                                     6.170         04/01/2032         3,957,439
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   MO HDC (Multifamily Hsg.)                                                5.625         01/01/2040            40,881
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   MO HDC (Single Family Mtg.)                                              5.500         09/01/2033            10,269
-----------------------------------------------------------------------------------------------------------------------------------
   2,890,000   MO HDC (Single Family Mtg.) 4                                            5.550         09/01/2034         3,012,247
-----------------------------------------------------------------------------------------------------------------------------------
     440,000   MO HDC (Single Family Mtg.)                                              6.350         09/01/2034           470,043
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   MO HDC (Single Family Mtg.)                                              6.400         03/01/2029            61,520
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   MO HDC (Single Family Mtg.)                                              7.200         09/01/2026            10,296
-----------------------------------------------------------------------------------------------------------------------------------
     789,000   Northwoods, MO Transportation Devel. District                            5.850         02/01/2031           761,251
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   St. Charles County, MO IDA (Ashwood Apartments)                          5.600         04/01/2030           115,858
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   St. Joseph, MO IDA (Living Community of St. Joseph)                      7.000         08/15/2032         2,468,650
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   St. Joseph, MO IDA (Shoppes at North Village)                            5.375         11/01/2024           739,328
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   St. Joseph, MO IDA (Shoppes at North Village)                            5.500         11/01/2027         2,474,600
-----------------------------------------------------------------------------------------------------------------------------------


                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                            COUPON         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     10,000   St. Louis County, MO IDA (Century Garden
               Apartments)                                                              5.700%        08/20/2039     $      10,086
-----------------------------------------------------------------------------------------------------------------------------------
  14,000,000   St. Louis County, MO IDA (Ventura Village
               Apartment)                                                               6.450         08/15/2034        14,236,180
-----------------------------------------------------------------------------------------------------------------------------------
   2,466,000   St. Louis, MO Tax Increment (1601 Washington
               Redevel.)                                                                6.000         08/21/2026         2,329,433
-----------------------------------------------------------------------------------------------------------------------------------
   2,150,000   St. Louis, MO Tax Increment (Pet Building Redevel.)                      5.500         05/29/2028         2,018,012
-----------------------------------------------------------------------------------------------------------------------------------
   1,660,000   St. Louis, MO Tax Increment (Printers Lofts)                             6.000         08/21/2026         1,694,677
-----------------------------------------------------------------------------------------------------------------------------------
   2,540,000   St. Louis, MO Tax Increment (Washington East
               Condominiums)                                                            5.500         01/20/2028         2,442,413
-----------------------------------------------------------------------------------------------------------------------------------
   1,600,000   St. Louis, MO Tax Increment (Washington East
               Condominiums)                                                            5.500         01/20/2028         1,538,528
-----------------------------------------------------------------------------------------------------------------------------------
   1,115,000   St. Louis, MO Tax Increment Financing, Series A                          5.500         09/02/2028         1,058,614
-----------------------------------------------------------------------------------------------------------------------------------
   1,865,000   Stone Canyon, MO Improvement District
               (Infrastructure)                                                         5.700         04/01/2022         1,808,789
-----------------------------------------------------------------------------------------------------------------------------------
     975,000   Stone Canyon, MO Improvement District
               (Infrastructure)                                                         5.750         04/01/2027           929,497
                                                                                                                     --------------
                                                                                                                       135,815,523
-----------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
-----------------------------------------------------------------------------------------------------------------------------------
   4,360,000   Hardin, MT Tax Increment Industrial Infrastructure
               Devel. (Rocky Mountain Power)                                            0.000 8       09/01/2031         2,906,289
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   MT Board of Hsg. (Single Family)                                         5.550         06/01/2033           109,068
-----------------------------------------------------------------------------------------------------------------------------------
   6,800,000   MT Board of Investment Exempt Facilities (Stillwater
               Mining Company) 4                                                        8.000         07/01/2020         6,890,780
-----------------------------------------------------------------------------------------------------------------------------------
   1,125,000   MT Facilities Finance Authority (St. John's Lutheran)                    6.000         05/15/2025         1,150,583
-----------------------------------------------------------------------------------------------------------------------------------
   1,650,000   MT Facilities Finance Authority (St. John's Lutheran)                    6.125         05/15/2036         1,682,324
-----------------------------------------------------------------------------------------------------------------------------------
   1,925,000   MT Health Facilities Authority (CoMC)                                    6.375         06/01/2018         1,934,259
-----------------------------------------------------------------------------------------------------------------------------------
     190,000   MT Higher Education Student Assistance Corp.                             5.500         12/01/2031           193,184
-----------------------------------------------------------------------------------------------------------------------------------
   2,290,000   MT Higher Education Student Assistance Corp. 4                           6.400         12/01/2032         2,372,326
                                                                                                                     --------------
                                                                                                                        17,238,813
-----------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--0.4%
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   GMAC Municipal Mortgage Trust                                            5.500         10/31/2040         6,949,320
-----------------------------------------------------------------------------------------------------------------------------------
  13,000,000   GMAC Municipal Mortgage Trust                                            5.700         10/31/2040        13,011,830
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000   Munimae TE Bond Subsidiary                                               5.900         11/29/2049         8,317,920
                                                                                                                     --------------
                                                                                                                        28,279,070
-----------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--2.1%
-----------------------------------------------------------------------------------------------------------------------------------
   1,360,000   Beatrice, NE Community Redevel. Authority
               (Beatrice Biodiesel)                                                     6.625         12/01/2021         1,317,990
-----------------------------------------------------------------------------------------------------------------------------------
 138,250,000   Central Plains, NE Gas Energy 1,7                                        4.388 2       12/01/2026       121,284,625
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Dawson County, NE Sanitation and Improvement
               District                                                                 5.650         02/01/2022            48,497
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Douglas County, NE Hsg. Authority (Orchard
               Gardens)                                                                 5.100         10/01/2027           236,790
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   Douglas County, NE Hsg. Authority (Orchard
               Gardens)                                                                 5.150         10/01/2032         1,131,708
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Mead Village, NE Tax Increment (Biofuels-Mead) 4
                                                                                        5.750         01/01/2022         1,230,288
-----------------------------------------------------------------------------------------------------------------------------------


                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                            COUPON         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEBRASKA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  2,400,000   NE Educational Facilities Authority (Midland
               Lutheran College) 4                                                      5.600%        09/15/2029     $   2,331,216
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   NE Investment Finance Authority (Single Family
               Hsg.)                                                                    5.850         09/01/2028            20,232
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   NE Student Loan (Nebhelp)                                                6.000         06/01/2028           111,146
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   NE Student Loan (Nebhelp)                                                6.250         06/01/2018            69,439
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   NE Student Loan (Nebhelp)                                                6.450         06/01/2018            21,352
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   NE Student Loan (Nebhelp) 4                                              6.659 5       12/15/2015           141,613
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Sarpy County, NE Sanitation & Improvement
               Districts No. 179 (Eagle Crest)                                          5.700         10/01/2021           105,086
-----------------------------------------------------------------------------------------------------------------------------------
  45,745,000   Saunders County, NE Individual Devel. (Mead
               Biofuels)                                                                7.000         12/01/2026        41,969,208
                                                                                                                     --------------
                                                                                                                       170,019,190
-----------------------------------------------------------------------------------------------------------------------------------
NEVADA--1.0%
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Clark County, NV Improvement District                                    5.000         02/01/2026           902,740
-----------------------------------------------------------------------------------------------------------------------------------
     770,000   Clark County, NV Improvement District                                    5.050         02/01/2031           681,050
-----------------------------------------------------------------------------------------------------------------------------------
     495,000   Clark County, NV Industrial Devel. (Nevada Power
               Company)                                                                 5.600         10/01/2030           498,099
-----------------------------------------------------------------------------------------------------------------------------------
  41,135,000   Clark County, NV Industrial Devel. (Nevada Power
               Company)                                                                 5.900         10/01/2030        41,297,895
-----------------------------------------------------------------------------------------------------------------------------------
   7,205,000   Clark County, NV Industrial Devel. (Nevada Power
               Company), Series A                                                       5.900         11/01/2032         7,206,081
-----------------------------------------------------------------------------------------------------------------------------------
   8,260,000   Clark County, NV Industrial Devel. Revenue
               (Southwest Gas Corp.), Series D 1                                        5.550         12/01/2038         8,585,527
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Clark County, NV Pollution Control (Nevada Power
               Company)                                                                 5.450         10/01/2023            24,274
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   Mesquite, NV Special Improvement District (Canyon
               Creek)                                                                   5.400         08/01/2020           133,094
-----------------------------------------------------------------------------------------------------------------------------------
     550,000   Mesquite, NV Special Improvement District (Canyon
               Creek)                                                                   5.500         08/01/2025           532,103
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Mesquite, NV Special Improvement District No. 07-
               01 (Anthem at Mesquite)                                                  6.150         08/01/2037         2,011,260
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   NV Director of the State Dept. of Business & Industry
               (Las Ventanas Retirement)                                                7.000         11/15/2034         8,391,400
-----------------------------------------------------------------------------------------------------------------------------------
     185,000   NV Hsg. Division (Diamond Creek)                                         5.900         10/01/2018           191,025
-----------------------------------------------------------------------------------------------------------------------------------
   3,400,000   NV Hsg. Division (Single Family Mtg.)                                    5.200         04/01/2037         3,418,700
-----------------------------------------------------------------------------------------------------------------------------------
   3,390,000   NV Hsg. Division (Single Family Mtg.)                                    5.300         04/01/2047         3,414,578
                                                                                                                     --------------
                                                                                                                        77,287,826
-----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.2%
-----------------------------------------------------------------------------------------------------------------------------------
   2,155,000   NH Business Finance Authority (Air Cargo at Pease)                       6.750         04/01/2024         2,184,696
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   NH Business Finance Authority (Connecticut Light &
               Power)                                                                   5.850         12/01/2022            71,922
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   NH Business Finance Authority (Pennichuck Water
               Works)                                                                   6.300         05/01/2022           204,360
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   NH Business Finance Authority (Public Service
               Company of New Hampshire) 4                                              6.000         05/01/2021        10,288,300
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NH H&EFA (Franklin Pierce College)                                       6.050         10/01/2034         4,168,560
-----------------------------------------------------------------------------------------------------------------------------------
     535,000   NH HE&HFA (New England College)                                          5.750         03/01/2009           537,777
-----------------------------------------------------------------------------------------------------------------------------------


                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                            COUPON         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     45,000   NH HFA (Single Family Mtg.)                                              5.300%        07/01/2033     $      45,569
                                                                                                                     --------------
                                                                                                                        17,501,184
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--9.7%
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   NJ EDA (Cascade Corp.)                                                   8.250         02/01/2026           100,050
-----------------------------------------------------------------------------------------------------------------------------------
  24,000,000   NJ EDA (Cigarette Tax)                                                   5.500         06/15/2024        24,602,640
-----------------------------------------------------------------------------------------------------------------------------------
   5,205,000   NJ EDA (Cigarette Tax)                                                   5.500         06/15/2031         5,366,147
-----------------------------------------------------------------------------------------------------------------------------------
  19,205,000   NJ EDA (Cigarette Tax)                                                   5.750         06/15/2029        20,134,138
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   NJ EDA (Cigarette Tax)                                                   5.750         06/15/2034         3,155,520
-----------------------------------------------------------------------------------------------------------------------------------
   1,320,000   NJ EDA (Continental Airlines) 4                                          5.500         04/01/2028         1,187,670
-----------------------------------------------------------------------------------------------------------------------------------
   5,545,000   NJ EDA (Continental Airlines)                                            6.250         09/15/2019         5,590,857
-----------------------------------------------------------------------------------------------------------------------------------
  39,475,000   NJ EDA (Continental Airlines)                                            6.250         09/15/2029        39,943,568
-----------------------------------------------------------------------------------------------------------------------------------
  16,135,000   NJ EDA (Continental Airlines)                                            6.400         09/15/2023        16,417,685
-----------------------------------------------------------------------------------------------------------------------------------
     985,000   NJ EDA (Continental Airlines) 4                                          6.625         09/15/2012         1,017,505
-----------------------------------------------------------------------------------------------------------------------------------
  24,335,000   NJ EDA (Continental Airlines)                                            7.000         11/15/2030        25,248,779
-----------------------------------------------------------------------------------------------------------------------------------
  16,910,000   NJ EDA (Continental Airlines)                                            7.200         11/15/2030        17,637,806
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   NJ EDA (Continental Airlines)                                            9.000         06/01/2033           115,641
-----------------------------------------------------------------------------------------------------------------------------------
  12,500,000   NJ EDA (Converted Organics of Woodbridge)                                8.000         08/01/2027        12,003,125
-----------------------------------------------------------------------------------------------------------------------------------
   1,405,000   NJ EDA (Empowerment Zone-Cumberland) 9                                   7.750         08/01/2021         1,337,715
-----------------------------------------------------------------------------------------------------------------------------------
   9,000,000   NJ EDA (GMT Realty)                                                      6.875         01/01/2037         9,463,680
-----------------------------------------------------------------------------------------------------------------------------------
  34,740,000   NJ Health Care Facilities Financing Authority
               (Catholic Health East) 1                                                 4.524 2       11/15/2023        32,368,809
-----------------------------------------------------------------------------------------------------------------------------------
     545,000   NJ Health Care Facilities Financing Authority
               (Catholic Health East/Mercy Medical/McCauley
               Center Obligated Group)                                                  4.498 2       11/15/2033           507,079
-----------------------------------------------------------------------------------------------------------------------------------
   2,545,000   NJ Health Care Facilities Financing Authority
               (Columbus Hospital)                                                      7.500         07/01/2021         2,585,924
-----------------------------------------------------------------------------------------------------------------------------------
   5,100,000   NJ Health Care Facilities Financing Authority
               (Raritan Bay Medical Center)                                             7.250         07/01/2027         5,178,897
-----------------------------------------------------------------------------------------------------------------------------------
 103,120,000   NJ Tobacco Settlement Financing Corp.                                    4.750         06/01/2034        86,035,078
-----------------------------------------------------------------------------------------------------------------------------------
  98,170,000   NJ Tobacco Settlement Financing Corp. 4                                  5.000         06/01/2029        88,621,986
-----------------------------------------------------------------------------------------------------------------------------------
 426,020,000   NJ Tobacco Settlement Financing Corp.                                    5.000         06/01/2041       365,559,242
-----------------------------------------------------------------------------------------------------------------------------------
  51,500,000   NJ Tobacco Settlement Financing Corp.                                    5.647 5       06/01/2041         5,695,900
                                                                                                                     --------------
                                                                                                                       769,875,441
-----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
     630,000   Dona Ana County, NM Multifamily (Montana
               Meadows Apartments)                                                      8.500         12/01/2015           659,988
-----------------------------------------------------------------------------------------------------------------------------------
   5,640,000   Eldorado, NM Area Water and Sanitation District                          6.000         02/01/2025         5,500,466
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Farmington, NM Pollution Control (Public Service
               Company of New Mexico)                                                   6.600         10/01/2029            52,956
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000   Mariposa East, NM Public Improvement District                            5.500         09/01/2016         1,111,792
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Mariposa East, NM Public Improvement District                            5.750         09/01/2021           506,690
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Mariposa East, NM Public Improvement District                            6.000         09/01/2032           506,960
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   NM Educational Assistance Foundation                                     6.650         11/01/2025            15,311
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   NM Mtg. Finance Authority, Series C                                      6.500         07/01/2025            10,264
-----------------------------------------------------------------------------------------------------------------------------------
     228,000   NM Regional Hsg. Authority (Wildewood
               Apartments)                                                              8.750         12/01/2020           239,487
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Otero County, NM Jail COP                                                6.000         04/01/2023           501,000
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Otero County, NM Jail COP                                                6.000         04/01/2028           496,770
-----------------------------------------------------------------------------------------------------------------------------------


                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON             MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     1,000,000  Ventana West, NM Public Improvement District
                 Special Levy 4                                                    6.875%            08/01/2033     $   1,054,370
                                                                                                                    --------------
                                                                                                                       10,656,054
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--1.5%
----------------------------------------------------------------------------------------------------------------------------------
      3,000,000  Albany, NY IDA (New Covenant Charter School) 4                    7.000             05/01/2035         2,509,980
----------------------------------------------------------------------------------------------------------------------------------
     23,000,000  Erie County, NY IDA (Great Lakes) 3                               7.500             12/01/2025         5,679,160
----------------------------------------------------------------------------------------------------------------------------------
     62,000,000  Erie County, NY Tobacco Asset Securitization Corp.                6.656 5           06/01/2055         1,966,640
----------------------------------------------------------------------------------------------------------------------------------
    412,100,000  NY Counties Tobacco Trust V                                       7.151 5           06/01/2060         9,099,168
----------------------------------------------------------------------------------------------------------------------------------
    500,000,000  NY Counties Tobacco Trust V                                       7.836 5           06/01/2060         9,105,000
----------------------------------------------------------------------------------------------------------------------------------
      5,815,000  NYC IDA (American Airlines)                                       5.400             07/01/2020         5,393,529
----------------------------------------------------------------------------------------------------------------------------------
     11,055,000  NYC IDA (American Airlines)                                       6.900             08/01/2024        11,077,331
----------------------------------------------------------------------------------------------------------------------------------
      4,000,000  NYC IDA (American Airlines) 4                                     7.125             08/01/2011         4,133,320
----------------------------------------------------------------------------------------------------------------------------------
      4,750,000  NYC IDA (American Airlines)                                       7.625             08/01/2025         5,359,188
----------------------------------------------------------------------------------------------------------------------------------
     54,150,000  NYC IDA (American Airlines)                                       7.750             08/01/2031        61,497,614
----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)                                                         5.750             10/01/2036         1,002,200
----------------------------------------------------------------------------------------------------------------------------------
        500,000  NYC IDA (JFK International Airport)                               8.000             08/01/2012           548,395
                                                                                                                    --------------
                                                                                                                      117,371,525
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.9%
----------------------------------------------------------------------------------------------------------------------------------
     34,580,000  Charlotte, NC Douglas International Airport Special
                 Facilities (US Airways)                                           5.600             07/01/2027        33,073,004
----------------------------------------------------------------------------------------------------------------------------------
      2,755,000  Charlotte, NC Douglas International Airport Special
                 Facilities (US Airways)                                           7.750             02/01/2028         2,877,625
----------------------------------------------------------------------------------------------------------------------------------
      1,725,000  Durham, NC Hsg. Authority (Naples Terrace
                 Apartments)                                                       5.700             06/01/2033         1,761,536
----------------------------------------------------------------------------------------------------------------------------------
      1,025,000  Elizabeth City, NC Multifamily Hsg. (Walker Landing)              5.125             03/20/2049         1,013,469
----------------------------------------------------------------------------------------------------------------------------------
     26,115,000  Gaston, NC IF&PCFA (National Gypsum)                              5.750             08/01/2035        26,584,287
----------------------------------------------------------------------------------------------------------------------------------
      1,900,000  NC Medical Care Commission (Glenaire/The
                 Presbyterian Homes Obligated Group)                               5.500             10/01/2031         1,882,444
----------------------------------------------------------------------------------------------------------------------------------
      1,100,000  NC Medical Care Commission (Glenaire/The
                 Presbyterian Homes Obligated Group)                               5.600             10/01/2036         1,089,055
----------------------------------------------------------------------------------------------------------------------------------
      1,400,000  NC Medical Care Commission (United Methodist)                     5.500             10/01/2032         1,357,482
----------------------------------------------------------------------------------------------------------------------------------
      2,775,000  NC Medical Care Commission Retirement Facilities
                 (Village at Brookwood)                                            5.250             01/01/2032         2,567,541
                                                                                                                    --------------
                                                                                                                       72,206,443
----------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Cando, ND Nursing Facility (Towner County
                 Medical Center)                                                   7.125             08/01/2022         1,000,430
----------------------------------------------------------------------------------------------------------------------------------
        100,000  Cass County, ND Industrial Devel. Revenue (Fraser
                 Ltd.)                                                             7.000             11/01/2015           100,098
----------------------------------------------------------------------------------------------------------------------------------
          5,000  ND HFA                                                            5.500             07/01/2029             5,072
----------------------------------------------------------------------------------------------------------------------------------
         10,000  ND HFA (Home Mtg.)                                                5.400             01/01/2034            10,395
----------------------------------------------------------------------------------------------------------------------------------
         10,000  ND HFA (Home Mtg.)                                                5.550             07/01/2022            10,280
----------------------------------------------------------------------------------------------------------------------------------
      2,935,000  Richland County, ND Hsg. (Birchwood Properties)                   6.750             05/01/2029         2,940,577
                                                                                                                    --------------
                                                                                                                        4,066,852
----------------------------------------------------------------------------------------------------------------------------------


                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------------------
OHIO--4.0%
----------------------------------------------------------------------------------------------------------------------------------
$  368,900,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC) 7                                                7.251% 5          06/01/2047     $  22,347,962
----------------------------------------------------------------------------------------------------------------------------------
  2,345,000,000  Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC) 7                                                7.501 5           06/01/2052        89,367,950
----------------------------------------------------------------------------------------------------------------------------------
      1,445,000  Butler County, OH Hsg. (Anthony Wayne Apartments)                 6.500             09/01/2030         1,452,846
----------------------------------------------------------------------------------------------------------------------------------
      6,495,000  Centerville, OH Health Care (Bethany Lutheran
                 Village)                                                          6.000             11/01/2038         6,524,098
----------------------------------------------------------------------------------------------------------------------------------
     21,430,000  Cleveland, OH Airport (Continental Airlines)                      5.375             09/15/2027        19,428,867
----------------------------------------------------------------------------------------------------------------------------------
         90,000  Cleveland, OH Airport (Continental Airlines)                      5.500             12/01/2008            89,748
----------------------------------------------------------------------------------------------------------------------------------
     18,645,000  Cleveland, OH Airport (Continental Airlines)                      5.700             12/01/2019        17,850,164
----------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Cleveland-Cuyahoga County, OH Port Authority (St.
                 Clarence)                                                         6.250             05/01/2038         1,021,910
----------------------------------------------------------------------------------------------------------------------------------
      3,265,000  Dublin, OH Industrial Devel. (Dublin Health Care
                 Corp.)                                                            7.500             12/01/2016         3,319,460
----------------------------------------------------------------------------------------------------------------------------------
      7,500,000  Grove City, OH Tax Increment Financing                            5.375             12/01/2031         7,047,075
----------------------------------------------------------------------------------------------------------------------------------
        855,000  Lorain County, OH Port Authority (Alumalloy LLC) 4
                                                                                   6.000             11/15/2025           853,948
----------------------------------------------------------------------------------------------------------------------------------
     24,075,000  Mahoning County, OH Hospital Facilities (Forum
                 Health Obligated Group) 4                                         6.000             11/15/2032        23,199,633
----------------------------------------------------------------------------------------------------------------------------------
        960,000  Moraine, OH Solid Waste Disposal (General Motors
                 Corp.) 4                                                          5.650             07/01/2024           915,005
----------------------------------------------------------------------------------------------------------------------------------
        225,000  Moraine, OH Solid Waste Disposal (General Motors
                 Corp.)                                                            6.750             07/01/2014           230,528
----------------------------------------------------------------------------------------------------------------------------------
      2,375,000  OH Air Quality Devel. Authority (Toledo Edison
                 Company)                                                          6.100             08/01/2027         2,422,928
----------------------------------------------------------------------------------------------------------------------------------
         50,000  OH Environmental Facilities (Ford Motor Company)                  5.750             04/01/2035            47,873
----------------------------------------------------------------------------------------------------------------------------------
        520,000  OH Environmental Facilities (Ford Motor Company)                  5.950             09/01/2029           510,115
----------------------------------------------------------------------------------------------------------------------------------
        100,000  OH Environmental Facilities (Ford Motor Company)                  6.150             06/01/2030           100,310
----------------------------------------------------------------------------------------------------------------------------------
      3,000,000  OH HFA (Residential Mtg.)                                         5.100             09/01/2031         3,000,930
----------------------------------------------------------------------------------------------------------------------------------
      5,170,000  OH HFA (Uptown Towers Apartments)                                 5.250             04/20/2048         5,187,681
----------------------------------------------------------------------------------------------------------------------------------
        550,000  OH Pollution Control (General Motors Corp.)                       5.625             03/01/2015           538,940
----------------------------------------------------------------------------------------------------------------------------------
      2,050,000  OH Port Authority of Columbiana Solid Waste
                 (A&L Salvage)                                                    14.500             07/01/2028         2,488,618
----------------------------------------------------------------------------------------------------------------------------------
     16,320,000  OH Port Authority of Columbiana Solid Waste
                   (Apex Environmental)                                            7.250             08/01/2034        16,962,682
----------------------------------------------------------------------------------------------------------------------------------
     13,970,000  OH Solid Waste (General Motors Corp.)                             6.300             12/01/2032        13,953,376
----------------------------------------------------------------------------------------------------------------------------------
     29,515,000  OH Solid Waste Disposal (USG Corp.)                               5.600             08/01/2032        29,103,856
----------------------------------------------------------------------------------------------------------------------------------
     38,910,000  OH Solid Waste Disposal (USG Corp.)                               5.650             03/01/2033        38,570,316
----------------------------------------------------------------------------------------------------------------------------------
      6,640,000  OH Solid Waste Disposal (USG Corp.)                               6.050             08/01/2034         6,708,990
----------------------------------------------------------------------------------------------------------------------------------
        430,000  OH Water Devel. Authority (Cincinnati Gas &
                 Electric Company)                                                 5.450             01/01/2024           432,533
----------------------------------------------------------------------------------------------------------------------------------
        532,000  OH Water Devel. Authority (General Motors Corp.)                  5.900             06/15/2008           530,622
----------------------------------------------------------------------------------------------------------------------------------
         70,000  Pike County, OH Hospital Facilities (Pike Health
                 Services)                                                         7.000             07/01/2022            70,519
----------------------------------------------------------------------------------------------------------------------------------
        120,000  Toledo-Lucas County, OH Port Authority
                 (Northwest Ohio)                                                  5.125             11/15/2025           120,546
                                                                                                                    --------------
                                                                                                                      314,400,029
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.1%
----------------------------------------------------------------------------------------------------------------------------------
      1,700,000  Ardmore, OK Devel. Authority (Airpark Increment
                 District)                                                         5.750             11/01/2022         1,672,358
----------------------------------------------------------------------------------------------------------------------------------


                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON             MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     1,500,000  Atoka County, OK Healthcare Authority (Atoka
                  Memorial Hospital)                                               6.625%            10/01/2037     $   1,565,220
----------------------------------------------------------------------------------------------------------------------------------
      2,325,000  Cleveland County, OK IDA (Vaughn Foods)                           6.750             12/01/2012         2,317,816
----------------------------------------------------------------------------------------------------------------------------------
      2,365,000  Cleveland County, OK IDA (Vaughn Foods)                           7.100             12/01/2024         2,324,227
----------------------------------------------------------------------------------------------------------------------------------
      2,280,000  Ellis County, OK Industrial Authority (W.B. Johnston
                 Grain of Shattuck) 4                                              7.100             08/01/2023         2,355,172
----------------------------------------------------------------------------------------------------------------------------------
      2,760,000  Ellis County, OK Industrial Authority (W.B. Johnston
                 Grain of Shattuck)                                                7.500             08/01/2023         2,854,834
----------------------------------------------------------------------------------------------------------------------------------
        410,000  Grady County, OK Industrial Authority
                 (Correctional Facilities)                                         7.000             11/01/2011           291,477
----------------------------------------------------------------------------------------------------------------------------------
      3,260,000  Jackson County, OK Memorial Hospital Authority
                 (Jackson County Memorial)                                         7.300             08/01/2015         3,276,170
----------------------------------------------------------------------------------------------------------------------------------
      9,000,000  OK Devel. Finance Authority (Doane Products
                 Company)                                                          6.250             07/15/2023         9,043,920
----------------------------------------------------------------------------------------------------------------------------------
      4,625,000  OK Devel. Finance Authority (Farmers Union
                 Hospital Association)                                             5.000             12/01/2027         4,468,398
----------------------------------------------------------------------------------------------------------------------------------
         95,000  OK HFA (Single Family)                                            5.686 5           09/01/2030            26,163
----------------------------------------------------------------------------------------------------------------------------------
        125,000  OK Ordnance Works Authority Sewer & Solid Waste
                 Disposal Facilities (Ralston Purina Group)                        6.500             09/01/2026           126,423
----------------------------------------------------------------------------------------------------------------------------------
         30,000  OK Student Loan Authority                                         5.300             12/01/2032            30,614
----------------------------------------------------------------------------------------------------------------------------------
      1,500,000  Oklahoma City, OK Industrial & Cultural Facilities
                 (Aero Obligated Group) 4                                          6.750             01/01/2023         1,571,700
----------------------------------------------------------------------------------------------------------------------------------
      2,950,000  Oklahoma County, OK Finance Authority (Var-Sail
                 Association)                                                      5.250             05/15/2041         2,959,647
----------------------------------------------------------------------------------------------------------------------------------
      7,310,000  Oklahoma County, OK HFA (Single Family Mtg.) 1                    5.400             10/01/2038         7,745,357
----------------------------------------------------------------------------------------------------------------------------------
     24,394,000  Tulsa County, OK Home Finance Authority (Single
                 Family Mtg.) 1                                                    5.250             12/01/2038        24,699,359
----------------------------------------------------------------------------------------------------------------------------------
      6,505,000  Tulsa, OK Municipal Airport Trust (American
                 Airlines) 4                                                       5.650             12/01/2035         6,484,769
----------------------------------------------------------------------------------------------------------------------------------
        235,000  Tulsa, OK Municipal Airport Trust (American
                 Airlines)                                                         6.250             06/01/2020           235,028
----------------------------------------------------------------------------------------------------------------------------------
     15,500,000  Tulsa, OK Municipal Airport Trust (American
                 Airlines) 4                                                       7.750             06/01/2035        17,144,240
                                                                                                                    --------------
                                                                                                                       91,192,892
----------------------------------------------------------------------------------------------------------------------------------
OREGON--0.3%
----------------------------------------------------------------------------------------------------------------------------------
      3,500,000  Clackamas County, OR Hsg. Authority (Easton
                 Ridge)                                                            5.900             12/01/2026         3,402,665
----------------------------------------------------------------------------------------------------------------------------------
      3,745,000  Cow Creek Band, OR (Umpqua Tribe of Indians) 4                    5.625             10/01/2026         3,741,779
----------------------------------------------------------------------------------------------------------------------------------
         20,000  Lane County, OR Hsg. Authority & Community Services
                 (Firewood)                                                        6.600             11/01/2015            20,128
----------------------------------------------------------------------------------------------------------------------------------
      1,095,000  OR Economic Devel. (Georgia-Pacific Corp.) 4                      5.700             12/01/2025         1,027,756
----------------------------------------------------------------------------------------------------------------------------------
      2,325,000  OR Economic Devel. (Georgia-Pacific Corp.) 4                      6.350             08/01/2025         2,324,744
----------------------------------------------------------------------------------------------------------------------------------
         10,000  OR GO (Elderly & Disabled Hsg.)                                   5.250             08/01/2031            10,055
----------------------------------------------------------------------------------------------------------------------------------
        140,000  OR GO (Elderly & Disabled Hsg.)                                   5.800             08/01/2027           140,848
----------------------------------------------------------------------------------------------------------------------------------
         55,000  OR Hsg. & Community Services Dept. (Multifamily
                 Hsg.)                                                             6.000             07/01/2031            55,720
----------------------------------------------------------------------------------------------------------------------------------
        235,000  OR Hsg. & Community Services Dept. (Single Family
                 Mtg.), Series A                                                   6.450             07/01/2026           235,254
----------------------------------------------------------------------------------------------------------------------------------
      8,270,000  OR Solid Waste Disposal (USG Corp.)                               6.400             12/01/2029         8,473,194
----------------------------------------------------------------------------------------------------------------------------------
         50,000  Port Astoria, OR Pollution Control (James River)                  6.550             02/01/2015            50,017
----------------------------------------------------------------------------------------------------------------------------------


                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON              MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
OREGON CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      5,000  Port of St. Helen's, OR                                                6.250%          03/01/2010     $       5,007
----------------------------------------------------------------------------------------------------------------------------------
   3,655,000  Port of St. Helen's, OR Pollution Control (Boise
              Cascade Corp.) 4                                                       5.650           12/01/2027         3,662,456
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Portland, OR Hsg. Authority (Berry Ridge)                              6.300           05/01/2029            15,169
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Portland, OR Hsg. Authority (Lovejoy Station
              Apartments)                                                            5.900           07/01/2023            25,585
----------------------------------------------------------------------------------------------------------------------------------
   1,735,000  Western Generation, OR Agency Cogeneration
              (Wauna Cogeneration)                                                   5.000           01/01/2021         1,628,801
                                                                                                                    --------------
                                                                                                                       24,819,178
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.3%
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Allegheny County, PA HDA (The Covenant at South
              Hills) 9,10                                                            8.750           02/01/2031           637,113
----------------------------------------------------------------------------------------------------------------------------------
      70,000  Beaver County, PA IDA (J. Ray McDermott and
              Company)                                                               6.800           02/01/2009            70,861
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Erie County, PA IDA (International Paper Company)                      5.850           12/01/2020            10,155
----------------------------------------------------------------------------------------------------------------------------------
  42,360,000  Lehigh County, PA GPA (St. Lukes Hospital
              Bethlehem) 1                                                           4.644 2         08/15/2033        36,795,103
----------------------------------------------------------------------------------------------------------------------------------
  24,000,000  Lehigh County, PA GPA (St. Lukes Hospital
              Bethlehem) 1                                                           4.744 2         08/15/2042        20,633,340
----------------------------------------------------------------------------------------------------------------------------------
     515,000  New Morgan, PA IDA (Browning-Ferris Industries)                        6.500           04/01/2019           515,639
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  PA EDFA (National Gypsum Company)                                      6.250           11/01/2027         5,117,400
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  PA EDFA (Northampton Generating)                                       6.500           01/01/2013         5,053,950
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  PA EDFA (Northampton Generating)                                       6.600           01/01/2019         5,023,150
----------------------------------------------------------------------------------------------------------------------------------
  79,425,000  PA EDFA (Reliant Energy)                                               6.750           12/01/2036        85,149,954
----------------------------------------------------------------------------------------------------------------------------------
  28,500,000  PA EDFA (Reliant Energy) 4                                             6.750           12/01/2036        30,554,280
----------------------------------------------------------------------------------------------------------------------------------
  29,675,000  PA EDFA (Reliant Energy)                                               6.750           12/01/2036        31,813,974
----------------------------------------------------------------------------------------------------------------------------------
  17,500,000  PA EDFA (Reliant Energy) 4                                             6.750           12/01/2036        18,761,400
----------------------------------------------------------------------------------------------------------------------------------
  14,500,000  PA EDFA (Reliant Energy/Reliant Seward Obligated
              Group) 4                                                               6.750           12/01/2036        15,545,160
----------------------------------------------------------------------------------------------------------------------------------
  26,270,000  PA EDFA (USG Corp.) 4                                                  6.000           06/01/2031        26,491,193
----------------------------------------------------------------------------------------------------------------------------------
     570,000  Philadelphia, PA H&HEFA (Temple University
              Hospital)                                                              6.625           11/15/2023           571,134
----------------------------------------------------------------------------------------------------------------------------------
  53,750,000  Sayre, PA Health Care Facilities Authority (Guthrie
              Healthcare System) 1,6                                                 4.421 2         12/01/2031        50,950,751
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Sayre, PA Health Care Facilities Authority (Guthrie
              Healthcare System) 1                                                   4.519 2         12/01/2024         9,706,000
                                                                                                                    --------------
                                                                                                                      343,400,557
----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.5%
----------------------------------------------------------------------------------------------------------------------------------
  45,000,000  Central Falls, RI Detention Facility                                   7.250           07/15/2035        49,397,850
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Providence, RI Hsg. Authority (Lockwood Plaza)                         5.700           09/01/2033            25,776
----------------------------------------------------------------------------------------------------------------------------------
      50,000  RI Health & Educational Building Corp. (Roger
              Williams General Hospital)                                             5.500           07/01/2018            49,817
----------------------------------------------------------------------------------------------------------------------------------
  11,500,000  RI Hsg. & Mtg. Finance Corp. 1                                         5.000           10/01/2048        11,132,287
----------------------------------------------------------------------------------------------------------------------------------
  12,835,000  RI Hsg. & Mtg. Finance Corp. (Homeownership
              Opportunity) 1                                                         5.200           10/01/2047        12,655,946
----------------------------------------------------------------------------------------------------------------------------------
   4,185,000  RI Hsg. & Mtg. Finance Corp. (Homeownership
              Opportunity)                                                           5.000           10/01/2046         4,059,952
----------------------------------------------------------------------------------------------------------------------------------


                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON              MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     50,000  RI Hsg. & Mtg. Finance Corp. (Homeownership
              Opportunity)                                                           5.100%          10/01/2029     $      50,049
----------------------------------------------------------------------------------------------------------------------------------
   7,080,000  RI Hsg. & Mtg. Finance Corp. (Rental Hsg.) 1                           5.150           10/01/2022         7,133,950
----------------------------------------------------------------------------------------------------------------------------------
     375,000  RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)                             5.500           04/01/2034           381,026
----------------------------------------------------------------------------------------------------------------------------------
      80,000  RI Industrial Finance Corp. (Ultrafine Powder
              Technology)                                                            8.000           06/01/2015            81,604
----------------------------------------------------------------------------------------------------------------------------------
  52,090,000  RI Tobacco Settlement Financing Corp. (TASC)                           6.125 5         06/01/2052         2,525,323
----------------------------------------------------------------------------------------------------------------------------------
 875,245,000  RI Tobacco Settlement Financing Corp. (TASC)                           6.188 5         06/01/2052        45,267,671
----------------------------------------------------------------------------------------------------------------------------------
  44,715,000  RI Tobacco Settlement Financing Corp. (TASC)                           6.250           06/01/2042        45,324,018
----------------------------------------------------------------------------------------------------------------------------------
  16,225,000  RI Tobacco Settlement Financing Corp. (TASC)                           6.750 5         06/01/2052           529,584
----------------------------------------------------------------------------------------------------------------------------------
  18,130,000  RI Tobacco Settlement Financing Corp. (TASC),
              Series A                                                               6.125           06/01/2032        18,575,998
                                                                                                                    --------------
                                                                                                                      197,190,851
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.9%
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Charleston County, SC Hospital Facilities (Medical
              Society Health)                                                        5.500           10/01/2019            45,395
----------------------------------------------------------------------------------------------------------------------------------
     855,000  Darlington County, SC Industrial Devel. (Sonoco
              Products Company) 4                                                    6.000           04/01/2026           857,189
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Georgetown County, SC Environmental
              Improvement (International Paper Company)                              5.550           12/01/2029         2,007,780
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Georgetown County, SC Environmental
              Improvement (International Paper Company)                              6.250           09/01/2023            15,527
----------------------------------------------------------------------------------------------------------------------------------
     170,000  Greenville County, SC Airport (Donaldson Industrial
              Air Park)                                                              6.125           10/01/2017           173,150
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Horry County, SC Airport                                               5.600           07/01/2017            15,317
----------------------------------------------------------------------------------------------------------------------------------
   4,815,000  Lancaster County, SC (Edenmoor Improvement
              District)                                                              5.750           12/01/2037         4,414,103
----------------------------------------------------------------------------------------------------------------------------------
   1,725,000  McCormick County, SC Hospital Facilities (Health
              Care Center)                                                           8.000           03/01/2021         2,230,753
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Myrtle Beach, SC Tax Increment (Myrtle Beach Air
              Force Base)                                                            5.250           11/01/2026           924,840
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Myrtle Beach, SC Tax Increment (Myrtle Beach Air
              Force Base)                                                            5.300           11/01/2035         1,810,100
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Richland County, SC Environmental Improvement                          5.950           09/01/2031           506,540
----------------------------------------------------------------------------------------------------------------------------------
     200,000  SC Connector 2000 Assoc. Toll Road, Series B                           6.300 5         01/01/2026            66,020
----------------------------------------------------------------------------------------------------------------------------------
   7,620,000  SC Connector 2000 Assoc. Toll Road, Series B                           6.453 5         01/01/2020         3,619,576
----------------------------------------------------------------------------------------------------------------------------------
   8,500,000  SC Connector 2000 Assoc. Toll Road, Series B                           6.621 5         01/01/2024         3,180,020
----------------------------------------------------------------------------------------------------------------------------------
  11,040,000  SC Hsg. Finance & Devel. Authority, Series A-2 1                       5.200           07/01/2034        11,110,270
----------------------------------------------------------------------------------------------------------------------------------
      50,000  SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
              Group)                                                                 5.650           05/01/2018            48,765
----------------------------------------------------------------------------------------------------------------------------------
     370,000  SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
              Group)                                                                 5.700           05/01/2026           356,099
----------------------------------------------------------------------------------------------------------------------------------
     600,000  SC Jobs-EDA (Lutheran Homes)                                           5.500           05/01/2028           570,648
----------------------------------------------------------------------------------------------------------------------------------
     500,000  SC Jobs-EDA (Lutheran Homes)                                           5.625           05/01/2042           473,160
----------------------------------------------------------------------------------------------------------------------------------
   7,300,000  SC Jobs-EDA Hospital Facilities (Oconee Memorial
              Hospital) 6                                                            6.000 2         10/01/2035         7,300,000
----------------------------------------------------------------------------------------------------------------------------------
       5,000  SC Resource Authority Local Government Program                         7.250           06/01/2020             5,015
----------------------------------------------------------------------------------------------------------------------------------
  18,840,000  SC Tobacco Settlement Management Authority,
              Series B                                                               6.375           05/15/2028        19,375,810
----------------------------------------------------------------------------------------------------------------------------------


                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON              MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  6,510,000  SC Tobacco Settlement Management Authority,
              Series B                                                               6.375%          05/15/2030     $   6,683,101
----------------------------------------------------------------------------------------------------------------------------------
   5,035,000  York County, SC (Hoechst Celanese Corp.) 4                             5.700           01/01/2024         4,849,360
----------------------------------------------------------------------------------------------------------------------------------
     290,000  York County, SC Pollution Control (Bowater)                            7.400           01/01/2010           292,677
                                                                                                                    --------------
                                                                                                                       70,931,215
----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.9%
----------------------------------------------------------------------------------------------------------------------------------
  19,000,000  Brown County, SD Solid Waste Facilities (Heartland
              Grain Fuels)                                                           8.250           01/01/2018        18,828,240
----------------------------------------------------------------------------------------------------------------------------------
   5,500,000  Lower Brule, SD Sioux Tribe (Farm Road
              Reconstruction)                                                        6.500           02/01/2016         5,444,505
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Lower Brule, SD Sioux Tribe, Series B                                  5.500           05/01/2019           974,260
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Lower Brule, SD Sioux Tribe, Series B                                  5.600           05/01/2020           973,300
----------------------------------------------------------------------------------------------------------------------------------
  37,405,000  SD Educational Enhancement Funding Corp.
              Tobacco Settlement                                                     6.500           06/01/2032        38,537,623
----------------------------------------------------------------------------------------------------------------------------------
   5,786,854  Sioux Falls, SD Economic Devel. (City Centre Hotel)                    7.000 2         11/01/2016         5,705,433
----------------------------------------------------------------------------------------------------------------------------------
   1,425,000  Turner County, SD Tax Increment                                        5.000           12/15/2026         1,428,221
                                                                                                                    --------------
                                                                                                                       71,891,582
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.4%
----------------------------------------------------------------------------------------------------------------------------------
   1,675,000  Blount County, TN H&EFB (Asbury)                                       5.125           04/01/2023         1,595,974
----------------------------------------------------------------------------------------------------------------------------------
     895,000  Chattanooga, TN Health Educational & Hsg. Facility
              Board (Campus Devel. Foundation Phase I)                               5.500           10/01/2020           893,729
----------------------------------------------------------------------------------------------------------------------------------
   1,800,000  Chattanooga, TN Health Educational & Hsg. Facility
              Board (Campus Devel. Foundation Phase I)                               6.000           10/01/2035         1,817,370
----------------------------------------------------------------------------------------------------------------------------------
   2,535,000  Chattanooga, TN Health Educational & Hsg. Facility
              Board (John Calvin Apartments)                                         5.350           09/20/2047         2,539,867
----------------------------------------------------------------------------------------------------------------------------------
  12,000,000  Johnson City, TN H&EFB (Mountain States Health
              Alliance) 1                                                            5.500           07/01/2036        12,168,300
----------------------------------------------------------------------------------------------------------------------------------
  21,580,000  Maury County, TN Industrial Devel. Board (General
              Motors Corp.) 4                                                        6.500           09/01/2024        21,405,418
----------------------------------------------------------------------------------------------------------------------------------
   7,400,000  Maury County, TN Industrial Devel. Board (General
              Motors Corp.) 6                                                        7.000 2         06/01/2027         7,400,000
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  Maury County, TN Industrial Devel. Board (General
              Motors Corp.) 6                                                        8.000 2         09/01/2027         7,000,000
----------------------------------------------------------------------------------------------------------------------------------
  10,930,000  McMinn County, TN Industrial Devel. Board
              Pollution Control (Calhoun Newsprint) 4                                7.625           03/01/2016        10,982,464
----------------------------------------------------------------------------------------------------------------------------------
  19,535,000  McMinn County, TN Industrial Devel. Board Solid
              Waste (Calhoun Newsprint) 4                                            7.400           12/01/2022        19,696,359
----------------------------------------------------------------------------------------------------------------------------------
   1,840,000  Memphis, TN HE&HFB (NH/Mendenhall
              Hsg./Highland Hsg./NTH/UH Obligated Group) 6                           4.780 2         04/01/2042         1,812,860
----------------------------------------------------------------------------------------------------------------------------------
   9,080,000  Memphis, TN HE&HFB (NH/Mendenhall
              Hsg./Highland Hsg./NTH/VH Obligated Group)                             5.750           04/01/2042         8,736,685
----------------------------------------------------------------------------------------------------------------------------------
     215,000  Memphis-Shelby County, TN Airport Authority
              (Express Airlines)                                                     6.125           12/01/2016           196,581
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Metropolitan Government Nashville & Davidson
              County, TN H&EFB (Vanderbilt University) 4                             5.600           05/01/2016           509,875
----------------------------------------------------------------------------------------------------------------------------------
   7,870,000  Metropolitan Knoxville, TN Airport Authority
              (Northwest Airlines)                                                   8.000           04/01/2032         7,646,886
----------------------------------------------------------------------------------------------------------------------------------
     435,000  Shelby County, TN HE&HF (Lapaloma Apartments)                          7.750           12/01/2029           417,135
----------------------------------------------------------------------------------------------------------------------------------
   3,490,000  TN Hsg. Devel. Agency (Homeownership Program)                          5.150           01/01/2037         3,495,514
----------------------------------------------------------------------------------------------------------------------------------


                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON              MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     55,000  TN Hsg. Devel. Authority (Homeownership)                               5.450%          01/01/2033     $      57,042
                                                                                                                    --------------
                                                                                                                      108,372,059
----------------------------------------------------------------------------------------------------------------------------------
TEXAS--26.4%
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Abilene, TX HFDC (Hendrick Medical Center)                             6.000           09/01/2013            20,037
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Abilene, TX HFDC (Hendrick Medical Center)                             6.000           09/01/2013            65,119
----------------------------------------------------------------------------------------------------------------------------------
  46,450,000  Alliance Airport Authority, TX (American Airlines)                     5.250           12/01/2029        41,408,317
----------------------------------------------------------------------------------------------------------------------------------
  93,500,000  Alliance Airport Authority, TX (American Airlines)                     5.750           12/01/2029        89,063,425
----------------------------------------------------------------------------------------------------------------------------------
     275,000  Alliance Airport Authority, TX (American Airlines)                     7.000           12/01/2011           284,009
----------------------------------------------------------------------------------------------------------------------------------
  36,000,000  Angelina & Neches River Authority, TX (Aspen
              Power)                                                                 6.500           11/01/2029        34,816,320
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Angelina & Neches River Authority, TX Solid Waste
              (Champion International Corp.)                                         6.300           04/01/2018            20,103
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Angelina & Neches River Authority, TX Waste
              Disposal (Temple-Inland)                                               6.950           05/01/2023           251,015
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Austin, TX Convention Enterprises (Convention
              Center)                                                                5.750           01/01/2034         3,931,120
----------------------------------------------------------------------------------------------------------------------------------
     230,000  Beaumont, TX Multifamily HDC (Madison on the
              Lake Apartments)                                                       7.750           12/01/2028           230,177
----------------------------------------------------------------------------------------------------------------------------------
     430,000  Bexar County, TX HFC (American Opportunity Hsg.)                       7.500           01/01/2013           413,363
----------------------------------------------------------------------------------------------------------------------------------
     980,000  Bexar County, TX HFC (American Opportunity Hsg.)                       8.000           01/01/2031           874,278
----------------------------------------------------------------------------------------------------------------------------------
   1,195,000  Bexar County, TX HFC (American Opportunity Hsg.)                       8.250           12/01/2037         1,197,713
----------------------------------------------------------------------------------------------------------------------------------
     970,000  Bexar County, TX HFC (American Opportunity Hsg.)                       9.250           12/01/2037           947,302
----------------------------------------------------------------------------------------------------------------------------------
   1,130,000  Bexar County, TX HFC (American Opportunity Hsg.-
              Nob Hill Apartments)                                                   8.500           06/01/2031         1,072,314
----------------------------------------------------------------------------------------------------------------------------------
   1,020,000  Bexar County, TX HFC (Doral Club)                                      8.750           10/01/2036           959,545
----------------------------------------------------------------------------------------------------------------------------------
     210,000  Bexar County, TX HFC (Honey Creek LLC)                                 8.000           04/01/2030           206,016
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Bexar County, TX HFC (Honey Creek LLC)                                 9.000           04/01/2030            94,718
----------------------------------------------------------------------------------------------------------------------------------
   1,460,000  Bexar County, TX HFC (Perrin Square)                                   9.750           11/20/2031         1,517,991
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Bexar County, TX HFC (Sagewood Apartments)                             5.375           10/20/2040         1,263,725
----------------------------------------------------------------------------------------------------------------------------------
  13,500,000  Brazos River Authority, TX (TXU Energy Company) 1                      5.400           05/01/2029        12,444,705
----------------------------------------------------------------------------------------------------------------------------------
  37,100,000  Brazos River Authority, TX Pollution Control (TXU
              Energy Company)                                                        5.000           03/01/2041        30,966,999
----------------------------------------------------------------------------------------------------------------------------------
     210,000  Brazos River Authority, TX Pollution Control (TXU
              Energy Company)                                                        6.300           07/01/2032           210,485
----------------------------------------------------------------------------------------------------------------------------------
  11,420,000  Brazos River Authority, TX Pollution Control (TXU
              Energy Company)                                                        6.750           10/01/2038        11,757,233
----------------------------------------------------------------------------------------------------------------------------------
  21,685,000  Brazos River Authority, TX Pollution Control (TXU
              Energy Company)                                                        7.700           04/01/2033        23,290,557
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Brazos River, TX Harbor Navigation District (Dow
              Chemical Company)                                                      5.125           05/15/2033         4,867,950
----------------------------------------------------------------------------------------------------------------------------------
  17,365,000  Cambridge, TX Student Hsg. (Cambridge Student
              Hsg. Devel.)                                                           7.000           11/01/2039        18,467,157
----------------------------------------------------------------------------------------------------------------------------------
   5,260,000  Cameron County, TX HFC (Rockwell Manor
              Apartments)                                                            5.000           06/20/2043         5,110,616
----------------------------------------------------------------------------------------------------------------------------------
     190,000  Cass County, TX IDC (International Paper Company)                      6.600           03/15/2024           197,857
----------------------------------------------------------------------------------------------------------------------------------
   3,700,000  Comal County, TX HFDC (MMH/MHS/MHM
              Obligated Group)                                                       6.250           02/01/2032         3,901,317
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Dallas-Fort Worth, TX International Airport 1                          5.000           11/01/2035        10,002,900
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Dallas-Fort Worth, TX International Airport                            5.000           11/01/2035            65,036
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Dallas-Fort Worth, TX International Airport                            5.500           11/01/2035            25,596
----------------------------------------------------------------------------------------------------------------------------------


                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON              MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     20,000  Dallas-Fort Worth, TX International Airport                            5.750%          11/01/2030     $      20,614
----------------------------------------------------------------------------------------------------------------------------------
  32,500,000  Dallas-Fort Worth, TX International Airport
              (American Airlines/AMR Corp. Obligated Group)                          5.500           11/01/2030        29,843,125
----------------------------------------------------------------------------------------------------------------------------------
     320,000  Dallas-Fort Worth, TX International Airport Facility
              (American Airlines)                                                    6.000           11/01/2014           317,053
----------------------------------------------------------------------------------------------------------------------------------
  61,430,000  Dallas-Fort Worth, TX International Airport Facility
              (American Airlines)                                                    6.375           05/01/2035        61,749,436
----------------------------------------------------------------------------------------------------------------------------------
     305,000  Dallas-Fort Worth, TX International Airport Facility
              (American Airlines)                                                    8.250           11/01/2036           335,128
----------------------------------------------------------------------------------------------------------------------------------
  22,100,000  Dallas-Fort Worth, TX International Airport Facility
              Improvement Corp.                                                      9.000           05/01/2029        25,559,092
----------------------------------------------------------------------------------------------------------------------------------
  45,945,000  Dallas-Fort Worth, TX International Airport Facility
              Improvement Corp.                                                      9.125           05/01/2029        53,792,406
----------------------------------------------------------------------------------------------------------------------------------
  12,330,000  Dallas-Fort Worth, TX International Airport Facility
              Improvement Corp. (Learjet)                                            6.150           01/01/2016        12,300,531
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Danbury, TX Higher Education Authority (AW
              Brown Fellowship Charter) 4                                            5.125           08/15/2036           969,200
----------------------------------------------------------------------------------------------------------------------------------
   2,115,000  Danbury, TX Higher Education Finance Corp. (Island
              Foundation)                                                            6.250           02/15/2036         2,080,293
----------------------------------------------------------------------------------------------------------------------------------
     450,000  Decatur, TX Hospital Authority (Wise Regional
              Health System)                                                         5.625           09/01/2013           459,257
----------------------------------------------------------------------------------------------------------------------------------
   4,601,574  El Paso, TX HFC (Single Family)                                        6.180           04/01/2033         4,901,873
----------------------------------------------------------------------------------------------------------------------------------
   7,240,000  El Paso, TX HFDC (Bienvivir Senior Health Services)                    7.750           08/15/2031         8,333,312
----------------------------------------------------------------------------------------------------------------------------------
      55,000  Gainesville, TX Hsg. Authority                                         6.800           12/01/2020            56,295
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Galveston County, TX HFC (Friendswood)                                 6.200           10/01/2021            25,245
----------------------------------------------------------------------------------------------------------------------------------
   1,450,000  Galveston County, TX HFC (Single Family)                               6.300           09/15/2031         1,483,133
----------------------------------------------------------------------------------------------------------------------------------
   6,935,000  Garza County, TX Public Facility Corp.                                 5.750           10/01/2025         7,333,277
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Grapevine, TX IDC (Air Cargo) 4                                        6.500           01/01/2024         1,044,580
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Greater Kelly, TX Devel. Authority (The Boeing
              Company)                                                               5.350           06/01/2018            30,013
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Guadalupe-Blanco, TX River Authority (E.I. Dupont
              De Nemours) 4                                                          6.400           04/01/2026         4,030,920
----------------------------------------------------------------------------------------------------------------------------------
   4,660,000  Gulf Coast, TX IDA (Citgo Petroleum Corp.) 4                           7.500           05/01/2025         5,095,803
----------------------------------------------------------------------------------------------------------------------------------
   31,000,00  Gulf Coast, TX IDA (Microgy Holdings)                                  7.000           12/01/2036        31,435,550
----------------------------------------------------------------------------------------------------------------------------------
      70,000  Gulf Coast, TX Waste Disposal Authority (FMC
              Corp.)                                                                 7.050           10/01/2009            71,445
----------------------------------------------------------------------------------------------------------------------------------
   5,725,000  Gulf Coast, TX Waste Disposal Authority
              (International Paper Company) 4                                        6.100           08/01/2024         5,915,757
---------------------------------------------------------------------------------------------------------------------------------
   2,335,000  Gulf Coast, TX Waste Disposal Authority (Valero
              Energy Corp.)                                                          5.600           04/01/2032         2,339,320
----------------------------------------------------------------------------------------------------------------------------------
     150,000  Gulf Coast, TX Waste Disposal Authority (Valero
              Energy Corp.)                                                          5.700           04/01/2032           150,153
----------------------------------------------------------------------------------------------------------------------------------
   5,975,000  Harris County, TX IDC (Continental Airlines)                           5.375           07/01/2019         5,511,041
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  HFDC of Central TX (Legacy at Willow Bend
              Retirement Community)                                                  5.625           11/01/2026         1,707,160
----------------------------------------------------------------------------------------------------------------------------------
   2,750,000  HFDC of Central TX (Legacy at Willow Bend
              Retirement Community)                                                  5.750           11/01/2036         2,645,115
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  HFDC of Central TX (Lutheran Social Services of the
              South)                                                                 6.875           02/15/2032         2,075,480
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  HFDC of Central TX (Villa De San Antonio)                              6.250           05/15/2036         4,001,000
----------------------------------------------------------------------------------------------------------------------------------


                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT                                                                        COUPON            MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    115,000   Houston, TX Airport Special Facilities (Continental
               Airlines) 4                                                         5.500%            07/15/2017     $      115,123
-----------------------------------------------------------------------------------------------------------------------------------
   7,915,000   Houston, TX Airport Special Facilities (Continental
               Airlines)                                                           5.700             07/15/2029          7,458,938
-----------------------------------------------------------------------------------------------------------------------------------
   7,290,000   Houston, TX Airport Special Facilities (Continental
               Airlines)                                                           5.700             07/15/2029          6,869,950
-----------------------------------------------------------------------------------------------------------------------------------
  21,040,000   Houston, TX Airport Special Facilities (Continental
               Airlines)                                                           6.125             07/15/2017         21,039,790
-----------------------------------------------------------------------------------------------------------------------------------
  14,790,000   Houston, TX Airport Special Facilities (Continental
               Airlines)                                                           6.125             07/15/2027         14,789,261
-----------------------------------------------------------------------------------------------------------------------------------
  18,610,000   Houston, TX Airport Special Facilities (Continental
               Airlines)                                                           6.125             07/15/2027         18,433,577
-----------------------------------------------------------------------------------------------------------------------------------
  17,750,000   Houston, TX Airport Special Facilities (Continental
               Airlines)                                                           6.750             07/01/2021         18,403,378
-----------------------------------------------------------------------------------------------------------------------------------
  46,165,000   Houston, TX Airport Special Facilities (Continental
               Airlines)                                                           6.750             07/01/2029         47,864,334
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Houston, TX Airport Special Facilities (Continental
               Airlines)                                                           7.000             07/01/2029            104,595
-----------------------------------------------------------------------------------------------------------------------------------
   1,260,000   Houston, TX Airport Special Facilities (Continental
               Airlines) 4                                                         7.375             07/01/2022          1,333,282
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Houston, TX Airport System 4                                        5.000             07/01/2027             75,366
-----------------------------------------------------------------------------------------------------------------------------------
   9,860,000   Houston, TX HFC (Hometowne on Bellfort) 1,7                         5.250             12/01/2040          9,884,650
-----------------------------------------------------------------------------------------------------------------------------------
   2,064,000   Houston, TX HFC (RRG Houston Apartments)                            6.250             09/20/2035          2,154,568
-----------------------------------------------------------------------------------------------------------------------------------
     315,000   Houston, TX IDC (Air Cargo) 4                                       6.375             01/01/2023            327,291
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   IAH TX Public Facility Corp.                                        6.000             05/01/2016            999,670
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   IAH TX Public Facility Corp.                                        6.125             05/01/2026          1,473,975
-----------------------------------------------------------------------------------------------------------------------------------
   2,200,000   IAH TX Public Facility Corp.                                        7.750             05/01/2026          2,275,900
-----------------------------------------------------------------------------------------------------------------------------------
   4,750,000   Kerryville, TX HFDC (Sid Peterson Memorial
               Hospital)                                                           5.450             08/15/2035          4,749,145
-----------------------------------------------------------------------------------------------------------------------------------
     730,000   Laredo, TX HFC                                                      6.950             10/01/2027            740,665
-----------------------------------------------------------------------------------------------------------------------------------
   9,225,000   Leander, TX Independent School District 4                           5.433 5           08/15/2032          2,448,038
-----------------------------------------------------------------------------------------------------------------------------------
  31,820,000   Leander, TX Independent School District 4                           5.497 5           08/15/2037          6,333,771
-----------------------------------------------------------------------------------------------------------------------------------
   9,000,000   Lewisville, TX GO                                                   6.125             09/01/2029          9,475,560
-----------------------------------------------------------------------------------------------------------------------------------
   1,840,000   Lubbock, TX HFC (Las Colinas Quail Creek
               Apartments)                                                         6.000             07/01/2032          1,815,344
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Lubbock, TX HFC, Series A                                           6.150             10/01/2030             26,315
-----------------------------------------------------------------------------------------------------------------------------------
     575,000   Matagorda County, TX Navigation District (Reliant
               Energy) 4                                                           5.950             05/01/2030            585,017
-----------------------------------------------------------------------------------------------------------------------------------
     390,000   Maverick County, TX Public Facility Corp.                           6.375             02/01/2029            393,097
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Midland County, TX Hospital District                                5.375             06/01/2016             70,095
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Midlothian, TX Devel. Authority Tax Increment                       5.125             11/15/2026            718,755
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Mission, TX EDC (Allied Waste Industries) 4                         5.200             04/01/2018          4,928,300
-----------------------------------------------------------------------------------------------------------------------------------
   1,380,000   Newton County, TX Public Facility Corp.                             8.000             03/01/2019          1,427,306
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Northwest Harris County, TX Municipal Utility
               District (Waterworks & Sewer)                                       6.100             04/01/2012            100,108
-----------------------------------------------------------------------------------------------------------------------------------
   6,120,000   Port of Bay City, TX (Hoechst Celanese Corp.) 4                     6.500             05/01/2026          6,135,728
-----------------------------------------------------------------------------------------------------------------------------------
  15,000,000   Port of Corpus Christi, TX Authority (CNA
               Holdings) 4                                                         6.700             11/01/2030         15,559,050
-----------------------------------------------------------------------------------------------------------------------------------
  12,207,000   Sabine Neches, TX HFC (Single Family Mtg.) 1                        4.875             12/01/2039         11,747,369
-----------------------------------------------------------------------------------------------------------------------------------


                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT                                                                        COUPON            MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  4,100,000   Sabine, TX River Authority Pollution Control (TXU
               Electric Company)                                                   6.150%            08/01/2022     $    4,135,055
-----------------------------------------------------------------------------------------------------------------------------------
   1,785,000   Sabine, TX River Authority Pollution Control (TXU
               Electric Company)                                                   6.450             06/01/2021          1,796,870
-----------------------------------------------------------------------------------------------------------------------------------
  42,260,000   San Antonio, TX Convention Center Hotel Finance
               Corp. (Empowerment Zone) 1                                          5.000             07/15/2039         42,134,362
-----------------------------------------------------------------------------------------------------------------------------------
     385,000   San Antonio, TX HFC (Encinal Apartments)                            7.500             09/01/2027            365,769
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Antonio, TX HFC (La Risa Apartments)                            8.250             01/01/2026             24,592
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   San Antonio, TX HFC (Midcrowne Senior
               Apartments) 1                                                       5.150             06/20/2047          6,722,205
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Antonio, TX HFC (Point East Section 8) 9                        7.500             08/01/2023             19,549
-----------------------------------------------------------------------------------------------------------------------------------
   4,988,576   San Antonio, TX Hsg. Trust Finance Corp. (Single
               Family Mtg.)                                                        4.950 2           10/01/2039          4,963,483
-----------------------------------------------------------------------------------------------------------------------------------
   3,600,000   Southeast, TX HFC (Forest View Apartments)                          6.750             07/01/2037          3,516,228
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Southeast, TX HFC. (Hsg. Assistance Foundation) 9,10                7.500             09/01/2028             65,560
-----------------------------------------------------------------------------------------------------------------------------------
     605,000   Springhill, TX Courtland Heights Public Facility Corp.              5.125             12/01/2008            605,321
-----------------------------------------------------------------------------------------------------------------------------------
   6,030,000   Springhill, TX Courtland Heights Public Facility Corp.              5.850             12/01/2028          6,104,832
-----------------------------------------------------------------------------------------------------------------------------------
   5,250,000   Tarrant County, TX Cultural Education Facilities
               Finance Corp. (Buckingham Senior Living
               Community)                                                          5.750             11/15/2037          5,085,885
-----------------------------------------------------------------------------------------------------------------------------------
  10,755,000   Tarrant County, TX HFC (Lindberg Park) 1                            5.150             10/20/2047         10,394,594
-----------------------------------------------------------------------------------------------------------------------------------
  10,935,000   Tarrant County, TX HFC (Multifamily Hsg.) 1                         5.200             12/20/2048         10,937,024
-----------------------------------------------------------------------------------------------------------------------------------
  14,920,000   Tarrant County, TX HFC (Village Creek
               Apartments) 1                                                       5.000             04/20/2048         14,208,018
-----------------------------------------------------------------------------------------------------------------------------------
   1,600,000   Travis County, TX HFDC (Querencia Barton Creek)                     5.650             11/15/2035          1,547,344
-----------------------------------------------------------------------------------------------------------------------------------
   8,400,000   Trinity, TX River Authority (General Motors Corp.) 6                7.000 2           04/01/2009          8,400,000
-----------------------------------------------------------------------------------------------------------------------------------
   2,495,000   Trinity, TX River Authority (TXU Energy Company)                    6.250             05/01/2028          2,497,096
-----------------------------------------------------------------------------------------------------------------------------------
   2,320,000   TX Affordable Hsg. Corp. (American Hsg.
               Foundation) 9,10                                                    8.000             03/01/2032            507,361
-----------------------------------------------------------------------------------------------------------------------------------
   2,965,000   TX Affordable Hsg. Corp. (Ashton Place &
               Woodstock Apartments) 9                                             6.300             08/01/2033          2,326,428
-----------------------------------------------------------------------------------------------------------------------------------
   6,255,000   TX Affordable Hsg. Corp. (South Texas Affordable
               Properties Corp.)                                                   8.000             03/01/2032          6,150,041
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   TX Dept. of Hsg. & Community Affairs                                5.350             07/01/2033             15,506
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   TX Dept. of Hsg. & Community Affairs (One
               Mesquite Creek)                                                     5.000             01/20/2047          4,849,250
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   TX Dept. of Hsg. & Community Affairs (Pebble
               Brook Apartments)                                                   5.600             12/01/2030            106,580
-----------------------------------------------------------------------------------------------------------------------------------
     165,000   TX Dept. of Hsg. & Community Affairs (Residential
               Mtg.)                                                               5.500             01/01/2021            167,666
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   TX Dept. of Hsg. & Community Affairs (Single Family
               Mtg.)                                                               5.300             09/01/2039          2,018,180
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   TX Dept. of Hsg. & Community Affairs (Sugar Creek
               Apartments)                                                         6.000             01/01/2042            165,885
-----------------------------------------------------------------------------------------------------------------------------------
   6,750,000   TX Dept. of Hsg. & Community Affairs (Summit
               Point Apartments) 1,7                                               5.250             06/20/2047          6,773,930
-----------------------------------------------------------------------------------------------------------------------------------
   1,935,000   TX Dept. of Hsg. & Community Affairs (Summit
               Point Apartments)                                                   5.150             06/20/2034          1,944,365
-----------------------------------------------------------------------------------------------------------------------------------
  40,000,000   TX Dept. of Hsg. & Community Affairs, Series A 1                    5.000             07/01/2034         39,504,200
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   TX GO                                                               5.750             08/01/2020             10,092
-----------------------------------------------------------------------------------------------------------------------------------


                 45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT                                                                        COUPON            MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    300,000   TX Lower CO River Authority Pollution Control
               (Samsung Electronics Company) 4                                     6.375%            04/01/2027     $      305,004
-----------------------------------------------------------------------------------------------------------------------------------
  38,380,000   TX Multifamily Housing Options (Affordable Hsg.) 6                  6.213 2           01/01/2039         38,380,000
-----------------------------------------------------------------------------------------------------------------------------------
   1,780,000   TX Multifamily Hsg. Revenue Bond Pass-Thru
               Certificates (MS Loveland/American International
               Group Obligated Group)                                              6.000 8           11/01/2033          1,830,445
-----------------------------------------------------------------------------------------------------------------------------------
   1,635,000   TX Multifamily Hsg. Revenue Bond Pass-Thru
               Certificates (Skyway Villas)                                        5.950             11/01/2034          1,697,948
-----------------------------------------------------------------------------------------------------------------------------------
 351,000,000   TX Municipal Gas Acquisition & Supply Corp. 1                       4.365 2           12/15/2017        333,011,250
-----------------------------------------------------------------------------------------------------------------------------------
 722,955,000   TX Municipal Gas Acquisition & Supply Corp. 1,7                     4.432 2           12/15/2026        654,272,375
-----------------------------------------------------------------------------------------------------------------------------------
  39,960,000   TX Municipal Gas Acquisition & Supply Corp. 1                       4.685 2           09/15/2027         37,961,250
-----------------------------------------------------------------------------------------------------------------------------------
  15,003,441   TX Municipal Gas Acquisition & Supply Corp. 1                       5.265 2           12/15/2026         13,954,316
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   TX Municipal Gas Acquisition & Supply Corp. 7                       4.685 2           09/15/2027             38,000
-----------------------------------------------------------------------------------------------------------------------------------
   4,360,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 9,10                    6.750             03/01/2031          2,879,082
-----------------------------------------------------------------------------------------------------------------------------------
   3,075,000   TX Public Finance Authority Charter School Finance
               Corp. (Cosmos Foundation)                                           5.375             02/15/2037          2,865,070
-----------------------------------------------------------------------------------------------------------------------------------
   1,600,000   TX Public Finance Authority Charter School Finance
               Corp. (Ed-Burnham Wood)                                             6.250             09/01/2036          1,596,640
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   TX Student Hsg. Corp. (Midwestern State University)                 6.500             09/01/2022             53,224
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   TX Student Hsg. Corp. (University of North Texas)                   6.000             07/01/2011             49,231
-----------------------------------------------------------------------------------------------------------------------------------
     635,000   TX Student Hsg. Corp. (University of North Texas)                   6.750             07/01/2021            614,331
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   TX Student Hsg. Corp. (University of North Texas)                   6.850             07/01/2031            190,658
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   TX Veterans Hsg. Assistance                                         6.100             06/01/2021            103,931
-----------------------------------------------------------------------------------------------------------------------------------
  12,000,000   TX Veterans Hsg. Assistance GO 1                                    5.750             06/01/2029         12,188,520
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   TX Veterans Hsg. Assistance GO 1                                    6.150             12/01/2028         10,249,400
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   TX Veterans Hsg. Assistance GO                                      5.750             06/01/2029             15,236
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   TX Veterans Hsg. Assistance, Series B                               5.800             12/01/2014             51,661
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Tyler, TX HFDC (East Texas Medical Center)                          6.750             11/01/2025             15,041
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Willacy County, TX Local Government Corp.                           6.000             03/01/2009          4,081,760
                                                                                                                    ---------------
                                                                                                                     2,100,882,577
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.5%
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Guam GO, Series A                                                   5.400             11/15/2018            150,015
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   Northern Mariana Islands Commonwealth, Series A                     6.750             10/01/2033            747,824
-----------------------------------------------------------------------------------------------------------------------------------
  27,800,000   Northern Mariana Islands Ports Authority, Series A 4                5.000             06/01/2030         25,492,600
-----------------------------------------------------------------------------------------------------------------------------------
   2,485,000   Northern Mariana Islands Ports Authority, Series A                  6.250             03/15/2028          2,353,544
-----------------------------------------------------------------------------------------------------------------------------------
  94,500,000   Puerto Rico Sales Tax Financing Corp., Series A 1                   4.518 2           08/01/2057         90,720,000
                                                                                                                    ---------------
                                                                                                                       119,463,983
-----------------------------------------------------------------------------------------------------------------------------------
UTAH--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
     650,000   Carbon County, UT Solid Waste Disposal (Allied
               Waste Industries)                                                   7.450             07/01/2017            664,170
-----------------------------------------------------------------------------------------------------------------------------------
   2,085,000   Carbon County, UT Solid Waste Disposal (Allied
               Waste Industries) 4                                                 7.500             02/01/2010          2,099,845
-----------------------------------------------------------------------------------------------------------------------------------
   2,800,000   Carbon County, UT Solid Waste Disposal (Sunnyside
               Cogeneration)                                                       7.100             08/15/2023          2,996,644
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Emery County, UT Pollution Control (Pacificorp)                     5.625             11/01/2023             61,214
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Tooele County, UT Hazardous Waste Treatment
               (Union Pacific Corp.)                                               5.700             11/01/2026             70,808
-----------------------------------------------------------------------------------------------------------------------------------
   1,935,000   UT HFA (RHA Community Service of Utah)                              6.875             07/01/2027          1,952,318
-----------------------------------------------------------------------------------------------------------------------------------


                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT                                                                        COUPON            MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
UTAH CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  5,250,000   UT Hsg. Corp. (Single Family Mtg.)                                  5.200%            01/01/2039     $    5,265,225
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   UT State Building Ownership Authority, Series A                     5.750             08/15/2011             25,141
-----------------------------------------------------------------------------------------------------------------------------------
     825,000   Utah County, UT Charter School (Lakeview
               Academy)                                                            5.625             07/15/2037            794,417
-----------------------------------------------------------------------------------------------------------------------------------
   1,315,000   Utah County, UT Charter School (Lincoln Academy)                    5.875             06/15/2037          1,306,124
-----------------------------------------------------------------------------------------------------------------------------------
     825,000   Utah County, UT Charter School (Renaissance
               Academy)                                                            5.625             07/15/2037            794,417
-----------------------------------------------------------------------------------------------------------------------------------
   4,425,000   West Valley City, UT Sewer (East Hollywood High
               School)                                                             5.625             06/15/2037          4,143,924
                                                                                                                    ---------------
                                                                                                                        20,174,247
-----------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   VT EDA (Wake Robin Corp.)                                           5.375             05/01/2036          1,900,860
-----------------------------------------------------------------------------------------------------------------------------------
   2,919,925   VT Educational & Health Buildings Financing Agency
               (Marlboro College)                                                  3.570             04/01/2019          2,622,531
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   VT HFA (Single Family), Series 9                                    5.400             05/01/2037             60,397
                                                                                                                    ---------------
                                                                                                                         4,583,788
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.4%
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                      5.600             12/01/2025            252,518
-----------------------------------------------------------------------------------------------------------------------------------
     420,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                      6.300             12/01/2025            421,840
-----------------------------------------------------------------------------------------------------------------------------------
   2,350,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                      6.550             12/01/2025          2,378,694
-----------------------------------------------------------------------------------------------------------------------------------
  12,250,000   Farms New Kent, VA Community Devel. Authority
               Special Assessment                                                  5.125             03/01/2036         11,337,375
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   Farms New Kent, VA Community Devel. Authority
               Special Assessment                                                  5.450             03/01/2036          6,609,540
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Giles County, VA IDA (Hoechst Celanese Corp.)                       5.950             12/01/2025            116,352
-----------------------------------------------------------------------------------------------------------------------------------
   9,950,000   Giles County, VA IDA (Hoechst Celanese Corp.)                       6.450             05/01/2026          9,968,308
-----------------------------------------------------------------------------------------------------------------------------------
   7,720,000   Giles County, VA IDA (Hoechst Celanese Corp.) 4                     6.625             12/01/2022          7,724,092
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Goochland County, VA IDA (Georgia-Pacific Corp.)                    5.650             12/01/2025            100,359
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   Halifax County, VA IDA (Old Dominion Electric
               Cooperative) 1                                                      5.625             06/01/2028          7,438,585
-----------------------------------------------------------------------------------------------------------------------------------
   3,325,000   Hampton, VA Redevel. and Hsg. Authority (Olde
               Hampton)                                                            6.500             07/01/2016          3,249,689
-----------------------------------------------------------------------------------------------------------------------------------
   1,990,000   Isle Wight County, VA IDA Environmental
               Improvement (International Paper Company) 4                         6.600             05/01/2024          2,076,068
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Lewistown, VA Commerce Center Community
               Devel. Authority                                                    6.050             03/01/2027          3,999,160
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   Lynchburg, VA IDA (Westminster-Canterbury
               Residential Care Facility)                                          5.000             07/01/2031            323,484
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   New Port, VA CDA                                                    5.600             09/01/2036          2,919,060
-----------------------------------------------------------------------------------------------------------------------------------
   2,050,000   Norfolk, VA EDA, Series A                                           6.000             11/01/2036          1,991,104
-----------------------------------------------------------------------------------------------------------------------------------
   1,085,000   Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-
               Retirement Community)                                               6.125             01/01/2035          1,087,919
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Prince William County, VA IDA (Westminster
               Presbyterian Retirement Community)                                  5.125             01/01/2026          2,394,350
-----------------------------------------------------------------------------------------------------------------------------------
   6,300,000   VA Celebrate South CDA Special Assessment                           6.250             03/01/2037          6,399,414
-----------------------------------------------------------------------------------------------------------------------------------
   1,615,000   VA College Building Authority Educational Facilities
               (Regent University) 4                                               5.000             06/01/2036          1,561,301
-----------------------------------------------------------------------------------------------------------------------------------
   2,206,000   VA Farms New Kent Community Devel. Authority
               Special Assessment                                                  5.800             03/01/2036          2,109,907
-----------------------------------------------------------------------------------------------------------------------------------


                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT                                                                        COUPON            MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  3,400,000   VA H2O Community Devel. Authority                                   5.200%            09/01/2037     $    3,109,640
-----------------------------------------------------------------------------------------------------------------------------------
  15,000,000   VA Hsg. Devel. Authority 1                                          5.100             10/01/2035         15,010,800
-----------------------------------------------------------------------------------------------------------------------------------
   9,675,000   VA Peninsula Town Center Community Devel.
               Authority Special Obligation                                        6.450             09/01/2037          9,982,955
-----------------------------------------------------------------------------------------------------------------------------------
 117,500,000   VA Tobacco Settlement Authority                                     5.702 5           06/01/2047          8,635,075
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   West Point, VA IDA Solid Waste (Chesapeake
               Corp.) 4                                                            6.375             03/01/2019          2,478,875
                                                                                                                    ---------------
                                                                                                                       113,676,464
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--0.9%
-----------------------------------------------------------------------------------------------------------------------------------
  12,000,000   Chelan County, WA Public Utility District No. 001
               (Chelan Hydropower) 1                                               5.600             01/01/2036         12,641,820
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Chelan County, WA Public Utility District No. 1
               (Chelan Hydro System)                                               5.250             07/01/2037             30,410
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   King County, WA Hsg. Authority (Cascadian
               Apartments)                                                         6.800             07/01/2019             25,047
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   King County, WA Hsg. Authority (Eastwood Square
               Apartments)                                                         5.450             01/01/2041             70,682
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   King County, WA Hsg. Authority (Kona Village)                       6.700             01/01/2020             15,431
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   King County, WA Hsg. Authority (Southwood
               Square Apartments)                                                  6.100             10/01/2021            127,653
-----------------------------------------------------------------------------------------------------------------------------------
     725,000   King County, WA Hsg. Authority (Southwood
               Square Apartments)                                                  6.200             10/01/2031            738,311
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   King County, WA Hsg. Authority (Woodbridge Park)                    6.250             05/01/2015             40,266
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   King County, WA Hsg. Authority (Woodridge Park)                     6.350             05/01/2025             50,336
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Kitsap County, WA Consolidated Hsg. Authority                       5.500             06/01/2027          1,933,620
-----------------------------------------------------------------------------------------------------------------------------------
   2,350,000   Kitsap County, WA Consolidated Hsg. Authority                       5.600             06/01/2037          2,253,979
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Kitsap County, WA Consolidated Hsg. Authority
               (Heritage Apartments)                                               6.100             10/01/2031             50,382
-----------------------------------------------------------------------------------------------------------------------------------
   2,465,000   Port Camas, WA Public Industrial Corp. (James River
               Corp. of Virginia) 4                                                6.700             04/01/2023          2,466,035
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Port of Seattle, WA GO                                              5.100             04/01/2024             65,257
-----------------------------------------------------------------------------------------------------------------------------------
   1,600,000   Port of Seattle, WA Special Facility (Northwest
               Airlines) 4                                                         7.125             04/01/2020          1,665,008
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Port of Seattle, WA Special Facility (Seatac Fuel
               Facilities)                                                         5.000             06/01/2033            120,056
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Snohomish County, WA Hsg. Authority                                 6.400             04/01/2026             50,458
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Snohomish County, WA Hsg. Authority (Westwood
               Crossing Apartments)                                                5.250             05/01/2037          2,305,175
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Snohomish County, WA Hsg. Authority (Whispering
               Pines Apartments)                                                   5.100             09/01/2015             98,844
-----------------------------------------------------------------------------------------------------------------------------------
   1,675,000   Snohomish County, WA Hsg. Authority (Whispering
               Pines Apartments)                                                   5.600             09/01/2025          1,701,917
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Snohomish County, WA Hsg. Authority (Whispering
               Pines Apartments)                                                   5.750             09/01/2030          1,275,538
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Tacoma, WA Hsg. Authority (Polynesia Village
               Apartments)                                                         5.850             12/01/2022             75,817
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Tacoma, WA Hsg. Authority (Polynesia Village
               Apartments)                                                         5.900             12/01/2027            105,135
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Tacoma, WA Port Authority                                           5.300             12/01/2017             85,072
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Vancouver, WA Hsg. Authority                                        5.625             03/01/2028             20,001
-----------------------------------------------------------------------------------------------------------------------------------


                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                        COUPON             MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    175,000  WA Health Care Facilities Authority (Northwest
              Hospital)                                                             5.450%           11/15/2013     $      175,242
-----------------------------------------------------------------------------------------------------------------------------------
   3,100,000  WA Health Care Facilities Authority (Overlake
              Hospital Medical Center) 6                                            6.000 2          07/01/2038          3,100,000
-----------------------------------------------------------------------------------------------------------------------------------
  13,160,000  WA HFC (Single Family Programs) 1                                     5.150            06/01/2037         13,152,499
-----------------------------------------------------------------------------------------------------------------------------------
   5,215,000  WA HFC (Single Family)                                                5.000            06/01/2048          5,050,310
-----------------------------------------------------------------------------------------------------------------------------------
   4,495,000  WA Tobacco Settlement Authority (TASC)                                6.500            06/01/2026          4,718,222
-----------------------------------------------------------------------------------------------------------------------------------
  14,285,000  WA Tobacco Settlement Authority (TASC)                                6.625            06/01/2032         14,801,546
                                                                                                                    ---------------
                                                                                                                        69,010,069
-----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
  21,700,000  Braxton County, WV Solid Waste Disposal
              (Weyerhaeuser Company) 1                                              5.400            05/01/2025         21,184,408
-----------------------------------------------------------------------------------------------------------------------------------
      55,000  Harrison County, WV Solid Waste Disposal
              (West Penn Power Company)                                             6.750            08/01/2024             55,000
-----------------------------------------------------------------------------------------------------------------------------------
      25,000  Kingswood, WV Sewage System                                           6.000            10/01/2025             25,343
-----------------------------------------------------------------------------------------------------------------------------------
     600,000  Ohio County, WV Commission Special District
              Excise Tax (Fort Henry Centre)                                        5.625            03/01/2036            583,800
-----------------------------------------------------------------------------------------------------------------------------------
      15,000  WV Hospital Finance Authority (Charleston Area
              Medical Center)                                                       7.250            10/01/2014             15,039
-----------------------------------------------------------------------------------------------------------------------------------
   7,250,000  WV Hsg. Devel. Fund 1                                                 5.200            05/01/2038          7,230,688
-----------------------------------------------------------------------------------------------------------------------------------
  14,255,000  WV State Hsg. Devel. Fund, Series D 1                                 5.350            11/01/2032         14,511,965
                                                                                                                    ---------------
                                                                                                                        43,606,243
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--2.5%
-----------------------------------------------------------------------------------------------------------------------------------
  28,000,000  Aztalan, WI Exempt Facility (Renew Energy)                            7.500            05/01/2018         26,845,840
-----------------------------------------------------------------------------------------------------------------------------------
      65,000  Badger, WI Tobacco Asset Securitization Corp.                         6.125            06/01/2027             67,220
-----------------------------------------------------------------------------------------------------------------------------------
  39,195,000  Badger, WI Tobacco Asset Securitization Corp.                         6.375            06/01/2032         40,238,668
-----------------------------------------------------------------------------------------------------------------------------------
   4,450,000  Janesville, WI Pollution Control (General Motors
              Corp.)                                                                5.550            04/01/2009          4,432,156
-----------------------------------------------------------------------------------------------------------------------------------
   6,510,000  Kaukauna, WI Environmental Improvement
              (International Paper Company)                                         5.250            06/01/2029          6,309,492
-----------------------------------------------------------------------------------------------------------------------------------
     665,000  Milwaukee, WI (Aero Milwaukee) 4                                      6.500            01/01/2025            694,646
-----------------------------------------------------------------------------------------------------------------------------------
   1,255,000  Milwaukee, WI (Air Cargo) 4                                           7.500            01/01/2025          1,344,883
-----------------------------------------------------------------------------------------------------------------------------------
   4,120,000  Necedah, WI Community Devel. Authority Exempt
              Facility (Castle Rock Renewable Fuels)                                7.500            03/01/2018          3,951,245
-----------------------------------------------------------------------------------------------------------------------------------
     165,000  New Berlin, WI Hsg. Authority (Pinewood Creek) 6                      6.800            11/01/2012            165,417
-----------------------------------------------------------------------------------------------------------------------------------
     160,000  New Berlin, WI Hsg. Authority (Pinewood Creek) 6                      6.850            05/01/2013            160,405
-----------------------------------------------------------------------------------------------------------------------------------
   1,595,000  New Berlin, WI Hsg. Authority (Pinewood Creek) 6                      7.125            05/01/2024          1,599,035
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Onalaska, WI Community Devel. Authority (Bethany
              Lutheran Homes)                                                       5.250            01/01/2042          1,811,060
-----------------------------------------------------------------------------------------------------------------------------------
     200,000  Reedsburg, WI Industrial Devel. Revenue (Seats, Inc.)                 6.250            05/01/2019            198,788
-----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  Sokaogon, WI Chippewa Community (Gaming)                              7.000            01/01/2026          1,711,483
-----------------------------------------------------------------------------------------------------------------------------------
   1,900,000  Sokaogon, WI Chippewa Community (Gaming)                              8.250            01/01/2017          1,873,476
-----------------------------------------------------------------------------------------------------------------------------------
     100,000  WI GO                                                                 5.350            05/01/2028            100,149
-----------------------------------------------------------------------------------------------------------------------------------
      35,000  WI GO                                                                 5.350            05/01/2028             35,052
-----------------------------------------------------------------------------------------------------------------------------------
      20,000  WI GO                                                                 6.000            05/01/2027             20,032
-----------------------------------------------------------------------------------------------------------------------------------
     120,000  WI H&EFA (Agnesian Healthcare/Waupun
              Memorial Hospital Obligated Group)                                    6.000            07/01/2030            124,148
-----------------------------------------------------------------------------------------------------------------------------------


                 49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                        COUPON             MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$  1,180,000  WI H&EFA (Aurora Health Care)                                         5.600%           02/15/2029     $    1,189,027
-----------------------------------------------------------------------------------------------------------------------------------
      55,000  WI H&EFA (Aurora Health Care)                                         5.625            02/15/2029             55,452
-----------------------------------------------------------------------------------------------------------------------------------
   1,600,000  WI H&EFA (Catholic Residential Services)                              5.250            05/01/2028          1,459,520
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  WI H&EFA (Eastcastle Place)                                           6.125            12/01/2034          1,002,260
-----------------------------------------------------------------------------------------------------------------------------------
      20,000  WI H&EFA (Marshfield Clinic)                                          5.750            02/15/2027             20,426
-----------------------------------------------------------------------------------------------------------------------------------
      70,000  WI H&EFA (Marshfield Clinic)                                          6.250            02/15/2029             73,239
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  WI H&EFA (Ministry Health Care) 1                                     5.250            02/15/2032          8,254,360
-----------------------------------------------------------------------------------------------------------------------------------
   1,650,000  WI H&EFA (St. Clare Terrance)                                         5.750            12/01/2036          1,553,591
-----------------------------------------------------------------------------------------------------------------------------------
   2,635,000  WI H&EFA (United Health Group)                                        5.500            12/15/2020          2,692,891
-----------------------------------------------------------------------------------------------------------------------------------
   7,335,000  WI H&EFA (Wellington Homes)                                           6.750            09/01/2037          7,396,981
-----------------------------------------------------------------------------------------------------------------------------------
  54,530,000  WI H&EFA (WFS/WFMG Obligated Group) 4                                 5.250            08/15/2034         53,261,087
-----------------------------------------------------------------------------------------------------------------------------------
   1,300,000  WI H&EFA (Wisconsin Illinois Senior Hsg.)                             5.650            08/01/2021          1,297,413
-----------------------------------------------------------------------------------------------------------------------------------
   2,385,000  WI H&EFA (Wisconsin Illinois Senior Hsg.)                             5.800            08/01/2029          2,373,075
-----------------------------------------------------------------------------------------------------------------------------------
   6,920,000  WI Hsg. & Economic Devel. Authority 1                                 4.950            03/01/2024          6,846,994
-----------------------------------------------------------------------------------------------------------------------------------
  15,660,000  WI Hsg. & Economic Devel. Authority 1                                 5.150            06/01/2037         15,597,673
-----------------------------------------------------------------------------------------------------------------------------------
      40,000  WI Hsg. & EDA                                                         5.150            11/01/2045             39,834
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  WI Hsg. & EDA (Home Ownership)                                        5.200            03/01/2038          5,027,200
                                                                                                                    ---------------
                                                                                                                       199,824,218
-----------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
      20,000  Afton, WY National Rural Utilities (Lower Valley
              Power & Light)                                                        5.875            05/01/2026             20,224
-----------------------------------------------------------------------------------------------------------------------------------
     555,000  Jackson, WY National Rural Utilities Cooperative
              (Lower Valley Power & Light Company) 4                                5.875            05/01/2026            561,061
-----------------------------------------------------------------------------------------------------------------------------------
     320,000  Lincoln County, WY Pollution Control (PacifiCorp) 4                   5.625            11/01/2021            320,378
                                                                                                                    ---------------
                                                                                                                           901,663
                                                                                                                    ---------------
Total Municipal Bonds and Notes (Cost $11,083,948,147)                                                              10,745,593,541
-----------------------------------------------------------------------------------------------------------------------------------

      SHARES
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
   1,406,471  Northwest Airlines Corp. 11 (Cost $26,123,119)                                                            26,090,037
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.2%
-----------------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 $20,531,646  Delta Air Lines, Inc., Sr. Unsec. Nts. 6
              (Cost $20,326,331)                                                    8.000            12/01/2015         17,836,867
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $11,130,397,597)-135.6%                                                           10,789,520,445
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(35.6)                                                                        (2,832,279,921)
                                                                                                                    --------------
NET ASSETS-100.0%                                                                                                   $7,957,240,524
                                                                                                                    ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

4. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Illiquid security. The aggregate value of illiquid securities as of October 31, 2007 was $493,290,514, which represents 6.20% of the Fund's net assets. See accompanying Notes.

7. When-issued security or forward commitment to be delivered and settled after October 31, 2007. See accompanying Notes.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


                 50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

9. Issue is in default. See accompanying Notes.

10. Non-income producing security.

11. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                    CONTRACTS   EXPIRATION   EXERCISE      PREMIUM
                              SUBJECT TO CALL        DATES      PRICE     RECEIVED        VALUE
------------------------------------------------------------------------------------------------
Northwest Airlines Corp.                1,300     11/19/07   $  20.00   $  153,900   $   45,500
Northwest Airlines Corp.                3,175     11/19/07      17.50      299,873      476,250
Northwest Airlines Corp.                4,231     12/24/07      20.00      465,286      401,945
Northwest Airlines Corp.                5,358     12/24/07      17.50      943,635    1,098,390
                                                                        ------------------------
                                                                        $1,862,694   $2,022,085
                                                                        ========================

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA         Atlanta Devel. Authority
AHF         American Housing Foundation
CAU         Clark Atlanta University
CCRC        Continuing Care Retirement Community
CDA         Communities Devel. Authority
CFGH        Central Florida Group Homes
CHS         Catholic Health Service
COP         Certificates of Participation
CoMC        Community Medical Center
DRIVERS     Derivative Inverse Tax Exempt Receipts
EDA         Economic Devel. Authority
EDC         Economic Devel. Corp.
EDFA        Economic Devel. Finance Authority
EF&CD       Environmental Facilities and Community Devel.
GO          General Obligation
GPA         General Purpose Authority
H&EFA       Health and Educational Facilities Authority
H&EFB       Health and Educational Facilities Board
H&HEFA      Hospitals and Higher Education Facilities Authority
HDA         Hospital Devel. Authority
HDC         Housing Devel. Corp.
HE&HF       Higher Educational and Housing Facilities
HE&HFA      Higher Education and Health Facilities Authority
HE&HFB      Health Educational and Housing Facility Board
HFA         Housing Finance Agency
HFC         Housing Finance Corp.
HFDC        Health Facilities Devel. Corp.
HHCAHH      Home Health Care Agency of Holland Home
HHF         Holland Home Foundation
IDA         Industrial Devel. Agency
IDC         Industrial Devel. Corp.
IF&PCFA     Industrial Facilities & Pollution Control Financing Authority
JDAM        Julia Dyckman Andrus Memorial
JFK         John Fitzgerald Kennedy
JGCCF       Jewish Geriatric & Convalescent Center Foundation
LH          Lowman Home
LS          Lutheran Services
MHM         McKenna Health Management
MHS         McKenna Health System
MMH         McKenna Memorial Hospital
NH          Northgate Housing
NTH         North Terrace Housing
NYC         New York City
RD          Rehab Dimension
RHA         Resource Healthcare of America


                 51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

RITES           Residual Interest Tax Exempt Security
Res Rec         Resource Recovery Facility
ROLs            Residual Option Longs
SHS             Sunnyside Health Services
SJRNC           St. Johns Rehabilitation and Nursing Center
SPS             Sunnyside Properties Sarasota
SR              Sunnyside Retirement
TASC            Tobacco Settlement Asset-Backed Bonds
VH              Village Housing
VS              Village Shalom
VSCF            Village Shalom Charitable Foundation
WFMG            Wheaton Franciscan Medical Group
WFS             Wheaton Franciscan Services
WSREC           West Suburban Recycling and Energy Corp.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2007, the Fund had purchased $920,333,588 of securities issued on a when-issued basis or forward commitment and sold $259,451,868 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more


                 52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

volatile than comparable fixed rate securities. The Fund will not invest more than 35% of its total assets in inverse floaters. Inverse floaters amount to $614,683,506 as of October 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2007, municipal bond holdings with a value of $3,414,220,947 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,799,537,441 in short-term floating rate notes issued and outstanding at that date.

At October 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                                                      VALUE AS OF
   PRINCIPAL                                                                       COUPON              MATURITY       OCTOBER 31,
      AMOUNT  INVERSE FLOATER 1                                                   RATES 2                 DATES              2007
---------------------------------------------------------------------------------------------------------------------------------
$  6,320,000  AL HFA ROLs                                                           8.820%              10/1/32     $   6,508,968
   1,815,000  AK HFC ROLs                                                           9.500               12/1/37         1,850,356
  41,500,000  AZ Health Facilities Authority ROLs 3                                 7.100                1/1/37        26,879,550
   4,460,000  AZ Health Facilities Authority ROLs 3                                11.350                1/1/37         2,888,742
  13,570,000  AZ Health Facilities Authority ROLs 3                                11.350                1/1/37         8,789,289
   1,750,000  AR Devel. Finance Authority (Single Family Mtg.) ROLs                 0.000 4              1/1/38         1,787,520
   2,550,000  AZ Reset Optional Certificates Trust II ROLs 3                        8.160                3/1/28         1,842,375
   5,425,000  Braxton County, WV Solid Waste Disposal ROLs 3                       10.250                5/1/25         4,909,408
              Brazos River Authority, TX Pollution Control (TXU Energy
   3,375,000  Company) 3                                                           10.100                5/1/29         2,319,705
   5,250,000  CA GO ROLs 3                                                          8.520               12/1/25         5,379,990
  14,375,000  CA GO ROLs 3                                                          9.130               12/1/36        14,598,963
  88,245,000  CA Golden State Tobacco Securitization Corp. RITES                    8.515                6/1/47        77,684,721
  23,315,000  Central Plains, NE Gas Energy ROLs                                    5.460               12/1/26        11,074,625
   5,000,000  Central Plains, NE Gas Energy ROLs                                    0.000 4             12/1/26         2,375,000
   4,000,000  Central Plains, NE Gas Energy ROLs                                    6.725               12/1/26         1,900,000
   3,000,000  Chelan County, WA Public Utility District RITES                       9.284                1/1/36         3,641,820
   2,000,000  Chicago, IL O'Hare International Airport ROLs                         8.850                1/1/34         2,037,400
   8,050,000  Chicago, IL O'Hare International Airport RITES                       10.870                1/1/29        10,713,584
   2,065,000  Clark County, NV Industrial Devel. RITES                              8.873               12/1/38         2,390,527
   2,500,000  Dallas-Fort Worth, TX International Airport ROLs                      8.870               11/1/35         2,502,900
   5,130,000  Detroit, MI Sewer Disposal System                                     5.448                7/1/32         4,257,900
   7,045,000  Detroit, MI Sewer Disposal ROLs                                       5.930                7/1/32         5,547,938
   2,595,000  District of Columbia HFA RITES                                        8.060               12/1/21         2,282,251


                 53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   6,150,000  FL HFC ROLs                                                           9.310                7/1/37         6,018,759
   2,500,000  FL HFC ROLs                                                           9.480                7/1/38         2,506,150
   7,360,000  Fulton County, GA RITES                                               7.460              11/15/28         5,409,600
   6,185,000  GA George L. Smith II World Congress Center Authority ROLs           10.770                7/1/20         7,211,463
   1,750,000  Halifax County, VA IDA RITES                                          9.173                6/1/28         2,188,585
   2,125,000  HI Dept. of Budget & Finance RITES                                    7.073                9/1/32         2,200,438
              Hialeah Gardens, FL Health Facilities Authority (Catholic
   3,000,000  Health Services Facilities) RITES                                     8.110               8/15/31         3,173,340
   2,465,000  Houston, TX HFC ROLs                                                  0.000 4             12/1/40         2,489,650
  20,000,000  IA Tobacco Settlement Authority ROLs 3                                9.440                6/1/46        16,672,800
   4,500,000  Jacksonville, FL Health Facilities Authority ROLs                    10.100              11/15/32         4,858,470
   6,000,000  Johnson City, TN H&EFB RITES                                          6.320                7/1/36         6,168,300
  13,475,000  Lehigh County, PA GPA ROLs 3                                          7.050               8/15/42         5,914,043
   3,115,000  Lehigh County, PA GPA ROLs 3                                          6.660               5/15/28         1,744,400
  19,650,000  Long Beach, CA Bond Finance Authority Natural Gas ROLs 3              0.000 4            11/15/33        16,948,125
   3,250,000  Long Beach, CA Harbor DRIVERS                                         9.561               5/15/27         3,576,690
   1,050,000  ME Hsg. Authority Mtg. ROLs                                           9.380              11/15/22         1,082,592
   1,850,000  MA H&EFA RITES                                                        7.920              11/15/32         1,157,564
   2,625,000  MA HFA ROLs                                                           0.000 4              6/1/49         2,693,513
   5,640,000  MA HFA ROLs                                                           8.880                7/1/22         5,596,685
  13,020,000  MA HFA RITES 3                                                        8.180                7/1/25        13,741,829
   2,475,000  MI Higher Education Student Loan Authority RITES                      8.473                9/1/26         2,792,048
   1,875,000  MI Hsg. Devel. Authority ROLs                                         9.510                6/1/39         1,899,938
              MI Strategic Fund Limited Obligation (Detroit Edison
   2,000,000  Company) ROLs                                                        10.880                6/1/30         2,347,800
              Milledgeville-Baldwin County, GA Devel. Authority (Georgia
   9,960,000  College & State University Foundation) ROLs                           6.360               10/1/33         7,345,500
              Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family
   1,993,645  Mtg.) ROLs                                                            8.850               11/1/38         1,839,098
   6,430,000  NJ Health Care RITES                                                  7.730              11/15/33         4,058,809
   2,110,000  North Little Rock, AR Residential Hsg. Facilities Board RITES         9.180               2/20/17         2,330,622
  31,000,000  Northern CA Gas Authority ROLs 3                                      6.710                7/1/27        17,825,000
   1,830,000  Oklahoma County, OK Finance Authority ROLs                           10.300               10/1/38         2,265,357
   9,450,000  Puerto Rico Sales Tax Financing Corp. ROLs 3                         11.500                8/1/57         5,670,000
   3,210,000  RI Hsg. & Mtg. Finance Corp. ROLs                                     9.680               10/1/47         3,030,946
   1,770,000  RI Hsg. & Mtg. Finance Corp. RITES                                    7.093               10/1/22         1,823,950
   2,875,000  RI Hsg. & Mtg. Finance Corp. ROLs                                     8.710               10/1/48         2,507,288
   3,052,000  Sabine Neches, TX HFC (Single Family Mtg.) ROLs                       8.360               12/1/39         2,592,369
   7,800,000  St. Joseph County, IN Hospital Authority ROLs                         7.860               8/15/46         4,875,000
  14,085,000  San Antonio, TX Convention Center ROLs                                7.510               7/15/39        13,959,360
   1,750,000  San Antonio, TX HFC (Multifamily Hsg.) ROLs                           9.480               7/20/47         1,472,205
   9,440,000  Sayre, PA Health Care Facilities (Guthrie Health) RITES 3             7.898              12/23/26         7,474,592
              Sayre, PA Health Care Facilities Authority (Guthrie Healthcare
   1,000,000  System) ROLs 3                                                        9.770               12/1/24           706,000
   2,670,000  Sayre, PA Health Care Facilities ROLs                                 7.610               12/1/31         1,836,158
   2,760,000  SC Hsg. Finance & Devel. Authority ROLs                               9.650                7/1/34         2,830,270
              Southern California Public Power Authority Natural Gas
  10,145,000  ROLs 3                                                                8.990               11/1/38         9,130,500


                 54 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   3,730,000  Tarrant County, TX HFC (Village Creek Apartments) RITES               8.990               4/20/48         3,018,018
   2,735,000  Tarrant County, TX HFC ROLs                                           9.510              12/20/48         2,737,024
   2,690,000  Tarrant County, TX HFC ROLs                                           9.470              12/20/47         2,329,594
  14,315,000  TX Municipal Gas Acquisition & Supply Corp. RITES                     7.430                6/1/32         9,272,398
   7,995,000  TX Municipal Gas Acquisition & Supply Corp. ROLs 3                    0.000 4             9/15/27         5,996,250
   5,450,000  TX Municipal Gas Acquisition & Supply Corp. RITES                     6.850              12/15/26         4,400,874
  70,200,000  TX Municipal Gas Acquisition & Supply Corp. ROLs 3                    0.000 4            12/15/17        52,211,250
 144,595,000  TX Municipal Gas Acquisition & Supply Corp. ROLs 3                    0.000 4            12/15/26        75,912,373
   3,000,000  TX Veterans Hsg. Assistance RITES                                     9.881                6/1/29         3,188,520
   2,500,000  TX GO RITES                                                          11.273               12/1/28         2,749,400
              TX Dept. of Hsg. & Community Affairs (Multifamily Hsg.)
   1,690,000  ROLs                                                                  0.000 4             6/20/47         1,713,930
  10,000,000  TX Dept. of Hsg. & Community Affairs RITES                            7.010                7/1/34         9,504,200
              Tulsa County, OK Home Finance Authority (Single Family
   6,095,000  Mtg.) ROLs                                                            9.710               12/1/38         6,400,360
   3,750,000  VA Hsg. Devel. Authority ROLs                                         9.270               10/1/35         3,760,800
   3,290,000  WA HFC ROLs                                                           9.480                6/1/37         3,282,498
   3,565,000  WV Hsg. Devel. Fund RITES                                             8.510               11/1/32         3,821,965
   1,815,000  WV Hsg. Devel. Fund ROLs                                              9.670                5/1/38         1,795,688
   1,730,000  WI Hsg. & EDA ROLs                                                    8.660                3/1/24         1,656,994
   2,610,000  WI Hsg. & EDA RITES                                                   8.450                9/1/24         2,547,672
   2,000,000  WI H&EFA RITES                                                        7.777               2/15/32         2,254,360
                                                                                                                    --------------
                                                                                                                    $ 614,683,506
                                                                                                                    ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 51-52 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

4. This inverse floater settles at a future date, at which time the interest rate will be determined.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $1,757,965,000.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2007, securities with an aggregate market value of $29,202,900, representing 0.37% of the Fund's net assets, were in default.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of October 31, 2007, securities with an aggregate market value of $6,741,914, representing 0.08% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $476,625.


                 55 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended October 31, 2007 was as follows:

                                                   CALL OPTIONS
                                     ---------------------------
                                      NUMBER OF       AMOUNT OF
                                      CONTRACTS        PREMIUMS
----------------------------------------------------------------
Options outstanding as of
July 31, 2007                                --    $         --
Options written                          22,655       2,814,933
Options closed or expired                (3,551)       (380,126)
Options exercised                        (5,040)       (572,113)
                                     ---------------------------
Options outstanding as of
October 31, 2007                         14,064    $  1,862,694
                                     ===========================

ILLIQUID SECURITIES

As of October 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the


                 56 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2773% as of October 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                          $ 11,217,557,672
Federal tax cost of other investments                         (1,862,694)
                                                        -----------------
Total federal tax cost                                  $ 11,215,694,978
                                                        =================

Gross unrealized appreciation                           $    193,939,381
Gross unrealized depreciation                               (622,136,000)
                                                        -----------------
Net unrealized depreciation                             $   (428,196,619)
                                                        =================


                 57 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS


Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                       COUPON             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--115.8%
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--82.6%
$    445,000  Allegheny County, PA Airport (Pittsburgh
              International Airport)                                               5.250%            01/01/2016     $     450,536
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Allegheny County, PA COP                                             5.000             12/01/2028            10,247
----------------------------------------------------------------------------------------------------------------------------------
   6,975,000  Allegheny County, PA GO 1                                            4.139 2           11/01/2026         6,766,200
----------------------------------------------------------------------------------------------------------------------------------
  17,775,000  Allegheny County, PA GO                                              4.139 2           11/01/2026        17,241,750
----------------------------------------------------------------------------------------------------------------------------------
     130,000  Allegheny County, PA HDA (Catholic Health East)                      5.375             11/15/2022           134,070
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Allegheny County, PA HDA (Catholic Health East)                      5.500             11/15/2032            40,996
----------------------------------------------------------------------------------------------------------------------------------
      80,000  Allegheny County, PA HDA (Jefferson Regional
              Medical Center)                                                      5.125             05/01/2025            79,726
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Allegheny County, PA HDA (Jefferson Regional
              Medical Center)                                                      5.125             05/01/2029            24,521
----------------------------------------------------------------------------------------------------------------------------------
   3,150,000  Allegheny County, PA HDA (Ohio Valley General
              Hospital)                                                            5.125             04/01/2035         2,981,475
----------------------------------------------------------------------------------------------------------------------------------
   3,600,000  Allegheny County, PA HDA (Ohio Valley General
              Hospital)                                                            5.450             01/01/2028         3,612,168
----------------------------------------------------------------------------------------------------------------------------------
      55,000  Allegheny County, PA HDA (Pittsburgh Mercy
              Health System)                                                       5.625             08/15/2026            59,135
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Allegheny County, PA HDA (The Covenant at South
              Hills) 3,4,5                                                         7.700             02/01/2008            13,000
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Allegheny County, PA HDA (The Covenant at South
              Hills) 3,5                                                           7.800             02/01/2009            15,036
----------------------------------------------------------------------------------------------------------------------------------
   1,535,000  Allegheny County, PA HDA (The Covenant at South
              Hills) 3,5                                                           8.625             02/01/2021           787,639
----------------------------------------------------------------------------------------------------------------------------------
     305,000  Allegheny County, PA HDA (The Covenant at South
              Hills) 3,5                                                           8.750             02/01/2031           155,455
----------------------------------------------------------------------------------------------------------------------------------
  31,095,000  Allegheny County, PA HDA (UPMC Health System)                        4.410             02/01/2037        29,384,775
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Allegheny County, PA HDA (UPMC Health System)                        5.000             11/01/2016             5,112
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Allegheny County, PA HDA (UPMC Health System)                        5.000             12/15/2018            10,250
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Allegheny County, PA HDA (UPMC Health System)                        5.000             11/01/2023            20,382
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Allegheny County, PA HDA (West Penn Allegheny
              Health System)                                                       5.375             11/15/2040         9,640,900
----------------------------------------------------------------------------------------------------------------------------------
  12,725,000  Allegheny County, PA HDA (West Penn Allegheny
              Health System)                                                       9.250             11/15/2030        15,029,498
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Allegheny County, PA HEBA (Chatham College)                          5.250             11/15/2019            50,020
----------------------------------------------------------------------------------------------------------------------------------
   2,020,000  Allegheny County, PA HEBA (Chatham College)                          5.750             11/15/2028         2,086,781
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  Allegheny County, PA HEBA (Chatham College)                          5.750             11/15/2035         8,221,200
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Allegheny County, PA HEBA (Chatham College)                          5.850             03/01/2022         1,042,150
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Allegheny County, PA HEBA (Chatham College)                          5.950             03/01/2032         1,033,380
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Allegheny County, PA HEBA (Robert Morris
              University)                                                          6.000             05/01/2028            16,952
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Allegheny County, PA HEBA (Thiel College)                            5.375             11/15/2019            15,236
----------------------------------------------------------------------------------------------------------------------------------
     110,000  Allegheny County, PA HEBA (Thiel College)                            5.375             11/15/2029           110,314
----------------------------------------------------------------------------------------------------------------------------------
   3,245,000  Allegheny County, PA HEBA (Waynesburg College)                       4.800             05/01/2036         3,069,770
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Allegheny County, PA IDA (ARC Allegheny
              Foundation)                                                          5.000             12/01/2028            10,003
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Allegheny County, PA IDA (Coltec Industries)                         7.250             06/01/2008             4,986
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Allegheny County, PA IDA (RR/RRSW/RRDC
              Obligated Group)                                                     5.000             09/01/2021           990,870
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Allegheny County, PA IDA (RR/RRSW/RRDC
              Obligated Group)                                                     5.100             09/01/2026         1,225,450
----------------------------------------------------------------------------------------------------------------------------------


                   1 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON              MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  Allegheny County, PA IDA (RR/RRSW/RRDC
              Obligated Group)                                                     5.125%            09/01/2031     $   1,440,105
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Allegheny County, PA IDA (USX Corp.)                                 5.500             12/01/2029           100,806
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Allegheny County, PA IDA (USX Corp.)                                 5.600             09/01/2030           401,900
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Allegheny County, PA IDA (USX Corp.)                                 6.000             01/15/2014            25,442
----------------------------------------------------------------------------------------------------------------------------------
     270,000  Allegheny County, PA IDA (USX Corp.)                                 6.100             01/15/2018           275,279
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Allegheny County, PA IDA (USX Corp.)                                 6.100             07/15/2020            20,391
----------------------------------------------------------------------------------------------------------------------------------
   2,390,000  Allegheny County, PA Redevel. Authority
              (Pittsburgh Mills)                                                   5.100             07/01/2014         2,397,744
----------------------------------------------------------------------------------------------------------------------------------
  18,125,000  Allegheny County, PA Redevel. Authority
              (Pittsburgh Mills)                                                   5.600             07/01/2023        18,353,013
----------------------------------------------------------------------------------------------------------------------------------
     140,000  Allegheny County, PA Redevel. Authority (Robinson
              Mall)                                                                6.875             11/01/2017           150,025
----------------------------------------------------------------------------------------------------------------------------------
   7,545,000  Allegheny County, PA Redevel. Authority (Robinson
              Mall)                                                                7.000             11/01/2017         8,111,554
----------------------------------------------------------------------------------------------------------------------------------
   5,210,000  Allegheny County, PA Residential Finance Authority
              (Cambridge Square Apartments)                                        4.600             01/15/2037         4,979,718
----------------------------------------------------------------------------------------------------------------------------------
     950,000  Allegheny County, PA Residential Finance Authority
              (Single Family Mtg.)                                                 4.850             11/01/2028           927,381
----------------------------------------------------------------------------------------------------------------------------------
   1,295,000  Allegheny County, PA Residential Finance Authority
              (Single Family Mtg.)                                                 4.900             11/01/2027         1,276,326
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Allegheny County, PA Residential Finance Authority
              (Single Family Mtg.)                                                 4.950             11/01/2037         1,946,680
----------------------------------------------------------------------------------------------------------------------------------
   1,255,000  Allegheny County, PA Residential Finance Authority
              (Single Family Mtg.)                                                 5.000             05/01/2035         1,239,300
----------------------------------------------------------------------------------------------------------------------------------
     450,000  Allegheny County, PA Residential Finance Authority
              (Single Family Mtg.)                                                 5.150             11/01/2016           459,738
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Allegheny County, PA Sanitation Authority                            5.000             12/01/2030         1,040,060
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Armstrong County, PA IDA (Kittanning Care Center)                    5.375             08/20/2012            10,420
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Bald Eagle Township, PA Sewer Authority                              5.100             09/15/2021           100,137
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Beaver County, PA Hospital Authority (Valley Health
              System)                                                              5.000             05/15/2028             5,071
----------------------------------------------------------------------------------------------------------------------------------
     275,000  Beaver County, PA IDA (J. Ray McDermott and
              Company)                                                             6.800             02/01/2009           278,383
----------------------------------------------------------------------------------------------------------------------------------
     245,000  Beaver County, PA IDA (Pennsylvania Power and
              Light Company)                                                       5.375             06/01/2028           251,380
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Bedford County, PA IDA (Brown Group)                                 7.125             02/01/2009            25,030
----------------------------------------------------------------------------------------------------------------------------------
     300,000  Berks County, PA Municipal Authority (RHMC/HW
              Obligated Group)                                                     5.000             03/01/2028           304,998
----------------------------------------------------------------------------------------------------------------------------------
   2,460,000  Blair County, PA IDA (The Village at Penn State
              Retirement Community)                                                6.050             01/01/2034         2,451,611
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Blair County, PA IDA (The Village at Penn State
              Retirement Community)                                                6.400             01/01/2012            65,736
----------------------------------------------------------------------------------------------------------------------------------
   4,140,000  Blair County, PA IDA (The Village at Penn State
              Retirement Community)                                                6.900             01/01/2022         4,275,833
----------------------------------------------------------------------------------------------------------------------------------
   7,135,000  Blair County, PA IDA (The Village at Penn State
              Retirement Community)                                                7.000             01/01/2034         7,366,602
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Blair County, PA IDA (The Village at Penn State
              Retirement Community) 3,4,5                                         10.000             01/01/2012             3,500
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Bonneauville Borough, PA Municipal Authority 6                       5.000             06/01/2027           501,295
----------------------------------------------------------------------------------------------------------------------------------
   1,580,000  Bonneauville Borough, PA Municipal Authority 6                       5.250             06/01/2037         1,586,636
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Bonneauville Borough, PA Municipal Authority 6                       5.300             06/01/2043         2,014,680
----------------------------------------------------------------------------------------------------------------------------------


                   2 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                       COUPON             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  5,500,000  Bradford County, PA IDA (International Paper
              Company)                                                             5.200%            12/01/2019     $   5,496,315
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Brighton Township, PA Municipal Authority                            5.100             07/15/2022           503,810
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Bucks County, PA IDA (Ann's Choice)                                  6.125             01/01/2025         3,087,180
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Bucks County, PA IDA (Ann's Choice)                                  6.250             01/01/2035         3,081,360
----------------------------------------------------------------------------------------------------------------------------------
     525,000  Bucks County, PA IDA (Chandler Hall Health Care
              Facility)                                                            5.700             05/01/2009           521,551
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Bucks County, PA IDA (Chandler Hall Health Care
              Facility)                                                            6.200             05/01/2019           979,440
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Bucks County, PA IDA (Chandler Hall Health Care
              Facility)                                                            6.300             05/01/2029             9,631
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Bucks County, PA IDA (Pennswood Village)                             5.800             10/01/2020            16,191
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  Bucks County, PA IDA (Pennsylvania Suburban
              Water Company) 1                                                     5.550             09/01/2032         8,256,600
----------------------------------------------------------------------------------------------------------------------------------
     255,000  Bucks County, PA IDA (Pennsylvania Suburban
              Water Company)                                                       5.550             09/01/2032           263,178
----------------------------------------------------------------------------------------------------------------------------------
      80,000  Bucks County, PA IDA (USX Corp.)                                     5.600             03/01/2033            80,714
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Butler County, PA Hospital Authority (Butler
              Memorial Hospital)                                                   5.250             07/01/2012            10,012
----------------------------------------------------------------------------------------------------------------------------------
      85,000  Butler County, PA Hospital Authority (Butler
              Memorial Hospital)                                                   5.250             07/01/2016            85,106
----------------------------------------------------------------------------------------------------------------------------------
     105,000  Butler County, PA Hospital Authority (Butler
              Memorial Hospital)                                                   5.250             07/01/2016           105,131
----------------------------------------------------------------------------------------------------------------------------------
     480,000  Butler County, PA IDA (Greenview Gardens
              Apartments)                                                          6.000             07/01/2023           498,912
----------------------------------------------------------------------------------------------------------------------------------
     880,000  Butler County, PA IDA (Greenview Gardens
              Apartments)                                                          6.250             07/01/2033           918,799
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Cambria County, PA GO                                                5.000             08/15/2023            66,174
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Cambridge, PA Area Joint Authority                                   5.250             12/01/2021           200,188
----------------------------------------------------------------------------------------------------------------------------------
     900,000  Chartiers Valley, PA Industrial & Commercial Devel.
              Authority (Asbury Health Center)                                     5.750             12/01/2022           905,643
----------------------------------------------------------------------------------------------------------------------------------
   7,870,000  Chester County, PA H&EFA (Chester County
              Hospital) 7                                                          5.875             07/01/2016         7,923,123
----------------------------------------------------------------------------------------------------------------------------------
     700,000  Chester County, PA H&EFA (Chester County
              Hospital)                                                            6.750             07/01/2031           737,100
----------------------------------------------------------------------------------------------------------------------------------
     150,000  Chester County, PA H&EFA (Devereaux Foundation)                      5.500             05/01/2027           151,682
----------------------------------------------------------------------------------------------------------------------------------
      95,000  Chester County, PA H&EFA (Devereaux Foundation)                      6.000             11/01/2019           100,445
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Chester County, PA H&EFA (Immaculata College)                        5.300             10/15/2011            25,002
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Chester County, PA H&EFA (Immaculata College)                        5.400             10/15/2012            30,003
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Chester County, PA H&EFA (Immaculata College)                        5.600             10/15/2018            50,316
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Chester County, PA H&EFA (Immaculata College)                        5.625             10/15/2027            24,851
----------------------------------------------------------------------------------------------------------------------------------
     330,000  Chester County, PA H&EFA (Jefferson Health
              System)                                                              5.375             05/15/2027           335,151
----------------------------------------------------------------------------------------------------------------------------------
   7,500,000  Chester County, PA H&EFA (Jenners Pond)                              7.625             07/01/2034         8,876,925
----------------------------------------------------------------------------------------------------------------------------------
   2,040,000  Chester County, PA IDA (Collegium Charter School)                    5.500             04/15/2031         2,063,990
----------------------------------------------------------------------------------------------------------------------------------
   1,215,000  Chester County, PA IDA (Renaissance Academy-
              Edison Charter School)                                               5.250             10/01/2010         1,219,338
----------------------------------------------------------------------------------------------------------------------------------
   1,870,000  Chester County, PA IDA (Renaissance Academy-
              Edison Charter School)                                               5.625             10/01/2015         1,881,127
----------------------------------------------------------------------------------------------------------------------------------
  23,915,000  Chester County, PA IDA Water Facilities Authority
              (Aqua Pennsylvania)                                                  5.000             02/01/2041        23,893,955
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Chester, PA Upland School Authority                                  5.250             09/01/2017           100,136
----------------------------------------------------------------------------------------------------------------------------------


                   3 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                       COUPON             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Clarion County, PA Hospital Authority (Clarion
              Hospital)                                                            5.750%            07/01/2012     $   1,001,530
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Clarion County, PA Hospital Authority (Clarion
              Hospital)                                                            5.750             07/01/2017            15,023
----------------------------------------------------------------------------------------------------------------------------------
     800,000  Crawford County, PA Hospital Authority (Wesbury
              United Methodist Community)                                          6.125             08/15/2019           814,904
----------------------------------------------------------------------------------------------------------------------------------
   4,500,000  Cumberland County, PA Municipal Authority
              (Diakon Lutheran Ministries)                                         5.000             01/01/2036         4,231,350
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Cumberland County, PA Municipal Authority
              (Presbyterian Homes)                                                 5.000             12/01/2020         1,016,580
----------------------------------------------------------------------------------------------------------------------------------
   1,950,000  Cumberland County, PA Municipal Authority
              (Presbyterian Homes)                                                 5.000             12/01/2021         1,977,105
----------------------------------------------------------------------------------------------------------------------------------
   1,685,000  Cumberland County, PA Municipal Authority
              (Wesley Affiliated Services)                                         7.250             01/01/2035         1,977,364
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Delaware County, PA Authority (CCMC)                                 5.300             12/01/2027            60,181
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Delaware County, PA Authority
              (CCMC/CKHS/DCMH Obligated Group)                                     5.375             12/01/2018            15,233
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Delaware County, PA Authority
              (CCMC/CKHS/DCMH Obligated Group)                                     6.250             12/15/2022            27,922
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Delaware County, PA Authority
              (CCMC/CKHS/DCMH Obligated Group)                                     6.250             12/15/2031            27,922
----------------------------------------------------------------------------------------------------------------------------------
     120,000  Delaware County, PA Authority
              (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated
              Group)                                                               5.375             11/15/2023           126,066
----------------------------------------------------------------------------------------------------------------------------------
   2,530,000  Delaware County, PA Authority (Neumann College)                      6.000             10/01/2031         2,606,634
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Delaware County, PA Authority (Riddle Memorial
              Hospital)                                                            5.000             01/01/2028            10,112
----------------------------------------------------------------------------------------------------------------------------------
     175,000  Delaware County, PA Authority (Riddle Memorial
              Hospital)                                                            5.250             01/01/2016           177,175
----------------------------------------------------------------------------------------------------------------------------------
   7,010,000  Delaware County, PA IDA (American Ref-Fuel
              Company)                                                             6.100             07/01/2013         7,163,940
----------------------------------------------------------------------------------------------------------------------------------
   5,025,000  Delaware County, PA IDA (American Ref-Fuel
              Company)                                                             6.200             07/01/2019         5,135,098
----------------------------------------------------------------------------------------------------------------------------------
      55,000  Delaware County, PA IDA (Aqua Pennsylvania)                          5.000             11/01/2037            55,216
----------------------------------------------------------------------------------------------------------------------------------
     900,000  Delaware County, PA IDA (Aqua Pennsylvania)                          5.000             11/01/2038           903,537
----------------------------------------------------------------------------------------------------------------------------------
   4,630,000  Delaware County, PA IDA (Naamans Creek)                              7.000             12/01/2036         4,479,016
----------------------------------------------------------------------------------------------------------------------------------
   5,370,000  Delaware County, PA IDA (Pennsylvania Suburban
              Water Company)                                                       5.150             09/01/2032         5,452,537
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Delaware County, PA IDA (Pennsylvania Suburban
              Water Company)                                                       5.350             10/01/2031            46,118
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Delaware County, PA IDA (Pennsylvania Suburban
              Water Company)                                                       6.000             06/01/2029            25,992
----------------------------------------------------------------------------------------------------------------------------------
  11,000,000  Delaware County, PA IDA Water Facilities (Aqua
              Pennsylvania) 1                                                      5.000             11/01/2037        11,043,230
----------------------------------------------------------------------------------------------------------------------------------
  18,000,000  Delaware County, PA IDA Water Facilities (Aqua
              Pennsylvania) 1                                                      5.000             11/01/2038        18,070,740
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Delaware River Port Authority PA/NJ                                  5.000             01/01/2026            50,545
----------------------------------------------------------------------------------------------------------------------------------
      70,000  Delaware River Port Authority PA/NJ                                  5.400             01/01/2014            70,220
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Delaware River Port Authority PA/NJ                                  5.400             01/01/2015           200,628
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Delaware River Port Authority PA/NJ                                  5.400             01/01/2016         2,006,280
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Delaware River Port Authority PA/NJ                                  5.450             01/01/2012            10,032
----------------------------------------------------------------------------------------------------------------------------------
     405,000  Delaware River Port Authority PA/NJ                                  5.500             01/01/2026           406,337
----------------------------------------------------------------------------------------------------------------------------------


                   4 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                       COUPON             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$ 25,000,000  Delaware Valley, PA Regional Financial Authority 1                   4.490% 2          06/01/2037     $  23,188,437
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Derry Township, PA GO                                                5.700             09/15/2013            10,017
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Doylestown, PA Hospital Authority (Doylestown
              Hospital)                                                            5.000             07/01/2014            10,010
----------------------------------------------------------------------------------------------------------------------------------
     375,000  Doylestown, PA Hospital Authority (Doylestown
              Hospital)                                                            5.000             07/01/2023           375,278
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Doylestown, PA Hospital Authority (Doylestown
              Hospital)                                                            5.000             07/01/2023           200,148
----------------------------------------------------------------------------------------------------------------------------------
      15,000  East Hempfield Township, PA IDA (Homestead
              Village)                                                             6.375             11/01/2023            15,000
----------------------------------------------------------------------------------------------------------------------------------
     140,000  Erie County, PA IDA (International Paper Company)                    5.000             11/01/2018           137,964
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Erie County, PA IDA (International Paper Company)                    5.850             12/01/2020            10,155
----------------------------------------------------------------------------------------------------------------------------------
   1,765,000  Erie, PA Higher Education Building Authority
              (Gannon University)                                                  5.000             05/01/2027         1,772,960
----------------------------------------------------------------------------------------------------------------------------------
   2,505,000  Erie, PA Higher Education Building Authority
              (Gannon University)                                                  5.000             05/01/2032         2,466,749
----------------------------------------------------------------------------------------------------------------------------------
   2,035,000  Erie, PA Higher Education Building Authority
              (Gannon University)                                                  5.000             05/01/2035         1,996,233
----------------------------------------------------------------------------------------------------------------------------------
   2,755,000  Erie-Western PA Port Authority                                       5.125             06/15/2016         2,834,124
----------------------------------------------------------------------------------------------------------------------------------
      70,000  Falls Township, PA Hospital Authority (Delaware
              Valley Medical Center)                                               7.000             08/01/2022            70,424
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Ferndale, PA Area School District GO                                 6.750             07/15/2009            30,074
----------------------------------------------------------------------------------------------------------------------------------
     365,000  Forest Hills, PA GO                                                  5.050             05/01/2019           365,394
----------------------------------------------------------------------------------------------------------------------------------
   7,435,000  Franklin County, PA IDA (Menno Haven Penn Hall)                      5.900 2           07/01/2023         7,435,000
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Franklin County, PA IDA (The Chambersburg
              Hospital)                                                            5.000             07/01/2022            45,297
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Gettysburg, PA Municipal Authority (Gettysburg
              College)                                                             5.000             08/15/2023            10,181
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Grove City, PA Area Hospital Authority (United
              Community Hospital)                                                  5.250             07/01/2012            45,224
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Harrisburg, PA University Authority (Harrisburg
              University of Science)                                               5.400             09/01/2016         1,516,155
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Hazelton, PA Area School District                                    5.000             03/01/2011            25,102
----------------------------------------------------------------------------------------------------------------------------------
   7,265,000  Horsham, PA Industrial and Commercial Devel.
              Authority (Pennsylvania LTC)                                         6.000             12/01/2037         7,086,644
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Indiana County, PA IDA Pollution Control
              (Metropolitan Edison Company)                                        5.950             05/01/2027            40,858
----------------------------------------------------------------------------------------------------------------------------------
     115,000  Indiana County, PA IDA Pollution Control (PSEG
              Power LLC)                                                           5.850             06/01/2027           118,439
----------------------------------------------------------------------------------------------------------------------------------
     380,000  Jeannette, PA Health Services Authority (Jeannette
              District Memorial Hospital)                                          6.000             11/01/2018           374,897
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Lancaster County, PA Hospital Authority (Lancaster
              General Hospital)                                                    5.500             03/15/2026            10,989
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Lancaster County, PA Hospital Authority (Landis
              Homes Retirement Community)                                          5.700             09/01/2018            25,001
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Lancaster County, PA Hospital Authority (Landis
              Homes Retirement Community)                                          5.750             09/01/2023            19,999
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Lancaster County, PA Hospital Authority (Masonic
              Homes of Pennsylvania)                                               5.300             11/15/2007           100,044
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Lancaster County, PA Hospital Authority (St. Anne's
              Home for the Aged)                                                   6.500             04/01/2015            25,018
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Lancaster County, PA IDA (Garden Spot Village)                       7.600             05/01/2022            44,285
----------------------------------------------------------------------------------------------------------------------------------


                   5 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                       COUPON             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     25,000  Lancaster County, PA Solid Waste Management
              Authority                                                            5.000%            12/15/2014     $      25,491
----------------------------------------------------------------------------------------------------------------------------------
   5,905,000  Langhorne Manor Boro, PA Higher Education
              Authority (Lower Bucks Hospital)                                     7.350             07/01/2022         5,963,460
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Langhorne Manor Boro, PA Higher Education
              Authority (Philadelphia Biblical University)                         5.200             04/01/2020           994,800
----------------------------------------------------------------------------------------------------------------------------------
     575,000  Langhorne Manor Boro, PA Higher Education
              Authority (Philadelphia Biblical University)                         5.500             04/01/2025           576,880
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Latrobe, PA IDA (St. Vincent College)                                5.375             05/01/2013            10,497
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Latrobe, PA IDA (St. Vincent College)                                5.700             05/01/2031            36,031
----------------------------------------------------------------------------------------------------------------------------------
  14,025,000  Lawrence County, PA IDA (Shenango Presbyterian
              Center)                                                              5.625             11/15/2037        13,333,848
----------------------------------------------------------------------------------------------------------------------------------
   1,020,000  Lehigh County, PA GPA (Bible Fellowship Church
              Home)                                                                6.000             12/15/2023         1,027,976
----------------------------------------------------------------------------------------------------------------------------------
   1,060,000  Lehigh County, PA GPA (Bible Fellowship Church
              Home)                                                                7.625             11/01/2021         1,154,170
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Lehigh County, PA GPA (Bible Fellowship Church
              Home)                                                                7.750             11/01/2033           816,285
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Lehigh County, PA GPA (Good Shepherd
              Rehabilitation Hospital)                                             5.250             11/15/2027            45,938
----------------------------------------------------------------------------------------------------------------------------------
   2,525,000  Lehigh County, PA GPA (Kidspeace Obligated
              Group)                                                               5.800             11/01/2012         2,532,550
----------------------------------------------------------------------------------------------------------------------------------
   1,265,000  Lehigh County, PA GPA (Kidspeace Obligated
              Group)                                                               5.800             11/01/2012         1,305,417
----------------------------------------------------------------------------------------------------------------------------------
   8,190,000  Lehigh County, PA GPA (Kidspeace Obligated
              Group) 7                                                             6.000             11/01/2018         8,207,772
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Lehigh County, PA GPA (Kidspeace Obligated
              Group)                                                               6.000             11/01/2018         2,061,020
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Lehigh County, PA GPA (Kidspeace Obligated
              Group)                                                               6.000             11/01/2023         1,094,412
----------------------------------------------------------------------------------------------------------------------------------
   3,415,000  Lehigh County, PA GPA (Kidspeace Obligated
              Group)                                                               6.000             11/01/2023         3,509,527
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Lehigh County, PA GPA (Lehigh Valley Health
              Network)                                                             5.000             07/01/2028            60,913
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Lehigh County, PA GPA (Lehigh Valley Hospital)                       5.625             07/01/2015           101,139
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Lehigh County, PA GPA (Lehigh Valley
              Hospital/Muhlenberg Hospital Center/MCCC
              Obligated Group)                                                     5.000             07/01/2028            10,152
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Lehigh County, PA GPA (Lehigh Valley
              Hospital/Muhlenberg Hospital Center/MCCC
              Obligated Group)                                                     5.000             07/01/2028             5,076
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Lehigh County, PA GPA (St. Lukes Hospital
              Bethlehem)                                                           5.375             08/15/2033            32,652
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Lehigh County, PA IDA (Lifepath)                                     5.850             06/01/2008            99,721
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Lehigh County, PA Water Authority                                    5.000             11/01/2019           250,245
----------------------------------------------------------------------------------------------------------------------------------
     650,000  Lehigh-Northampton, PA Airport Authority (Lehigh
              Valley International Airport)                                        5.000             01/01/2021           668,876
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Lehigh-Northampton, PA Airport Authority (Lehigh
              Valley International Airport)                                        5.000             01/01/2023           767,175
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Lewistown Boro, PA Municipal Water Authority                         5.250             01/01/2028            15,043
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Luzerne County, PA Flood Protection Authority                        5.000             01/15/2023            10,077
----------------------------------------------------------------------------------------------------------------------------------
  12,640,000  Luzerne County, PA IDA (Pennsylvania-American
              Water Company) 1                                                     4.950             09/01/2034        12,853,869
----------------------------------------------------------------------------------------------------------------------------------


                   6 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                       COUPON             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     10,000  Luzerne County, PA IDA (Pennsylvania-American
              Water Company)                                                       5.100%            09/01/2034     $      10,101
----------------------------------------------------------------------------------------------------------------------------------
     115,000  Lycoming County, PA Hospital Authority
              (MVH/DPH Obligated Group)                                            5.250             11/15/2015           115,117
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Lycoming County, PA Hospital Authority
              (MVH/DPH Obligated Group)                                            5.500             11/15/2022            20,025
----------------------------------------------------------------------------------------------------------------------------------
      70,000  Lycoming County, PA Hospital Authority
              (WH/NCPHS Obligated Group)                                           5.250             11/15/2015            70,071
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Lycoming County, PA Hospital Authority
              (WH/NCPHS Obligated Group)                                           5.375             11/15/2010            60,080
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Mars, PA Area School District                                        5.000             09/01/2027            30,235
----------------------------------------------------------------------------------------------------------------------------------
   2,730,000  McKean County, PA Hospital Authority (Bradford
              Hospital)                                                            5.000             10/01/2020         2,744,960
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  McKean County, PA Hospital Authority (Bradford
              Hospital)                                                            5.250             10/01/2030         2,978,130
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Mifflin County, PA Hospital Authority (Lewiston
              Hospital)                                                            6.200             07/01/2030           108,870
----------------------------------------------------------------------------------------------------------------------------------
     645,000  Millcreek-Richland, PA Joint Authority                               5.250             08/01/2022           665,821
----------------------------------------------------------------------------------------------------------------------------------
   1,355,000  Millcreek-Richland, PA Joint Authority                               5.375             08/01/2027         1,402,181
----------------------------------------------------------------------------------------------------------------------------------
     875,000  Millcreek-Richland, PA Joint Authority                               5.375             08/01/2027           905,468
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Millcreek-Richland, PA Joint Authority                               5.500             08/01/2037         1,034,230
----------------------------------------------------------------------------------------------------------------------------------
   2,445,000  Millcreek-Richland, PA Joint Authority                               5.500             08/01/2037         2,528,692
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  Monroe County, PA Hospital Authority (Pocono
              Medical Center)                                                      5.250             01/01/2043         5,801,640
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Monroe County, PA Hospital Authority (Pocono
              Medical Center)                                                      5.625             01/01/2032            76,597
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Montgomery County, PA HEHA (Abington
              Memorial Hospital)                                                   5.000             06/01/2028            10,146
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Montgomery County, PA HEHA (Abington
              Memorial Hospital)                                                   5.125             06/01/2027            20,290
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Montgomery County, PA HEHA (Abington
              Memorial Hospital)                                                   5.125             06/01/2032            20,163
----------------------------------------------------------------------------------------------------------------------------------
   8,740,000  Montgomery County, PA HEHA (Arcadia
              University) 7                                                        5.000             04/01/2036         8,557,858
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Montgomery County, PA HEHA (Holy Redeemer
              Health System)                                                       5.250             10/01/2023            60,658
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Montgomery County, PA HEHA (Holy Redeemer
              Health System)                                                       5.250             10/01/2027            50,544
----------------------------------------------------------------------------------------------------------------------------------
      80,000  Montgomery County, PA HEHA (Holy Redeemer
              Physician & Ambulatory Services)                                     5.250             10/01/2023            80,877
----------------------------------------------------------------------------------------------------------------------------------
     900,000  Montgomery County, PA IDA (ACTS Retirement
              Life Community)                                                      5.250             11/15/2028           900,603
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  Montgomery County, PA IDA (Meadowood Corp.)                          6.250             12/01/2017         1,786,225
----------------------------------------------------------------------------------------------------------------------------------
     265,000  Montgomery County, PA IDA (Pennsylvania-
              American Water Company)                                              5.050             06/01/2029           265,411
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Montgomery County, PA IDA (Whitemarsh
              Continued Care)                                                      6.250             02/01/2035         2,555,150
----------------------------------------------------------------------------------------------------------------------------------
   3,840,000  Montgomery County, PA IDA (Wordsworth
              Academy)                                                             8.000             09/01/2024         3,845,453
----------------------------------------------------------------------------------------------------------------------------------
   2,965,000  New Morgan, PA IDA (Browning-Ferris Industries)                      6.500             04/01/2019         2,968,677
----------------------------------------------------------------------------------------------------------------------------------
   1,045,000  New Wilmington, PA Municipal Authority
              (Westminster College)                                                5.000             05/01/2027         1,049,713
----------------------------------------------------------------------------------------------------------------------------------


                   7 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                       COUPON             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  New Wilmington, PA Municipal Authority
              (Westminster College)                                                5.125%            05/01/2033     $     997,880
----------------------------------------------------------------------------------------------------------------------------------
      40,000  New Wilmington, PA Municipal Authority
              (Westminster College)                                                5.300             03/01/2018            40,224
----------------------------------------------------------------------------------------------------------------------------------
      55,000  New Wilmington, PA Municipal Authority
              (Westminster College)                                                5.350             03/01/2028            55,316
----------------------------------------------------------------------------------------------------------------------------------
     135,000  Northampton County, PA Higher Education
              Authority (Lafayette College)                                        5.000             11/01/2027           135,641
----------------------------------------------------------------------------------------------------------------------------------
      70,000  Northampton County, PA IDA (Kirkland Village)                        5.625             12/15/2019            69,449
----------------------------------------------------------------------------------------------------------------------------------
     170,000  Northampton County, PA IDA (Moravian Hall
              Square)                                                              5.350             07/01/2010           170,177
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Northampton County, PA IDA (Moravian Hall
              Square)                                                              5.550             07/01/2014            25,023
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Northampton County, PA IDA (Moravian Hall
              Square)                                                              5.700             07/01/2020            40,029
----------------------------------------------------------------------------------------------------------------------------------
   3,245,000  Northeastern PA Hospital & Education Authority
              (Luzerne County Community College)                                   5.150             08/15/2016         3,252,528
----------------------------------------------------------------------------------------------------------------------------------
     385,000  Northeastern PA Hospital & Education Authority
              (WVHCS)                                                              5.250             01/01/2026           390,101
----------------------------------------------------------------------------------------------------------------------------------
     830,000  Northumberland County, PA IDA (Aqua
              Pennsylvania)                                                        5.050             10/01/2039           834,532
----------------------------------------------------------------------------------------------------------------------------------
   1,175,000  Northumberland County, PA IDA (NHS Youth
              Services)                                                            5.500             02/15/2033         1,185,775
----------------------------------------------------------------------------------------------------------------------------------
   1,820,000  Northumberland County, PA IDA (NHS Youth
              Services)                                                            7.500             02/15/2029         1,910,636
----------------------------------------------------------------------------------------------------------------------------------
   3,855,000  Northumberland County, PA IDA (NHS Youth
              Services)                                                            7.750             02/15/2029         4,099,908
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  PA EDFA (30th Street Garage)                                         5.875             06/01/2033        10,318,300
----------------------------------------------------------------------------------------------------------------------------------
      50,000  PA EDFA (Amtrak)                                                     6.000             11/01/2011            52,709
----------------------------------------------------------------------------------------------------------------------------------
     250,000  PA EDFA (Amtrak)                                                     6.125             11/01/2021           260,338
----------------------------------------------------------------------------------------------------------------------------------
   5,005,000  PA EDFA (Amtrak)                                                     6.250             11/01/2031         5,169,915
----------------------------------------------------------------------------------------------------------------------------------
     945,000  PA EDFA (Amtrak)                                                     6.375             11/01/2041           981,761
----------------------------------------------------------------------------------------------------------------------------------
      25,000  PA EDFA (Fayette Thermal)                                            5.500             12/01/2021            25,480
----------------------------------------------------------------------------------------------------------------------------------
  14,700,000  PA EDFA (National Gypsum Company)                                    6.125             11/02/2027        14,957,250
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  PA EDFA (National Gypsum Company)                                    6.250             11/01/2027         5,117,400
----------------------------------------------------------------------------------------------------------------------------------
   7,700,000  PA EDFA (Northampton Generating)                                     6.400             01/01/2009         7,708,008
----------------------------------------------------------------------------------------------------------------------------------
   8,515,000  PA EDFA (Northampton Generating)                                     6.500             01/01/2013         8,606,877
----------------------------------------------------------------------------------------------------------------------------------
  21,800,000  PA EDFA (Northampton Generating)                                     6.600             01/01/2019        21,900,934
----------------------------------------------------------------------------------------------------------------------------------
   1,300,000  PA EDFA (Northampton Generating)                                     6.875             01/01/2011         1,296,451
----------------------------------------------------------------------------------------------------------------------------------
  12,000,000  PA EDFA (Northampton Generating)                                     6.950             01/01/2021        11,869,200
----------------------------------------------------------------------------------------------------------------------------------
      45,000  PA EDFA (Northwestern Human Services)                                5.125             06/01/2018            45,075
----------------------------------------------------------------------------------------------------------------------------------
   4,310,000  PA EDFA (Northwestern Human Services)                                5.250             06/01/2014         4,231,170
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  PA EDFA (Northwestern Human Services)                                5.250             06/01/2028         2,757,480
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  PA EDFA (Reliant Energy) 1                                           6.750             12/01/2036        10,720,850
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  PA EDFA (Reliant Energy)                                             6.750             12/01/2036         6,432,480
----------------------------------------------------------------------------------------------------------------------------------
  12,500,000  PA EDFA (Reliant Energy)                                             6.750             12/01/2036        13,401,000
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  PA EDFA (Reliant Energy)                                             6.750             12/01/2036         8,576,640
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  PA EDFA (Reliant Energy/Reliant Seward Obligated
              Group)                                                               6.750             12/01/2036         7,504,560
----------------------------------------------------------------------------------------------------------------------------------
  40,825,000  PA EDFA (USG Corp.)                                                  6.000             06/01/2031        41,168,747
----------------------------------------------------------------------------------------------------------------------------------
   4,870,000  PA EDFA (Waste Management)                                           5.100             10/01/2027         4,717,666
----------------------------------------------------------------------------------------------------------------------------------


                   8 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                       COUPON             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000  PA Geisinger Authority Health System (Geisinger
              Health System) 1                                                     4.359% 2          05/01/2037     $  18,300,000
----------------------------------------------------------------------------------------------------------------------------------
   1,050,000  PA Geisinger Authority Health System (Penn State
              Geisinger Health System Foundation)                                  5.000             08/15/2028         1,060,395
----------------------------------------------------------------------------------------------------------------------------------
      50,000  PA HEFA (Allegheny College)                                          5.000             11/01/2026            50,037
----------------------------------------------------------------------------------------------------------------------------------
      95,000  PA HEFA (Allegheny Delaware Valley Obligated
              Group)                                                               5.875             11/15/2021            96,091
----------------------------------------------------------------------------------------------------------------------------------
   1,025,000  PA HEFA (Assoc. of Independent Colleges &
              Universities)                                                        5.125             05/01/2032         1,026,148
----------------------------------------------------------------------------------------------------------------------------------
     100,000  PA HEFA (California University of Pennsylvania
              Student Assoc.)                                                      5.000             07/01/2028            96,740
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  PA HEFA (California University of Pennsylvania
              Student Assoc.)                                                      6.750             09/01/2020         1,605,825
----------------------------------------------------------------------------------------------------------------------------------
     110,000  PA HEFA (California University of Pennsylvania
              Student Assoc.)                                                      6.750             09/01/2032           116,854
----------------------------------------------------------------------------------------------------------------------------------
      50,000  PA HEFA (California University of Pennsylvania
              Student Assoc.)                                                      6.800             09/01/2025            53,277
----------------------------------------------------------------------------------------------------------------------------------
   1,475,000  PA HEFA (College of Science & Agriculture)                           5.350             04/15/2028         1,476,062
----------------------------------------------------------------------------------------------------------------------------------
   1,460,000  PA HEFA (Delaware Valley College of Science &
              Agriculture)                                                         5.650             04/15/2025         1,504,063
----------------------------------------------------------------------------------------------------------------------------------
     815,000  PA HEFA (Delaware Valley College of Science &
              Agriculture)                                                         5.750             04/15/2029           842,539
----------------------------------------------------------------------------------------------------------------------------------
     220,000  PA HEFA (Delaware Valley College of Science &
              Agriculture)                                                         5.750             04/15/2034           226,787
----------------------------------------------------------------------------------------------------------------------------------
   3,210,000  PA HEFA (Delaware Valley College of Science &
              Agriculture)                                                         5.800             04/15/2030         3,318,819
----------------------------------------------------------------------------------------------------------------------------------
   3,385,000  PA HEFA (Delaware Valley College of Science &
              Agriculture)                                                         5.800             04/15/2033         3,494,132
----------------------------------------------------------------------------------------------------------------------------------
   1,830,000  PA HEFA (Elizabethtown College)                                      5.000             12/15/2021         1,856,791
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  PA HEFA (Elizabethtown College)                                      5.000             12/15/2027         4,016,480
----------------------------------------------------------------------------------------------------------------------------------
      65,000  PA HEFA (Geneva College)                                             5.375             04/01/2023            66,790
----------------------------------------------------------------------------------------------------------------------------------
   1,820,000  PA HEFA (Geneva College)                                             5.375             04/01/2023         1,869,650
----------------------------------------------------------------------------------------------------------------------------------
     860,000  PA HEFA (Geneva College)                                             5.450             04/01/2018           883,727
----------------------------------------------------------------------------------------------------------------------------------
   1,035,000  PA HEFA (Geneva College)                                             6.125             04/01/2022         1,140,580
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  PA HEFA (Gwynedd-Mercy College)                                      5.000             05/01/2027         1,205,412
----------------------------------------------------------------------------------------------------------------------------------
      45,000  PA HEFA (Higher Education System)                                    5.000             06/15/2019            45,337
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  PA HEFA (La Salle University)                                        5.000             05/01/2037         1,954,740
----------------------------------------------------------------------------------------------------------------------------------
      50,000  PA HEFA (La Salle University)                                        5.500             05/01/2034            50,925
----------------------------------------------------------------------------------------------------------------------------------
     150,000  PA HEFA (La Salle University)                                        5.625             05/01/2017           150,866
----------------------------------------------------------------------------------------------------------------------------------
      10,000  PA HEFA (La Salle University)                                        5.700             05/01/2014            10,008
----------------------------------------------------------------------------------------------------------------------------------
     735,000  PA HEFA (Lycoming College)                                           5.250             11/01/2027           747,914
----------------------------------------------------------------------------------------------------------------------------------
   1,490,000  PA HEFA (Marywood University)                                        5.125             06/01/2029         1,499,238
----------------------------------------------------------------------------------------------------------------------------------
      60,000  PA HEFA (MCP/HUHS/AUS Obligated Group)                               5.875             11/15/2016            60,700
----------------------------------------------------------------------------------------------------------------------------------
       5,000  PA HEFA (MCP/HUHS/AUS Obligated Group)                               5.875             11/15/2016             5,058
----------------------------------------------------------------------------------------------------------------------------------
   3,040,000  PA HEFA (MCP/HUHS/AUS Obligated Group)                               5.875             11/15/2021         3,075,173
----------------------------------------------------------------------------------------------------------------------------------
     250,000  PA HEFA (Philadelphia University)                                    5.000             06/01/2035           245,583
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  PA HEFA (Philadelphia University)                                    5.125             06/01/2025         3,040,830
----------------------------------------------------------------------------------------------------------------------------------
   2,200,000  PA HEFA (Philadelphia University)                                    5.250             06/01/2032         2,220,614
----------------------------------------------------------------------------------------------------------------------------------
     250,000  PA HEFA (Philadelphia University)                                    6.000             06/01/2029           265,778
----------------------------------------------------------------------------------------------------------------------------------
     105,000  PA HEFA (St. Francis University)                                     5.750             11/01/2023           108,956
----------------------------------------------------------------------------------------------------------------------------------
   3,925,000  PA HEFA (St. Francis University)                                     6.250             11/01/2018         4,232,445
----------------------------------------------------------------------------------------------------------------------------------
      30,000  PA HEFA (State System Higher Education)                              5.125             06/15/2012            30,038
----------------------------------------------------------------------------------------------------------------------------------


                   9 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    100,000  PA HEFA (State System Higher Education)                               5.125%          06/15/2013     $      100,126
----------------------------------------------------------------------------------------------------------------------------------
   4,215,000  PA HEFA (University of the Arts)                                      5.000           09/15/2033          4,154,557
----------------------------------------------------------------------------------------------------------------------------------
      25,000  PA HEFA (University of the Arts)                                      5.750           03/15/2030             25,458
----------------------------------------------------------------------------------------------------------------------------------
     100,000  PA HEFA (UPMC Health System)                                          5.000           08/01/2029            101,893
----------------------------------------------------------------------------------------------------------------------------------
      30,000  PA HEFA (UPMC Health System)                                          6.000           01/15/2031             32,041
----------------------------------------------------------------------------------------------------------------------------------
   4,150,000  PA HEFA (Ursinus College)                                             5.000           01/01/2036          4,063,722
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  PA HEFA (Ursinus College)                                             5.250           01/01/2027          1,014,600
----------------------------------------------------------------------------------------------------------------------------------
     750,000  PA HEFA (Widener University)                                          5.000           07/15/2026            754,230
----------------------------------------------------------------------------------------------------------------------------------
     100,000  PA HEFA (Widener University)                                          5.250           07/15/2024            102,015
----------------------------------------------------------------------------------------------------------------------------------
      70,000  PA HEFA (Widener University)                                          5.400           07/15/2036             70,919
----------------------------------------------------------------------------------------------------------------------------------
   7,450,000  PA HFA (Single Family Mtg.)                                           4.700           10/01/2037          6,967,836
----------------------------------------------------------------------------------------------------------------------------------
      55,000  PA HFA (Single Family Mtg.)                                           5.050           10/01/2024             55,276
----------------------------------------------------------------------------------------------------------------------------------
   2,120,000  PA HFA (Single Family Mtg.)                                           5.450           10/01/2032          2,209,973
----------------------------------------------------------------------------------------------------------------------------------
   9,180,000  PA HFA (Single Family Mtg.), Series 61A                               5.450           10/01/2021          9,303,104
----------------------------------------------------------------------------------------------------------------------------------
   4,765,000  PA HFA (Single Family Mtg.), Series 61A                               5.500           04/01/2029          4,772,910
----------------------------------------------------------------------------------------------------------------------------------
     260,000  PA HFA (Single Family Mtg.), Series 61A                               5.500           04/01/2029            260,432
----------------------------------------------------------------------------------------------------------------------------------
      25,000  PA HFA (Single Family Mtg.), Series 62A                               5.200           10/01/2011             25,534
----------------------------------------------------------------------------------------------------------------------------------
     570,000  PA HFA (Single Family Mtg.), Series 63A                               5.448 8         04/01/2030            164,012
----------------------------------------------------------------------------------------------------------------------------------
      60,000  PA HFA (Single Family Mtg.), Series 64                                5.000           10/01/2017             60,340
----------------------------------------------------------------------------------------------------------------------------------
       5,000  PA HFA (Single Family Mtg.), Series 66A                               5.650           04/01/2029              5,084
----------------------------------------------------------------------------------------------------------------------------------
   2,975,000  PA HFA (Single Family Mtg.), Series 67A                               5.400           10/01/2024          3,013,556
----------------------------------------------------------------------------------------------------------------------------------
   4,740,000  PA HFA (Single Family Mtg.), Series 70A                               5.800           04/01/2027          4,847,314
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  PA HFA (Single Family Mtg.), Series 72A 1                             5.250           04/01/2021          8,370,760
----------------------------------------------------------------------------------------------------------------------------------
  11,400,000  PA HFA (Single Family Mtg.), Series 73A 1                             5.350           10/01/2022         11,554,812
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  PA HFA (Single Family Mtg.), Series 74B 1                             5.150           10/01/2022         10,103,700
----------------------------------------------------------------------------------------------------------------------------------
   1,020,000  PA HFA (Single Family Mtg.), Series 74B                               5.150           10/01/2022          1,030,577
----------------------------------------------------------------------------------------------------------------------------------
   3,030,000  PA HFA (Single Family Mtg.), Series 74B                               5.250           04/01/2032          3,049,422
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  PA HFA (Single Family Mtg.), Series 95A                               4.875           10/01/2031          2,913,270
----------------------------------------------------------------------------------------------------------------------------------
  12,525,000  PA HFA (Single Family Mtg.), Series 96A                               4.700           10/01/2037         11,714,382
----------------------------------------------------------------------------------------------------------------------------------
   7,495,000  PA HFA (Single Family Mtg.), Series 98A                               4.850           10/01/2031          7,252,537
----------------------------------------------------------------------------------------------------------------------------------
  15,830,000  PA HFA (Single Family Mtg.), Series 99A                               5.300           10/01/2037         16,025,501
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  PA HFA (Single Family Mtg.), Series B 1                               5.100           10/01/2020         10,132,650
----------------------------------------------------------------------------------------------------------------------------------
      55,000  PA Intergovernmental Cooperative Authority                            5.000           06/15/2021             56,083
----------------------------------------------------------------------------------------------------------------------------------
   1,265,000  PA Southcentral General Authority (Hanover
              Hospital)                                                             5.000           12/01/2020          1,287,669
----------------------------------------------------------------------------------------------------------------------------------
   1,400,000  PA Southcentral General Authority (Hanover
              Hospital)                                                             5.000           12/01/2023          1,414,784
----------------------------------------------------------------------------------------------------------------------------------
   2,245,000  PA Southcentral General Authority (Hanover
              Hospital)                                                             5.000           12/01/2025          2,256,764
----------------------------------------------------------------------------------------------------------------------------------
   3,265,000  PA Southcentral General Authority (Hanover
              Hospital)                                                             5.000           12/01/2026          3,279,954
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  PA Southcentral General Authority (Hanover
              Hospital)                                                             5.000           12/01/2027          2,007,840
----------------------------------------------------------------------------------------------------------------------------------
   2,510,000  PA Southcentral General Authority (Hanover
              Hospital)                                                             5.000           12/01/2028          2,513,188
----------------------------------------------------------------------------------------------------------------------------------
   1,470,000  PA Southcentral General Authority (Hanover
              Hospital)                                                             5.000           12/01/2030          1,459,989
----------------------------------------------------------------------------------------------------------------------------------
  26,100,000  PA St. Mary Hospital Authority (Catholic Health
              East) 1                                                               4.482 2         11/15/2034         24,175,487
----------------------------------------------------------------------------------------------------------------------------------


                  10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    410,000  PA St. Mary Hospital Authority (Catholic Health
              East/ Mercy Medical/McCauley Center Obligated
              Group)                                                                4.528% 2        11/15/2034     $      379,176
----------------------------------------------------------------------------------------------------------------------------------
      95,000  PA St. Mary Hospital Authority (Catholic Health
              Initiatives)                                                          5.000           12/01/2028             96,417
----------------------------------------------------------------------------------------------------------------------------------
      50,000  PA St. Mary Hospital Authority (Franciscan Health)                    7.000           06/15/2015             50,403
----------------------------------------------------------------------------------------------------------------------------------
      15,000  PA State Public School Building Authority (Butler
              College)                                                              5.400           07/15/2012             15,524
----------------------------------------------------------------------------------------------------------------------------------
       5,000  PA State Public School Building Authority (Chester
              Upland School District)                                               5.150           11/15/2026              5,213
----------------------------------------------------------------------------------------------------------------------------------
      15,000  PA Turnpike Commission                                                5.000           12/01/2023             15,393
----------------------------------------------------------------------------------------------------------------------------------
       5,000  PA Turnpike Commission                                                5.000           12/01/2023              5,107
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Patterson Township, PA Municipal Authority                            5.500           04/15/2011             10,012
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Penn Hills, PA GO                                                     5.850           12/01/2014             25,047
----------------------------------------------------------------------------------------------------------------------------------
     235,000  Philadelphia, PA Airport                                              5.375           06/15/2015            241,519
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Philadelphia, PA Airport, Series B                                    5.250           06/15/2031             15,257
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Philadelphia, PA Authority for Industrial Devel.                      5.250           10/01/2030              5,358
----------------------------------------------------------------------------------------------------------------------------------
     300,000  Philadelphia, PA Authority for Industrial Devel.
              (Aero Philadelphia)                                                   5.250           01/01/2009            299,559
----------------------------------------------------------------------------------------------------------------------------------
   6,720,000  Philadelphia, PA Authority for Industrial Devel.
              (Aero Philadelphia)                                                   5.500           01/01/2024          6,371,434
----------------------------------------------------------------------------------------------------------------------------------
   3,870,000  Philadelphia, PA Authority for Industrial Devel.
              (Air Cargo)                                                           7.500           01/01/2025          4,117,603
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Philadelphia, PA Authority for Industrial Devel.
              (American College of Physicians)                                      6.000           06/15/2030             26,159
----------------------------------------------------------------------------------------------------------------------------------
   1,150,000  Philadelphia, PA Authority for Industrial Devel.
              (Baptist Home of Philadelphia)                                        5.500           11/15/2018          1,124,873
----------------------------------------------------------------------------------------------------------------------------------
     786,000  Philadelphia, PA Authority for Industrial Devel.
              (Baptist Home of Philadelphia)                                        5.600           11/15/2028            748,681
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Philadelphia, PA Authority for Industrial Devel.
              (Cathedral Village)                                                   5.600           04/01/2012             20,009
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Philadelphia, PA Authority for Industrial Devel.
              (Cathedral Village)                                                   5.700           04/01/2015             35,052
----------------------------------------------------------------------------------------------------------------------------------
     450,000  Philadelphia, PA Authority for Industrial Devel.
              (Cathedral Village)                                                   6.750           04/01/2023            479,367
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Philadelphia, PA Authority for Industrial Devel.
              (Cathedral Village)                                                   6.875           04/01/2034          1,176,021
----------------------------------------------------------------------------------------------------------------------------------
   2,585,000  Philadelphia, PA Authority for Industrial Devel.
              (City of Philadelphia)                                                5.375           02/15/2027          2,629,695
----------------------------------------------------------------------------------------------------------------------------------
   2,750,000  Philadelphia, PA Authority for Industrial Devel.
              (First Mtg.-CPAP)                                                     6.125           04/01/2019          1,982,723
----------------------------------------------------------------------------------------------------------------------------------
   1,790,000  Philadelphia, PA Authority for Industrial Devel.
              (Franklin Towne Charter High School)                                  5.250           01/01/2027          1,782,375
----------------------------------------------------------------------------------------------------------------------------------
   1,085,000  Philadelphia, PA Authority for Industrial Devel.
              (Franklin Towne Charter High School)                                  5.375           01/01/2032          1,070,472
----------------------------------------------------------------------------------------------------------------------------------
   1,330,000  Philadelphia, PA Authority for Industrial Devel.
              (International Educational & Community Project)                       5.875           06/01/2022          1,389,624
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  Philadelphia, PA Authority for Industrial Devel.
              (Philadelphia Airport System), Series A 1                             5.400           07/01/2022          8,378,440
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Philadelphia, PA Authority for Industrial Devel.
              (Philadelphia Airport)                                                5.000           07/01/2019             30,405
----------------------------------------------------------------------------------------------------------------------------------
  19,710,000  Philadelphia, PA Authority for Industrial Devel.
              (Philadelphia Airport)                                                5.000           07/01/2023         19,894,683
----------------------------------------------------------------------------------------------------------------------------------


                  11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     10,000  Philadelphia, PA Authority for Industrial Devel.
              (Philadelphia Airport)                                                5.125%          07/01/2020     $       10,273
----------------------------------------------------------------------------------------------------------------------------------
   3,915,000  Philadelphia, PA Authority for Industrial Devel.
              (Philadelphia Airport)                                                5.125           07/01/2028          3,949,139
----------------------------------------------------------------------------------------------------------------------------------
     105,000  Philadelphia, PA Authority for Industrial Devel.
              (Philadelphia Airport)                                                5.250           07/01/2028            106,838
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Philadelphia, PA Authority for Industrial Devel.
              (Philadelphia Airport)                                                5.300           07/01/2017            407,128
----------------------------------------------------------------------------------------------------------------------------------
   1,640,000  Philadelphia, PA Authority for Industrial Devel.
              (Richard Allen Prep Charter School)                                   6.250           05/01/2033          1,679,590
----------------------------------------------------------------------------------------------------------------------------------
   1,370,000  Philadelphia, PA Authority for Industrial Devel.
              (Stapeley Germantown)                                                 5.000           01/01/2015          1,290,650
----------------------------------------------------------------------------------------------------------------------------------
   1,580,000  Philadelphia, PA Authority for Industrial Devel.
              (Stapeley Germantown)                                                 5.125           01/01/2021          1,434,482
----------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Philadelphia, PA Authority for Industrial Devel.
              Senior Living (Arbor House)                                           6.100           07/01/2033          1,447,684
----------------------------------------------------------------------------------------------------------------------------------
     780,000  Philadelphia, PA Authority for Industrial Devel.
              Senior Living (GIH/PPAM)                                              5.125           07/01/2016            778,596
----------------------------------------------------------------------------------------------------------------------------------
   1,240,000  Philadelphia, PA Authority for Industrial Devel.
              Senior Living (Miriam and Robert M. Rieder House)                     6.100           07/01/2033          1,282,234
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Philadelphia, PA Authority for Industrial Devel.
              Senior Living (Presbyterian Homes Germantown)                         5.625           07/01/2035          3,040,830
----------------------------------------------------------------------------------------------------------------------------------
   1,160,000  Philadelphia, PA Authority for Industrial Devel.
              Senior Living (Robert Saligman House)                                 6.100           07/01/2033          1,199,510
----------------------------------------------------------------------------------------------------------------------------------
  13,700,000  Philadelphia, PA Authority for Industrial Devel.,
              Series B 1                                                            5.125           10/01/2026         14,619,612
----------------------------------------------------------------------------------------------------------------------------------
   7,120,000  Philadelphia, PA Gas Works 1                                          5.125           08/01/2031          7,519,076
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  Philadelphia, PA Gas Works 1                                          5.250           08/01/2021          8,483,240
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Philadelphia, PA Gas Works                                            5.000           07/01/2014             25,221
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Philadelphia, PA Gas Works                                            5.000           07/01/2026             15,094
----------------------------------------------------------------------------------------------------------------------------------
   8,050,000  Philadelphia, PA GO 7                                                 5.000           05/15/2020          8,102,406
----------------------------------------------------------------------------------------------------------------------------------
     235,000  Philadelphia, PA GO                                                   5.000           05/15/2025            236,387
----------------------------------------------------------------------------------------------------------------------------------
     325,000  Philadelphia, PA GO                                                   5.000           03/15/2028            330,506
----------------------------------------------------------------------------------------------------------------------------------
   1,210,000  Philadelphia, PA H&HEFA (Centralized
              Comprehensive Human Services)                                         7.250           01/01/2021          1,259,283
----------------------------------------------------------------------------------------------------------------------------------
      80,000  Philadelphia, PA H&HEFA (Jefferson Health System)                     5.000           05/15/2018             81,663
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Philadelphia, PA H&HEFA (Jefferson Health System)                     5.125           05/15/2021             10,156
----------------------------------------------------------------------------------------------------------------------------------
   1,585,000  Philadelphia, PA H&HEFA (North Philadelphia
              Health System)                                                        5.300           01/01/2018          1,619,426
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Philadelphia, PA H&HEFA (North Philadelphia
              Health System)                                                        5.375           01/01/2028             61,315
----------------------------------------------------------------------------------------------------------------------------------
   2,380,000  Philadelphia, PA H&HEFA (Philadelphia Protestant
              Home)                                                                 6.500           07/01/2027          2,381,238
----------------------------------------------------------------------------------------------------------------------------------
     155,000  Philadelphia, PA H&HEFA (Temple University
              Children's Medical Center)                                            5.750           06/15/2029            163,212
----------------------------------------------------------------------------------------------------------------------------------
     140,000  Philadelphia, PA H&HEFA (Temple University
              Hospital)                                                             5.500           11/15/2015            141,487
----------------------------------------------------------------------------------------------------------------------------------
  19,470,000  Philadelphia, PA H&HEFA (Temple University
              Hospital)                                                             5.500           07/01/2026         19,930,076
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Philadelphia, PA H&HEFA (Temple University
              Hospital)                                                             5.500           11/15/2027             10,107
----------------------------------------------------------------------------------------------------------------------------------


                  12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    260,000  Philadelphia, PA H&HEFA (Temple University
              Hospital)                                                             5.500%          11/15/2027     $      262,761
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Philadelphia, PA H&HEFA (Temple University
              Hospital)                                                             5.875           11/15/2023             35,377
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Philadelphia, PA H&HEFA (Temple University
              Hospital)                                                             6.500           11/15/2008             15,193
----------------------------------------------------------------------------------------------------------------------------------
  17,930,000  Philadelphia, PA H&HEFA (Temple University
              Hospital)                                                             6.625           11/15/2023         17,965,681
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Philadelphia, PA New Public Housing Authority                         5.000           04/01/2012              5,212
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Philadelphia, PA Parking Authority                                    5.000           02/01/2027             50,828
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Philadelphia, PA Parking Authority (Airport)                          5.500           09/01/2018             25,286
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Philadelphia, PA Parking Authority, Series A                          5.250           02/15/2029             20,492
----------------------------------------------------------------------------------------------------------------------------------
     180,000  Philadelphia, PA Redevel. Authority (Multifamily
              Hsg.)                                                                 5.450           02/01/2023            181,073
----------------------------------------------------------------------------------------------------------------------------------
   9,000,000  Philadelphia, PA Redevel. Authority (Neighborhood
              Transformation) 1                                                     5.000           04/15/2028          9,325,395
----------------------------------------------------------------------------------------------------------------------------------
   2,580,000  Philadelphia, PA Redevel. Authority (Pavilion
              Apartments)                                                           6.000           10/01/2023          2,661,992
----------------------------------------------------------------------------------------------------------------------------------
   4,100,000  Philadelphia, PA Redevel. Authority (Pavilion
              Apartments)                                                           6.250           10/01/2032          4,248,051
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  Philadelphia, PA School District 1                                    5.625           08/01/2022          8,728,400
----------------------------------------------------------------------------------------------------------------------------------
  28,000,000  Philadelphia, PA Water & Wastewater, Series A 1                       5.000           11/01/2031         28,737,660
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Pittsburgh & Allegheny County, PA Public
              Auditorium Authority                                                  5.000           02/01/2024             10,267
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Pittsburgh & Allegheny County, PA Public
              Auditorium Authority                                                  5.000           02/01/2029             51,141
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Pittsburgh & Allegheny County, PA Public
              Auditorium Authority                                                  5.250           02/01/2031             41,214
----------------------------------------------------------------------------------------------------------------------------------
   1,290,000  Pittsburgh, PA Urban Redevel. Authority (West Park
              Court)                                                                4.900           11/20/2047          1,225,681
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Pittsburgh, PA Urban Redevel. Authority, Series A                     5.200           10/01/2020             20,202
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Pittsburgh, PA Urban Redevel. Authority, Series A                     5.250           10/01/2029             30,155
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Pittsburgh, PA Urban Redevel. Authority, Series A                     7.250           02/01/2024             15,015
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Pittsburgh, PA Urban Redevel. Authority, Series B                     5.350           10/01/2022             40,572
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Pittsburgh, PA Urban Redevel. Authority, Series C                     5.600           04/01/2020             60,493
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Pittsburgh, PA Urban Redevel. Authority, Series C                     5.700           04/01/2030             25,179
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Pittsburgh, PA Urban Redevel. Authority, Series C                     5.900           10/01/2022             35,524
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Pittsburgh, PA Urban Redevel. Authority, Series C                     5.950           10/01/2029            760,710
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Pittsburgh, PA Urban Redevel. Authority, Series C                     7.125           08/01/2013             10,013
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Pittsburgh, PA Water & Sewer Authority, Series A                      5.050           09/01/2025             10,033
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Pittsburgh, PA Water & Sewer Authority, Series C                      5.125           09/01/2023            401,660
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Potter County, PA Hospital Authority (Charles Cole
              Memorial Hospital)                                                    5.250           08/01/2028             30,165
----------------------------------------------------------------------------------------------------------------------------------
     120,000  Potter County, PA Hospital Authority (Charles Cole
              Memorial Hospital)                                                    6.050           08/01/2024            121,349
----------------------------------------------------------------------------------------------------------------------------------
     110,000  Pottsville, PA Hospital Authority (Pottsville Hospital
              & Warne Clinic)                                                       5.500           07/01/2018            110,473
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Pottsville, PA Hospital Authority (Pottsville Hospital
              & Warne Clinic)                                                       5.500           07/01/2018            990,380
----------------------------------------------------------------------------------------------------------------------------------
   4,170,000  Pottsville, PA Hospital Authority (Pottsville Hospital
              & Warne Clinic)                                                       5.625           07/01/2024          4,014,793
----------------------------------------------------------------------------------------------------------------------------------


                  13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    100,000  Pottsville, PA Hospital Authority (Pottsville Hospital
              & Warne Clinic)                                                       5.625%          07/01/2024     $      100,342
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Saxonburg, PA Area Authority (Sewer and Water)                        5.000           03/01/2030          1,037,530
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Schuylkill County, PA IDA
              (DOCNHS/BSVHS/WMHS Obligated Group)                                   5.000           11/01/2028             10,161
----------------------------------------------------------------------------------------------------------------------------------
   5,500,000  Scranton, PA Parking Authority                                        5.250           06/01/2039          5,545,100
----------------------------------------------------------------------------------------------------------------------------------
     145,000  Scranton, PA School District                                          5.000           04/01/2022            147,427
----------------------------------------------------------------------------------------------------------------------------------
     220,000  Scranton, PA School District                                          5.000           04/01/2025            223,058
----------------------------------------------------------------------------------------------------------------------------------
     440,000  Scranton, PA School District                                          5.000           04/01/2031            444,589
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Sharon, PA Regional Health System Authority
              (SRPS/SRHS Obligated Group)                                           5.000           12/01/2028              5,081
----------------------------------------------------------------------------------------------------------------------------------
     450,000  South Fork, PA Municipal Authority (Conemaugh
              Valley Memorial Hospital)                                             5.000           07/01/2028            456,845
----------------------------------------------------------------------------------------------------------------------------------
       5,000  South Fork, PA Municipal Authority (Conemaugh
              Valley Memorial Hospital)                                             5.375           07/01/2022              5,094
----------------------------------------------------------------------------------------------------------------------------------
     305,000  South Fork, PA Municipal Authority (Good
              Samaritan Medial Center of Johnstown)                                 5.250           07/01/2026            307,327
----------------------------------------------------------------------------------------------------------------------------------
      25,000  South Fork, PA Municipal Authority (Good
              Samaritan Medial Center of Johnstown)                                 5.375           07/01/2016             25,275
----------------------------------------------------------------------------------------------------------------------------------
       5,000  South Park, PA School District                                        5.000           05/15/2016              5,039
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Susquehanna, PA Area Regional Airport Authority                       5.000           01/01/2028            101,036
----------------------------------------------------------------------------------------------------------------------------------
     140,000  Susquehanna, PA Area Regional Airport Authority                       5.375           01/01/2018            141,112
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Susquehanna, PA Area Regional Airport Authority
              (Aero Harrisburg)                                                     5.500           01/01/2024            948,130
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Union County, PA Hospital Authority (United
              Methodist Continuing Care Services)                                   6.250           04/01/2012             15,008
----------------------------------------------------------------------------------------------------------------------------------
   1,680,000  Washington County, PA Authority (Capital Projects
              & Equipment Program)                                                  6.150           12/01/2029          1,693,054
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Washington County, PA Hospital Authority
              (Washington Hospital)                                                 5.125           07/01/2028             35,572
----------------------------------------------------------------------------------------------------------------------------------
   5,250,000  Washington County, PA Redevel. Authority (Victory
              Centre)                                                               5.450           07/01/2035          5,172,143
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Washington Township, PA Municipal Authority                           5.875           12/15/2023            767,445
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Washington Township, PA Municipal Authority                           6.000           12/15/2033          2,579,350
----------------------------------------------------------------------------------------------------------------------------------
     300,000  West Shore, PA Area Hospital Authority (Holy Spirit
              Hospital)                                                             6.250           01/01/2032            312,150
----------------------------------------------------------------------------------------------------------------------------------
   1,550,000  Westmoreland County, PA IDA (Redstone
              Retirement Community)                                                 5.750           01/01/2026          1,530,098
----------------------------------------------------------------------------------------------------------------------------------
   1,085,000  Westmoreland County, PA IDA (Redstone
              Retirement Community)                                                 5.875           01/01/2032          1,084,902
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Westmoreland County, PA Redevel. Authority
              (Harmon House)                                                        5.400           06/20/2028             35,897
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Wilkes-Barre, PA Finance Authority (Wilkes
              University)                                                           5.000           03/01/2027          5,017,450
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Wilkes-Barre, PA Finance Authority (Wilkes
              University)                                                           5.000           03/01/2037          4,886,800
----------------------------------------------------------------------------------------------------------------------------------
      10,000  York County, PA Hospital Authority (York Hospital)                    5.500           07/01/2008             10,015
----------------------------------------------------------------------------------------------------------------------------------
      10,000  York County, PA IDA (PSEG Power)                                      5.500           09/01/2020             10,232
----------------------------------------------------------------------------------------------------------------------------------
      15,000  York, PA Hsg. Corp. Mtg., Series A                                    6.875           11/01/2009             15,017
                                                                                                                   ---------------
                                                                                                                    1,129,889,473
U.S. POSSESSIONS--33.2%

   1,485,000  Guam EDA (TASC)                                                       5.400           05/15/2031          1,447,697
----------------------------------------------------------------------------------------------------------------------------------


                  14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  3,900,000  Guam EDA (TASC)                                                       5.500%          05/15/2041     $    3,832,491
----------------------------------------------------------------------------------------------------------------------------------
     115,000  Guam GO, Series A                                                     5.375           11/15/2013            115,036
----------------------------------------------------------------------------------------------------------------------------------
   3,650,000  Guam GO, Series A                                                     5.400           11/15/2018          3,650,365
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Guam Government Waterworks Authority and
              Wastewater System                                                     5.875           07/01/2035          2,049,360
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Guam Government Waterworks Authority and
              Wastewater System                                                     6.000           07/01/2025            520,655
----------------------------------------------------------------------------------------------------------------------------------
     700,000  Guam Hsg. Corp. (Single Family Mtg.)                                  5.750           09/01/2031            734,307
----------------------------------------------------------------------------------------------------------------------------------
     150,000  Guam Power Authority, Series A                                        5.250           10/01/2013            150,032
----------------------------------------------------------------------------------------------------------------------------------
     710,000  Guam Power Authority, Series A                                        5.250           10/01/2023            714,771
----------------------------------------------------------------------------------------------------------------------------------
     600,000  Northern Mariana Islands Commonwealth, Series A                       6.750           10/01/2033            640,992
----------------------------------------------------------------------------------------------------------------------------------
   9,500,000  Northern Mariana Islands Ports Authority, Series A                    5.000           06/01/2030          8,711,500
----------------------------------------------------------------------------------------------------------------------------------
   2,725,000  Northern Mariana Islands Ports Authority, Series A                    5.500           03/15/2031          2,636,111
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Northern Mariana Islands Ports Authority, Series A                    6.000           06/01/2014             63,833
----------------------------------------------------------------------------------------------------------------------------------
   1,955,000  Northern Mariana Islands Ports Authority, Series A                    6.250           03/15/2028          1,851,581
----------------------------------------------------------------------------------------------------------------------------------
   1,350,000  Northern Mariana Islands Ports Authority, Series A                    6.600           03/15/2028          1,524,582
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Puerto Rico Aqueduct & Sewer Authority                                5.000           07/01/2019             51,134
----------------------------------------------------------------------------------------------------------------------------------
  29,365,000  Puerto Rico Children's Trust Fund (TASC)                              5.375           05/15/2033         29,364,119
----------------------------------------------------------------------------------------------------------------------------------
  88,830,000  Puerto Rico Children's Trust Fund (TASC)                              5.500           05/15/2039         88,986,341
----------------------------------------------------------------------------------------------------------------------------------
  76,400,000  Puerto Rico Children's Trust Fund (TASC)                              5.625           05/15/2043         76,716,296
----------------------------------------------------------------------------------------------------------------------------------
 457,500,000  Puerto Rico Children's Trust Fund (TASC)                              6.432 8         05/15/2050         29,430,975
----------------------------------------------------------------------------------------------------------------------------------
  97,000,000  Puerto Rico Children's Trust Fund (TASC)                              7.013 8         05/15/2055          3,407,610
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Puerto Rico Commonwealth GO                                           5.250           07/01/2030          3,112,920
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Puerto Rico Electric Power Authority, Series DD                       5.000           07/01/2028             15,379
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Puerto Rico Electric Power Authority, Series DD                       5.000           07/01/2028              5,126
----------------------------------------------------------------------------------------------------------------------------------
   3,570,000  Puerto Rico Electric Power Authority, Series TT                       5.000           07/01/2037          3,628,619
----------------------------------------------------------------------------------------------------------------------------------
   9,800,000  Puerto Rico Electric Power Authority, Series UU 1                     4.185 2         07/01/2025          9,222,593
----------------------------------------------------------------------------------------------------------------------------------
  31,890,000  Puerto Rico Electric Power Authority, Series UU 1                     4.205 2         07/01/2031         30,011,069
----------------------------------------------------------------------------------------------------------------------------------
     885,000  Puerto Rico HFC, Series B                                             5.300           12/01/2028            898,063
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Puerto Rico Highway & Transportation Authority,
              Series A                                                              5.000           07/01/2038             25,082
----------------------------------------------------------------------------------------------------------------------------------
     445,000  Puerto Rico Highway & Transportation Authority,
              Series AA                                                             5.000           07/01/2035            448,133
----------------------------------------------------------------------------------------------------------------------------------
   2,845,000  Puerto Rico Highway & Transportation Authority,
              Series G                                                              5.000           07/01/2033          2,869,239
----------------------------------------------------------------------------------------------------------------------------------
     325,000  Puerto Rico Highway & Transportation Authority,
              Series H                                                              5.000           07/01/2028            330,184
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Highway & Transportation Authority,
              Series K                                                              5.000           07/01/2030          5,080,800
----------------------------------------------------------------------------------------------------------------------------------
     700,000  Puerto Rico Highway & Transportation Authority,
              Series M                                                              5.000           07/01/2037            707,175
----------------------------------------------------------------------------------------------------------------------------------
   2,105,000  Puerto Rico IMEPCF (American Airlines)                                6.450           12/01/2025          2,115,630
----------------------------------------------------------------------------------------------------------------------------------
     650,000  Puerto Rico ITEMECF (Ana G. Mendez University)                        5.000           03/01/2036            621,062
----------------------------------------------------------------------------------------------------------------------------------
     235,000  Puerto Rico ITEMECF (Ana G. Mendez University)                        5.375           02/01/2019            238,614
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Puerto Rico ITEMECF (Ana G. Mendez University)                        5.375           02/01/2029            503,360
----------------------------------------------------------------------------------------------------------------------------------
   2,750,000  Puerto Rico Municipal Finance Agency, Series A                        5.250           08/01/2025          2,858,873
----------------------------------------------------------------------------------------------------------------------------------
  24,915,000  Puerto Rico Port Authority (American Airlines),
              Series A 7                                                            6.250           06/01/2026         24,914,003
----------------------------------------------------------------------------------------------------------------------------------
   1,170,000  Puerto Rico Port Authority (American Airlines),
              Series A                                                              6.300           06/01/2023          1,169,895
----------------------------------------------------------------------------------------------------------------------------------
      95,000  Puerto Rico Port Authority, Series D                                  7.000           07/01/2014             95,404
----------------------------------------------------------------------------------------------------------------------------------


                  15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$ 38,000,000  Puerto Rico Public Buildings Authority                                5.000%          07/01/2036     $   38,286,520
----------------------------------------------------------------------------------------------------------------------------------
   9,540,000  Puerto Rico Public Buildings Authority 7                              5.250           07/01/2033          9,822,956
----------------------------------------------------------------------------------------------------------------------------------
   1,015,000  Puerto Rico Public Buildings Authority, Series D                      5.250           07/01/2036          1,035,310
----------------------------------------------------------------------------------------------------------------------------------
  15,000,000  Puerto Rico Sales Tax Financing Corp., Series A 1                     4.518 2         08/01/2057         14,400,000
----------------------------------------------------------------------------------------------------------------------------------
     100,000  University of Puerto Rico                                             5.400           06/01/2009            100,157
----------------------------------------------------------------------------------------------------------------------------------
   1,075,000  University of Puerto Rico, Series Q                                   5.000           06/01/2030          1,094,103
----------------------------------------------------------------------------------------------------------------------------------
   6,645,000  V.I. Government Refinery Facilities (Hovensa Coker) 7                 6.500           07/01/2021          7,060,778
----------------------------------------------------------------------------------------------------------------------------------
  12,980,000  V.I. Public Finance Authority (Gross Receipts Taxes
              Loan)                                                                 5.000           10/01/2024         13,161,201
----------------------------------------------------------------------------------------------------------------------------------
      25,000  V.I. Public Finance Authority (Gross Receipts Taxes
              Loan)                                                                 5.000           10/01/2031             24,588
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  V.I. Public Finance Authority (Hovensa Coker)                         6.500           07/01/2021          4,250,280
----------------------------------------------------------------------------------------------------------------------------------
   7,500,000  V.I. Public Finance Authority (Hovensa Refinery)                      4.700           07/01/2022          7,001,850
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  V.I. Public Finance Authority (Hovensa Refinery)                      6.125           07/01/2022          5,170,350
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  V.I. Public Finance Authority (Hovensa)                               5.875           07/01/2022          1,042,970
----------------------------------------------------------------------------------------------------------------------------------
  17,450,000  V.I. Tobacco Settlement Financing Corp.                               6.250 8         05/15/2035          2,930,379
----------------------------------------------------------------------------------------------------------------------------------
   2,195,000  V.I. Tobacco Settlement Financing Corp.                               6.500 8         05/15/2035            354,163
----------------------------------------------------------------------------------------------------------------------------------
   4,150,000  V.I. Tobacco Settlement Financing Corp.                               6.875 8         05/15/2035            633,166
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  V.I. Tobacco Settlement Financing Corp.                               7.625 8         05/15/2035            906,220
----------------------------------------------------------------------------------------------------------------------------------
      40,000  V.I. Tobacco Settlement Financing Corp. (TASC)                        5.000           05/15/2021             38,532
----------------------------------------------------------------------------------------------------------------------------------
   2,235,000  V.I. Tobacco Settlement Financing Corp. (TASC)                        5.000           05/15/2031          2,090,347
                                                                                                                   ---------------
                                                                                                                      454,874,881
----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,564,022,164)-115.8%                                                            1,584,764,354
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(15.8)                                                                         (216,074,016)
                                                                                                                   ---------------
NET ASSETS-100.0%                                                                                                  $1,368,690,338
                                                                                                                   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of October 31, 2007 was $16,500, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

5. Non-income producing security.

6. When-issued security or forward commitment to be delivered and settled after October 31, 2007. See accompanying Notes.

7. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS        Adult Communities Total Services
ARC         Assoc. of Retarded Citizens
AUS         Allegheny United Hospital
BSVHS       Baptist/St. Vincent's Health System
CCMC        Crozer-Chester Medical Center
CKHS        Crozer-Keystone Health System
COP         Certificates of Participation
CPAP        Crime Prevention Assoc. of Philadelphia
DCMH        Delaware County Memorial Hospital
DOCNHS      Daughters of Charity National Health Systems
DPH         Divine Providence Hospital
EDA         Economic Devel. Authority
EDFA        Economic Devel. Finance Authority


                  16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

GIH         Germantown Interfaith Housing
GO          General Obligation
GPA         General Purpose Authority
H&EFA       Health and Educational Facilities Authority
H&HEFA      Hospitals and Higher Education Facilities Authority
HDA         Hospital Devel. Authority
HEBA        Higher Education Building Authority
HEFA        Higher Education Facilities Authority
HEHA        Higher Education and Health Authority
HFA         Housing Finance Agency
HFC         Housing Finance Corp.
HUHS        Hehnemann University Hospital System
HW          Highlands at Wyomissing
IDA         Industrial Devel. Agency
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
MAS         Mercy Adult Services
MCCC        Muhlenberg Continuing Care Center Corp.
MCMCSPA     Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP         Medical College Of Pennsylvania
MHH         Mercy Haverford Hospital
MHP         Mercy Health Plan
MHSSPA      Mercy Health System of Southeastern Pennsylvania
MVH         Muncy Valley Hospital
NCPHS       North Central Pennsylvania Health System
PPAM        Philadelphia Presbytery Apartments of Morrisville
PSEG        Public Service Enterprise Group
RHMC        Reading Hospital & Medical Center
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
RR          Residential Resources
RRDC        Residential Resources Devel. Corp.
RRSW        Residential Resources Southwest
SRHS        Sharon Regional Health System
SRPS        Sharon Regional Physicians Services
TASC        Tobacco Settlement Asset-Backed Bonds
UPMC        University of Pittsburgh Medical Center
V.I.        United States Virgin Islands
WH          Williamsport Hospital
WMHS        Western Maryland Health Systems
WVHCS       Wyoming Valley Health Care System

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures


                  17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2007, the Fund had purchased $4,068,294 of securities issued on a when-issued basis or forward commitment and sold $15,149,806 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $66,962,820 as of October 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual nd semiannual reports. At October 31, 2007, municipal bond holdings with a value of $312,962,820 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $246,000,000 in short-term floating rate notes issued and outstanding at that date.

At October 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                                                     VALUE AS OF
PRINCIPAL                                                                            COUPON          MATURITY         OCTOBER 31,
  AMOUNT      INVERSE FLOATERS 1                                                     RATES 2           DATES             2007
---------------------------------------------------------------------------------------------------------------------------------
$  1,160,000  Allegheny County, PA GO RITES                                         6.570%          11/1/26        $      951,200


                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   2,000,000   Bucks County, PA IDA RITES                                         9.139      9/1/32       2,256,600
   2,250,000   Delaware County, PA IDA (Aqua Pennsylvania) RITES                  7.310     11/1/38       2,285,370
   2,250,000   Delaware County, PA IDA (Aqua Pennsylvania) RITES                  7.310     11/1/38       2,285,370
   2,750,000   Delaware County, PA IDA (Aqua Pennsylvania) RITES                  7.310     11/1/37       2,793,230
   6,250,000   Delaware Valley, PA Regional Finance Authority ROLs                6.190      6/1/37       4,438,437
   3,160,000   Luzerne County, PA IDA ROLs                                        8.890      9/1/34       3,373,869
   5,000,000   PA EDFA (Reliant Energy) RITES  3                                  8.860     12/1/36       5,720,850
               PA Geisinger Authority Health System (Penn State Geisinger
   4,000,000   Health System Foundation)                                          7.580      5/1/37       2,300,000
   2,000,000   PA HFA (Single Family Mtg.) RITES                                  8.043      4/1/21       2,370,760
   2,850,000   PA HFA (Single Family Mtg.) RITES                                  8.419     10/1/22       3,004,812
   2,500,000   PA HFA (Single Family Mtg.) RITES                                  7.550     10/1/22       2,603,700
   2,500,000   PA HFA (Single Family Mtg.) RITES                                  7.350     10/1/20       2,632,650
   7,000,000   PA Reset Optional Certificates Trust II ROLs                       9.110     11/1/31       7,737,660
   4,830,000   PA St. Mary's Hospital Authority RITES                             7.940    11/15/34       2,905,487
   2,000,000   Philadelphia, PA Authority for Industrial Devel. Airport           8.446      7/1/22       2,378,440
               RITES
   3,425,000   Philadelphia, PA Authority for Industrial Devel. RITES             7.588     10/1/26       4,344,612
   2,000,000   Philadelphia, PA Gas Works RITES                                   7.870      8/1/21       2,483,240
   1,780,000   Philadelphia, PA Gas Works RITES                                   7.474      8/1/31       2,179,076
   2,250,000   Philadelphia, PA Redevel. Authority ROLs                           9.090     4/15/28       2,575,395
   2,000,000   Philadelphia, PA School District GO RITES                          9.488      8/1/22       2,728,400
   4,170,000   Puerto Rico Electric Power Authority ROLs  3                       9.370      7/1/31       1,713,662
   1,500,000   Puerto Rico Sales Tax Financing Corp. ROLs  3                     11.680      8/1/57         900,000
                                                                                                       -------------
                                                                                                       $ 66,962,820
                                                                                                       =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 16-17 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $56,030,000.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2007, securities with an aggregate market value of $974,630, representing 0.07% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                  19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007  / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of October 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2773% as of October 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $  1,564,073,032
                                               =================

Gross unrealized appreciation                  $     47,034,175
Gross unrealized depreciation                       (26,342,853)
                                               -----------------
Net unrealized appreciation                    $     20,691,322
                                               =================


                  20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND


Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--119.5%
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--83.1%
$     25,000  Asbury, NJ Park Board of Education                                     5.600%          02/01/2017     $      25,042
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Bayonne, NJ Parking Authority (City Parking)                           5.000           06/15/2027         3,911,720
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Bergen County, NJ HDC                                                  6.750           10/01/2018            10,125
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Bergen County, NJ HDC (Park Ridge)                                     5.950           07/01/2025            21,038
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Bergen County, NJ Utilities Authority                                  5.000           12/15/2013            15,174
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Bergen County, NJ Utilities Authority                                  5.500           12/15/2016            75,119
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Berkeley, NJ HFC (Bayville Hsg.)                                       5.750           08/01/2014            25,646
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Burlington County, NJ Bridge Commission Economic
              Devel. (The Evergreens)                                                5.625           01/01/2038         2,971,770
----------------------------------------------------------------------------------------------------------------------------------
     375,000  Camden County, NJ PCFA (Camden County Energy
              Recovery Associates)                                                   7.500           12/01/2009           380,243
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Camden County, NJ PCFA (Camden County Energy
              Recovery Associates)                                                   7.500           12/01/2010           101,398
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Delaware River Port Authority PA/NJ                                    5.400           01/01/2011           100,314
----------------------------------------------------------------------------------------------------------------------------------
   1,565,000  Delaware River Port Authority PA/NJ                                    5.400           01/01/2016         1,569,914
----------------------------------------------------------------------------------------------------------------------------------
   2,505,000  Essex County Improvement Authority (Airport)                           5.125           10/01/2021         2,600,090
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Essex County Improvement Authority (Sportsplex)                        5.625           10/01/2023            20,215
----------------------------------------------------------------------------------------------------------------------------------
     105,000  Essex County Improvement Authority (Sportsplex)                        5.625           10/01/2027           106,071
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Garden State Preservation Trust (Open Space and
              Farmland Preservation) 1                                               5.800           11/01/2023         2,266,640
----------------------------------------------------------------------------------------------------------------------------------
   1,135,000  Gloucester County HDC (Colonial Park)                                  6.200           09/15/2011         1,147,678
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Gloucester County Utilities Authority                                  5.125           01/01/2013             5,006
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Haledon School District                                                5.625           02/01/2009            25,042
----------------------------------------------------------------------------------------------------------------------------------
     510,000  Higher Education Student Assistance Authority
              (Student Loan)                                                         6.000           06/01/2015           525,744
----------------------------------------------------------------------------------------------------------------------------------
   3,835,000  Hudson County Solid Waste Improvement
              Authority (Koppers Site)                                               6.125           01/01/2029         3,841,596
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Hudson County Solid Waste Improvement
              Authority, Series 1                                                    6.000           01/01/2029         1,013,900
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Hudson County Utilities System (Harrison Franchise
              Acquisition)                                                           5.350           01/01/2027            25,429
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Jackson Township Municipal Utilities Authority                         5.500           12/01/2015            10,215
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Lacey Municipal Utilities Authority                                    5.200           12/01/2024           102,098
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Mercer County Improvement Authority (Ewing
              Board of Education)                                                    5.000           11/15/2016            75,786
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Mercer County Improvement Authority (Solid
              Waste)                                                                 5.750           09/15/2016            45,978
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Middlesex County Improvement Authority (Edison
              Township)                                                              5.650           09/15/2011            40,068
----------------------------------------------------------------------------------------------------------------------------------
     875,000  Middlesex County Improvement Authority
              (Heldrich Center Hotel) 1                                              5.000           01/01/2015           886,778
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Middlesex County Improvement Authority
              (Heldrich Center Hotel)                                                5.000           01/01/2020           493,025
----------------------------------------------------------------------------------------------------------------------------------
   1,535,000  Middlesex County Improvement Authority
              (Heldrich Center Hotel)                                                5.000           01/01/2032         1,441,718
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Middlesex County Improvement Authority
              (Heldrich Center Hotel) 1                                              5.125           01/01/2037         1,042,613
----------------------------------------------------------------------------------------------------------------------------------
     975,000  Middlesex County Improvement Authority
              (Skyline Tower Urban Renewal Associates)                               5.350           07/01/2034           997,435
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Middlesex County Improvement Authority
              (South Plainfield Urban Renewal)                                       5.500           09/01/2030            20,571
----------------------------------------------------------------------------------------------------------------------------------


                    1 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  2,500,000  Middlesex County Pollution Control Authority
              (Amerada Hess Corp.)                                                   6.050%          09/15/2034     $   2,595,700
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Monmouth County Improvement Authority                                  5.000           02/01/2013            45,053
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Monmouth County Improvement Authority                                  5.450           07/15/2013            15,173
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Morris-Union Joint Commission COP                                      7.300           08/01/2009            75,121
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Morristown GO                                                          5.300           03/01/2021            10,013
----------------------------------------------------------------------------------------------------------------------------------
      35,000  New Brunswick Hsg. & Urban Devel. Authority                            5.500           08/01/2011            35,055
----------------------------------------------------------------------------------------------------------------------------------
      65,000  New Brunswick Hsg. & Urban Devel. Authority                            5.750           07/01/2024            65,196
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Newark Hsg. Authority (Lock Street Urban Renewal
              Partnership)                                                           6.400           01/20/2034            51,991
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Newark Hsg. Finance Corp. (Section 8 Assisted Hsg.)                    7.300           04/01/2020            51,254
----------------------------------------------------------------------------------------------------------------------------------
   1,680,000  NJ EDA (American Airlines)                                             7.100           11/01/2031         1,680,991
----------------------------------------------------------------------------------------------------------------------------------
   2,065,000  NJ EDA (Applewood Estates) 1                                           5.000           10/01/2025         2,081,024
----------------------------------------------------------------------------------------------------------------------------------
   8,060,000  NJ EDA (Applewood Estates)                                             5.000           10/01/2035         8,011,640
----------------------------------------------------------------------------------------------------------------------------------
      50,000  NJ EDA (Bristol Glen)                                                  5.750           07/01/2029            50,314
----------------------------------------------------------------------------------------------------------------------------------
     130,000  NJ EDA (Cadbury at Cherry Hill)                                        5.500           07/01/2018           132,162
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ EDA (Cadbury at Cherry Hill)                                        5.500           07/01/2028            25,152
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ EDA (Cascade Corp.)                                                 8.250           02/01/2026            25,013
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  NJ EDA (Cigarette Tax)                                                 5.500           06/15/2031         3,092,880
----------------------------------------------------------------------------------------------------------------------------------
     110,000  NJ EDA (Cigarette Tax)                                                 5.625           06/15/2017           110,073
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  NJ EDA (Cigarette Tax) 1                                               5.750           06/15/2029         1,572,570
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  NJ EDA (Cigarette Tax)                                                 5.750           06/15/2034        10,518,400
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ EDA (Consumers New Jersey Water Company)                            5.100           09/01/2032            25,338
----------------------------------------------------------------------------------------------------------------------------------
     570,000  NJ EDA (Continental Airlines)                                          5.500           04/01/2028           512,858
----------------------------------------------------------------------------------------------------------------------------------
  17,545,000  NJ EDA (Continental Airlines)                                          6.250           09/15/2019        17,690,097
----------------------------------------------------------------------------------------------------------------------------------
   4,310,000  NJ EDA (Continental Airlines) 1                                        6.250           09/15/2029         4,361,160
----------------------------------------------------------------------------------------------------------------------------------
   7,240,000  NJ EDA (Continental Airlines)                                          6.400           09/15/2023         7,366,845
----------------------------------------------------------------------------------------------------------------------------------
   3,590,000  NJ EDA (Continental Airlines) 1                                        6.625           09/15/2012         3,708,470
----------------------------------------------------------------------------------------------------------------------------------
  11,265,000  NJ EDA (Continental Airlines)                                          7.000           11/15/2030        11,688,001
----------------------------------------------------------------------------------------------------------------------------------
   9,475,000  NJ EDA (Continental Airlines)                                          9.000           06/01/2033        10,956,985
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  NJ EDA (Converted Organics of Woodbridge)                              8.000           08/01/2027         4,801,250
----------------------------------------------------------------------------------------------------------------------------------
     100,000  NJ EDA (Courthouse Convalescent Center)                                8.700           02/01/2014           100,099
----------------------------------------------------------------------------------------------------------------------------------
   3,100,000  NJ EDA (Cranes Mill)                                                   5.100           06/01/2027         2,982,851
----------------------------------------------------------------------------------------------------------------------------------
      70,000  NJ EDA (Dept. of Human Services)                                       5.000           07/01/2022            71,765
----------------------------------------------------------------------------------------------------------------------------------
     140,000  NJ EDA (Dept. of Human Services)                                       6.250           07/01/2024           149,244
----------------------------------------------------------------------------------------------------------------------------------
     115,000  NJ EDA (Devereux Foundation)                                           5.450           05/01/2027           116,280
----------------------------------------------------------------------------------------------------------------------------------
      50,000  NJ EDA (Eastern Shore)                                                 8.000           02/01/2011            50,023
----------------------------------------------------------------------------------------------------------------------------------
   1,165,000  NJ EDA (Elizabethtown Water Company)                                   5.600           12/01/2025         1,166,212
----------------------------------------------------------------------------------------------------------------------------------
   3,800,000  NJ EDA (Empowerment Zone-Cumberland) 2                                 7.750           08/01/2021         3,618,018
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NJ EDA (Fellowship Village)                                            5.500           01/01/2018            20,297
----------------------------------------------------------------------------------------------------------------------------------
     245,000  NJ EDA (General Motors Corp.)                                          5.350           04/01/2009           243,768
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  NJ EDA (GMT Realty)                                                    6.875           01/01/2037         6,309,120
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ EDA (Greater New York Councils Boy Scouts
              of America)                                                            5.450           09/01/2023            25,119
----------------------------------------------------------------------------------------------------------------------------------
     320,000  NJ EDA (Hackensack Water Company)                                      5.800           03/01/2024           320,525
----------------------------------------------------------------------------------------------------------------------------------
     170,000  NJ EDA (Hackensack Water Company)                                      5.900           03/01/2024           170,252
----------------------------------------------------------------------------------------------------------------------------------
   4,300,000  NJ EDA (JVG Properties) 1                                              5.375           03/01/2019         4,406,210
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  NJ EDA (Kapkowski Road Landfill) 1                                     6.500           04/01/2031         2,800,200
----------------------------------------------------------------------------------------------------------------------------------
      45,000  NJ EDA (Kullman Associates)                                            6.125           06/01/2018            40,812
----------------------------------------------------------------------------------------------------------------------------------
     150,000  NJ EDA (Kullman Associates)                                            6.750           07/01/2019           136,560
----------------------------------------------------------------------------------------------------------------------------------


                    2 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    160,000  NJ EDA (Leisure Park)                                                  5.875%          12/01/2027     $     160,627
----------------------------------------------------------------------------------------------------------------------------------
   8,680,000  NJ EDA (Liberty Street Park) 3                                         5.000           03/01/2027         9,011,186
----------------------------------------------------------------------------------------------------------------------------------
     810,000  NJ EDA (Lions Gate)                                                    5.750           01/01/2025           818,926
----------------------------------------------------------------------------------------------------------------------------------
   1,345,000  NJ EDA (Lions Gate)                                                    5.875           01/01/2037         1,348,376
----------------------------------------------------------------------------------------------------------------------------------
   1,860,000  NJ EDA (Lutheran Social Ministries at Crane's Mill)                    5.000           06/01/2015         1,879,214
----------------------------------------------------------------------------------------------------------------------------------
      30,000  NJ EDA (Manchester Manor)                                              6.700           08/01/2022            30,065
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NJ EDA (Marcus L. Ward Home)                                           5.750           11/01/2024         1,028,090
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  NJ EDA (Marcus L. Ward Home)                                           5.800           11/01/2031         1,223,124
----------------------------------------------------------------------------------------------------------------------------------
   2,380,000  NJ EDA (Masonic Charity Foundation of New Jersey)                      5.500           06/01/2031         2,480,745
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  NJ EDA (Masonic Charity Foundation of New Jersey)                      5.875           06/01/2018         1,337,013
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  NJ EDA (Masonic Charity Foundation of New Jersey)                      6.000           06/01/2025         1,888,425
----------------------------------------------------------------------------------------------------------------------------------
     245,000  NJ EDA (Middlesex Water Company)                                       5.200           10/01/2022           245,571
----------------------------------------------------------------------------------------------------------------------------------
     445,000  NJ EDA (Middlesex Water Company)                                       5.250           10/01/2023           445,254
----------------------------------------------------------------------------------------------------------------------------------
   1,035,000  NJ EDA (Middlesex Water Company)                                       5.250           02/01/2029         1,035,445
----------------------------------------------------------------------------------------------------------------------------------
     755,000  NJ EDA (Middlesex Water Company) 1                                     5.350           02/01/2038           767,254
----------------------------------------------------------------------------------------------------------------------------------
       5,000  NJ EDA (New Jersey American Water Company)                             5.250           11/01/2032             5,119
----------------------------------------------------------------------------------------------------------------------------------
   2,380,000  NJ EDA (New Jersey American Water Company) 1                           5.250           07/01/2038         2,425,196
----------------------------------------------------------------------------------------------------------------------------------
     150,000  NJ EDA (New Jersey American Water Company)                             5.350           06/01/2023           150,192
----------------------------------------------------------------------------------------------------------------------------------
     255,000  NJ EDA (New Jersey American Water Company)                             5.350           06/01/2023           255,326
----------------------------------------------------------------------------------------------------------------------------------
   1,035,000  NJ EDA (New Jersey American Water Company) 1                           5.375           05/01/2032         1,061,258
----------------------------------------------------------------------------------------------------------------------------------
     635,000  NJ EDA (New Jersey American Water Company)                             5.500           06/01/2023           635,527
----------------------------------------------------------------------------------------------------------------------------------
   1,475,000  NJ EDA (New Jersey American Water Company)                             5.950           11/01/2029         1,488,924
----------------------------------------------------------------------------------------------------------------------------------
     735,000  NJ EDA (New Jersey American Water Company)                             6.000           05/01/2036           735,132
----------------------------------------------------------------------------------------------------------------------------------
   6,690,000  NJ EDA (New Jersey American Water Company)                             6.875           11/01/2034         6,774,762
----------------------------------------------------------------------------------------------------------------------------------
     120,000  NJ EDA (New Jersey Natural Gas Company)                                5.000           12/01/2038           120,745
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ EDA (New Jersey Transit Corp.)                                      5.700           12/15/2013            25,044
----------------------------------------------------------------------------------------------------------------------------------
      30,000  NJ EDA (New Jersey Transit Corp.)                                      5.750           12/15/2017            30,054
----------------------------------------------------------------------------------------------------------------------------------
     400,000  NJ EDA (Newark Downtown District Management
              Corp.)                                                                 5.125           06/15/2027           402,088
----------------------------------------------------------------------------------------------------------------------------------
     700,000  NJ EDA (Newark Downtown District Management
              Corp.)                                                                 5.125           06/15/2037           686,364
----------------------------------------------------------------------------------------------------------------------------------
   2,495,000  NJ EDA (Nui Corp.)                                                     5.250           11/01/2033         2,461,916
----------------------------------------------------------------------------------------------------------------------------------
   2,780,000  NJ EDA (Nui Corp.)                                                     5.250           11/01/2033         2,697,545
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  NJ EDA (Pingry School)                                                 5.000           11/01/2038         7,356,320
----------------------------------------------------------------------------------------------------------------------------------
   5,875,000  NJ EDA (Public Service Electric and Gas) 1                             6.400           05/01/2032         5,928,169
----------------------------------------------------------------------------------------------------------------------------------
     240,000  NJ EDA (Reformed Church Ministries to the Aging
              The Particulare Synod Mid-Atlantics)                                   5.375           12/01/2018           243,660
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  NJ EDA (School Facilities Construction) 3                              5.000           09/01/2024         8,603,800
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  NJ EDA (School Facilities Construction) 3                              5.000           09/01/2036        10,349,450
----------------------------------------------------------------------------------------------------------------------------------
  18,080,000  NJ EDA (School Facilities Construction) 3                              5.125           03/01/2028        18,864,129
----------------------------------------------------------------------------------------------------------------------------------
  36,180,000  NJ EDA (School Facilities Construction) 3                              5.125           03/01/2030        37,680,204
----------------------------------------------------------------------------------------------------------------------------------
   4,430,000  NJ EDA (School Facilities Construction) 1                              5.125           03/01/2030         4,613,668
----------------------------------------------------------------------------------------------------------------------------------
   1,215,000  NJ EDA (St. Francis Life Care Corp.)                                   5.700           10/01/2017         1,229,398
----------------------------------------------------------------------------------------------------------------------------------
   2,220,000  NJ EDA (St. Francis Life Care Corp.)                                   5.750           10/01/2023         2,234,763
----------------------------------------------------------------------------------------------------------------------------------
     480,000  NJ EDA (The Gill/St. Bernards School)                                  6.000           02/01/2019           485,659
----------------------------------------------------------------------------------------------------------------------------------
     510,000  NJ EDA (The Gill/St. Bernards School)                                  6.000           02/01/2020           515,952
----------------------------------------------------------------------------------------------------------------------------------
     545,000  NJ EDA (The Gill/St. Bernards School)                                  6.000           02/01/2021           551,289
----------------------------------------------------------------------------------------------------------------------------------
     575,000  NJ EDA (The Gill/St. Bernards School)                                  6.000           02/01/2022           581,549
----------------------------------------------------------------------------------------------------------------------------------
     610,000  NJ EDA (The Gill/St. Bernards School)                                  6.000           02/01/2023           616,869
----------------------------------------------------------------------------------------------------------------------------------
     650,000  NJ EDA (The Gill/St. Bernards School)                                  6.000           02/01/2024           657,254
----------------------------------------------------------------------------------------------------------------------------------


                    3 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    690,000  NJ EDA (The Gill/St. Bernards School)                                  6.000%          02/01/2025     $     697,645
----------------------------------------------------------------------------------------------------------------------------------
     115,000  NJ EDA (The Presbyterian Home at Montgomery)                           6.375           11/01/2031           117,660
----------------------------------------------------------------------------------------------------------------------------------
   3,770,000  NJ EDA (Trigen-Trenton District Energy Company)                        6.200           12/01/2010         3,775,844
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NJ EDA (United Methodist Homes of New Jersey)                          5.125           07/01/2018            19,368
----------------------------------------------------------------------------------------------------------------------------------
   2,370,000  NJ EDA (United Methodist Homes of New Jersey)                          5.125           07/01/2025         2,204,337
----------------------------------------------------------------------------------------------------------------------------------
      45,000  NJ EDA (United Methodist Homes of New Jersey)                          7.200           07/01/2010            45,072
----------------------------------------------------------------------------------------------------------------------------------
     595,000  NJ EDA (United Water New Jersey) 1                                     5.000           11/01/2028           603,181
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  NJ EDA Retirement Community (Seabrook Village)                         5.250           11/15/2026         2,373,050
----------------------------------------------------------------------------------------------------------------------------------
   3,500,000  NJ EDA Retirement Community (Seabrook Village)                         5.250           11/15/2036         3,238,025
----------------------------------------------------------------------------------------------------------------------------------
      90,000  NJ Educational Facilities Authority (Beth Medrash
              Govoha America)                                                        6.375           07/01/2030            93,812
----------------------------------------------------------------------------------------------------------------------------------
     625,000  NJ Educational Facilities Authority (Fairleigh
              Dickinson University), Series D                                        5.250           07/01/2032           617,713
----------------------------------------------------------------------------------------------------------------------------------
  15,000,000  NJ Educational Facilities Authority (Fairleigh
              Dickinson University), Series D                                        6.000           07/01/2025        15,750,000
----------------------------------------------------------------------------------------------------------------------------------
       5,000  NJ Educational Facilities Authority (Institute for
              Advance Study)                                                         5.000           07/01/2021             5,040
----------------------------------------------------------------------------------------------------------------------------------
      15,000  NJ Educational Facilities Authority (Jersey City State
              College)                                                               6.250           07/01/2010            15,029
----------------------------------------------------------------------------------------------------------------------------------
     160,000  NJ Educational Facilities Authority (Monmouth
              University)                                                            5.625           07/01/2013           160,179
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  NJ Educational Facilities Authority (Monmouth
              University)                                                            5.800           07/01/2022         2,042,160
----------------------------------------------------------------------------------------------------------------------------------
   4,500,000  NJ Educational Facilities Authority (Rider University)                 5.000           07/01/2037         4,502,475
----------------------------------------------------------------------------------------------------------------------------------
     280,000  NJ Educational Facilities Authority (St. Peter's
              College)                                                               5.500           07/01/2027           280,182
----------------------------------------------------------------------------------------------------------------------------------
       5,000  NJ Educational Facilities Authority (Stevens Institute
              of Technology)                                                         5.000           07/01/2018             5,061
----------------------------------------------------------------------------------------------------------------------------------
   4,250,000  NJ Educational Facilities Authority (Stevens Institute
              of Technology)                                                         5.000           07/01/2034         4,182,043
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ Educational Facilities Authority (University of
              Medicine & Dentistry)                                                  5.125           12/01/2011            25,032
----------------------------------------------------------------------------------------------------------------------------------
      50,000  NJ Educational Facilities Authority (University of
              Medicine & Dentistry)                                                  5.125           12/01/2012            50,064
----------------------------------------------------------------------------------------------------------------------------------
     175,000  NJ Educational Facilities Authority (University of
              Medicine & Dentistry)                                                  5.250           12/01/2013           175,240
----------------------------------------------------------------------------------------------------------------------------------
     140,000  NJ Educational Facilities Authority (University of
              Medicine & Dentistry)                                                  5.250           12/01/2014           140,192
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NJ Educational Facilities Authority (University of
              Medicine & Dentistry)                                                  5.250           12/01/2015            20,027
----------------------------------------------------------------------------------------------------------------------------------
     355,000  NJ Educational Facilities Authority (University of
              Medicine & Dentistry) 1                                                5.250           12/01/2021           355,447
----------------------------------------------------------------------------------------------------------------------------------
     705,000  NJ Educational Facilities Authority (University of
              Medicine & Dentistry)                                                  5.250           12/01/2021           705,881
----------------------------------------------------------------------------------------------------------------------------------
     190,000  NJ Educational Facilities Authority (University of
              Medicine & Dentistry)                                                  5.250           12/01/2025           190,192
----------------------------------------------------------------------------------------------------------------------------------
     115,000  NJ Educational Facilities Authority (University of
              Medicine & Dentistry)                                                  5.250           12/01/2025           115,116
----------------------------------------------------------------------------------------------------------------------------------
      80,000  NJ Environmental Infrastructure                                        5.000           09/01/2020            82,578
----------------------------------------------------------------------------------------------------------------------------------
      10,000  NJ Health Care Facilities Financing Authority
              (Allegany Health System Obligated Group)                               5.200           07/01/2018            10,458
----------------------------------------------------------------------------------------------------------------------------------


                    4 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    475,000  NJ Health Care Facilities Financing Authority
              (Avalon at Hillsborough)                                               6.150%          07/01/2020     $     475,413
----------------------------------------------------------------------------------------------------------------------------------
     750,000  NJ Health Care Facilities Financing Authority
              (Avalon at Hillsborough)                                               6.375           07/01/2025           750,278
----------------------------------------------------------------------------------------------------------------------------------
     565,000  NJ Health Care Facilities Financing Authority
              (Avalon at Hillsborough)                                               6.625           07/01/2035           565,932
----------------------------------------------------------------------------------------------------------------------------------
     150,000  NJ Health Care Facilities Financing Authority
              (Capital Health System)                                                5.250           07/01/2017           152,163
----------------------------------------------------------------------------------------------------------------------------------
     160,000  NJ Health Care Facilities Financing Authority
              (Capital Health System)                                                5.250           07/01/2027           160,355
----------------------------------------------------------------------------------------------------------------------------------
     110,000  NJ Health Care Facilities Financing Authority
              (Capital Health System)                                                5.375           07/01/2033           108,783
----------------------------------------------------------------------------------------------------------------------------------
   4,145,000  NJ Health Care Facilities Financing Authority
              (Capital Health System)                                                5.750           07/01/2023         4,266,573
----------------------------------------------------------------------------------------------------------------------------------
      70,000  NJ Health Care Facilities Financing Authority
              (Catholic Health East)                                                 5.375           11/15/2033            75,896
----------------------------------------------------------------------------------------------------------------------------------
  39,600,000  NJ Health Care Facilities Financing Authority
              (Catholic Health East/Mercy Medical/McCauley
              Center Obligated Group) 3                                              4.524 4         11/15/2033        36,895,072
----------------------------------------------------------------------------------------------------------------------------------
     615,000  NJ Health Care Facilities Financing Authority
              (Catholic Health East/Mercy Medical/McCauley
              Center Obligated Group)                                                4.498 4         11/15/2033           572,208
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NJ Health Care Facilities Financing Authority
              (Children's Specialized Hospital)                                      5.500           07/01/2036         1,011,450
----------------------------------------------------------------------------------------------------------------------------------
      80,000  NJ Health Care Facilities Financing Authority
              (Chilton Memorial Hospital)                                            5.000           07/01/2013            80,034
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ Health Care Facilities Financing Authority
              (CMC/KMCC Obligated Group)                                             5.500           07/01/2027            25,529
----------------------------------------------------------------------------------------------------------------------------------
     140,000  NJ Health Care Facilities Financing Authority
              (CMMC/CMHS Obligated Group)                                            5.000           07/01/2025           140,997
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NJ Health Care Facilities Financing Authority
              (Columbus Hospital)                                                    7.500           07/01/2021         1,016,080
----------------------------------------------------------------------------------------------------------------------------------
      50,000  NJ Health Care Facilities Financing Authority
              (CoMC/KMCC Obligated Group)                                            5.500           07/01/2017            51,070
----------------------------------------------------------------------------------------------------------------------------------
      10,000  NJ Health Care Facilities Financing Authority
              (Community Hospital Group/Hartwyck at Oak Tree
              Obligated Group)                                                       5.000           07/01/2025            10,169
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  NJ Health Care Facilities Financing Authority
              (Englewood Hospital & Medical Center) 3                                5.250           08/01/2025         8,399,960
----------------------------------------------------------------------------------------------------------------------------------
     150,000  NJ Health Care Facilities Financing Authority
              (Englewood Hospital & Medical Center)                                  5.250           08/01/2025           157,499
----------------------------------------------------------------------------------------------------------------------------------
   7,480,000  NJ Health Care Facilities Financing Authority
              (Greystone Park Psychiatric Hospital) 3                                5.000           09/15/2026         7,793,113
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  NJ Health Care Facilities Financing Authority
              (Greystone Park Psychiatric Hospital) 3                                5.000           09/15/2027         4,167,440
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  NJ Health Care Facilities Financing Authority
              (Greystone Park Psychiatric Hospital) 3                                5.000           09/15/2028         4,167,440
----------------------------------------------------------------------------------------------------------------------------------
      15,000  NJ Health Care Facilities Financing Authority
              (Greystone Park Psychiatric Hospital)                                  5.000           09/15/2026            15,648
----------------------------------------------------------------------------------------------------------------------------------
      40,000  NJ Health Care Facilities Financing Authority
              (Hackensack University Medical Center)                                 5.000           01/01/2028            40,422
----------------------------------------------------------------------------------------------------------------------------------


                    5 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    750,000  NJ Health Care Facilities Financing Authority
              (Hebrew Old Age Center of Atlantic City)                               5.300%          11/01/2026     $     703,883
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NJ Health Care Facilities Financing Authority
              (Hebrew Old Age Center of Atlantic City)                               5.375           11/01/2036           936,700
----------------------------------------------------------------------------------------------------------------------------------
   1,260,000  NJ Health Care Facilities Financing Authority
              (Holy Name Hospital)                                                   5.000           07/01/2036         1,198,273
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  NJ Health Care Facilities Financing Authority
              (Hunterdon Medical Center)                                             5.125           07/01/2035         2,523,325
----------------------------------------------------------------------------------------------------------------------------------
     350,000  NJ Health Care Facilities Financing Authority
              (KMH/UMC/KSC Obligated Group)                                          5.125           07/01/2027           353,791
----------------------------------------------------------------------------------------------------------------------------------
      45,000  NJ Health Care Facilities Financing Authority (Ocean
              Nursing Pavilion/Meridian Hospitals Corp.)                             5.250           07/01/2019            46,505
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ Health Care Facilities Financing Authority
              (ONP/MHC Obligated Group)                                              5.375           07/01/2024            25,827
----------------------------------------------------------------------------------------------------------------------------------
      50,000  NJ Health Care Facilities Financing Authority
              (Palisades Medical Center)                                             5.200           07/01/2019            50,386
----------------------------------------------------------------------------------------------------------------------------------
     165,000  NJ Health Care Facilities Financing Authority
              (Palisades Medical Center)                                             5.250           07/01/2028           164,987
----------------------------------------------------------------------------------------------------------------------------------
   1,430,000  NJ Health Care Facilities Financing Authority
              (Pascack Valley Hospital Assoc.) 5                                     5.125           07/01/2018           779,350
----------------------------------------------------------------------------------------------------------------------------------
   5,755,000  NJ Health Care Facilities Financing Authority
              (Pascack Valley Hospital Assoc.) 5                                     5.125           07/01/2028         3,136,475
----------------------------------------------------------------------------------------------------------------------------------
     135,000  NJ Health Care Facilities Financing Authority
              (Pascack Valley Hospital Assoc.) 5                                     6.625           07/01/2036            73,535
----------------------------------------------------------------------------------------------------------------------------------
   1,300,000  NJ Health Care Facilities Financing Authority
              (Raritan Bay Medical Center)                                           7.250           07/01/2014         1,328,002
----------------------------------------------------------------------------------------------------------------------------------
   9,830,000  NJ Health Care Facilities Financing Authority
              (Raritan Bay Medical Center)                                           7.250           07/01/2027         9,982,070
----------------------------------------------------------------------------------------------------------------------------------
   8,900,000  NJ Health Care Facilities Financing Authority
              (RWJ University Hospital)                                              5.000           07/01/2035         8,846,600
----------------------------------------------------------------------------------------------------------------------------------
      50,000  NJ Health Care Facilities Financing Authority
              (RWJ University Hospital)                                              5.600           07/01/2015            51,893
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  NJ Health Care Facilities Financing Authority
              (RWJ University Hospital)                                              5.750           07/01/2025         1,141,536
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ Health Care Facilities Financing Authority
              (Society of the Valley Hospital)                                       5.375           07/01/2025            25,854
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NJ Health Care Facilities Financing Authority
              (Society of the Valley Hospital)                                       5.500           07/01/2020            20,892
----------------------------------------------------------------------------------------------------------------------------------
      10,000  NJ Health Care Facilities Financing Authority
              (Somerset Medical Center)                                              5.500           07/01/2023             9,896
----------------------------------------------------------------------------------------------------------------------------------
      70,000  NJ Health Care Facilities Financing Authority
              (Somerset Medical Center)                                              5.500           07/01/2033            66,759
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NJ Health Care Facilities Financing Authority
              (South Jersey Hospital System)                                         6.000           07/01/2032            22,003
----------------------------------------------------------------------------------------------------------------------------------
     250,000  NJ Health Care Facilities Financing Authority
              (South Jersey Hospital)                                                5.000           07/01/2036           251,820
----------------------------------------------------------------------------------------------------------------------------------
   2,505,000  NJ Health Care Facilities Financing Authority
              (South Jersey Hospital)                                                5.000           07/01/2046         2,509,008
----------------------------------------------------------------------------------------------------------------------------------
  37,955,000  NJ Health Care Facilities Financing Authority
              (St. Barnabas Corp./St. Barnabas Medical Center
              Obligated Group)                                                       6.250 6         07/01/2030        10,004,179
----------------------------------------------------------------------------------------------------------------------------------
       5,000  NJ Health Care Facilities Financing Authority
              (St. Barnabas)                                                         5.000           07/01/2024             5,135
----------------------------------------------------------------------------------------------------------------------------------


                    6 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     45,000  NJ Health Care Facilities Financing Authority
              (St. Barnabas)                                                         5.000%          07/01/2024     $      45,956
----------------------------------------------------------------------------------------------------------------------------------
   4,845,000  NJ Health Care Facilities Financing Authority
              (St. Clare's Hospital)                                                 5.250           07/01/2021         5,015,302
----------------------------------------------------------------------------------------------------------------------------------
      45,000  NJ Health Care Facilities Financing Authority
              (St. Joseph's Hospital & Medical Center)                               5.700           07/01/2011            45,518
----------------------------------------------------------------------------------------------------------------------------------
     265,000  NJ Health Care Facilities Financing Authority
              (St. Joseph's Hospital & Medical Center)                               5.750           07/01/2016           268,026
----------------------------------------------------------------------------------------------------------------------------------
     800,000  NJ Health Care Facilities Financing Authority
              (St. Joseph's Hospital & Medical Center)                               6.000           07/01/2026           809,304
----------------------------------------------------------------------------------------------------------------------------------
      75,000  NJ Health Care Facilities Financing Authority
              (St. Peter's Hospital)                                                 5.000           07/01/2010            75,077
----------------------------------------------------------------------------------------------------------------------------------
       5,000  NJ Health Care Facilities Financing Authority
              (St. Peter's Hospital)                                                 5.000           07/01/2012             5,005
----------------------------------------------------------------------------------------------------------------------------------
      30,000  NJ Health Care Facilities Financing Authority
              (St. Peter's Hospital)                                                 5.000           07/01/2013            30,031
----------------------------------------------------------------------------------------------------------------------------------
     305,000  NJ Health Care Facilities Financing Authority
              (St. Peter's Hospital)                                                 5.000           07/01/2021           307,864
----------------------------------------------------------------------------------------------------------------------------------
     500,000  NJ Health Care Facilities Financing Authority
              (St. Peter's University Hospital/Margaret McLaughlin
              McCarrick Care Center Obligated Group)                                 6.875           07/01/2020           525,315
----------------------------------------------------------------------------------------------------------------------------------
   1,025,000  NJ Health Care Facilities Financing Authority
              (St. Peter's University Hospital/Margaret McLaughlin
              McCarrick Care Center Obligated Group)                                 6.875           07/01/2030         1,071,679
----------------------------------------------------------------------------------------------------------------------------------
      50,000  NJ Health Care Facilities Financing Authority
              (The Medical Center at Princeton)                                      5.000           07/01/2028            50,995
----------------------------------------------------------------------------------------------------------------------------------
      50,000  NJ Health Care Facilities Financing Authority
              (THGS/THGSF Obligated Group)                                           5.200           07/01/2031            50,248
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  NJ Health Care Facilities Financing Authority
              (Trinitas Hospital)                                                    5.250           07/01/2030         1,985,440
----------------------------------------------------------------------------------------------------------------------------------
   5,880,000  NJ Health Care Facilities Financing Authority
              (Trinitas Hospital/Marillac Corp. Obligated Group) 1                   5.250           07/01/2030         5,776,336
----------------------------------------------------------------------------------------------------------------------------------
      50,000  NJ Health Care Facilities Financing Authority
              (Trinitas Hospital/Marillac Corp. Obligated Group)                     7.400           07/01/2020            55,275
----------------------------------------------------------------------------------------------------------------------------------
      15,000  NJ HFA                                                                 5.250           11/01/2015            15,014
----------------------------------------------------------------------------------------------------------------------------------
      45,000  NJ HFA                                                                 5.375           11/01/2008            45,058
----------------------------------------------------------------------------------------------------------------------------------
      35,000  NJ Higher Education Assistance Authority
              (Student Loans)                                                        5.250           06/01/2018            35,061
----------------------------------------------------------------------------------------------------------------------------------
      75,000  NJ Higher Education Assistance Authority
              (Student Loans)                                                        5.300           06/01/2017            75,807
----------------------------------------------------------------------------------------------------------------------------------
      45,000  NJ Higher Education Assistance Authority
              (Student Loans)                                                        5.800           06/01/2016            45,393
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ Higher Education Assistance Authority
              (Student Loans)                                                        5.900           07/01/2009            25,224
----------------------------------------------------------------------------------------------------------------------------------
       5,000  NJ Higher Education Assistance Authority
              (Student Loans)                                                        6.000           07/01/2011             5,047
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ Higher Education Assistance Authority
              (Student Loans)                                                        6.000           07/01/2012            25,044
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NJ Higher Education Assistance Authority
              (Student Loans)                                                        6.125           07/01/2015            20,062
----------------------------------------------------------------------------------------------------------------------------------
      85,000  NJ Hsg. & Mortgage Finance Agency (Homebuyer)                          5.150           10/01/2018            86,912
----------------------------------------------------------------------------------------------------------------------------------
      10,000  NJ Hsg. & Mortgage Finance Agency (Homebuyer)                          5.250           10/01/2018            10,141
----------------------------------------------------------------------------------------------------------------------------------
   3,560,000  NJ Hsg. & Mortgage Finance Agency (Homebuyer)                          5.400           10/01/2020         3,608,594
----------------------------------------------------------------------------------------------------------------------------------


                    7 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  2,255,000  NJ Hsg. & Mortgage Finance Agency (Multifamily) 1                      4.900%          11/01/2026     $   2,239,846
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NJ Hsg. & Mortgage Finance Agency (Multifamily) 1                      5.000           11/01/2036           990,180
----------------------------------------------------------------------------------------------------------------------------------
     275,000  NJ Hsg. & Mortgage Finance Agency (Multifamily) 1                      5.150           11/01/2030           275,960
----------------------------------------------------------------------------------------------------------------------------------
      45,000  NJ Hsg. & Mortgage Finance Agency (Multifamily)                        5.400           11/01/2017            45,722
----------------------------------------------------------------------------------------------------------------------------------
  15,000,000  NJ Hsg. & Mortgage Finance Agency
              (Single Family Hsg.)                                                   4.550           10/01/2022        14,431,500
----------------------------------------------------------------------------------------------------------------------------------
     370,000  NJ Hsg. & Mortgage Finance Agency
              (Single Family Hsg.)                                                   4.800           10/01/2047           349,213
----------------------------------------------------------------------------------------------------------------------------------
   4,500,000  NJ Hsg. & Mortgage Finance Agency
              (Single Family Hsg.) 7                                                 5.000           10/01/2037         4,455,000
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  NJ Hsg. & Mortgage Finance Agency, Series A 1                          4.850           11/01/2039         2,403,825
----------------------------------------------------------------------------------------------------------------------------------
   2,150,000  NJ Hsg. & Mortgage Finance Agency, Series A                            4.950           11/01/2048         2,077,244
----------------------------------------------------------------------------------------------------------------------------------
      40,000  NJ Hsg. & Mortgage Finance Agency, Series A                            5.050           11/01/2018            40,466
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NJ Hsg. & Mortgage Finance Agency, Series A                            5.050           05/01/2034            24,982
----------------------------------------------------------------------------------------------------------------------------------
     130,000  NJ Hsg. & Mortgage Finance Agency, Series A 1                          5.550           05/01/2027           132,102
----------------------------------------------------------------------------------------------------------------------------------
   2,075,000  NJ Hsg. & Mortgage Finance Agency, Series A                            5.650           05/01/2040         2,108,698
----------------------------------------------------------------------------------------------------------------------------------
      10,000  NJ Hsg. & Mortgage Finance Agency, Series A1                           6.250           05/01/2020            10,298
----------------------------------------------------------------------------------------------------------------------------------
      15,000  NJ Hsg. & Mortgage Finance Agency, Series B                            5.850           11/01/2012            15,636
----------------------------------------------------------------------------------------------------------------------------------
      50,000  NJ Hsg. & Mortgage Finance Agency, Series B                            6.150           11/01/2020            51,727
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NJ Hsg. & Mortgage Finance Agency, Series BB                           5.300           04/01/2017            20,256
----------------------------------------------------------------------------------------------------------------------------------
      95,000  NJ Hsg. & Mortgage Finance Agency, Series E1                           5.750           05/01/2025            97,698
----------------------------------------------------------------------------------------------------------------------------------
   1,395,000  NJ Hsg. & Mortgage Finance Agency, Series M 1                          4.875           10/01/2026         1,381,343
----------------------------------------------------------------------------------------------------------------------------------
   2,405,000  NJ Hsg. & Mortgage Finance Agency, Series M 1                          5.000           10/01/2036         2,381,287
----------------------------------------------------------------------------------------------------------------------------------
      55,000  NJ Hsg. & Mortgage Finance Agency, Series T                            5.600           04/01/2017            55,888
----------------------------------------------------------------------------------------------------------------------------------
      80,000  NJ Hsg. & Mortgage Finance Agency, Series U                            5.550           10/01/2011            81,281
----------------------------------------------------------------------------------------------------------------------------------
   1,420,000  NJ Hsg. & Mortgage Finance Agency, Series U                            5.750           04/01/2018         1,442,322
----------------------------------------------------------------------------------------------------------------------------------
     390,000  NJ Hsg. & Mortgage Finance Agency, Series U 1                          5.850           04/01/2029           396,072
----------------------------------------------------------------------------------------------------------------------------------
      65,000  NJ Hsg. & Mortgage Finance Agency, Series V                            5.250           04/01/2026            66,076
----------------------------------------------------------------------------------------------------------------------------------
      10,000  NJ Sports & Exposition Authority, Series A                             5.000           01/01/2010            10,012
----------------------------------------------------------------------------------------------------------------------------------
      15,000  NJ Sports & Exposition Authority, Series A                             5.125           01/01/2016            15,019
----------------------------------------------------------------------------------------------------------------------------------
     250,000  NJ Sports & Exposition Authority, Series A                             5.200           01/01/2020           250,298
----------------------------------------------------------------------------------------------------------------------------------
     610,000  NJ Sports & Exposition Authority, Series A                             5.200           01/01/2024           610,689
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  NJ Tobacco Settlement Financing Corp.                                  4.625           06/01/2026         2,648,550
----------------------------------------------------------------------------------------------------------------------------------
  27,845,000  NJ Tobacco Settlement Financing Corp.                                  4.750           06/01/2034        23,231,640
----------------------------------------------------------------------------------------------------------------------------------
 274,050,000  NJ Tobacco Settlement Financing Corp.                                  5.649 6         06/01/2041        30,309,930
----------------------------------------------------------------------------------------------------------------------------------
 200,000,000  NJ Tobacco Settlement Financing Corp.                                  5.800 6         06/01/2041        20,460,000
----------------------------------------------------------------------------------------------------------------------------------
      10,000  NJ Tobacco Settlement Financing Corp. (TASC)                           5.750           06/01/2016            10,903
----------------------------------------------------------------------------------------------------------------------------------
  11,100,000  NJ Tobacco Settlement Financing Corp. (TASC)                           5.750           06/01/2032        11,908,080
----------------------------------------------------------------------------------------------------------------------------------
  27,150,000  NJ Tobacco Settlement Financing Corp. (TASC)                           6.125           06/01/2042        30,027,900
----------------------------------------------------------------------------------------------------------------------------------
   3,945,000  NJ Tobacco Settlement Financing Corp. (TASC)                           6.250           06/01/2043         4,468,304
----------------------------------------------------------------------------------------------------------------------------------
      15,000  NJ Wastewater Treatment                                                5.200           09/01/2010            15,020
----------------------------------------------------------------------------------------------------------------------------------
      55,000  Pleasantville School District COP                                      5.500           10/01/2013            55,087
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Pompton Lakes School District                                          5.500           08/01/2009            20,031
----------------------------------------------------------------------------------------------------------------------------------
   1,535,000  Port Authority NY/NJ (JFK International Air
              Terminal)                                                              5.750           12/01/2022         1,567,818
----------------------------------------------------------------------------------------------------------------------------------
   5,485,000  Port Authority NY/NJ (JFK International Air
              Terminal) 1                                                            5.750           12/01/2025         5,492,953
----------------------------------------------------------------------------------------------------------------------------------
   3,535,000  Port Authority NY/NJ (KIAC)                                            6.750           10/01/2011         3,558,225
----------------------------------------------------------------------------------------------------------------------------------
   3,210,000  Port Authority NY/NJ (KIAC)                                            6.750           10/01/2019         3,230,480
----------------------------------------------------------------------------------------------------------------------------------


                    8 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     25,000  Port Authority NY/NJ, 116th Series                                     5.000%          10/01/2016     $      25,028
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Port Authority NY/NJ, 117th Series                                     5.125           11/15/2013            40,882
----------------------------------------------------------------------------------------------------------------------------------
   7,530,000  Port Authority NY/NJ, 120th Series                                     5.750           10/15/2012         7,610,571
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Port Authority NY/NJ, 122nd Series                                     5.125           01/15/2036            25,171
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Port Authority NY/NJ, 124th Series                                     5.000           08/01/2022            20,322
----------------------------------------------------------------------------------------------------------------------------------
     310,000  Port Authority NY/NJ, 124th Series                                     5.000           08/01/2031           311,714
----------------------------------------------------------------------------------------------------------------------------------
   6,595,000  Port Authority NY/NJ, 126th Series 1                                   5.250           05/15/2037         6,755,984
----------------------------------------------------------------------------------------------------------------------------------
   9,235,000  Port Authority NY/NJ, 127th Series 3                                   5.250           12/15/2032         9,488,504
----------------------------------------------------------------------------------------------------------------------------------
   1,105,000  Port Authority NY/NJ, 134th Series                                     5.000           07/15/2034         1,139,421
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Port Authority NY/NJ, 135th Series                                     5.000           03/15/2039         1,029,160
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Port Authority NY/NJ, 140th Series                                     5.000           12/01/2034         1,035,070
----------------------------------------------------------------------------------------------------------------------------------
  15,720,000  Port Authority NY/NJ, 141st Series 3                                   5.000           09/01/2024        16,233,179
----------------------------------------------------------------------------------------------------------------------------------
  10,500,000  Port Authority NY/NJ, 143rd Series                                     5.000           10/01/2030        10,687,215
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Readington-Lebanon Sewage Authority                                    5.250           01/01/2013            65,089
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Riverside Township GO                                                  5.300           12/01/2007            50,061
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Riverside Township GO                                                  5.450           12/01/2010            20,026
----------------------------------------------------------------------------------------------------------------------------------
     185,000  Salem County IPCFA (Atlantic City Electric
              Company)                                                               5.600           11/01/2025           187,829
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Salem County IPCFA (Atlantic City Electric
              Company)                                                               5.600           11/01/2025            40,042
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Salem County IPCFA (Public Service Electric & Gas) 1                   5.200           03/01/2025         1,500,840
----------------------------------------------------------------------------------------------------------------------------------
   3,810,000  Salem County IPCFA (Public Service Electric & Gas)                     5.450           02/01/2032         3,836,403
----------------------------------------------------------------------------------------------------------------------------------
   1,440,000  Salem County IPCFA (Public Service Electric & Gas)                     5.750           04/01/2031         1,465,776
----------------------------------------------------------------------------------------------------------------------------------
   1,525,000  South Jersey Port Corp.                                                5.200           01/01/2023         1,554,616
----------------------------------------------------------------------------------------------------------------------------------
     200,000  South Jersey Port Corp.                                                5.250           01/01/2030           203,354
----------------------------------------------------------------------------------------------------------------------------------
   3,980,000  Union County Improvement Authority (Juvenile
              Detention Center)                                                      5.500           05/01/2034         4,280,530
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Union County Improvement Authority (Linden
              Airport)                                                               5.000           03/01/2028            65,774
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Union County Utilities Authority (County
              Deficiency)                                                            5.000           06/15/2028            50,554
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Union County Utilities Authority (County
              Deficiency)                                                            5.000           06/15/2028            50,351
----------------------------------------------------------------------------------------------------------------------------------
     435,000  Union County Utilities Authority (County
              Deficiency)                                                            5.000           06/15/2028           438,054
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Union County Utilities Authority (Ogden Martin
              Systems of Union)                                                      5.000           06/01/2016            15,212
----------------------------------------------------------------------------------------------------------------------------------
   1,580,000  Union County Utilities Authority (Ogden Martin                         5.000           06/01/2023         1,598,044
              Systems of Union) 1
----------------------------------------------------------------------------------------------------------------------------------
     165,000  Union County Utilities Authority (Ogden Martin
              Systems of Union)                                                      5.350           06/01/2023           167,694
----------------------------------------------------------------------------------------------------------------------------------
   9,445,000  Union County Utilities Authority (Ogden Martin
              Systems of Union)                                                      5.375           06/01/2013         9,627,005
----------------------------------------------------------------------------------------------------------------------------------
     160,000  Union County Utilities Authority (Ogden Martin
              Systems of Union)                                                      5.375           06/01/2017           162,669
----------------------------------------------------------------------------------------------------------------------------------
     145,000  Union County Utilities Authority (Ogden Martin
              Systems of Union)                                                      5.375           06/01/2018           147,403
----------------------------------------------------------------------------------------------------------------------------------
     225,000  Union County Utilities Authority (Ogden Martin
              Systems of Union)                                                      5.375           06/01/2019           228,728
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Union County Utilities Authority (Ogden Martin
              Systems of Union)                                                      5.375           06/01/2020            60,994
----------------------------------------------------------------------------------------------------------------------------------


                    9 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
$     10,000  University of Medicine & Dentistry of NJ COP                           6.750%          12/01/2009     $      10,114
                                                                                                                    --------------
                                                                                                                      715,956,956
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--36.4%
   2,740,000  Guam Education Financing Foundation COP                                5.000           10/01/2023         2,825,378
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Guam Government Waterworks Authority and
              Wastewater System                                                      5.875           07/01/2035         2,561,700
----------------------------------------------------------------------------------------------------------------------------------
   3,900,000  Guam Government Waterworks Authority and
              Wastewater System                                                      6.000           07/01/2025         4,061,109
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Guam Power Authority, Series A                                         5.125           10/01/2029            47,657
----------------------------------------------------------------------------------------------------------------------------------
     300,000  Northern Mariana Islands Commonwealth, Series A                        6.750           10/01/2033           320,496
----------------------------------------------------------------------------------------------------------------------------------
   4,650,000  Northern Mariana Islands Ports Authority, Series A                     5.000           06/01/2030         4,264,050
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Northern Mariana Islands Ports Authority, Series A                     5.500           03/15/2031         1,209,225
----------------------------------------------------------------------------------------------------------------------------------
   3,310,000  Northern Mariana Islands Ports Authority, Series A                     6.250           03/15/2028         3,134,901
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Aqueduct & Sewer Authority                                 5.000           07/01/2019         5,113,400
----------------------------------------------------------------------------------------------------------------------------------
   5,200,000  Puerto Rico Children's Trust Fund (TASC)                               5.500           05/15/2039         5,209,152
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Puerto Rico Children's Trust Fund (TASC)                               5.625           05/15/2043         3,012,420
----------------------------------------------------------------------------------------------------------------------------------
  94,000,000  Puerto Rico Children's Trust Fund (TASC)                               6.313 6         05/15/2050         6,047,020
----------------------------------------------------------------------------------------------------------------------------------
  26,000,000  Puerto Rico Children's Trust Fund (TASC)                               7.031 6         05/15/2055           913,380
----------------------------------------------------------------------------------------------------------------------------------
     350,000  Puerto Rico Commonwealth GO 1                                          5.000           07/01/2025           356,430
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Puerto Rico Commonwealth GO                                            5.000           07/01/2026            50,375
----------------------------------------------------------------------------------------------------------------------------------
  12,015,000  Puerto Rico Commonwealth GO                                            5.000           07/01/2027        12,182,729
----------------------------------------------------------------------------------------------------------------------------------
  12,750,000  Puerto Rico Commonwealth GO                                            5.000           07/01/2034        12,860,543
----------------------------------------------------------------------------------------------------------------------------------
   3,170,000  Puerto Rico Commonwealth GO                                            5.125           07/01/2031         3,213,080
----------------------------------------------------------------------------------------------------------------------------------
  16,035,000  Puerto Rico Commonwealth GO                                            5.250           07/01/2025        16,731,240
----------------------------------------------------------------------------------------------------------------------------------
   2,250,000  Puerto Rico Commonwealth GO                                            5.250           07/01/2026         2,344,433
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Puerto Rico Commonwealth GO                                            5.250           07/01/2030         2,594,100
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  Puerto Rico Commonwealth GO                                            5.250           07/01/2031         1,816,395
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Puerto Rico Commonwealth GO                                            5.250           07/01/2032         2,581,525
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Puerto Rico Electric Power Authority, Series TT                        5.000           07/01/2032         3,060,900
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Puerto Rico Electric Power Authority, Series TT                        5.000           07/01/2037         3,049,260
----------------------------------------------------------------------------------------------------------------------------------
  20,500,000  Puerto Rico Electric Power Authority, Series UU 3                      4.205 4         07/01/2031        19,112,355
----------------------------------------------------------------------------------------------------------------------------------
   6,200,000  Puerto Rico Electric Power Authority, Series UU                        4.185 4         07/01/2025         5,935,942
----------------------------------------------------------------------------------------------------------------------------------
     885,000  Puerto Rico HFC, Series B                                              5.300           12/01/2028           898,063
----------------------------------------------------------------------------------------------------------------------------------
     810,000  Puerto Rico Highway & Transportation Authority,
              Series G                                                               5.000           07/01/2042           812,916
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Puerto Rico Highway & Transportation Authority,
              Series K                                                               5.000           07/01/2027         4,080,120
----------------------------------------------------------------------------------------------------------------------------------
   5,145,000  Puerto Rico Highway & Transportation Authority,
              Series K                                                               5.000           07/01/2030         5,228,143
----------------------------------------------------------------------------------------------------------------------------------
     450,000  Puerto Rico Highway & Transportation Authority,
              Series M                                                               5.000           07/01/2037           454,613
----------------------------------------------------------------------------------------------------------------------------------
  21,000,000  Puerto Rico Highway & Transportation Authority,
              Series N 3                                                             4.035 4         07/01/2045        19,743,150
----------------------------------------------------------------------------------------------------------------------------------
  20,000,000  Puerto Rico Highway & Transportation Authority,
              Series N                                                               4.035 4         07/01/2045        18,803,000
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Infrastructure                                             5.000           07/01/2027         1,020,020
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Infrastructure                                             5.000           07/01/2037         5,042,450
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Infrastructure                                             5.000           07/01/2037         5,046,950
----------------------------------------------------------------------------------------------------------------------------------
   9,750,000  Puerto Rico Infrastructure                                             5.000           07/01/2041         9,807,915
----------------------------------------------------------------------------------------------------------------------------------


                   10 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$ 20,100,000  Puerto Rico Infrastructure                                             5.000%          07/01/2046     $  20,172,963
----------------------------------------------------------------------------------------------------------------------------------
     930,000  Puerto Rico ITEMECF (Ana G. Mendez University)                         5.000           03/01/2036           888,596
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Puerto Rico ITEMECF (Ana G. Mendez University)                         5.375           02/01/2019           101,538
----------------------------------------------------------------------------------------------------------------------------------
     555,000  Puerto Rico ITEMECF (Ana G. Mendez University)                         5.375           02/01/2029           558,730
----------------------------------------------------------------------------------------------------------------------------------
   1,710,000  Puerto Rico ITEMECF (Cogeneration Facilities)                          6.625           06/01/2026         1,805,777
----------------------------------------------------------------------------------------------------------------------------------
     205,000  Puerto Rico ITEMECF (Dr. Pila Hospital)                                6.250           08/01/2032           205,373
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico ITEMECF (Polytechnic University)                           5.000           08/01/2032         1,011,930
----------------------------------------------------------------------------------------------------------------------------------
     265,000  Puerto Rico ITEMECF (SEAM/Hospital Espanol
              Auxillio Obligated Group)                                              6.250           07/01/2024           266,826
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Puerto Rico Municipal Finance Agency, Series A                         5.250           08/01/2024           520,785
----------------------------------------------------------------------------------------------------------------------------------
   3,250,000  Puerto Rico Municipal Finance Agency, Series A                         5.250           08/01/2025         3,378,668
----------------------------------------------------------------------------------------------------------------------------------
  15,965,000  Puerto Rico Port Authority (American Airlines),
              Series A                                                               6.250           06/01/2026        15,964,361
----------------------------------------------------------------------------------------------------------------------------------
   1,985,000  Puerto Rico Port Authority (American Airlines),
              Series A                                                               6.300           06/01/2023         1,984,821
----------------------------------------------------------------------------------------------------------------------------------
      55,000  Puerto Rico Port Authority, Series D                                   6.000           07/01/2021            55,151
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Puerto Rico Public Buildings Authority                                 5.250           07/01/2029        10,366,000
----------------------------------------------------------------------------------------------------------------------------------
  16,545,000  Puerto Rico Public Buildings Authority                                 5.250           07/01/2033        17,035,725
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Public Buildings Authority, Series D                       5.125           07/01/2024         1,024,080
----------------------------------------------------------------------------------------------------------------------------------
   1,530,000  Puerto Rico Public Buildings Authority, Series D                       5.250           07/01/2036         1,560,615
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Puerto Rico Sales Tax Financing Corp., Series A 3                      4.518           08/01/2057         9,600,000
----------------------------------------------------------------------------------------------------------------------------------
   9,000,000  Puerto Rico Sales Tax Financing Corp., Series A                        5.250           08/01/2057         9,308,160
----------------------------------------------------------------------------------------------------------------------------------
   4,350,000  University of Puerto Rico                                              5.000           06/01/2025         4,448,832
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  University of Puerto Rico, Series Q                                    5.000           06/01/2030         3,053,310
----------------------------------------------------------------------------------------------------------------------------------
     150,000  University of V.I. , Series A                                          5.250           12/01/2023           153,059
----------------------------------------------------------------------------------------------------------------------------------
     710,000  University of V.I. , Series A                                          5.375           06/01/2034           713,699
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  University of V.I. , Series A                                          6.000           12/01/2024         1,035,170
----------------------------------------------------------------------------------------------------------------------------------
      40,000  University of V.I. , Series A                                          6.250           12/01/2029            41,503
----------------------------------------------------------------------------------------------------------------------------------
      60,000  V.I. HFA, Series A                                                     6.500           03/01/2025            60,044
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  V.I. Public Finance Authority (Hovensa Coker) 1                        6.500           07/01/2021         5,312,850
----------------------------------------------------------------------------------------------------------------------------------
   1,515,000  V.I. Public Finance Authority, Series A                                6.375           10/01/2019         1,632,867
----------------------------------------------------------------------------------------------------------------------------------
     325,000  V.I. Public Finance Authority, Series E                                5.875           10/01/2018           330,155
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  V.I. Public Finance Authority, Series E                                6.000           10/01/2022         2,536,800
----------------------------------------------------------------------------------------------------------------------------------
  11,100,000  V.I. Tobacco Settlement Financing Corp.                                6.235 6         05/15/2035         1,864,023
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  V.I. Tobacco Settlement Financing Corp.                                6.500 6         05/15/2035           177,485
----------------------------------------------------------------------------------------------------------------------------------
   2,050,000  V.I. Tobacco Settlement Financing Corp.                                6.875 6         05/15/2035           312,769
----------------------------------------------------------------------------------------------------------------------------------
   3,100,000  V.I. Tobacco Settlement Financing Corp.                                7.625 6         05/15/2035           401,326
----------------------------------------------------------------------------------------------------------------------------------
     290,000  V.I. Water & Power Authority                                           5.300           07/01/2018           292,072
----------------------------------------------------------------------------------------------------------------------------------
     175,000  V.I. Water & Power Authority                                           5.300           07/01/2021           175,439
                                                                                                                    --------------
                                                                                                                      313,898,037
----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,049,036,304)-119.5%                                                            1,029,854,993
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(19.5)                                                                         (168,293,739)
                                                                                                                    --------------
NET ASSETS-100.0%                                                                                                   $ 861,561,254
                                                                                                                    ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Issue is in default. See accompanying Notes.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.


                   11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

5. Illiquid security. The aggregate value of illiquid securities as of October 31, 2007 was $3,989,360, which represents 0.46% of the Fund's net assets. See accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. When-issued security or forward commitment to be delivered and settled after October 31, 2007. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CMC         Carolinas Medical Center
CMHS        Clara Maass Health System
CMMC        Clara Maass Medical Center
COP         Certificates of Participation
CoMC        Community Medical Center
DRIVERS     Derivative Inverse Tax Exempt Receipts
EDA         Economic Devel. Authority
GO          General Obligation
HDC         Housing Devel. Corp.
HFA         Housing Finance Agency
HFC         Housing Finance Corp.
IPCFA       Industrial Pollution Control Financing Authority
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
JFK         John Fitzgerald Kennedy
KMCC        Kensington Manor Care Center
KMH/UMC     Kennedy Memorial Hospital/University Medical Center
KSC         Kennedy Surgical Center
MHC         Meridian Hospitals Corp.
NY/NJ       New York/New Jersey
ONP         Ocean Nursing Pavillion, Inc.
PA/NJ       Pennsylvania/New Jersey
PCFA        Pollution Control Finance Authority
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
RWJ         Robert Wood Johnson
SEAM        Sociedad Espanola de Auxilio Mutuo
TASC        Tobacco Settlement Asset-Backed Bonds
THGS        The House of the Good Shepard
THGSF       The House of the Good Shepard Foundation
V.I.        United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered


                   12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2007, the Fund had purchased $4,500,000 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $46,558,982 as of October 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2007, municipal bond holdings with a value of $220,108,982 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $173,550,000 in short-term floating rate notes issued and outstanding at that date.

At October 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                                                  VALUE AS OF
   PRINCIPAL                                                                                          MATURITY    OCTOBER 31,
      AMOUNT   INVERSE FLOATER 1                                                     COUPON RATES 2      DATES           2007
------------------------------------------------------------------------------------------------------------------------------
   2,170,000   NJ EDA RITES 3                                                                  7.01%    3/1/27   $  2,501,185
   2,000,000   NJ EDA (Public Schools Small Project Loan Program) RITES                        6.98     9/1/24      2,603,800
   9,045,000   NJ EDA ROLs                                                                     9.64     3/1/30     10,545,205
   4,520,000   NJ EDA ROLs                                                                     9.64     3/1/28      5,304,129
               NJ Health Care Facilities Financing Authority (Englewood Hospital
   2,000,000   & Medical Center) RITES                                                         7.98     8/1/25      2,399,960
   3,870,000   NJ Health Care Facilities Financing Authority DRIVERS                           8.76    9/15/28      4,517,993
   7,335,000   NJ Health Care RITES                                                            7.73   11/15/33      4,630,072
   2,500,000   NJ Reset Optional Certificates Trust II ROLs                                    9.17     9/1/36      2,849,450
   3,930,000   Port Authority NY/NJ RITES                                                      7.22     9/1/24      4,443,179
   2,305,000   Port Authority NY/NJ, 238th Series ROLs                                         9.90   12/15/32      2,558,504


                   13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   2,050,000   Puerto Rico Electric Power Authority ROLS 3                                     9.37     7/1/31        662,355
   3,400,000   Puerto Rico Highway & Transportation Authority ROLs                             6.63     7/1/45      2,382,550
     800,000   Puerto Rico Highway & Transportation Authority ROLs                             6.63     7/1/45        560,600
   1,000,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                                   11.68     8/1/57        600,000
                                                                                                                 -------------
                                                                                                                 $ 46,558,982
                                                                                                                 =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 12 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater. "

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $33,960,000.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2007, securities with an aggregate market value of $3,618,018, representing 0.42% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2773% as of October 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the


                   14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 1,049,051,019
                                  ===============

Gross unrealized appreciation     $    21,969,474
Gross unrealized depreciation         (41,165,500)
                                  ---------------
Net unrealized depreciation       $   (19,196,026)
                                  ===============


                   15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007